                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

                         MainStay VP Series Fund, Inc.
               (Exact name of registrant as specified in charter)

  51 Madison Avenue, New York, New York                                  10010
(Address of principal executive offices)                              (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended March 31, 2006 is filed herewith.

MAINSTAY VP BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (59.2%)                                        +

    AGRICULTURE (0.6%)
    UST, Inc.                                                    (a)                  20,480   $      851,968
                                                                                               --------------
    AUTO MANUFACTURERS (0.5%)
    Ford Motor Co.                                               (a)                  88,859          707,318
                                                                                               --------------
    AUTO PARTS & EQUIPMENT (0.4%)
    Lear Corp.                                                   (a)                  32,545          577,023
                                                                                               --------------
    BANKS (2.8%)
    Commerce Bancshares, Inc.                                                         20,017        1,034,278
    First Citizens Bancshares, Inc.                                                      109           21,037
    M&T Bank Corp.                                                                    10,199        1,164,114
    State Street Corp.                                                                20,683        1,249,874
    U.S. Bancorp                                                                      17,955          547,627
                                                                                               --------------
                                                                                                    4,016,930
                                                                                               --------------
    BEVERAGES (0.5%)
    PepsiAmericas, Inc.                                                               31,382          767,290
                                                                                               --------------
    BUILDING MATERIALS (1.0%)
    Martin Marietta Materials, Inc.                                                    7,552          808,291
    Masco Corp.                                                                        1,332           43,277
    USG Corp.                                                    (a)(b)                6,132          582,295
                                                                                               --------------
                                                                                                    1,433,863
                                                                                               --------------
    COMMERCIAL SERVICES (0.6%)
    Equifax, Inc.                                                                     24,978          930,181
                                                                                               --------------
    COMPUTERS (1.6%)
&   Hewlett-Packard Co.                                                               70,141        2,307,638
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (7.6%)
    A.G. Edwards, Inc.                                                                19,190          956,813
    Bear Stearns Cos., Inc. (The)                                                      9,317        1,292,268
    CIT Group, Inc.                                                                   17,576          940,667
    Federated Investors, Inc. Class B                                                 14,580          569,349
    Freddie Mac                                                                       21,056        1,284,416
    Friedman, Billings, Ramsey Group, Inc. Class A               (a)                  19,976          187,375
    Investment Technology Group, Inc.                            (b)                     776           38,645
    Janus Capital Group, Inc.                                                         10,946          253,619
&   Lehman Brothers Holdings, Inc.                                                    11,091        1,602,982
&   Merrill Lynch & Co., Inc.                                                         26,227        2,065,639
&   Morgan Stanley                                                                    30,128        1,892,641
                                                                                               --------------
                                                                                                   11,084,414
                                                                                               --------------
    ELECTRIC (3.6%)
    American Electric Power Co., Inc.                                                 29,829        1,014,783
    Edison International                                                              24,319        1,001,456
    Entergy Corp.                                                                     18,264        1,259,120
    NRG Energy, Inc.                                             (b)                  25,938        1,172,916
    Wisconsin Energy Corp.                                                            18,864          754,371
                                                                                               --------------
                                                                                                    5,202,646
                                                                                               --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    Energizer Holdings, Inc.                                     (b)                  15,483          820,599
                                                                                               --------------
    ELECTRONICS (0.2%)
    Avnet, Inc.                                                  (b)                  10,087          256,008
                                                                                               --------------
    ENVIRONMENTAL CONTROL (0.7%)

    Republic Services, Inc.                                                           23,505          999,198
                                                                                               --------------
    FOOD (0.5%)
    Hershey Co. (The)                                            (a)                  14,762          771,019
                                                                                               --------------
    HEALTH CARE-SERVICES (1.6%)
    Aetna, Inc.                                                                       20,486        1,006,682
    Community Health Systems, Inc.                               (b)                  25,108          907,654
    Humana, Inc.                                                 (b)                   7,564          398,245
    Sierra Health Services, Inc.                                 (b)                   1,878           76,435
                                                                                               --------------
                                                                                                    2,389,016
                                                                                               --------------
    INSURANCE (12.2%)
    AFLAC, Inc.                                                                       19,333          872,498
    Allstate Corp. (The)                                                              26,925        1,403,062
    American Financial Group, Inc.                                                     6,996          291,104
    American National Insurance Co.                                                    1,682          188,519
    AmerUs Group Co.                                             (a)                  16,652        1,003,116
    CIGNA Corp.                                                                        9,963        1,301,367
    Hanover Insurance Group, Inc. (The)                                               21,500        1,127,030
    Lincoln National Corp.                                                            21,738        1,186,677
    Loews Corp.                                                                        6,104          617,725
    MetLife, Inc.                                                                     27,451        1,327,805
    Nationwide Financial Services, Inc. Class A                                        6,756          290,643
    Old Republic International Corp.                                                  42,022          916,920
    Principal Financial Group, Inc.                                                   21,030        1,026,264
    Progressive Corp. (The)                                                           10,584        1,103,488
&   Prudential Financial, Inc.                                                        20,547        1,557,668
    Radian Group, Inc.                                                                 3,094          186,413
    SAFECO Corp.                                                                      16,947          850,909
    StanCorp Financial Group, Inc.                                                    20,311        1,099,028
    Torchmark Corp.                                                                   10,117          577,681
    UnumProvident Corp.                                          (a)                  39,751          814,100
                                                                                               --------------
                                                                                                   17,742,017
                                                                                               --------------
    MEDIA (2.5%)
    CBS Corp. Class B                                                                 50,389        1,208,328
    Clear Channel Communications, Inc.                                                41,070        1,191,441
    Liberty Media Corp. Class A                                  (b)                 147,473        1,210,753
                                                                                               --------------
                                                                                                    3,610,522
                                                                                               --------------
    OIL & GAS (5.7%)
    Amerada Hess Corp.                                           (a)                   6,523          928,875
    Anadarko Petroleum Corp.                                                          13,759        1,389,797
    Devon Energy Corp.                                                                23,376        1,429,910
&   ExxonMobil Corp.                                                                  51,701        3,146,523
    Sunoco, Inc.                                                                      14,040        1,089,083
    W&T Offshore, Inc.                                           (a)                   7,308          294,585
                                                                                               --------------
                                                                                                    8,278,773
                                                                                               --------------
    PHARMACEUTICALS (4.0%)
    AmerisourceBergen Corp.                                                           25,454        1,228,665
    King Pharmaceuticals, Inc.                                   (b)                  25,983          448,207
&   Merck & Co., Inc.                                                                 43,437        1,530,285
&   Pfizer, Inc.                                                                     106,379        2,650,965
                                                                                               --------------
                                                                                                    5,858,122
                                                                                               --------------
    PIPELINES (1.3%)
    Equitable Resources, Inc.                                                         29,769        1,086,866
    Kinder Morgan, Inc.                                                                9,112          838,213
                                                                                               --------------
                                                                                                    1,925,079
                                                                                               --------------
    REAL ESTATE (1.8%)
    Annaly Mortgage Management, Inc.                             (a)                  65,519          795,401
    Crescent Real Estate Equities Co.                            (a)                  38,192          804,705
    New Century Financial Corp.                                  (a)                  22,387        1,030,250
                                                                                               --------------
                                                                                                    2,630,356
                                                                                               --------------
    RETAIL (2.8%)
    AutoNation, Inc.                                             (a)(b)               40,351          869,564
    Circuit City Stores, Inc.                                    (a)                  45,687        1,118,418

    Dillard's, Inc. Class A                                      (a)                  33,924          883,381
    Federated Department Stores, Inc.                                                 16,259        1,186,907
                                                                                               --------------
                                                                                                    4,058,270
                                                                                               --------------
    SAVINGS & LOANS (0.8%)
    Astoria Financial Corp.                                                           36,413        1,127,346
                                                                                               --------------
    SEMICONDUCTORS (0.8%)
    Freescale Semiconductor, Inc. Class B                        (b)                  43,579        1,210,189
                                                                                               --------------
    TELECOMMUNICATIONS (1.7%)
    ALLTEL Corp.                                                                      19,262        1,247,214
    CenturyTel, Inc.                                                                  29,835        1,167,145
                                                                                               --------------
                                                                                                    2,414,359
                                                                                               --------------
    TOYS, GAMES & HOBBIES (0.6%)
    Mattel, Inc.                                                                      52,266          947,583
                                                                                               --------------
    TRANSPORTATION (1.4%)
    Burlington Northern Santa Fe Corp.                                                 3,740          311,654
    CSX Corp.                                                                          1,034           61,833
    Laidlaw International, Inc.                                                       31,360          852,992
    Swift Transportation Co., Inc.                               (b)                  39,123          850,143
                                                                                               --------------
                                                                                                    2,076,622
                                                                                               --------------
    TRUCKING & LEASING (0.8%)
    GATX Corp.                                                                        28,114        1,160,827
                                                                                               --------------
    Total Common Stocks
       (Cost $81,176,317)                                                                          86,155,176
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM CORPORATE BONDS (39.3%)
    AEROSPACE & DEFENSE (0.7%)
    United Technologies Corp.
       4.875%, due 11/1/06                                                      $    200,000          199,887
       7.125%, due 11/15/10                                                          775,000          827,566
                                                                                               --------------
                                                                                                    1,027,453
                                                                                               --------------
    BANKS (7.0%)
    Bank of America Corp.
       7.80%, due 2/15/10                                                            700,000          756,916
    Bank of New York Co., Inc. (The)
       7.30%, due 12/1/09                                                            550,000          584,374
    Bank One Corp.
       7.875%, due 8/1/10                                                            675,000          736,031
    Barclays Bank PLC
       7.40%, due 12/15/09                                                           450,000          479,584
    Deutsche Bank Financial, Inc.
       6.70%, due 12/13/06                                                           125,000          126,161
    HSBC Holdings PLC
       7.50%, due 7/15/09                                                          1,300,000        1,377,190
    Mellon Bank N.A.
       7.625%, due 9/15/07                                                           160,000          164,895
    Mellon Funding Corp.
       6.70%, due 3/1/08                                                             950,000          973,877
    SunTrust Banks, Inc.
       6.25%, due 6/1/08                                                             200,000          203,589
       7.75%, due 5/1/10                                                             400,000          432,854
    U.S. Bank N.A.
       5.70%, due 12/15/08                                                           700,000          707,160
    Wachovia Bank N.A.
       7.80%, due 8/18/10                                                            800,000          871,727
       7.875%, due 2/15/10                                                           900,000          974,055
    Wachovia Corp.
       6.375%, due 1/15/09                                                           125,000          128,607
       6.375%, due 2/1/09                                                             75,000           76,785
    Wells Fargo & Co.
       6.25%, due 4/15/08                                                            125,000          127,306
&   Wells Fargo Bank N.A.

       7.55%, due 6/21/10                                                          1,350,000        1,462,174
                                                                                               --------------
                                                                                                   10,183,285
                                                                                               --------------
    BEVERAGES (1.0%)
    Anheuser-Busch Cos., Inc.
       5.375%, due 9/15/08                                                           100,000          100,378
       6.00%, due 4/15/11                                                            600,000          615,114
       9.00%, due 12/1/09                                                            600,000          671,561
    Coca-Cola Co. (The)
       5.75%, due 3/15/11                                                            125,000          127,197
                                                                                               --------------
                                                                                                    1,514,250
                                                                                               --------------
    BUILDING MATERIALS (0.1%)
    Masco Corp.
       5.75%, due 10/15/08                                                           150,000          150,889
                                                                                               --------------
    CHEMICALS (1.4%)
    Dow Chemical Co. (The)
       6.125%, due 2/1/11                                                            350,000          359,272
    E.I. du Pont de Nemours & Co.
       6.75%, due 9/1/07                                                             325,000          330,951
       6.875%, due 10/15/09                                                          925,000          967,671
    Praxair, Inc.
       6.50%, due 3/1/08                                                             325,000          331,502
                                                                                               --------------
                                                                                                    1,989,396
                                                                                               --------------
    COMPUTERS (1.0%)
    Computer Sciences Corp.
       7.375%, due 6/15/11                                                           350,000          373,698
    Hewlett-Packard Co.
       5.50%, due 7/1/07                                                             200,000          199,972
    International Business Machines Corp.
       6.45%, due 8/1/07                                                             900,000          914,062
                                                                                               --------------
                                                                                                    1,487,732
                                                                                               --------------
    COSMETICS & PERSONAL CARE (1.3%)
    Avon Products, Inc.
       7.15%, due 11/15/09                                                           650,000          687,690
    Kimberly-Clark Corp.
       7.10%, due 8/1/07                                                             925,000          947,149
    Procter & Gamble Co. (The)
       6.875%, due 9/15/09                                                           250,000          262,850
                                                                                               --------------
                                                                                                    1,897,689
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (13.2%)
    Bear Stearns Cos., Inc. (The)
       6.75%, due 12/15/07                                                           438,000          447,946
       7.625%, due 12/7/09                                                         1,100,000        1,178,957
    Boeing Capital Corp.
       7.375%, due 9/27/10                                                           800,000          861,771
    CIT Group, Inc.
       6.875%, due 11/1/09                                                         1,100,000        1,147,770
       7.75%, due 4/2/12                                                             300,000          330,673
    Citicorp
       7.25%, due 9/1/08                                                             300,000          313,013
    Citigroup, Inc.
       6.50%, due 1/18/11                                                            600,000          626,204
       7.25%, due 10/1/10                                                            500,000          535,084
    Countrywide Home Loans, Inc.
       5.50%, due 2/1/07                                                             300,000          300,253
       6.25%, due 4/15/09                                                            300,000          306,198
    Credit Suisse First Boston USA, Inc.
       6.125%, due 11/15/11                                                          100,000          102,720
       6.50%, due 6/1/08                                                           1,089,000        1,113,039
    General Electric Capital Corp.
       6.875%, due 11/15/10                                                          500,000          529,051
       7.375%, due 1/19/10                                                           475,000          506,824
       8.125%, due 4/1/08                                                            300,000          315,652
       8.625%, due 6/15/08                                                           100,000          106,749
    Goldman Sachs Group, Inc. (The)
       6.875%, due 1/15/11                                                           300,000          316,683

       7.35%, due 10/1/09                                                          1,325,000        1,404,431
       Series B
       7.80%, due 1/28/10                                                            125,000          134,845
    Household Financial Corp.
       6.45%, due 2/1/09                                                             200,000          204,601
    HSBC Finance Corp.
       6.375%, due 8/1/10                                                            125,000          129,093
       7.00%, due 5/15/12                                                            400,000          427,547
    John Deere Capital Corp.
       6.00%, due 2/15/09                                                            500,000          508,339
       7.00%, due 3/15/12                                                            450,000          482,511
    JPMorgan Chase & Co.
       6.00%, due 1/15/09                                                            400,000          405,972
       6.75%, due 8/15/08                                                            300,000          309,108
       7.00%, due 11/15/09                                                           390,000          409,217
       7.875%, due 6/15/10                                                           275,000          299,287
    Lehman Brothers Holdings, Inc.
       7.00%, due 2/1/08                                                             100,000          102,862
&      7.875%, due 8/15/10                                                         1,607,000        1,755,157
    Merrill Lynch & Co., Inc.
       6.375%, due 10/15/08                                                          350,000          359,277
       7.00%, due 4/27/08                                                          1,150,000        1,194,603
       Series C
       8.00%, due 3/24/09                                        (c)                 300,000          295,449
    Morgan Stanley Dean Witter
       5.80%, due 4/1/07                                                             200,000          200,914
       8.00%, due 6/15/10                                                            400,000          435,630
    Pitney Bowes Credit Corp.
       5.75%, due 8/15/08                                                            175,000          176,461
    Prudential Funding LLC
       6.60%, due 5/15/08                                        (d)                 550,000          563,264
    UBS Paine Webber Group, Inc.
       6.55%, due 4/15/08                                                            204,000          210,840
    Wells Fargo Financial, Inc.
       5.875%, due 8/15/08                                                           225,000          228,179
                                                                                               --------------
                                                                                                   19,276,174
                                                                                               --------------
    ELECTRIC (0.5%)
    Consolidated Edison Co. of New York
       7.50%, due 9/1/10                                                             660,000          714,027
                                                                                               --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
    Emerson Electric Co.
       7.125%, due 8/15/10                                                         1,082,000        1,156,162
                                                                                               --------------
    ELECTRONICS (0.1%)
    Honeywell, Inc.
       7.125%, due 4/15/08                                                           175,000          180,815
                                                                                               --------------
    FOOD (2.4%)
    Campbell Soup Co.
       5.875%, due 10/1/08                                                           450,000          455,643
       6.75%, due 2/15/11                                                            750,000          787,495
    H.J. Heinz Finance Co.
       6.625%, due 7/15/11                                                           300,000          308,300
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                                             550,000          575,105
    Kraft Foods, Inc.
       5.25%, due 6/1/07                                                             400,000          399,168
       6.25%, due 6/1/12                                                             150,000          154,519
    Sysco International Co.
       6.10%, due 6/1/12                                                             125,000          128,314
    Unilever Capital Corp.
       7.125%, due 11/1/10                                                           650,000          691,695
                                                                                               --------------
                                                                                                    3,500,239
                                                                                               --------------
    HOUSEHOLD PRODUCTS & WARES (0.2%)
    Clorox Co. (The)
       6.125%, due 2/1/11                                                            275,000          281,118
                                                                                               --------------

    INSURANCE (0.2%)
    GE Global Insurance Holding Corp.
       7.50%, due 6/15/10                                                            250,000          267,409
                                                                                               --------------
    MACHINERY - CONSTRUCTION & MINING (0.6%)
    Caterpillar, Inc.
       7.25%, due 9/15/09                                                            884,000          935,725
                                                                                               --------------
    MACHINERY - DIVERSIFIED (0.3%)
    Deere & Co.
       7.85%, due 5/15/10                                                            450,000          489,433
                                                                                               --------------
    MEDIA (0.9%)
    Gannett Co., Inc.
       5.50%, due 4/1/07                                                             425,000          423,915
    Walt Disney Co. (The)
       5.375%, due 6/1/07                                                            275,000          275,058
       6.375%, due 3/1/12                                                            550,000          571,729
                                                                                               --------------
                                                                                                    1,270,702
                                                                                               --------------
    MISCELLANEOUS - MANUFACTURING (0.6%)
    Honeywell International, Inc.
       6.125%, due 11/1/11                                                           200,000          206,443
       7.50%, due 3/1/10                                                             600,000          644,010
                                                                                               --------------
                                                                                                      850,453
                                                                                               --------------
    OIL & GAS (1.9%)
    ConocoPhillips
       6.375%, due 3/30/09                                                           500,000          515,495
       8.75%, due 5/25/10                                                            900,000        1,010,041
    Pan American Energy LLC
       6.75%, due 2/1/07                                                             125,000          126,596
    Texaco Capital, Inc.
       8.625%, due 6/30/10                                                           320,000          360,664
    Union Oil Co. of California
       7.35%, due 6/15/09                                                            300,000          318,718
    Vastar Resources, Inc.
       6.50%, due 4/1/09                                                             350,000          363,419
                                                                                               --------------
                                                                                                    2,694,933
                                                                                               --------------
    OIL & GAS SERVICES (0.2%)
    Baker Hughes, Inc.
       6.00%, due 2/15/09                                                            205,000          208,856
                                                                                               --------------
    PHARMACEUTICALS (0.3%)
    Abbott Laboratories
       5.40%, due 9/15/08                                                            200,000          200,778
       6.40%, due 12/1/06                                                            200,000          201,419
                                                                                               --------------
                                                                                                      402,197
                                                                                               --------------
    RETAIL (1.9%)
    Lowe's Cos., Inc.
       8.25%, due 6/1/10                                                             250,000          276,504
    Nordstrom, Inc.
       5.625%, due 1/15/09                                                           175,000          175,853
    Target Corp.
       5.50%, due 4/1/07                                                             300,000          300,659
       6.35%, due 1/15/11                                                            200,000          208,086
       7.50%, due 8/15/10                                                            700,000          757,257
    Wal-Mart Stores, Inc.
       6.875%, due 8/10/09                                                         1,000,000        1,048,444
                                                                                               --------------
                                                                                                    2,766,803
                                                                                               --------------
    SOFTWARE (0.1%)
    Oracle Corp.
       6.91%, due 2/15/07                                                            100,000          101,337
                                                                                               --------------
    TELECOMMUNICATIONS (2.6%)
    ALLTEL Corp.
       7.00%, due 7/1/12                                                           1,300,000        1,397,969
    BellSouth Capital Funding Corp.

       7.75%, due 2/15/10                                                            775,000          832,726
    BellSouth Telecommunications, Inc.
       5.875%, due 1/15/09                                                           200,000          202,016
    GTE California, Inc.
       Series H
       7.65%, due 3/15/07                                                            175,000          178,495
    New York Telephone Co.
       6.00%, due 4/15/08                                                            175,000          175,836
    Verizon Global Funding Corp.
       7.25%, due 12/1/10                                                            975,000        1,035,279
                                                                                               --------------
                                                                                                    3,822,321
                                                                                               --------------
    Total Long-Term Corporate Bonds
       (Cost $58,354,198)                                                                          57,169,398
                                                                                               --------------
    SHORT-TERM INVESTMENTS (7.7%)
    COMMERCIAL PAPER (2.5%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (e)                 637,458          637,458
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (e)                 325,074          325,074
    Compass Securitization
       4.78%, due 4/24/06                                        (e)                 162,537          162,537
    Fairway Finance
       4.739%, due 4/20/06                                       (e)                 243,806          243,806
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (e)                 403,341          403,341
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (e)                 243,806          243,806
       4.853%, due 4/4/06                                        (e)                 227,552          227,552
    Greyhawk Funding
       4.732%, due 4/20/06                                       (e)                 325,075          325,075
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (e)                 243,806          243,806
    Liberty Street
       4.71%, due 4/17/06                                        (e)                 240,312          240,312
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (e)                 325,075          325,075
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (e)                 243,806          243,806
                                                                                               --------------
    Total Commercial Paper
       (Cost $3,621,648)                                                                            3,621,648
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (e)                  47,080           47,080
                                                                                               --------------
    Total Investment Company
       (Cost $47,080)                                                                                  47,080
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $329,980
       (Collateralized by various bonds with a
       Principal Amount of $339,914
       and Market Value of $340,369)                             (e)            $    329,843          329,843
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $329,843)                                                                                329,843
                                                                                               --------------
    TIME DEPOSITS (5.0%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (e)                 650,149          650,149
    Bank of America
       4.77%, due 5/26/06                                        (c)(e)              650,149          650,149
    Bank of Montreal
       4.78%, due 5/8/06                                         (e)                 568,881          568,881
    Bank of Nova Scotia

       4.78%, due 5/10/06                                        (e)                 625,768          625,768
    Barclays
       4.75%, due 4/21/06                                        (e)                 650,149          650,149
    Calyon
       4.65%, due 4/7/06                                         (e)                 568,881          568,881
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (e)                 487,612          487,612
    Fortis Bank
       4.74%, due 4/20/06                                        (e)                 325,074          325,074
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (e)                 325,075          325,075
    Societe Generale
       4.73%, due 5/9/06                                         (e)                 487,612          487,612
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (e)                 568,881          568,881
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (e)                 650,149          650,149
    UBS AG
       4.585%, due 4/3/06                                        (e)                 731,418          731,418
                                                                                               --------------
    Total Time Deposits
       (Cost $7,289,798)                                                                           7,289,798
                                                                                               --------------
    Total Short-Term Investments
       (Cost $11,288,369)                                                                         11,288,369
                                                                                               --------------
    Total Investments
       (Cost $150,818,884)                                       (f)                   106.2%     154,612,943(g)
    Liabilities in Excess of
       Cash and Other Assets                                                           (6.2)       (9,000,487)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  145,612,456
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(d)  May be sold to institutional investors only.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  The cost for federal income tax purposes is $150,832,540.

(g) At March 31, 2006 net unrealized appreciation was $3,780,403, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,415,627 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,635,224.

MAINSTAY VP BASIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (99.0%)                                        +
    AEROSPACE & DEFENSE (2.3%)
    Boeing Co. (The)                                                                   6,500   $      506,545
    Honeywell International, Inc.                                                     12,000          513,240
    Lockheed Martin Corp.                                                              6,900          518,397
    United Technologies Corp.                                                         11,800          684,046
                                                                                               --------------
                                                                                                    2,222,228
                                                                                               --------------
    AUTO COMPONENTS (1.1%)
    Johnson Controls, Inc.                                                            14,500        1,100,985
                                                                                               --------------
    CAPITAL MARKETS (4.9%)
    Bank of New York Co., Inc. (The)                                                  14,200          511,768
    Goldman Sachs Group, Inc. (The)                                                    7,700        1,208,592
&   Merrill Lynch & Co., Inc.                                                         26,300        2,071,388
    Morgan Stanley                                                                    15,800          992,556
                                                                                               --------------
                                                                                                    4,784,304
                                                                                               --------------
    CHEMICALS (1.6%)
    Dow Chemical Co. (The)                                                            11,100          450,660
    E.I. du Pont de Nemours & Co.                                                     12,200          514,962
    Rohm & Haas Co.                                                                   11,000          537,570
                                                                                               --------------
                                                                                                    1,503,192
                                                                                               --------------
    COMMERCIAL BANKS (7.9%)
&   Bank of America Corp.                                                             67,512        3,074,496
    PNC Financial Services Group, Inc. (The)                                           7,600          511,556
    SunTrust Banks, Inc.                                                               6,600          480,216
    Wachovia Corp.                                                                    29,900        1,675,895
    Wells Fargo & Co.                                                                 29,300        1,871,391
                                                                                               --------------
                                                                                                    7,613,554
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (1.0%)
    Cisco Systems, Inc.                                          (a)                  45,100          977,317
                                                                                               --------------
    COMPUTERS & PERIPHERALS (3.0%)
    Hewlett-Packard Co.                                                               53,600        1,763,440
    International Business Machines Corp.                                             13,500        1,113,345
                                                                                               --------------
                                                                                                    2,876,785
                                                                                               --------------
    CONSUMER FINANCE (1.4%)
    Capital One Financial Corp.                                                       16,500        1,328,580
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (6.9%)
&   Citigroup, Inc.                                                                   74,946        3,539,700
&   JPMorgan Chase & Co.                                                              74,900        3,118,836
                                                                                               --------------
                                                                                                    6,658,536
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
&   AT&T, Inc.                                                                       103,700        2,804,048
    BellSouth Corp.                                                                   23,100          800,415
    Verizon Communications, Inc.                                                      28,500          970,710
                                                                                               --------------
                                                                                                    4,575,173
                                                                                               --------------
    ELECTRIC UTILITIES (2.3%)
    Edison International                                                              11,500          473,570
    Entergy Corp.                                                                      6,400          441,216
    Exelon Corp.                                                 (b)                  17,200          909,880

    FPL Group, Inc.                                                                   10,100          405,414
                                                                                               --------------
                                                                                                    2,230,080
                                                                                               --------------
    ELECTRICAL EQUIPMENT (1.2%)
    Cooper Industries, Ltd. Class A                                                    5,800          504,020
    Emerson Electric Co.                                                               8,100          677,403
                                                                                               --------------
                                                                                                    1,181,423
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (1.3%)
    Halliburton Co.                                              (b)                  10,400          759,408
    Schlumberger, Ltd.                                                                 4,100          518,937
                                                                                               --------------
                                                                                                    1,278,345
                                                                                               --------------
    FOOD & STAPLES RETAILING (0.5%)
    CVS Corp.                                                                         16,400          489,868
                                                                                               --------------
    FOOD PRODUCTS (2.6%)
    Cadbury Schweppes PLC, ADR                                   (c)                  22,300          892,000
    Campbell Soup Co.                                            (b)                  20,700          670,680
    Dean Foods Co.                                               (a)                  13,000          504,790
    General Mills, Inc.                                                                9,000          456,120
                                                                                               --------------
                                                                                                    2,523,590
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
    Boston Scientific Corp.                                      (a)(b)               21,400          493,270
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (1.1%)
    WellPoint, Inc.                                              (a)                  14,100        1,091,763
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (1.4%)
    McDonald's Corp.                                                                  39,800        1,367,528
                                                                                               --------------
    HOUSEHOLD PRODUCTS (1.6%)
    Colgate-Palmolive Co.                                                             26,400        1,507,440
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
    Constellation Energy Group, Inc.                                                  12,100          661,991
    NRG Energy, Inc.                                             (a)                  14,800          669,256
                                                                                               --------------
                                                                                                    1,331,247
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (2.8%)
    General Electric Co.                                                              50,600        1,759,868
    Tyco International, Ltd.                                                          36,800          989,184
                                                                                               --------------
                                                                                                    2,749,052
                                                                                               --------------
    INSURANCE (8.2%)
    ACE, Ltd.                                                                          9,500          494,095
    American International Group, Inc.                                                23,658        1,563,557
    Aon Corp.                                                                         24,000          996,240
    Chubb Corp. (The)                                            (b)                   9,500          906,680
    Genworth Financial, Inc. Class A                                                  43,600        1,457,548
    MetLife, Inc.                                                                      9,900          478,863
    Prudential Financial, Inc.                                                        12,900          977,949
    St. Paul Travelers Cos., Inc. (The)                                               25,600        1,069,824
                                                                                               --------------
                                                                                                    7,944,756
                                                                                               --------------
    IT SERVICES (2.3%)
    Accenture, Ltd. Class A                                                           39,200        1,178,744
    Automatic Data Processing, Inc.                                                   22,900        1,046,072
                                                                                               --------------
                                                                                                    2,224,816
                                                                                               --------------
    MACHINERY (0.5%)
    Eaton Corp.                                                                        6,900          503,493
                                                                                               --------------
    MEDIA (5.4%)
    Clear Channel Communications, Inc.                                                32,300          937,023
    Comcast Corp. Class A                                        (a)                  13,800          361,008


    News Corp., Ltd. (The) Class A                                                    53,500          888,635
    Omnicom Group, Inc.                                                               13,600        1,132,200
    Time Warner, Inc.                                                                 50,700          851,253
    Walt Disney Co. (The)                                                             37,000        1,031,930
                                                                                               --------------
                                                                                                    5,202,049
                                                                                               --------------
    METALS & MINING (0.5%)
    Alcoa, Inc.                                                                       16,100          492,016
                                                                                               --------------
    MULTILINE RETAIL (0.9%)
    Federated Department Stores, Inc.                                                  6,900          503,700
    Kohl's Corp.                                                 (a)                   6,900          365,769
                                                                                               --------------
                                                                                                      869,469
                                                                                               --------------
    MULTI-UTILITIES (0.9%)
    PG&E Corp.                                                                        23,200          902,480
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (12.5%)
    Anadarko Petroleum Corp.                                                           4,600          464,646
    Apache Corp.                                                                       6,400          419,264
&   Chevron Corp.                                                                     33,500        1,941,995
&   ConocoPhillips                                                                    36,600        2,311,290
    Devon Energy Corp.                                                                 7,900          483,243
&   ExxonMobil Corp.                                                                  72,982        4,441,684
    Marathon Oil Corp.                                                                19,700        1,500,549
    Valero Energy Corp.                                                                8,600          514,108
                                                                                               --------------
                                                                                                   12,076,779
                                                                                               --------------
    PHARMACEUTICALS (5.4%)
    Abbott Laboratories                                                               28,000        1,189,160
&   Pfizer, Inc.                                                                     104,600        2,606,632
    Wyeth                                                                             28,900        1,402,228
                                                                                               --------------
                                                                                                    5,198,020
                                                                                               --------------
    ROAD & RAIL (1.7%)
    Union Pacific Corp.                                                               17,200        1,605,620
                                                                                               --------------
    SOFTWARE (1.0%)
    Microsoft Corp.                                                                   34,374          935,317
                                                                                               --------------
    SPECIALTY RETAIL (1.0%)
    Limited Brands, Inc.                                                              19,800          484,308
    TJX Cos., Inc. (The)                                         (b)                  20,500          508,810
                                                                                               --------------
                                                                                                      993,118
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (3.6%)
    Countrywide Financial Corp.                                                       16,100          590,870
    Freddie Mac                                                                       20,200        1,232,200
    PMI Group, Inc. (The)                                                             20,200          927,584
    Washington Mutual, Inc.                                                           16,600          707,492
                                                                                               --------------
                                                                                                    3,458,146
                                                                                               --------------
    TOBACCO (2.1%)
&   Altria Group, Inc.                                                                29,200        2,069,112
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    ALLTEL Corp.                                                                       7,400          479,150
    Sprint Nextel Corp.                                                               20,100          519,384
    Vodafone Group PLC, Sponsored ADR                            (c)                  21,400          447,260
                                                                                               --------------
                                                                                                    1,445,794
                                                                                               --------------
    Total Common Stocks
       (Cost $85,954,014)                                                                          95,805,245
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (4.6%)

    COMMERCIAL PAPER (1.1%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $    183,192          183,192
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)                  93,420           93,420
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                  46,710           46,710
    Fairway Finance
       4.739%, due 4/20/06                                       (d)                  70,065           70,065
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)                 115,912          115,912
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)                  70,065           70,065
       4.853%, due 4/4/06                                        (d)                  65,394           65,394
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)                  93,420           93,420
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)                  70,065           70,065
    Liberty Street
       4.71%, due 4/17/06                                        (d)                  69,061           69,061
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)                  93,420           93,420
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)                  70,065           70,065
                                                                                               --------------
    Total Commercial Paper
       (Cost $1,040,789)                                                                            1,040,789
                                                                                               --------------
    FEDERAL AGENCY (1.2%)
    Federal Home Loan Bank (Discount Note)
       4.63%, due 4/3/06                                                           1,201,000        1,200,691
                                                                                               --------------
    Total Federal Agency
       (Cost $1,200,691)                                                                            1,200,691
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (d)                13,530             13,530
                                                                                               --------------
    Total Investment Company
       (Cost $13,530)                                                                                  13,530
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
    4.98% dated 3/31/06 due 4/3/06
    Proceeds at Maturity $94,830
    (Collateralized by various bonds with a
    Principal Amount of $97,684 and Market Value
    of $97,815)                                                  (d)            $     94,790           94,790
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $94,790)                                                                                  94,790
                                                                                               --------------
    TIME DEPOSITS (2.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)                 186,839          186,839
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)              186,839          186,839
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)                 163,484          163,484
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)                 179,833          179,833
    Barclays
       4.75%, due 4/21/06                                        (d)                 186,839          186,839
    Calyon
       4.65%, due 4/7/06                                         (d)                 163,484          163,484
    First Tennessee National Corp.

       4.70%, due 4/17/06                                        (d)                 140,130          140,130
    Fortis Bank
       4.74%, due 4/20/06                                        (d)                  93,420           93,420
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)                  93,420           93,420
    Societe Generale
       4.73%, due 5/9/06                                         (d)                 140,130          140,130
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)                 163,484          163,484
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)                 186,839          186,839
    UBS AG
       4.585%, due 4/3/06                                        (d)                 210,194          210,194
                                                                                               --------------
    Total Time Deposits
       (Cost $2,094,935)                                                                            2,094,935
                                                                                               --------------
    Total Short-Term Investments
       (Cost $4,444,735)                                                                            4,444,735
                                                                                               --------------
    Total Investments
       (Cost $90,398,749)                                        (f)                   103.6%     100,249,980(g)
    Liabilities in Excess of
       Cash and Other Assets                                                            (3.6)      (3,449,302)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $   96,800,678
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $90,478,083.

(g) At March 31, 2006 net unrealized appreciation was $9,771,897, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,636,046 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,864,149.

MAINSTAY VP BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM BONDS (96.1%)                                      +
    ASSET-BACKED SECURITIES (2.8%)
    AUTOMOBILE (0.2%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                                        (a)            $  1,000,000   $      988,990
                                                                                               --------------
    CREDIT CARDS (1.4%)
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                                         2,750,000        2,688,672
    MBNA Credit Card Master Note Trust
       Series 2005, Class A-6
       4.50%, due 1/15/13                                                          4,000,000        3,927,219
                                                                                               --------------
                                                                                                    6,615,891
                                                                                               --------------
    HOME EQUITY (1.2%)
    Ameriquest Mortgage Securities, Inc.
       Series 2003-13, Class AF6
       5.094%, due 1/25/34                                                         1,977,000        1,953,412
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                                          1,000,000          982,417
    Residential Asset Securities Corp.
       Series 2003-KS9, Class AI6
       4.71%, due 11/25/33                                                         1,245,000        1,211,398
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                                         1,357,771        1,302,608
                                                                                               --------------
                                                                                                    5,449,835
                                                                                               --------------
    Total Asset-Backed Securities
       (Cost $13,280,183)                                                                          13,054,716
                                                                                               --------------
    CORPORATE BONDS (28.1%)
    AEROSPACE & DEFENSE (0.3%)
    Raytheon Co.
       6.40%, due 12/15/18                                                         1,175,000        1,222,001
                                                                                               --------------
    AUTO MANUFACTURERS (0.2%)
    DaimlerChrysler N.A. Holding Corp.
       8.00%, due 6/15/10                                                          1,000,000        1,075,744
                                                                                               --------------
    BANKS (3.8%)
    Bank of America Corp.
       7.80%, due 2/15/10                                                          2,000,000        2,162,618
    Bank of New York (The)
       3.80%, due 2/1/08                                                           1,000,000          974,644
    Cathay United Bank Co., Ltd.
       5.50%, due 10/5/20                                        (a)               3,875,000        3,599,805
    Compass Bank
       5.90%, due 4/1/26                                                           1,400,000        1,369,367
    Keybank N.A.
       5.45%, due 3/3/16                                                           1,000,000          975,363
    Mellon Financial Corp.
       6.40%, due 5/14/11                                                          1,125,000        1,171,327
    National City Corp.
       3.20%, due 4/1/08                                                           1,000,000          962,449

    Popular North America, Inc.
       5.20%, due 12/12/07                                                         3,000,000        2,982,882
    SunTrust Bank
       5.20%, due 1/17/17                                                            875,000          839,622
    Wells Fargo & Co.
       5.125%, due 9/15/16                                                         1,500,000        1,434,513
       6.375%, due 8/1/11                                                          1,000,000        1,042,725
                                                                                               --------------
                                                                                                   17,515,315
                                                                                               --------------
    BEVERAGES (1.0%)
    Bottling Group LLC
       5.50%, due 4/1/16                                                           1,150,000        1,135,231
    Coca-Cola Enterprises, Inc.
       6.75%, due 1/15/38                                                          2,000,000        2,137,110
       8.50%, due 2/1/22                                                           1,000,000        1,247,557
                                                                                               --------------
                                                                                                    4,519,898
                                                                                               --------------
    BUILDING MATERIALS (0.2%)
    Masco Corp.
       5.75%, due 10/15/08                                                           925,000          930,482
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (6.1%)
    American General Finance Corp.
       5.375%, due 9/1/09                                                          1,000,000          998,226
    Associates Corp. of North America
       6.95%, due 11/1/18                                                          2,000,000        2,222,890
    Capital One Bank
       4.25%, due 12/1/08                                                          1,000,000          972,660
    CIT Group, Inc.
       7.75%, due 4/2/12                                                           2,000,000        2,204,486
    Countrywide Home Loans, Inc.
       4.00%, due 3/22/11                                                          1,500,000        1,393,578
    Erac USA Finance Co.
       6.80%, due 2/15/08                                        (a)                 485,000          495,578
    General Electric Capital Corp.
       6.00%, due 6/15/12                                                          3,500,000        3,594,475
    General Motors Acceptance Corp.
       6.125%, due 9/15/06                                                         2,500,000        2,488,467
    Goldman Sachs Group, Inc. (The)
       5.70%, due 9/1/12                                                           2,000,000        2,009,782
    HSBC Finance Corp.
       5.00%, due 6/30/15                                                          4,750,000        4,483,245
    JPMorgan Chase & Co.
       4.60%, due 1/17/11                                                          2,000,000        1,929,596
    Morgan Stanley
       6.75%, due 4/15/11                                                          2,000,000        2,105,300
    Pricoa Global Funding I
       4.625%, due 6/25/12                                       (a)               2,700,000        2,564,112
    Residential Capital Corp.
       6.375%, due 6/30/10                                                           750,000          755,565
                                                                                               --------------
                                                                                                   28,217,960
                                                                                               --------------
    ELECTRIC (3.8%)
    Carolina Power & Light Co.
       6.125%, due 9/15/33                                                         1,000,000          999,031
    Cleveland Electric Illuminating Co. (The)
       5.65%, due 12/15/13                                                         1,000,000          991,188
    Consumers Energy Co.
       Series C
       4.25%, due 4/15/08                                                            210,000          204,805
    DTE Energy Co.
       6.45%, due 6/1/06                                                           1,000,000        1,001,678
    Duke Capital LLC
       6.75%, due 2/15/32                                        (b)               2,375,000        2,488,815
    FPL Group Capital, Inc.
       3.25%, due 4/11/06                                                          2,000,000        1,999,342
    Illinois Power Co.
       7.50%, due 6/15/09                                                          2,500,000        2,635,017

    Niagara Mohawk Power Corp.
       7.75%, due 10/1/08                                                            750,000          788,304
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                                           1,500,000        1,467,871
    Progress Energy, Inc.
       5.625%, due 1/15/16                                                         1,525,000        1,496,016
    Public Service Co. of New Mexico
       4.40%, due 9/15/08                                                            500,000          485,269
    Public Service Electric & Gas Co.
       6.375%, due 5/1/08                                                          3,125,000        3,181,003
                                                                                               --------------
                                                                                                   17,738,339
                                                                                               --------------
    FOOD (1.9%)
    Delhaize America, Inc.
       7.375%, due 4/15/06                                                         2,500,000        2,501,130
       8.125%, due 4/15/11                                                         1,000,000        1,079,539
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                                           2,000,000        2,091,292
    Kroger Co. (The)
       7.70%, due 6/1/29                                                           1,000,000        1,104,078
    Safeway, Inc.
       6.50%, due 3/1/11                                                           2,125,000        2,188,714
                                                                                               --------------
                                                                                                    8,964,753
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.1%)
    Weyerhaeuser Co.
       7.375%, due 3/15/32                                                           500,000          533,909
                                                                                               --------------
    GAS (1.8%)
    Atmos Energy Corp.
       4.00%, due 10/15/09                                                         1,000,000          948,638
    Michigan Consolidated Gas Co.
       Series B
       7.15%, due 5/30/06                                                          5,000,000        5,013,830
    Oneok, Inc
       5.51%, due 2/16/08                                                          2,250,000        2,246,544
                                                                                               --------------
                                                                                                    8,209,012
                                                                                               --------------
    HOME BUILDERS (0.4%)
    Lennar Corp.
       5.125%, due 10/1/10                                       (a)               1,850,000        1,794,443
                                                                                               --------------
    INSURANCE (0.5%)
    ASIF Global Financing XVIII
       3.85%, due 11/26/07                                       (a)               1,575,000        1,539,687
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                                         1,000,000          988,804
                                                                                               --------------
                                                                                                    2,528,491
                                                                                               --------------
    LODGING (0.2%)
    Harrah's Operating Co., Inc.
       5.625%, due 6/1/15                                                          1,000,000          958,174
                                                                                               --------------
    MEDIA (1.3%)
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                                         2,100,000        2,361,763
    Comcast Corp.
       6.45%, due 3/15/37                                                          1,275,000        1,226,808
    Historic TW, Inc.
       6.625%, due 5/15/29                                                         1,398,000        1,374,031
    Walt Disney Co. (The)
       7.00%, due 3/1/32                                         (b)               1,000,000        1,106,572
                                                                                               --------------
                                                                                                    6,069,174
                                                                                               --------------
    OIL & GAS (0.3%)
    Enterprise Products Operating, L.P.
       5.75%, due 3/1/35                                                             875,000          778,470

    Pemex Project Funding Master Trust
       5.75%, due 12/15/15                                       (a)                 875,000          837,812
                                                                                               --------------
                                                                                                    1,616,282
                                                                                               --------------
    PHARMACEUTICALS (0.3%)
    Eli Lilly & Co.
       4.50%, due 3/15/18                                                          1,500,000        1,349,901
                                                                                               --------------
    REAL ESTATE (2.5%)
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                                           1,000,000          961,225
    AvalonBay Communities, Inc.
       6.625%, due 9/15/11                                                         1,000,000        1,049,725
    Regency Centers, L.P.
       7.95%, due 1/15/11                                                          2,250,000        2,452,619
    Rouse Co. (The)
       3.625%, due 3/15/09                                                         1,000,000          929,644
    Summit Properties Partnership, L.P.
       7.04%, due 5/9/06                                                           5,000,000        5,009,435
    United Dominion Realty Trust, Inc.
       4.30%, due 7/1/07                                                           1,000,000          979,236
                                                                                               --------------
                                                                                                   11,381,884
                                                                                               --------------
    RETAIL (0.2%)
    Yum! Brands, Inc.
       8.875%, due 4/15/11                                                         1,000,000        1,126,380
                                                                                               --------------
    TELECOMMUNICATIONS (2.1%)
    CenturyTel, Inc.
       Series F
       6.30%, due 1/15/08                                                          2,020,000        2,040,133
    Cisco Systems, Inc.
       5.50%, due 2/22/16                                                          1,000,000          984,979
    SBC Communications, Inc.
       5.10%, due 9/15/14                                                          1,500,000        1,423,707
    Sprint Capital Corp.
       8.375%, due 3/15/12                                                         1,250,000        1,412,375
       8.75%, due 3/15/32                                                          1,750,000        2,187,950
    Verizon Global Funding Corp.
       5.85%, due 9/15/35                                        (b)               1,750,000        1,569,652
                                                                                               --------------
                                                                                                    9,618,796
                                                                                               --------------
    TRANSPORTATION (0.7%)
    CSX Corp.
       4.99%, due 8/3/06                                         (c)               1,547,000        1,548,216
       5.50%, due 8/1/13                                                           1,000,000          991,808
    Norfolk Southern Corp.
       5.64%, due 5/17/29                                                            926,000          879,959
                                                                                               --------------
                                                                                                    3,419,983
                                                                                               --------------
    TRUCKING & LEASING (0.4%)
    TTX Co.
       5.00%, due 4/1/12                                         (a)               2,050,000        1,985,056
                                                                                               --------------
    Total Corporate Bonds
       (Cost $133,937,904)                                                                        130,775,977
                                                                                               --------------
    FOREIGN BONDS (2.9%)
    DIVERSIFIED FINANCIAL SERVICES (0.6%)
    AMVESCAP PLC
       5.90%, due 1/15/07                                                          3,000,000        3,010,962
                                                                                               --------------
    FOREIGN GOVERNMENTS (0.9%)
    Province of Ontario
       5.50%, due 10/1/08                                                          4,000,000        4,029,408
                                                                                               --------------
    INVESTMENT COMPANY (1.0%)
    Temasek Financial I, Ltd.

       4.50%, due 9/21/15                                        (a)               4,750,000        4,412,432
                                                                                               --------------
    MEDIA (0.2%)
    Thomson Corp. (The)
       5.75%, due 2/1/08                                                           1,000,000        1,004,654
                                                                                               --------------
    TELECOMMUNICATIONS (0.2%)
    Telecom Italia Capital S.A.
       4.00%, due 1/15/10                                                            375,000          352,535
       6.00%, due 9/30/34                                                            875,000          787,167
                                                                                               --------------
                                                                                                    1,139,702
                                                                                               --------------
    Total Foreign Bonds
       (Cost $13,969,685)                                                                          13,597,158
                                                                                               --------------
    MORTGAGE-BACKED SECURITIES (4.6%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (4.6%)
    Bear Stearns Adjustable Rate Mortgage Trust
       Series 2005-8, Class A4
       5.097%, due 8/25/35                                       (a)(c)              500,000          473,658
    Bear Stearns Commercial Mortgage Securities
       Series 2006-PW11, Class A3
       5.626%, due 3/11/39                                       (c)               1,000,000          998,248
       Series 2006-PW11, Class A4
       5.626%, due 3/11/39                                       (c)               1,500,000        1,496,691
       Series 2006-PW11, Class AM
       5.626%, due 3/11/39                                       (c)                 500,000          497,329
    Credit Suisse Mortgage Capital Certificates
       Series 2006-C1, Class AM
       5.738%, due 2/15/39                                       (c)               5,000,000        4,987,835
    Merrill Lynch Mortgage Trust
       Series 2005-MKB2, Class A4
       5.204%, due 9/12/42                                       (c)               1,000,000          972,584
       Series 2005-LC1, Class A3
       5.289%, due 1/12/44                                       (c)               2,500,000        2,466,553
&   Morgan Stanley Capital I
       Series 2004-HQ3, Class A4
       4.80%, due 1/13/41                                                         10,000,000        9,510,677
                                                                                               --------------
    Total Mortgage-Backed Securities
       (Cost $21,568,939)                                                                          21,403,575
                                                                                               --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (57.1%)
    FEDERAL HOME LOAN BANK (4.2%)
       2.625%, due 2/16/07                                       (d)               5,000,000        4,894,240
&      3.625%, due 11/14/08                                      (d)              10,000,000        9,640,490
       3.75%, due 8/15/07                                        (d)               5,000,000        4,910,610
                                                                                               --------------
                                                                                                   19,445,340
                                                                                               --------------
    FEDERAL HOME LOAN BANK
       (COLLATERALIZED MORTGAGE OBLIGATION) (1.0%)
       Series VN-2015, Class A
       5.46%, due 11/27/15                                       (d)               4,808,273        4,764,698
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.6%)
       Series R005, Class AB
       5.50%, due 12/15/18                                       (d)               2,977,378        2,952,397
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (18.5%)
       4.00%, due 1/1/21                                         (d)               2,944,989        2,747,089
&      4.50%, due 8/1/20                                         (d)               8,361,909        7,983,551
       4.50%, due 11/1/20                                        (d)                 966,810          923,064

       4.50%, due 4/1/21                                      TBA(e)               2,200,000        2,099,625
       4.50%, due 5/1/35                                         (d)                 973,202          897,735
       4.50%, due 7/1/35                                         (d)                 109,756          101,245
       4.50%, due 8/1/35                                         (d)                 676,840          624,355
       5.00%, due 4/1/20                                         (d)               1,819,964        1,774,262
       5.00%, due 10/1/20                                        (d)               1,935,347        1,886,747
       5.00%, due 12/1/20                                        (d)               5,935,071        5,786,030
       5.00%, due 1/1/21                                         (d)                 992,338          967,210
       5.00%, due 7/1/35                                         (d)               2,262,515        2,153,243
&      5.00%, due 8/1/35                                         (d)              21,625,838       20,581,371
       5.00%, due 11/1/35                                        (d)               4,964,646        4,724,867
       5.00%, due 12/1/35                                        (d)               4,910,312        4,673,157
       5.50%, due 12/1/18                                        (d)               1,781,812        1,771,481
       5.50%, due 8/1/35                                         (d)               5,701,444        5,568,400
       5.50%, due 1/1/36                                         (d)               4,880,832        4,766,938
&      6.00%, due 12/1/35                                        (d)               6,593,123        6,597,431
       6.00%, due 2/1/36                                         (d)               4,384,598        4,387,338
       6.50%, due 7/1/17                                         (d)                 306,227          312,791
       6.50%, due 11/1/35                                        (d)               1,785,193        1,819,933
       6.50%, due 1/1/36                                         (d)                 953,722          972,257
       7.00%, due 1/1/33                                         (d)               1,603,404        1,651,344
                                                                                               --------------
                                                                                                   85,771,464
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.4%)
       5.25%, due 8/1/12                                         (d)               2,000,000        1,979,726
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (12.8%)
       4.00%, due 10/1/20                                        (d)                   1,088            1,018
       4.50%, due 12/1/19                                        (d)                  14,936           14,294
       4.50%, due 4/1/21                                      TBA(e)               2,200,000        2,103,064
       5.00%, due 1/1/18                                         (d)               4,711,916        4,606,547
       5.00%, due 6/1/18                                         (d)               3,614,156        3,530,688
       5.00%, due 12/1/18                                        (d)                 298,335          291,445
       5.00%, due 7/1/19                                         (d)                 283,824          276,956
       5.00%, due 11/1/19                                        (d)                 259,905          253,902
       5.00%, due 5/1/33                                         (d)                  58,075           55,445
       5.00%, due 4/1/36                                      TBA(e)                 100,000           95,188
       5.399%, due 1/1/36                                     (c)(d)               1,993,555        1,963,679
       5.50%, due 5/1/16                                         (d)               1,232,598        1,227,285
       5.50%, due 7/1/34                                         (d)                 903,412          883,136
       5.50%, due 1/1/35                                         (d)               1,786,639        1,746,540
       5.50%, due 6/1/35                                         (d)               4,188,477        4,089,638
       5.50%, due 7/1/35                                         (d)               4,370,430        4,267,297
&      5.50%, due 8/1/35                                         (d)              10,303,344       10,060,208
       5.50%, due 10/1/35                                        (d)                 975,249          952,235
&      5.50%, due 11/1/35                                        (d)              13,023,662       12,716,332
       6.00%, due 2/1/14                                         (d)                 546,295          553,577
&      6.00%, due 1/1/36                                         (d)               7,315,114        7,316,523
       6.50%, due 11/1/09                                        (d)                 354,787          357,669
       6.50%, due 10/1/27                                        (d)                  70,974           72,759
       6.50%, due 1/1/28                                         (d)                 260,645          267,236
       6.50%, due 7/1/35                                         (d)                 764,819          780,365
       7.00%, due 2/1/27                                         (d)                 405,796          418,813
       7.00%, due 1/1/28                                         (d)                 395,051          407,725
       7.00%, due 4/1/31                                         (d)                  68,099           70,207
       7.50%, due 7/1/28                                         (d)                 214,375          224,177
                                                                                               --------------
                                                                                                   59,603,948
                                                                                               --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (COLLATERALIZED MORTGAGE OBLIGATION) (2.8%)
       Series 2003-96, Class C
       4.396%, due 1/16/24                                       (c)(d)            3,000,000        2,890,618
       Series 2005-87, Class B
       5.116%, due 1/16/28                                       (c)(d)            5,000,000        4,896,878
       Series 2002-35, Class D
       6.289%, due 1/16/27                                       (c)(d)            5,000,000        5,171,331
                                                                                               --------------
                                                                                                   12,958,827
                                                                                               --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (2.0%)
       5.50%, due 7/15/35                                        (d)               1,877,110        1,859,456
       5.50%, due 8/15/35                                        (d)                 968,190          959,084
       6.00%, due 1/15/36                                        (d)               2,996,990        3,032,391
       6.50%, due 4/1/36                                      TBA(e)               2,800,000        2,901,500
       7.00%, due 7/15/31                                        (d)                 229,295          239,142
       9.00%, due 4/15/26                                        (d)                 152,338          165,275
                                                                                               --------------
                                                                                                    9,156,848
                                                                                               --------------
    UNITED STATES TREASURY BONDS (2.5%)
&      5.375%, due 2/15/31                                       (b)               9,948,000       10,471,822
       6.25%, due 8/15/23                                        (b)               1,000,000        1,134,141
                                                                                               --------------
                                                                                                   11,605,963
                                                                                               --------------
    UNITED STATES TREASURY NOTES (12.3%)
       3.00%, due 2/15/08                                        (b)               3,000,000        2,901,915
       3.375%, due 2/15/08                                       (b)               5,800,000        5,649,107
&      4.00%, due 3/15/10                                        (b)              39,545,000       38,378,739
       4.375%, due 11/15/08                                      (d)               1,525,000        1,507,606
       4.50%, due 2/28/11                                        (b)               2,280,000        2,246,780
       4.50%, due 2/15/16                                        (b)               6,555,000        6,375,249
                                                                                               --------------
                                                                                                   57,059,396
                                                                                               --------------
    Total Federal Agencies
       (Cost $270,849,718)                                                                        265,298,607
                                                                                               --------------
    YANKEE BONDS (0.6%)                                          (f)
    INSURANCE (0.4%)
    ACE, Ltd.
       6.00%, due 4/1/07                                                           1,750,000        1,759,301
                                                                                               --------------
    PIPELINES (0.2%)
    TransCanada Corp.
       5.85%, due 3/15/36                                                          1,000,000          977,584
                                                                                               --------------
    Total Yankee Bonds
       (Cost $2,784,023)                                                                            2,736,885
                                                                                               --------------
    Total Long-Term Bonds
       (Cost $456,390,452)                                                                        446,866,918
                                                                                               --------------
    SHORT-TERM INVESTMENTS (12.4%)
    COMMERCIAL PAPER (6.2%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (g)               2,016,636        2,016,636
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (g)               1,028,393        1,028,393
    Compass Securitization
       4.78%, due 4/24/06                                        (g)                 514,196          514,196
    Fairway Finance
       4.739%, due 4/20/06                                       (g)                 771,295          771,295
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (g)               1,275,993        1,275,993
    Goldman Sachs Group, Inc. (The)
       4.83%, due 4/3/06                                         (d)               7,045,000        7,043,110
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (g)                 771,295          771,295
       4.853%, due 4/4/06                                        (g)                 719,875          719,875
    Greyhawk Funding
       4.732%, due 4/20/06                                       (g)               1,028,393        1,028,393
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (g)                 771,295          771,295
    Liberty Street
       4.71%, due 4/17/06                                        (g)                 760,241          760,241
    National Rural Utilities Cooperative Finance Corp.
       4.65%, due 4/18/06                                        (d)               2,400,000        2,394,730
       4.65%, due 4/20/06                                        (d)               3,000,000        2,992,638

    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (g)               1,028,393        1,028,393
    Rabobank USA Finance Corp.
       4.76%, due 4/6/06                                         (d)               5,000,000        4,996,694
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (g)                 771,295          771,295
                                                                                               --------------
    Total Commercial Paper
       (Cost $28,884,472)                                                                          28,884,472
                                                                                               --------------
    FEDERAL AGENCIES (1.0%)
    Federal Home Loan Bank
       (Discount Note)                                           (d)               2,300,000        2,295,167
       4.45%, due 4/18/06                                                                      --------------

    Federal Home Loan Mortgage Corporation
       (Discount Note)                                           (d)               2,000,000        1,995,778
       4.47%, due 4/18/06                                                                      --------------

    Federal National Mortgage Association
       (Discount Note)                                           (d)                 100,000           99,865
       4.43%, due 4/12/06                                                                      --------------

    Total Federal Agencies
       (Cost $4,390,810)                                                                            4,390,810
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (g)                 148,941          148,941
                                                                                               --------------
    Total Investment Company
       (Cost $148,941)                                                                                148,941
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,043,912
       (Collateralized by various bonds with a Principal
       Amount of $1,075,339
       and Market Value of $1,076,778)                           (g)            $  1,043,479        1,043,479
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,043,479)                                                                            1,043,479
                                                                                               --------------
    TIME DEPOSITS (5.0%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (g)               2,056,786        2,056,786
    Bank of America
       4.77%, due 5/26/06                                        (c)(g)            2,056,786        2,056,786
    Bank of Montreal
       4.78%, due 5/8/06                                         (g)               1,799,687        1,799,687
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (g)               1,979,656        1,979,656
    Barclays
       4.75%, due 4/21/06                                        (g)               2,056,786        2,056,786
    Calyon
       4.65%, due 4/7/06                                         (g)               1,799,687        1,799,687
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (g)               1,542,589        1,542,589
    Fortis Bank
       4.74%, due 4/20/06                                        (g)               1,028,393        1,028,393
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (g)               1,028,393        1,028,393
    Societe Generale
       4.73%, due 5/9/06                                         (g)               1,542,589        1,542,589
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (g)               1,799,687        1,799,687
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (g)               2,056,786        2,056,786
    UBS AG

       4.585%, due 4/3/06                                        (g)               2,313,884        2,313,884
                                                                                               --------------
    Total Time Deposits
       (Cost $23,061,709)                                                                          23,061,709
                                                                                               --------------
    Total Short-Term Investments
       (Cost $57,529,411)                                                                          57,529,411
                                                                                               --------------
    Total Investments
       (Cost $513,919,863)                                       (h)                   108.5%     504,396,329(i)
    Liabilities in Excess of
       Cash and Other Assets                                                            (8.5)     (39,679,365)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  464,716,964
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(d)  Segregated as collateral for TBAs.

(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $7,199,377.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  The cost for federal income tax purposes is $514,152,248.

(i) At March 31, 2006 net unrealized depreciation was $9,755,919, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $394,347 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,150,266.

MAINSTAY VP CAPTIAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (98.3%)                                        +
    AEROSPACE & DEFENSE (4.0%)
    L-3 Communications Holdings, Inc.                                                202,000   $   17,329,580
    United Technologies Corp.                                                        314,500       18,231,565
                                                                                               --------------
                                                                                                   35,561,145
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (2.1%)
&   FedEx Corp.                                                                      167,300       18,894,862
                                                                                               --------------
    AUTOMOBILES (1.7%)
    Harley-Davidson, Inc.                                        (a)                 283,500       14,707,980
                                                                                               --------------
    BEVERAGES (1.2%)
    PepsiCo, Inc.                                                                    177,200       10,240,388
                                                                                               --------------
    BIOTECHNOLOGY (5.3%)
    Amgen, Inc.                                                  (b)                 239,400       17,416,350
    Genentech, Inc.                                              (b)                 158,100       13,361,031
    Gilead Sciences, Inc.                                        (a)(b)              260,300       16,195,866
                                                                                               --------------
                                                                                                   46,973,247
                                                                                               --------------
    CAPITAL MARKETS (0.7%)
    Ameriprise Financial, Inc.                                                        56,700        2,554,902
    Morgan Stanley                                                                    57,100        3,587,022
                                                                                               --------------
                                                                                                    6,141,924
                                                                                               --------------
    CHEMICALS (2.3%)
&   Praxair, Inc.                                                                    360,800       19,898,120
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (7.3%)
    Comverse Technology, Inc.                                    (b)                 217,400        5,115,422
&   Corning, Inc.                                                (b)                 968,200       26,054,263
    Motorola, Inc.                                                                   750,100       17,184,791
    QUALCOMM, Inc.                                                                   242,100       12,252,681
    Research In Motion, Ltd.                                     (b)                  40,800        3,463,104
                                                                                               --------------
                                                                                                   64,070,261
                                                                                               --------------
    COMPUTERS & PERIPHERALS (4.3%)
    Apple Computer, Inc.                                         (b)                 251,100       15,748,992
    EMC Corp.                                                    (b)               1,019,900       13,901,237
    International Business Machines Corp.                                             96,400        7,950,108
                                                                                               --------------
                                                                                                   37,600,337
                                                                                               --------------
    CONSUMER FINANCE (3.3%)
    American Express Co.                                                             275,100       14,456,505
    Capital One Financial Corp.                                                      180,400       14,525,808
                                                                                               --------------
                                                                                                   28,982,313
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (10.0%)
&   Baker Hughes, Inc.                                                               283,700       19,405,080
    BJ Services Co.                                                                  505,200       17,479,920
    ENSCO International, Inc.                                                        215,800       11,102,910
    Transocean, Inc.                                             (b)                 220,500       17,706,150
&   Weatherford International, Ltd.                              (b)                 503,500       23,035,125
                                                                                               --------------
                                                                                                   88,729,185
                                                                                               --------------
    FOOD & STAPLES RETAILING (1.5%)
    Walgreen Co.                                                                     309,400       13,344,422
                                                                                               --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
    Fisher Scientific International, Inc.                        (b)                 245,000       16,672,250
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (11.3%)
&   Caremark Rx, Inc.                                            (b)                 373,100       18,349,058
    Coventry Health Care, Inc.                                   (b)                 167,900        9,063,242
    Omnicare, Inc.                                               (a)                 155,600        8,556,444
    Quest Diagnostics, Inc.                                                          291,500       14,953,950
&   UnitedHealth Group, Inc.                                                         453,500       25,332,510
&   WellPoint, Inc.                                              (b)                 306,500       23,732,295
                                                                                               --------------
                                                                                                   99,987,499
                                                                                               --------------
    HOUSEHOLD DURABLES (6.7%)
    Centex Corp.                                                 (a)                 190,800       11,827,692
    D.R. Horton, Inc.                                                                496,366       16,489,278
    Harman International Industries, Inc.                                            119,200       13,246,696
    Lennar Corp. Class A                                                             285,200       17,220,376
                                                                                               --------------
                                                                                                   58,784,042
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (3.1%)
    3M Co.                                                                           123,200        9,325,008
    General Electric Co.                                                             524,900       18,256,022
                                                                                               --------------
                                                                                                   27,581,030
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (1.6%)
    Akamai Technologies, Inc.                                    (a)(b)               84,900        2,792,361
    eBay, Inc.                                                   (a)(b)              158,000        6,171,480
    Yahoo!, Inc.                                                 (b)                 158,900        5,126,114
                                                                                               --------------
                                                                                                   14,089,955
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (0.3%)
    Brunswick Corp.                                                                   68,900        2,677,454
                                                                                               --------------
    MACHINERY (3.3%)
    Danaher Corp.                                                (a)                 279,400       17,755,870
    Illinois Tool Works, Inc.                                    (a)                 119,200       11,480,152
                                                                                               --------------
                                                                                                   29,236,022
                                                                                               --------------
    MEDIA (1.2%)
    Omnicom Group, Inc.                                                              131,100       10,914,075
                                                                                               --------------
    MULTILINE RETAIL (3.4%)
    Kohl's Corp.                                                 (a)(b)              300,100       15,908,301
    Target Corp.                                                                     272,100       14,151,921
                                                                                               --------------
                                                                                                   30,060,222
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (2.8%)
    Apache Corp.                                                                     122,400        8,018,424
    Peabody Energy Corp.                                                             338,900       17,083,949
                                                                                               --------------
                                                                                                   25,102,373
                                                                                               --------------
    PHARMACEUTICALS (2.2%)
    Johnson & Johnson                                                                277,700       16,445,394
    Teva Pharmaceutical Industries, Ltd. ADR                     (a)(c)               73,700        3,034,966
                                                                                               --------------
                                                                                                   19,480,360
                                                                                               --------------
    ROAD & RAIL (1.5%)
    Norfolk Southern Corp.                                                           242,600       13,117,382
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
    Intel Corp.                                                                      167,200        3,235,320
    Linear Technology Corp.                                      (a)                 274,500        9,629,460
    Maxim Integrated Products, Inc.                                                  150,100        5,576,215
    National Semiconductor Corp.                                                     495,200       13,786,368
                                                                                               --------------
                                                                                                   32,227,363
                                                                                               --------------
    SOFTWARE (1.5%)

    Citrix Systems, Inc.                                         (b)                 137,700        5,218,830
    Microsoft Corp.                                                                  299,900        8,160,279
                                                                                               --------------
                                                                                                   13,379,109
                                                                                               --------------
    SPECIALTY RETAIL (6.1%)
    Bed Bath & Beyond, Inc.                                      (b)                 358,100       13,751,040
&   Best Buy Co., Inc.                                                               335,900       18,786,887
    Chico's FAS, Inc.                                            (b)                 110,900        4,506,976
    Lowe's Cos., Inc.                                                                261,500       16,851,060
                                                                                               --------------
                                                                                                   53,895,963
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (4.0%)
&   Coach, Inc.                                                  (b)                 567,900       19,637,982
    NIKE, Inc. Class B                                                               186,500       15,871,150
                                                                                               --------------
                                                                                                   35,509,132
                                                                                               --------------
    Total Common Stocks
    (Cost $635,134,431)                                                                           867,858,415
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
SHORT-TERM INVESTMENTS (6.4%)

COMMERCIAL PAPER (2.9%)
AIG Funding, Inc.
   4.75%, due 4/5/06                                                            $  2,735,000        2,733,557
Banco Santander Central Hispano S.A.
   4.722%, due 5/8/06                                            (d)               2,327,307        2,327,307
CIESCO, Inc.
   4.798%, due 5/19/06                                           (d)               1,186,821        1,186,821
Compass Securitization
   4.78%, due 4/24/06                                            (d)                 593,411          593,411
Fairway Finance
   4.739%, due 4/20/06                                           (d)                 890,116          890,116
General Electric Capital Corp.
   4.759%, due 4/12/06                                           (d)               1,472,565        1,472,565
Grampian Funding LLC
   4.785%, due 5/3/06                                            (d)                 890,116          890,116
   4.853%, due 4/4/06                                            (d)                 830,775          830,775
Greyhawk Funding
   4.732%, due 4/20/06                                           (d)               1,186,821        1,186,821
Jupiter Securitization Corp.
   4.742%, due 4/17/06                                           (d)                 890,116          890,116
Liberty Street
   4.71%, due 4/17/06                                            (d)                 877,360          877,360
Prefco Enterprises, Inc.
   4.681%, due 4/10/06                                           (d)               1,186,821        1,186,821
Rabobank USA Finance Corp.
   4.83%, due 4/3/06                                                               9,420,000        9,417,472
Sheffiled Receivables Corp.
   4.771%, due 4/25/06                                           (d)                 890,116          890,116
                                                                                               --------------
Total Commercial Paper
   (Cost $25,373,374)                                                                              25,373,374
                                                                                               --------------
FEDERAL AGENCY (0.4%)
Federal Home Loan Bank (Discount Note)
   4.47%, due 4/3/06                                                               3,000,000        2,999,255
                                                                                               --------------
Total Federal Agency
   (Cost $2,999,255)                                                                                2,999,255
                                                                                               --------------

                                                                                    SHARES
                                                                                ------------
INVESTMENT COMPANY (0.0%)                                        ++
BGI Institutional Money Market Fund                              (d)                 171,886          171,886
                                                                                               --------------
Total Investment Company
   (Cost $171,886)                                                                                    171,886
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
   4.98%, dated 3/31/06 due 4/3/06
   Proceeds at Maturity $1,204,731
   (Collateralized by various bonds
   with a Principal Amount of $1,241,000
   and Market Value of $1,242,660)                               (d)            $  1,204,232        1,204,232
                                                                                               --------------
   Total Repurchase Agreement
   (Cost $1,204,232)                                                                                1,204,232
                                                                                               --------------
TIME DEPOSITS (3.0%)
Banco Bilbao Vizcaya Argentaria S.A.
   4.61%, due 4/6/06                                             (d)               2,373,643        2,373,643
Bank of America
   4.77%, due 5/26/06                                            (d)(e)            2,373,643        2,373,643
Bank of Montreal
   4.78%, due 5/8/06                                             (d)               2,076,937        2,076,937
Bank of Nova Scotia
   4.78%, due 5/10/06                                            (d)               2,284,631        2,284,631
Barclays
   4.75%, due 4/21/06                                            (d)               2,373,643        2,373,643
Calyon
   4.65%, due 4/7/06                                             (d)               2,076,937        2,076,937
First Tennessee National Corp.
   4.70%, due 4/17/06                                            (d)               1,780,232        1,780,232
Fortis Bank
   4.74%, due 4/20/06                                            (d)               1,186,821        1,186,821
HBOS Halifax Bank of Scotland
   4.56%, due 4/3/06                                             (d)               1,186,821        1,186,821
Societe Generale
   4.73%, due 5/9/06                                             (d)               1,780,232        1,780,232
Standard Chartered Bank
   4.78%, due 4/28/06                                            (d)               2,076,937        2,076,937
Toronto Dominion Bank
   4.79%, due 4/13/06                                            (d)               2,373,643        2,373,643
UBS AG
   4.585%, due 4/3/06                                            (d)               2,670,352        2,670,352
                                                                                               --------------
Total Time Deposits
   (Cost $26,614,472)                                                                              26,614,472
                                                                                               --------------
Total Short-Term Investments
   (Cost $56,363,219)                                                                              56,363,219
                                                                                               --------------
Total Investments
   (Cost $691,497,650)                                           (f)                   104.7%     924,221,634(g)
Liabilities in Excess of
   Cash and Other Assets                                                                (4.7)     (41,325,720)
                                                                                ------------   --------------
Net Assets                                                                             100.0%    $882,895,914
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $692,030,188.

(g) At March 31, 2006 net unrealized appreciation was $232,191,446, based on cost for federal income tax purposes.

     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $246,883,313 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $14,691,867.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                  PRINCIPAL       AMORTIZED
                                                                                   AMOUNT           COST
                                                                                ------------   --------------
    SHORT-TERM INVESTMENTS (102.9%)                              +

    CERTIFICATE OF DEPOSIT (1.0%)
    Deutsche Bank AG
       4.175%, due 4/3/06                                                       $  3,000,000   $    2,999,983
                                                                                               --------------
    COMMERCIAL PAPER (46.2%)
    Abbey National North America LLC
       4.40%, due 4/21/06                                                          3,100,000        3,092,422
       4.53%, due 4/6/06                                                           4,200,000        4,197,357
    Allianz Finance Corp.
       4.60%, due 5/4/06                                         (a)               3,000,000        2,987,350
    American Express Credit Corp.
       4.43%, due 4/10/06                                                          3,000,000        2,996,678
    American General Finance Corp.
       4.66%, due 4/28/06                                                          2,100,000        2,092,660
    ANZ Delaware, Inc.
       4.37%, due 4/18/06                                                          3,000,000        2,993,810
       4.68%, due 4/19/06                                                          3,000,000        2,992,980
    Atlantis One Funding Corp.
       4.67%, due 5/18/06                                        (a)               3,250,000        3,230,185
    Barclays U.S. Funding Corp.
       4.81%, due 5/30/06                                                          1,850,000        1,835,416
    ChevronTexaco Funding Corp.
       4.61%, due 5/12/06                                                          3,000,000        2,984,249
    Deutsche Bank Financial LLC
       4.70%, due 6/21/06                                                          3,100,000        3,067,217
    Dexia Delaware LLC
       4.71%, due 5/10/06                                                          2,700,000        2,686,223
       4.87%, due 6/27/06                                                          1,800,000        1,778,815
    European Investment Bank
       4.55%, due 4/6/06                                                           3,000,000        2,998,104
       4.79%, due 6/1/06                                                           4,000,000        3,967,534
    General Electric Capital Corp.
       4.55%, due 4/19/06                                                          3,000,000        2,993,175
    Goldman Sachs Group, Inc. (The)
       4.41%, due 5/15/06                                                          3,000,000        2,983,830
       4.72%, due 6/22/06                                                          3,000,000        2,967,747
    Harvard University
       4.68%, due 6/8/06                                                           3,000,000        2,973,480
    HBOS Treasury Services PLC
       4.64%, due 5/16/06                                                          3,000,000        2,982,600
       4.68%, due 5/25/06                                                          2,675,000        2,656,222
    HSBC Finance Corp.
       4.60%, due 5/8/06                                                           2,500,000        2,488,180
    ING U.S. Funding LLC
       4.71%, due 5/10/06                                                          3,000,000        2,984,693
       4.83%, due 6/19/06                                                          2,350,000        2,325,092
    KfW International Finance, Inc.
       4.35%, due 5/5/06                                         (a)               2,000,000        1,991,784
    MetLife Funding, Inc.
       4.635%, due 5/22/06                                                         2,875,000        2,856,122
    National Australia Funding

       4.74%, due 4/28/06                                        (a)               3,175,000        3,163,713
    Nationwide Building Society
       4.48%, due 4/12/06                                        (a)               3,475,000        3,470,243
       4.54%, due 4/26/06                                        (a)               3,000,000        2,990,541
    Nestle Capital Corp.
       4.61%, due 4/21/06                                        (a)               2,100,000        2,094,622
       4.73%, due 6/13/06                                        (a)               3,000,000        2,971,226
    Private Export Funding Corp.
       4.25%, due 4/18/06                                        (a)               3,000,000        2,993,980
    Prudential Funding LLC
       4.52%, due 4/4/06                                                           3,000,000        2,998,870
       4.55%, due 4/27/06                                                          2,900,000        2,890,470
    Rabobank USA Financial Corp.
       4.42%, due 5/15/06                                                          2,900,000        2,884,334
    Royal Bank of Canada
       4.585%, due 4/24/06                                                         3,000,000        2,991,212
    San Paolo IMI U.S. Financial Co.
       4.68%, due 5/17/06                                                          2,400,000        2,385,648
       4.805%, due 6/16/06                                                         2,500,000        2,474,640
    Shell International Finance B.V.
       4.73%, due 5/23/06                                                          1,775,000        1,762,873
    Societe Generale North America, Inc.
       4.55%, due 4/20/06                                                          3,000,000        2,992,796
       4.76%, due 5/23/06                                                            925,000          918,640
       4.78%, due 6/21/06                                                          2,452,000        2,425,629
    Svenska Handelsbanken AB
       4.42%, due 4/5/06                                                           3,000,000        2,998,526
       4.50%, due 6/15/06                                                          3,030,000        3,001,594
    Swiss Re Financial Products
       4.58%, due 5/3/06                                         (a)               3,000,000        2,987,787
       4.81%, due 6/12/06                                        (a)               3,000,000        2,971,140
    UBS Finance (Delaware) LLC
       4.44%, due 4/17/06                                                          3,000,000        2,994,080
       4.52%, due 4/17/06                                                            675,000          673,644
       4.66%, due 5/8/06                                                           2,100,000        2,089,942
    Unilever Capital Corp.
       4.50%, due 4/4/06                                         (a)               3,000,000        2,998,875
                                                                                               --------------
                                                                                                  137,228,950
                                                                                               --------------
    CORPORATE BONDS (13.8%)
    Abbott Laboratories
       6.40%, due 12/1/06                                                          3,725,000        3,764,199
    Bank of America Corp.
       7.125%, due 9/15/06                                                         3,000,000        3,035,331
    BP Capital Markets PLC
       2.625%, due 3/15/07                                                         2,700,000        2,637,644
       2.75%, due 12/29/06                                                         3,837,000        3,778,785
    Citigroup, Inc.
       4.895%, due 5/19/06                                       (b)               3,000,000        3,000,571
    FleetBoston Financial Corp.
       4.875%, due 12/1/06                                                         3,697,000        3,700,097
    International Business Machines Corp.
       4.875%, due 10/1/06                                                         3,000,000        3,002,611
    Morgan Stanley
       4.709%, due 1/12/07                                       (b)               3,000,000        3,003,266
       4.93%, due 11/24/06                                       (b)               3,000,000        3,002,917
    USAA Auto Owner Trust
       Series 2005-3, Class A1

       4.17%, due 11/9/06                                                          1,450,707        1,450,707
    Wachovia Auto Owner Trust
       Series 2005-8, Class A1
       4.481%, due 12/20/06                                                        1,670,181        1,670,181
    Wachovia Corp.
       4.95%, due 11/1/06                                                          3,000,000        3,007,302
    Wells Fargo & Co.
       5.00%, due 9/15/06                                        (b)               3,000,000        3,001,772
       5.00%, due 3/23/07                                        (b)               3,000,000        3,003,144
                                                                                               --------------
                                                                                                   41,058,527
                                                                                               --------------
    FEDERAL AGENCIES (32.0%)
    Federal Home Loan Bank
       5.08%, due 2/22/07                                                          5,600,000        5,599,457
    Federal Home Loan Bank
       (Discount Notes)
       4.30%, due 4/24/06                                                          4,250,000        4,238,324
       4.56%, due 5/10/06                                                          4,100,000        4,079,746
       4.62%, due 6/2/06                                                           2,700,000        2,678,517
       4.67%, due 6/9/06                                                           3,000,000        2,973,148
       4.675%, due 6/14/06                                                         3,000,000        2,971,171
    Federal Home Loan Mortgage Corporation
       (Discount Notes)
       4.22%, due 4/11/06                                                          2,600,000        2,596,953
       4.36%, due 4/12/06                                                          2,565,000        2,561,583
       4.362%, due 4/13/06                                                         3,700,000        3,694,621
       4.38%, due 5/2/06                                                           5,150,000        5,130,576
       4.39%, due 5/9/06                                                           1,325,000        1,318,860
       4.40%, due 5/23/06                                                          1,825,000        1,813,401
       4.44%, due 5/30/06                                                          2,450,000        2,432,172
       4.45%, due 4/7/06                                                           2,400,000        2,398,220
       4.535%, due 5/1/06                                                          3,000,000        2,988,663
       4.55%, due 5/31/06                                                          3,000,000        2,977,250
       4.67%, due 6/6/06                                                           3,000,000        2,974,315
       4.68%, due 6/13/06                                                          1,200,000        1,188,612
       4.69%, due 6/20/06                                                          2,850,000        2,820,297
    Federal National Mortgage Association
       (Discount Notes)
       4.23%, due 4/5/06                                                           4,400,000        4,397,932
       4.31%, due 4/26/06                                                          3,000,000        2,991,021
       4.42%, due 5/17/06                                                          2,517,000        2,502,784
       4.42%, due 5/26/06                                                          4,300,000        4,270,963
       4.43%, due 5/22/06                                                          1,500,000        1,490,586
       4.43%, due 6/12/06                                                          3,500,000        3,468,990
       4.57%, due 5/11/06                                                          2,225,000        2,213,702
       4.612%, due 6/5/06                                                          2,300,000        2,280,848
       4.62%, due 5/24/06                                                          3,250,000        3,227,895
       4.675%, due 6/7/06                                                          3,000,000        2,973,898
       4.69%, due 6/16/06                                                          2,100,000        2,079,208
       4.735%, due 6/19/06                                                         2,000,000        1,979,219
       4.74%, due 7/24/06                                                          3,700,000        3,644,463
                                                                                               --------------
                                                                                                   94,957,395
                                                                                               --------------
    FOREIGN GOVERNMENT BOND (1.0%)
    Province of Quebec
       5.50%, due 4/11/06                                                          3,000,000        3,000,775
                                                                                               --------------
    MEDIUM-TERM NOTES (8.9%)
    American Express Credit Corp.
       Series B

       4.916%, due 9/19/06                                       (b)               2,700,000        2,702,134
    Bank One Corp.
       Series C
       4.86%, due 8/11/06                                        (b)               3,350,000        3,352,017
    General Electric Capital Corp.
       5.06%, due 9/18/06                                        (b)               3,000,000        3,002,297
    HSBC Finance Corp.
       4.69%, due 10/27/06                                       (b)               3,000,000        3,001,234
    International Business Machines Corp.
       2.375%, due 11/1/06                                                         3,000,000        2,954,465
    Merrill Lynch & Co., Inc.
       Series C
       4.73%, due 4/26/07                                        (b)               3,000,000        3,003,909
       Series B
       5.13%, due 9/18/06                                        (b)               3,000,000        3,003,100
    SLM Corp.
       Series A
       5.11%, due 9/15/06                                        (b)               3,000,000        3,002,677
    Toyota Motor Credit Corp.
       4.886%, due 12/18/06                                      (b)               1,420,000        1,421,596
       4.92%, due 6/12/06                                        (b)                 850,000          850,062
                                                                                               --------------
                                                                                                   26,293,491
                                                                                               --------------
    Total Short-Term Investments
       (Amortized Cost $305,539,121)                             (c)                   102.9%     305,539,121
    Liabilities in Excess of
       Cash and Other Assets                                                            (2.9)      (8,710,131)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  296,828,990
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY VP COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (99.5%)                                        +
    AEROSPACE & DEFENSE (2.7%)
    Boeing Co. (The)                                                                 147,121   $   11,465,140
    General Dynamics Corp.                                                            16,136        1,032,381
    Lockheed Martin Corp.                                                             88,625        6,658,396
    Northrop Grumman Corp.                                                            15,715        1,073,177
    Precision Castparts Corp.                                                         16,114          957,172
    Raytheon Co.                                                                      91,550        4,196,652
    Rockwell Collins, Inc.                                                             7,429          418,624
                                                                                               --------------
                                                                                                   25,801,542
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (0.2%)
    C.H. Robinson Worldwide, Inc.                                                     27,977        1,373,391
    Ryder System, Inc.                                                                 2,561          114,682
    United Parcel Service, Inc. Class B                                                9,811          778,797
                                                                                               --------------
                                                                                                    2,266,870
                                                                                               --------------
    AIRLINES (0.2%)
    Southwest Airlines Co.                                                           115,373        2,075,560
                                                                                               --------------
    AUTO COMPONENTS (0.1%)
    ArvinMeritor, Inc.                                                                 5,809           86,612
    Goodyear Tire & Rubber Co. (The)                             (a)(b)               35,951          520,570
    Lear Corp.                                                   (b)                   2,759           48,917
    Modine Manufacturing Co.                                                           4,182          123,369
                                                                                               --------------
                                                                                                      779,468
                                                                                               --------------
    AUTOMOBILES (0.7%)
    Ford Motor Co.                                               (b)                 452,021        3,598,087
    General Motors Corp.                                         (b)                  16,661          354,379
    Harley-Davidson, Inc.                                        (b)                  46,128        2,393,121
    Thor Industries, Inc.                                                              2,907          155,118
                                                                                               --------------
                                                                                                    6,500,705
                                                                                               --------------
    BEVERAGES (1.0%)
    Brown-Forman Corp. Class B                                                         3,357          258,388
    Coca-Cola Co. (The)                                                              156,507        6,552,948
    Coca-Cola Enterprises, Inc.                                                       12,333          250,853
    Pepsi Bottling Group, Inc. (The)                                                  18,130          550,971
    PepsiAmericas, Inc.                                                                2,612           63,863
    PepsiCo, Inc.                                                                     31,712        1,832,636
                                                                                               --------------
                                                                                                    9,509,659
                                                                                               --------------
    BIOTECHNOLOGY (1.5%)
    Amgen, Inc.                                                  (a)                 146,552       10,661,658
    Applera Corp.-Applied BioSystems Group                                            38,465        1,043,940
    Biogen Idec, Inc.                                            (a)                  42,532        2,003,257
    Chiron Corp.                                                 (a)                   4,319          197,853
    Techne Corp.                                                 (a)                   6,325          380,385
                                                                                               --------------
                                                                                                   14,287,093
                                                                                               --------------
    BUILDING PRODUCTS (0.4%)
    Masco Corp.                                                  (b)                 104,314        3,389,162
                                                                                               --------------
    CAPITAL MARKETS (4.4%)
    Ameriprise Financial, Inc.                                                        50,632        2,281,487
    Bank of New York Co., Inc. (The)                                                 158,092        5,697,636
    Charles Schwab Corp. (The)                                                       254,586        4,381,425
    E*TRADE Financial Corp.                                      (a)                  91,887        2,479,111
    Federated Investors, Inc. Class B                                                 18,932          739,295
    Franklin Resources, Inc.                                                          24,643        2,322,356

    Goldman Sachs Group, Inc. (The)                                                   24,027        3,771,278
    Janus Capital Group, Inc.                                                         53,503        1,239,665
    Jefferies Group, Inc.                                                             10,169          594,886
    LaBranche & Co., Inc.                                        (a)(b)                4,999           79,034
    Legg Mason, Inc.                                                                  23,497        2,944,879
    Lehman Brothers Holdings, Inc.                                                    43,348        6,265,086
    Merrill Lynch & Co., Inc.                                                         52,582        4,141,358
    Northern Trust Corp.                                                              30,443        1,598,257
    Raymond James Financial, Inc.                                (b)                  17,595          520,108
    State Street Corp.                                                                13,481          814,657
    T. Rowe Price Group, Inc.                                                         16,215        1,268,175
    Waddell & Reed Financial, Inc. Class A                                             6,630          153,153
                                                                                               --------------
                                                                                                   41,291,846
                                                                                               --------------
    CHEMICALS (0.6%)
    Airgas, Inc.                                                                       2,698          105,465
    Eastman Chemical Co.                                                               2,899          148,371
    FMC Corp.                                                                          1,431           88,693
    Lyondell Chemical Co.                                        (b)                  41,996          835,720
    Monsanto Co.                                                                      44,174        3,743,746
    Olin Corp.                                                                        14,674          315,051
    Rohm & Haas Co.                                                                    5,880          287,356
    Scotts Miracle-Gro Co. (The) Class A                                               5,468          250,216
    Sensient Technologies Corp.                                                        8,459          152,685
    Tronox, Inc. Class B                                         (a)                   5,711           97,031
                                                                                               --------------
                                                                                                    6,024,334
                                                                                               --------------
    COMMERCIAL BANKS (3.8%)
    AmSouth Bancorporation                                                            28,868          780,879
&   Bank of America Corp.                                                            324,857       14,793,988
    Bank of Hawaii Corp.                                                               4,272          227,740
    BB&T Corp.                                                                        44,326        1,737,579
    City National Corp.                                                                1,666          127,932
    Comerica, Inc.                                                                    40,857        2,368,480
    Cullen/Frost Bankers, Inc.                                                         7,697          413,714
    Huntington Bancshares, Inc.                                  (b)                  27,659          667,412
    KeyCorp                                                                           41,232        1,517,338
    National City Corp.                                          (b)                 136,761        4,772,959
    North Fork Bancorporation, Inc.                                                   20,523          591,678
    Regions Financial Corp.                                                           18,496          650,504
    Wachovia Corp.                                                                    50,877        2,851,656
    Wells Fargo & Co.                                                                 71,646        4,576,030
                                                                                               --------------
                                                                                                   36,077,889
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (0.9%)
    Allied Waste Industries, Inc.                                (a)(b)               18,330          224,359
    Cendant Corp.                                                                     42,798          742,545
    Corporate Executive Board Co. (The)                                                6,476          653,428
    Dun & Bradstreet Corp. (The)                                 (a)                  13,543        1,038,477
    Equifax, Inc.                                                                     10,487          390,536
    HNI Corp.                                                                          2,268          133,812
    Korn/Ferry International                                     (a)                     694           14,151
    Monster Worldwide, Inc.                                      (a)                  14,929          744,360
    Republic Services, Inc.                                                           25,188        1,070,742
    Robert Half International, Inc.                              (b)                  32,375        1,249,999
    Waste Management, Inc.                                                            65,264        2,303,819
                                                                                               --------------
                                                                                                    8,566,228
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (3.2%)
    ADTRAN, Inc.                                                                       5,495          143,859
&   Cisco Systems, Inc.                                          (a)                 810,269       17,558,529
    Corning, Inc.                                                (a)                  60,279        1,622,108
    Dycom Industries, Inc.                                       (a)                   4,551           96,709
    Harris Corp.                                                                      21,495        1,016,499
    Motorola, Inc.                                                                   366,170        8,388,955
    Polycom, Inc.                                                (a)                   7,479          162,145
    Powerwave Technologies, Inc.                                 (a)                   4,509           60,826
    QUALCOMM, Inc.                                                                     4,875          246,724
    Tellabs, Inc.                                                (a)                  55,441          881,512

                                                                                               --------------
                                                                                                   30,177,866
                                                                                               --------------
    COMPUTERS & PERIPHERALS (5.1%)
    Apple Computer, Inc.                                         (a)                 109,711        6,881,074
    Dell, Inc.                                                   (a)                 339,334       10,098,580
&   Hewlett-Packard Co.                                                              418,701       13,775,263
    Imation Corp.                                                                      4,133          177,347
&   International Business Machines Corp.                                            190,287       15,692,969
    Lexmark International, Inc. Class A                          (a)                  15,181          688,914
    QLogic Corp.                                                 (a)                  32,726          633,248
                                                                                               --------------
                                                                                                   47,947,395
                                                                                               --------------
    CONSTRUCTION & ENGINEERING (0.3%)
    Fluor Corp.                                                                       17,739        1,522,006
    Granite Construction, Inc.                                                         5,388          262,288
    Jacobs Engineering Group, Inc.                               (a)                   4,848          420,516
    Quanta Services, Inc.                                        (a)                  24,262          388,677
                                                                                               --------------
                                                                                                    2,593,487
                                                                                               --------------
    CONSTRUCTION MATERIALS (0.3%)
    Martin Marietta Materials, Inc.                                                    9,439        1,010,256
    Vulcan Materials Co.                                                              20,831        1,805,006
                                                                                               --------------
                                                                                                    2,815,262
                                                                                               --------------
    CONSUMER FINANCE (1.5%)
    American Express Co.                                                             190,686       10,020,549
    AmeriCredit Corp.                                            (a)(b)               33,578        1,031,852
    Capital One Financial Corp.                                                       44,107        3,551,496
                                                                                               --------------
                                                                                                   14,603,897
                                                                                               --------------
    CONTAINERS & PACKAGING (0.1%)
    Pactiv Corp.                                                 (a)(b)               29,686          728,494
                                                                                               --------------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                                                 12,147          532,403
                                                                                               --------------
    DIVERSIFIED CONSUMER SERVICES (0.2%)
    Apollo Group, Inc. Class A                                   (a)                  14,465          759,557
    Career Education Corp.                                       (a)(b)               16,110          607,830
    Corinthian Colleges, Inc.                                    (a)                   3,667           52,805
    Education Management Corp.                                   (a)                  10,782          448,531
    Sotheby's Holdings, Inc. Class A                             (a)                   5,476          159,023
                                                                                               --------------
                                                                                                    2,027,746
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (3.1%)
    CIT Group, Inc.                                                                   24,560        1,314,451
&   Citigroup, Inc.                                                                  324,133       15,308,802
    JPMorgan Chase & Co.                                                             195,897        8,157,151
    Leucadia National Corp.                                                            3,556          212,151
    Moody's Corp.                                                                     61,187        4,372,423
                                                                                               --------------
                                                                                                   29,364,978
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    BellSouth Corp.                                                                  392,576       13,602,758
    CenturyTel, Inc.                                                                  32,101        1,255,791
    Cincinnati Bell, Inc.                                        (a)                  50,144          226,651
    Citizens Communications Co.                                                       82,732        1,097,854
    Qwest Communications International, Inc.                     (a)(b)              377,005        2,563,634
    Verizon Communications, Inc.                                                     104,494        3,559,066
                                                                                               --------------
                                                                                                   22,305,754
                                                                                               --------------
    ELECTRIC UTILITIES (2.6%)
    Allegheny Energy, Inc.                                       (a)                  38,846        1,314,937
    American Electric Power Co., Inc.                                                 77,036        2,620,765
    Cinergy Corp.                                                                    137,542        6,245,782
    DPL, Inc.                                                                         10,090          272,430
    Edison International                                                              80,053        3,296,583
    Entergy Corp.                                                                     25,153        1,734,048

    FirstEnergy Corp.                                                                 33,716        1,648,712
    Great Plains Energy, Inc.                                                          9,182          258,473
    Pepco Holdings, Inc.                                                              31,354          714,558
    Pinnacle West Capital Corp.                                                        7,534          294,579
    PPL Corp.                                                                         47,267        1,389,650
    Sierra Pacific Resources                                     (a)                   4,716           65,128
    Southern Co. (The)                                                               148,942        4,880,829
    Westar Energy, Inc.                                                                7,058          146,877
                                                                                               --------------
                                                                                                   24,883,351
                                                                                               --------------
    ELECTRICAL EQUIPMENT (0.3%)
    Cooper Industries, Ltd. Class A                                                    3,973          345,254
    Emerson Electric Co.                                                              31,210        2,610,092
    Thomas & Betts Corp.                                         (a)                   4,416          226,894
                                                                                               --------------
                                                                                                    3,182,240
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Agilent Technologies, Inc.                                   (a)                 108,263        4,065,276
    Arrow Electronics, Inc.                                      (a)                  27,248          879,293
    Avnet, Inc.                                                  (a)                   5,979          151,747
    CDW Corp.                                                                          7,823          460,384
    Jabil Circuit, Inc.                                          (a)(b)               14,112          604,840
    Plexus Corp.                                                 (a)                  10,809          406,094
    Sanmina-SCI Corp.                                            (a)                  86,575          354,957
    Solectron Corp.                                              (a)                 229,669          918,676
    Tech Data Corp.                                              (a)                   4,740          174,953
    Tektronix, Inc.                                                                    6,965          248,720
                                                                                               --------------
                                                                                                    8,264,940
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (1.7%)
    Baker Hughes, Inc.                                                                12,281          840,020
    BJ Services Co.                                                                   13,239          458,069
    Cooper Cameron Corp.                                         (a)                  18,329          807,942
    Grant Prideco, Inc.                                          (a)                  15,427          660,893
    Helmerich & Payne, Inc.                                                           10,459          730,247
    Pride International, Inc.                                    (a)                  25,559          796,930
    Rowan Cos., Inc.                                                                   4,483          197,073
    Schlumberger, Ltd.                                                                46,279        5,857,533
    Tidewater, Inc.                                                                    2,433          134,375
    Transocean, Inc.                                             (a)                  66,610        5,348,783
                                                                                               --------------
                                                                                                   15,831,865
                                                                                               --------------
    FOOD & STAPLES RETAILING (0.7%)
    Albertson's, Inc.                                                                 51,752        1,328,474
    Kroger Co. (The)                                             (a)                  29,599          602,636
    Safeway, Inc.                                                                     18,381          461,731
    SUPERVALU, Inc.                                                                   27,863          858,738
    Wal-Mart Stores, Inc.                                                             73,838        3,488,107
                                                                                               --------------
                                                                                                    6,739,686
                                                                                               --------------
    FOOD PRODUCTS (1.3%)
    Archer-Daniels-Midland Co.                                                       134,167        4,514,720
    ConAgra Foods, Inc.                                                               43,293          929,068
    Dean Foods Co.                                               (a)                  34,385        1,335,170
    General Mills, Inc.                                                               66,487        3,369,561
    H.J. Heinz Co.                                                                    14,483          549,195
    McCormick & Co., Inc.                                                             27,150          919,299
    Sara Lee Corp.                                                                    32,802          586,500
    Tyson Foods, Inc. Class A                                                         10,325          141,865
                                                                                               --------------
                                                                                                   12,345,378
                                                                                               --------------
    GAS UTILITIES (0.2%)
    Equitable Resources, Inc.                                                         29,770        1,086,903
    National Fuel Gas Co.                                                             14,579          477,025
    Nicor, Inc.                                                  (b)                   9,870          390,457
    Questar Corp.                                                                      3,481          243,844
                                                                                               --------------
                                                                                                    2,198,229
                                                                                               --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
    Baxter International, Inc.                                                       101,213        3,928,077
    Becton, Dickinson & Co.                                                           41,278        2,541,899
    DENTSPLY International, Inc.                                                       3,410          198,291
    Guidant Corp.                                                                      4,327          337,766
    Hospira, Inc.                                                (a)                  12,955          511,204
    PerkinElmer, Inc.                                                                 13,365          313,677
    Varian Medical Systems, Inc.                                 (a)                  32,381        1,818,517
    Varian, Inc.                                                 (a)                   5,111          210,471
    Waters Corp.                                                 (a)                  13,510          582,956
                                                                                               --------------
                                                                                                   10,442,858
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (4.3%)
    Aetna, Inc.                                                                      141,032        6,930,312
    AmerisourceBergen Corp.                                                           51,211        2,471,955
    Cardinal Health, Inc.                                        (b)                 104,993        7,824,078
    Caremark Rx, Inc.                                            (a)                  36,289        1,784,693
    CIGNA Corp.                                                                        5,266          687,845
    Community Health Systems, Inc.                               (a)                   1,848           66,805
    Coventry Health Care, Inc.                                   (a)                  33,038        1,783,391
    HCA, Inc.                                                                         53,070        2,430,075
    Health Net, Inc.                                             (a)                  23,116        1,174,755
    Henry Schein, Inc.                                           (a)                   3,772          180,528
    Humana, Inc.                                                 (a)                  32,941        1,734,344
    Lincare Holdings, Inc.                                       (a)                  19,985          778,616
    Manor Care, Inc.                                                                  19,454          862,785
    McKesson Corp.                                                                    75,687        3,945,563
    Tenet Healthcare Corp.                                       (a)                  19,153          141,349
    UnitedHealth Group, Inc.                                                         103,936        5,805,865
    Universal Health Services, Inc. Class B                      (b)                  13,482          684,751
    WellPoint, Inc.                                              (a)                  11,700          905,931
                                                                                               --------------
                                                                                                   40,193,641
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (0.9%)
    Brinker International, Inc.                                                        7,079          299,088
    CBRL Group, Inc.                                                                   1,931           84,790
    Darden Restaurants, Inc.                                                          32,383        1,328,674
    GTECH Holdings Corp.                                                               9,756          332,192
    McDonald's Corp.                                                                  57,973        1,991,952
    Starbucks Corp.                                              (a)                  32,963        1,240,727
    Yum! Brands, Inc.                                                                 58,137        2,840,574
                                                                                               --------------
                                                                                                    8,117,997
                                                                                               --------------
    HOUSEHOLD DURABLES (0.5%)
    American Greetings Corp. Class A                                                  16,220          350,676
    Black & Decker Corp. (The)                                                         3,348          290,908
    Furniture Brands International, Inc.                         (b)                  12,667          310,468
    Lennar Corp. Class A                                                               8,391          506,649
    Maytag Corp.                                                                       3,348           71,413
    Newell Rubbermaid, Inc.                                                           67,846        1,709,041
    Toll Brothers, Inc.                                          (a)(b)               10,826          374,904
    Tupperware Brands Corp.                                                           11,117          228,899
    Whirlpool Corp.                                              (b)                   5,615          513,604
                                                                                               --------------
                                                                                                    4,356,562
                                                                                               --------------
    HOUSEHOLD PRODUCTS (2.1%)
    Church & Dwight Co., Inc.                                                         10,391          383,636
    Clorox Co. (The)                                                                   6,214          371,908
    Colgate-Palmolive Co.                                                             44,050        2,515,255
    Energizer Holdings, Inc.                                     (a)                   5,676          300,828
    Kimberly-Clark Corp.                                                             115,772        6,691,622
    Procter & Gamble Co. (The)                                                       163,981        9,448,585
                                                                                               --------------
                                                                                                   19,711,834
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
    Black Hills Corp.                                                                  1,323           44,982
    Constellation Energy Group, Inc.                                                  85,843        4,696,471
    Dynegy, Inc. Class A                                         (a)                  13,127           63,010

    TXU Corp.                                                                        117,371        5,253,526
                                                                                               --------------
                                                                                                   10,057,989
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (2.7%)
    3M Co.                                                                            12,183          922,131
&   General Electric Co.                                                             679,694       23,639,757
    Teleflex, Inc.                                                                     9,992          715,727
    Textron, Inc.                                                                      5,466          510,470
                                                                                               --------------
                                                                                                   25,788,085
                                                                                               --------------
    INSURANCE (8.5%)
    ACE, Ltd.                                                                         63,875        3,322,139
    AFLAC, Inc.                                                                      121,110        5,465,694
    Allstate Corp. (The)                                                             131,923        6,874,508
    Ambac Financial Group, Inc.                                                        4,553          362,419
    American Financial Group, Inc.                                                     9,558          397,708
    American International Group, Inc.                                               157,499       10,409,109
    AmerUs Group Co.                                             (b)                   3,019          181,865
    Aon Corp.                                                                         78,687        3,266,297
    Arthur J. Gallagher & Co.                                    (b)                  19,551          543,713
    Chubb Corp. (The)                                                                 49,048        4,681,141
    Everest Re Group, Ltd.                                                             1,977          184,592
    Fidelity National Financial, Inc.                                                 13,992          497,136
    First American Corp.                                                               7,807          305,722
    Hartford Financial Services Group, Inc. (The)                                     18,973        1,528,275
    HCC Insurance Holdings, Inc.                                                      17,211          598,943
    Horace Mann Educators Corp.                                                        1,696           31,885
    Lincoln National Corp.                                                            35,451        1,935,270
    Loews Corp.                                                                       33,357        3,375,728
    MBIA, Inc.                                                                         5,485          329,813
    MetLife, Inc.                                                                    178,396        8,629,015
    Old Republic International Corp.                                                  37,711          822,854
    Principal Financial Group, Inc.                                                   68,748        3,354,902
    Progressive Corp. (The)                                                           20,103        2,095,939
    Protective Life Corp.                                                             17,097          850,405
    Prudential Financial, Inc.                                                       119,112        9,029,881
    SAFECO Corp.                                                                       8,103          406,852
    St. Paul Travelers Cos., Inc. (The)                                              160,286        6,698,352
    StanCorp Financial Group, Inc.                                                     6,758          365,675
    Torchmark Corp.                                                                    4,168          237,993
    UnumProvident Corp.                                          (b)                  61,339        1,256,223
    W.R. Berkley Corp.                                                                27,476        1,595,257
    XL Capital, Ltd. Class A                                                           8,670          555,834
                                                                                               --------------
                                                                                                   80,191,139
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (0.7%)
    Google, Inc. Class A                                         (a)                  16,472        6,424,080
    VeriSign, Inc.                                               (a)                     828           19,864
                                                                                               --------------
                                                                                                    6,443,944
                                                                                               --------------
    IT SERVICES (1.5%)
    Acxiom Corp.                                                                      18,949          489,642
    Ceridian Corp.                                               (a)                  35,977          915,615
    Computer Sciences Corp.                                      (a)                  45,483        2,526,581
    CSG Systems International, Inc.                              (a)                  12,062          280,562
    DST Systems, Inc.                                            (a)                  10,509          608,891
    First Data Corp.                                                                 188,848        8,841,863
    MoneyGram International, Inc.                                                      3,457          106,199
    MPS Group, Inc.                                              (a)                  20,711          316,878
    Sabre Holdings Corp. Class A                                 (b)                   5,366          126,262
                                                                                               --------------
                                                                                                   14,212,493
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (0.1%)
    Hasbro, Inc.                                                                      43,747          923,062
                                                                                               --------------
    MACHINERY (0.9%)
    Caterpillar, Inc.                                                                 20,411        1,465,714
    Crane Co.                                                                          6,234          255,656
    Cummins, Inc.                                                (b)                  11,477        1,206,233

    Danaher Corp.                                                                      9,512          604,488
    Eaton Corp.                                                                        6,029          439,936
    Federal Signal Corp.                                                               5,847          108,169
    Flowserve Corp.                                              (a)                   2,228          129,982
    Illinois Tool Works, Inc.                                                          8,265          796,002
    Joy Global, Inc.                                                                  25,017        1,495,266
    Navistar International Corp.                                 (a)                   2,525           69,639
    Nordson Corp.                                                                      7,995          398,631
    Parker-Hannifin Corp.                                                             14,422        1,162,557
                                                                                               --------------
                                                                                                    8,132,273
                                                                                               --------------
    MEDIA (2.3%)
    Catalina Marketing Corp.                                                           1,618           37,376
    CBS Corp.                                                                        170,996        4,100,484
    Clear Channel Communications, Inc.                                                94,999        2,755,921
    Emmis Communications Corp. Class A                           (a)(b)                6,729          107,664
    Entercom Communications Corp.                                                      6,120          170,870
    Gannett Co., Inc.                                            (b)                   9,992          598,721
    Live Nation, Inc.                                            (a)                   6,179          122,591
    McGraw-Hill Cos., Inc. (The)                                                      76,466        4,405,971
    Omnicom Group, Inc.                                                               21,054        1,752,746
    Pixar, Inc.                                                  (a)                  54,705        3,508,779
    Reader's Digest Association, Inc. (The)                                            3,889           57,363
    Scholastic Corp.                                             (a)                   4,467          119,537
    Time Warner, Inc.                                                                 32,840          551,384
    Viacom, Inc. Class B                                         (a)                  74,482        2,889,902
    Westwood One, Inc.                                                                10,632          117,377
                                                                                               --------------
                                                                                                   21,296,686
                                                                                               --------------
    METALS & MINING (1.4%)
    Freeport-McMoRan Copper & Gold, Inc. Class B                                      44,639        2,668,073
    Newmont Mining Corp.                                                              36,263        1,881,687
    Nucor Corp.                                                                       25,294        2,650,558
    Phelps Dodge Corp.                                                                49,246        3,965,780
    Steel Dynamics, Inc.                                                               9,474          537,460
    United States Steel Corp.                                                         18,481        1,121,427
                                                                                               --------------
                                                                                                   12,824,985
                                                                                               --------------
    MULTILINE RETAIL (0.7%)
    Big Lots, Inc.                                               (a)                   4,607           64,314
    Dillard's, Inc. Class A                                                            2,658           69,214
    Dollar Tree Stores, Inc.                                     (a)                  26,236          725,950
    J.C. Penney Co., Inc.                                                             48,392        2,923,361
    Nordstrom, Inc.                                                                   43,705        1,712,362
    Saks, Inc.                                                   (a)(b)               11,399          220,001
    Sears Holdings Corp.                                         (a)                   4,592          607,246
                                                                                               --------------
                                                                                                    6,322,448
                                                                                               --------------
    MULTI-UTILITIES (1.0%)
    Alliant Energy Corp.                                         (b)                  18,933          595,822
    Centerpoint Energy, Inc.                                                          76,238          909,519
    KeySpan Corp.                                                                      2,446           99,968
    MDU Resources Group, Inc.                                                          9,674          323,595
    PG&E Corp.                                                                        72,046        2,802,589
    Public Service Enterprise Group, Inc.                                             31,564        2,021,359
    SCANA Corp.                                                                       28,075        1,101,663
    Wisconsin Energy Corp.                                                             4,782          191,232
    Xcel Energy, Inc.                                            (b)                  54,770          994,076
                                                                                               --------------
                                                                                                    9,039,823
                                                                                               --------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                                  (a)                  38,652          587,510
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (8.9%)
    Amerada Hess Corp.                                           (b)                   9,636        1,372,166
    Anadarko Petroleum Corp.                                                          19,151        1,934,443
    Arch Coal, Inc.                                                                    2,618          198,811
    Burlington Resources, Inc.                                                        51,207        4,706,435

    Chevron Corp.                                                                    124,045        7,190,889
    ConocoPhillips                                               (b)                  40,263        2,542,608
    Devon Energy Corp.                                                               109,362        6,689,674
    EOG Resources, Inc.                                                                9,738          701,136
&   ExxonMobil Corp.                                                                 575,950       35,052,317
    Kerr-McGee Corp.                                                                  28,323        2,704,280
    Marathon Oil Corp.                                                                44,098        3,358,945
    Newfield Exploration Co.                                     (a)                   5,172          216,707
    Occidental Petroleum Corp.                                                        47,608        4,410,881
    Overseas Shipholding Group, Inc.                                                   1,286           61,638
    Peabody Energy Corp.                                                              10,600          534,346
    Pioneer Natural Resources Co.                                                     21,353          944,870
    Plains Exploration & Production Co.                          (a)                   1,922           74,266
    Pogo Producing Co.                                                                 4,765          239,441
    Southwestern Energy Co.                                      (a)                  16,923          544,751
    Sunoco, Inc.                                                                      33,272        2,580,909
    Valero Energy Corp.                                                              123,470        7,381,037
    Williams Cos., Inc. (The)                                                         23,433          501,232
                                                                                               --------------
                                                                                                   83,941,782
                                                                                               --------------
    PAPER & FOREST PRODUCTS (0.4%)
    International Paper Co.                                                           19,802          684,555
    Louisiana-Pacific Corp.                                      (b)                  17,243          469,010
    MeadWestvaco Corp.                                                                14,975          408,967
    Weyerhaeuser Co.                                                                  25,784        1,867,535
                                                                                               --------------
                                                                                                    3,430,067
                                                                                               --------------
    PHARMACEUTICALS (5.4%)
    Forest Laboratories, Inc.                                    (a)                  82,896        3,699,648
    Johnson & Johnson                                                                189,612       11,228,823
    King Pharmaceuticals, Inc.                                   (a)                  59,523        1,026,772
    Merck & Co., Inc.                                                                356,484       12,558,931
    Mylan Laboratories, Inc.                                                          35,917          840,458
&   Pfizer, Inc.                                                                     816,447       20,345,859
    Watson Pharmaceuticals, Inc.                                 (a)                  25,190          723,961
                                                                                               --------------
                                                                                                   50,424,452
                                                                                               --------------
    REAL ESTATE (0.7%)
    Apartment Investment & Management Co. Class A                                      3,817          179,017
    Boston Properties, Inc.                                                           22,464        2,094,768
    Equity Office Properties Trust                                                    16,303          547,455
    Kimco Realty Corp.                                                                52,928        2,150,994
    New Plan Excel Realty Trust                                  (b)                  17,100          443,574
    Rayonier, Inc.                                                                     3,000          136,770
    Shurgard Storage Centers, Inc. Class A                                            16,534        1,101,660
                                                                                               --------------
                                                                                                    6,654,238
                                                                                               --------------
    ROAD & RAIL (1.4%)
    Burlington Northern Santa Fe Corp.                                                76,535        6,377,662
    CNF, Inc.                                                                          2,085          104,125
    CSX Corp.                                                                         18,185        1,087,463
    Norfolk Southern Corp.                                                            83,616        4,521,117
    Swift Transportation Co., Inc.                               (a)                   3,244           70,492
    Union Pacific Corp.                                                               11,443        1,068,204
                                                                                               --------------
                                                                                                   13,229,063
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
    Advanced Micro Devices, Inc.                                 (a)                  17,276          572,872
    Altera Corp.                                                 (a)                   5,965          123,118
    Freescale Semiconductor, Inc. Class B                        (a)                  47,317        1,313,993
&   Intel Corp.                                                                      731,786       14,160,059
    Intersil Corp. Class A                                                            31,078          898,776
    Lam Research Corp.                                           (a)                  33,564        1,443,252
    LSI Logic Corp.                                              (a)                  31,101          359,528
    Micron Technology, Inc.                                      (a)                  87,469        1,287,544
    National Semiconductor Corp.                                                      84,255        2,345,659
    Novellus Systems, Inc.                                       (a)                  21,935          526,440
    NVIDIA Corp.                                                 (a)                  27,018        1,547,051

    Silicon Laboratories, Inc.                                   (a)                   5,451          299,532
    Texas Instruments, Inc.                                                          259,175        8,415,412
                                                                                               --------------
                                                                                                   33,293,236
                                                                                               --------------
    SOFTWARE (4.0%)
    Advent Software, Inc.                                        (a)                   1,312           37,287
    Autodesk, Inc.                                               (a)                  14,871          572,831
    BMC Software, Inc.                                           (a)                  52,739        1,142,327
    CA, Inc.                                                     (b)                  56,380        1,534,100
    Cadence Design Systems, Inc.                                 (a)(b)               11,272          208,419
    Citrix Systems, Inc.                                         (a)                  27,716        1,050,436
    Compuware Corp.                                              (a)                  91,903          719,600
    Fair Isaac Corp.                                                                  16,037          635,386
    Intuit, Inc.                                                 (a)                  43,468        2,312,063
    McAfee, Inc.                                                 (a)                  34,085          829,288
    Mercury Interactive Corp.                                    (a)                   3,489          121,417
&   Microsoft Corp.                                                                  940,717       25,596,910
    Novell, Inc.                                                 (a)                  76,976          591,176
    Oracle Corp.                                                 (a)                  10,680          146,209
    Parametric Technology Corp.                                  (a)                   8,109          132,420
    Reynolds & Reynolds Co. (The) Class A                                              8,211          233,192
    Sybase, Inc.                                                 (a)                   7,383          155,929
    Symantec Corp.                                               (a)                  50,563          850,975
    Synopsys, Inc.                                               (a)                  26,180          585,123
                                                                                               --------------
                                                                                                   37,455,088
                                                                                               --------------
    SPECIALTY RETAIL (2.2%)
    Abercrombie & Fitch Co. Class A                                                    5,394          314,470
    American Eagle Outfitters, Inc.                                                   16,370          488,808
    AnnTaylor Stores Corp.                                       (a)                  14,810          544,860
    AutoNation, Inc.                                             (a)(b)               44,337          955,462
    AutoZone, Inc.                                               (a)                  13,632        1,358,974
    Barnes & Noble, Inc.                                                              13,118          606,708
    Best Buy Co., Inc.                                                                59,850        3,347,411
    Borders Group, Inc.                                                                2,885           72,817
    Circuit City Stores, Inc.                                    (b)                  32,389          792,883
    Claire's Stores, Inc.                                                             24,355          884,330
    GameStop Corp. Class A                                       (a)(b)                  949           44,736
    Gap, Inc. (The)                                                                  140,874        2,631,526
    Home Depot, Inc. (The)                                                            39,175        1,657,103
    Limited Brands, Inc.                                                              28,345          693,319
    Michaels Stores, Inc.                                                              5,301          199,212
    Office Depot, Inc.                                           (a)                  75,573        2,814,339
    OfficeMax, Inc.                                                                    2,912           87,855
    Pacific Sunwear of California, Inc.                          (a)(b)                4,595          101,825
    Payless ShoeSource, Inc.                                     (a)(b)               16,806          384,689
    PETsMART, Inc.                                                                     6,038          169,909
    RadioShack Corp.                                                                  16,733          321,776
    Rent-A-Center, Inc.                                          (a)                  17,672          452,226
    Ross Stores, Inc.                                                                 23,371          682,199
    Sherwin-Williams Co. (The)                                                         9,121          450,942
    Tiffany & Co.                                                                      5,831          218,896
    TJX Cos., Inc. (The)                                                              15,705          389,798
                                                                                               --------------
                                                                                                   20,667,073
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.2%)
    Jones Apparel Group, Inc.                                                         23,807          842,054
    Liz Claiborne, Inc.                                                                4,525          185,435
    NIKE, Inc. Class B                                                                 7,245          616,550
    Polo Ralph Lauren Corp.                                                            2,471          149,767
    Timberland Co. Class A                                       (a)                   6,854          234,612
                                                                                               --------------
                                                                                                    2,028,418
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (1.2%)
    Fannie Mae                                                                       187,258        9,625,061
    Independence Community Bank Corp.                                                 18,273          761,619
    PMI Group, Inc. (The)                                        (b)                   3,753          172,338
    Radian Group, Inc.                                                                13,783          830,426
                                                                                               --------------
                                                                                                   11,389,444
                                                                                               --------------

    TOBACCO (0.9%)
    Altria Group, Inc.                                                                84,826        6,010,770
    Reynolds American, Inc.                                      (b)                  17,485        1,844,668
    UST, Inc.                                                    (b)                  19,898          827,757
                                                                                               --------------
                                                                                                    8,683,195
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (0.1%)
    GATX Corp.                                                                         2,057           84,934
    MSC Industrial Direct Co. Class A                                                  8,863          478,779
    United Rentals, Inc.                                         (a)(b)                5,590          192,855
                                                                                               --------------
                                                                                                      756,568
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Sprint Nextel Corp.                                                               79,182        2,046,063
                                                                                               --------------
    Total Common Stocks
       (Cost $849,355,478)                                                                        935,755,343
                                                                                               --------------




    INVESTMENT COMPANY (0.3%)
    S&P 500 Index - SPDR Trust Series 1                          (b)(c)               22,801        2,960,254
                                                                                               --------------
    Total Investment Company
       (Cost $2,941,212)                                                                            2,960,254
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (4.3%)
    COMMERCIAL PAPER (1.4%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $  2,302,901        2,302,901
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)               1,174,375        1,174,375
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                 587,188          587,188
    Fairway Finance
       4.739%, due 4/20/06                                       (d)                 880,782          880,782
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)               1,457,123        1,457,123
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)                 880,782          880,782
       4.853%, due 4/4/06                                        (d)                 822,063          822,063
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)               1,174,375        1,174,375
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)                 880,782          880,782
    Liberty Street
       4.71%, due 4/17/06                                        (d)                 868,160          868,160
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)               1,174,375        1,174,375
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)                 880,782          880,782
                                                                                               --------------
    Total Commercial Paper
       (Cost $13,083,688)                                                                          13,083,688
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (d)                 170,084          170,084
                                                                                               --------------
    Total Investment Company
       (Cost $170,084)                                                                                170,084
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.1%)

    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,192,098
       (Collateralized by various bonds with a
       Principal Amount of $1,227,986 and Market Value
       of $1,229,629)                                            (d)            $  1,191,603        1,191,603
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,191,603)                                                                            1,191,603
                                                                                               --------------
    TIME DEPOSITS (2.8%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)               2,348,751        2,348,751
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)            2,348,751        2,348,751
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)               2,055,157        2,055,157
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)               2,260,673        2,260,673
    Barclays
       4.75%, due 4/21/06                                        (d)               2,348,751        2,348,751
    Calyon
       4.65%, due 4/7/06                                         (d)               2,055,157        2,055,157
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (d)               1,761,563        1,761,563
    Fortis Bank
       4.74%, due 4/20/06                                        (d)               1,174,376        1,174,376
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)               1,174,375        1,174,375
    Societe Generale
       4.73%, due 5/9/06                                         (d)               1,761,563        1,761,563
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)               2,055,157        2,055,157
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)               2,348,751        2,348,751
    UBS AG
       4.585%, due 4/3/06                                        (d)               2,642,345        2,642,345
                                                                                               --------------
    Total Time Deposits
       (Cost $26,335,370)                                                                          26,335,370
                                                                                               --------------
    Total Short-Term Investments
       (Cost $40,780,745)                                                                          40,780,745
                                                                                               --------------
    Total Investments
       (Cost $893,077,435)                                       (f)                   104.1%     979,496,342(g)
    Liabilities in Excess of
       Cash and Other Assets                                                            (4.1)     (38,390,802)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  941,105,540
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $899,205,361.

(g) At March 31, 2006 net unrealized appreciation was $80,290,981, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $112,867,642 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $32,576,661.

MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
AFFILIATED INVESTMENT COMPANIES (100.8%)                         +

EQUITY FUNDS (40.6%)
MainStay VP Common Stock Portfolio                                                    60,057   $    1,363,039
MainStay VP International Equity Portfolio                                            26,979          422,526
MainStay VP Large Cap Growth Portfolio                                               104,224        1,264,887
MainStay VP Mid Cap Core Portfolio                                                     6,219           91,836
MainStay VP Mid Cap Growth Portfolio                                                   8,319          123,860
MainStay VP S&P 500 Index Portfolio                                                    5,741          151,019
MainStay VP Small Cap Growth Portfolio                                                 3,029           37,650
                                                                                               --------------
                                                                                                    3,454,817
                                                                                               --------------
FIXED INCOME FUNDS (60.2%)
MainStay VP Bond Portfolio                                                           289,089        3,782,713
MainStay VP Floating Rate Portfolio                                                   67,400          669,070
MainStay VP High Yield Corporate Bond Portfolio                                       68,484          672,799
                                                                                               --------------
                                                                                                    5,124,582
                                                                                               --------------
Total Affiliated Investment Companies
   (Cost $8,561,231)                                             (a)                   100.8%       8,579,399(b)
Liabilities in Excess of
   Cash and Other Assets                                                                (0.8)         (65,299)
                                                                                     -------   --------------
Net Assets                                                                             100.0%  $    8,514,100
                                                                                     =======   ==============

+    Percentages indicated are based on Portfolio net assets.

(a) The cost stated also represents the aggregate cost for federal income tax purposes.

(b) At March 31, 2006 net unrealized appreciation was $18,168 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $35,003 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,835.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                  PRINCIPAL
                                                                                    AMOUNT          VALUE
                                                                                ------------   --------------
    CONVERTIBLE SECURITIES (88.0%)                               +
    CONVERTIBLE BONDS (72.1%)
    AEROSPACE & DEFENSE (1.2%)
    L-3 Communications Corp.
       3.00%, due 8/1/35                                         (a)            $  4,360,000   $    4,501,700
                                                                                               --------------
    AUTO PARTS & EQUIPMENT (0.3%)
    ArvinMeritor, Inc.
       4.625%, due 3/1/26
       (zero coupon), beginning 3/1/16                           (a)               1,190,000        1,195,950
                                                                                               --------------
    BANKS (1.0%)
    US Bancorp
       3.09%, due 8/21/35                                        (a)(b)            3,885,000        3,860,719
                                                                                               --------------
    BIOTECHNOLOGY (5.5%)
    Amgen, Inc.
       (zero coupon), due 3/1/32                                                   4,550,000        3,440,937
       0.125%, due 2/1/11                                        (a)               3,810,000        3,857,625
    Citigroup Funding, Inc.
       (Genentech, Inc.)
       0.50%, due 2/3/11                                         (d)               3,720,000        3,565,620
    Genzyme Corp.
       1.25%, due 12/1/23                                        (a)               1,800,000        1,964,250
       1.25%, due 12/1/23                                                          3,715,000        4,053,994
    Invitrogen Corp.
       1.50%, due 2/15/24                                                          3,935,000        3,443,125
                                                                                               --------------
                                                                                                   20,325,551
                                                                                               --------------
    COMPUTERS (2.6%)
    Credit Suisse USA, Inc.
       (Hewlett-Packard Co.)
       1.00%, due 3/23/11                                        (d)               7,360,000        7,368,832
    Mentor Graphics Corp.
       6.25%, due 3/1/26                                         (a)(c)            2,385,000        2,414,812
                                                                                               --------------
                                                                                                    9,783,644
                                                                                               --------------
    DISTRIBUTION & WHOLESALE (3.3%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                                (c)               6,440,000        7,953,400
    WESCO International, Inc.
       2.625%, due 10/15/25                                      (a)               2,460,000        4,277,325
                                                                                               --------------
                                                                                                   12,230,725
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (7.8%)
    Affiliated Managers Group, Inc.
       (zero coupon), due 5/7/21                                                   2,750,000        5,125,312
    American Express Co.
       1.85%, due 12/1/33                                                          8,195,000        8,533,044
       (zero coupon), beginning 12/1/06
&   Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32                                                 10,275,000       11,832,690
       SLM Corp.
       4.573%, due 7/25/35                                       (b)               3,365,000        3,394,275
                                                                                               --------------
                                                                                                   28,885,321
                                                                                               --------------
    ELECTRIC (0.6%)
    PG&E Corp.
       9.50%, due 6/30/10                                                            725,000        2,052,656
                                                                                               --------------
    ELECTRONICS (3.0%)
    Coherent, Inc.
       2.75%, due 3/1/11                                         (a)                 955,000        1,074,375
    Fisher Scientific International, Inc.

       2.50%, due 10/1/23                                                          2,760,000        4,202,100
       3.25%, due 3/1/24                                         (c)               2,170,000        2,340,887
    Flextronics International, Ltd.
       1.00%, due 8/1/10                                         (c)               2,595,000        2,354,962
    Flir Systems, Inc.
       3.00%, due 6/1/23                                                             945,000        1,354,894
                                                                                               --------------
                                                                                                   11,327,218
                                                                                               --------------
    ENERGY - ALTERNATE SOURCES (0.6%)
    Evergreen Solar, Inc.
       4.375%, due 7/1/12                                        (c)               1,080,000        2,289,600
                                                                                               --------------
    ENVIRONMENTAL CONTROL (1.1%)
    Waste Connections, Inc.
       3.75%, due 4/1/26                                         (a)(c)            1,790,000        1,812,375
       5.18%, due 5/1/22                                         (b)               1,835,000        2,293,566
                                                                                               --------------
                                                                                                    4,105,941
                                                                                               --------------
    FOOD (2.8%)
&   Lehman Brothers Holdings, Inc.
       Series WFMI (Whole Foods Market, Inc.)
       1.25%, due 8/5/12                                         (d)              10,800,000       10,538,100
                                                                                               --------------
    HEALTH CARE-PRODUCTS (3.2%)
    Medtronic, Inc., Series B
       1.25%, due 9/15/21                                                          4,740,000        4,722,225
    St. Jude Medical, Inc.
       2.80%, due 12/15/35                                                         7,235,000        7,171,694
                                                                                               --------------
                                                                                                   11,893,919
                                                                                               --------------
    HEALTH CARE-SERVICES (0.9%)
    Health Management Associates, Inc.
       1.50%, due 8/1/23                                         (c)               3,340,000        3,360,875
                                                                                               --------------
    HOUSEHOLD PRODUCTS & WARES (1.0%)
    Church & Dwight Co., Inc.
       5.25%, due 8/15/33                                                          2,980,000        3,900,075
                                                                                               --------------
    INSURANCE (1.4%)
    AON Corp.
       3.50%, due 11/15/12                                                         2,705,000        5,251,081
                                                                                               --------------
    INTERNET (2.8%)
    Amazon.com, Inc.
       4.75%, due 2/1/09                                                           3,640,000        3,480,750
    At Home Corp.
       4.75%, due 12/15/06                                       (e)(f)(g)         2,335,418              234
    WebMD Corp.
       1.75%, due 6/15/23                                                          1,610,000        1,477,175
    Yahoo!, Inc.
       (zero coupon), due 4/1/08                                                   3,385,000        5,432,925
                                                                                               --------------
                                                                                                   10,391,084
                                                                                               --------------
    LODGING (3.0%)
&   Hilton Hotels Corp.
       3.375%, due 4/15/23                                                         9,080,000       11,066,250
                                                                                               --------------
    MEDIA (6.1%)
    Liberty Media Corp.
       0.75%, due 3/30/23                                        (a)               1,040,000        1,093,300
       0.75%, due 3/30/23                                                          2,085,000        2,191,856
       3.50%, due 1/15/31                                                          6,120,000        6,211,800
    Sirius Satellite Radio, Inc.
       2.50%, due 2/15/09                                        (c)               1,615,000        2,093,444
&   Walt Disney Co. (The)
       2.125%, due 4/15/23                                                        10,245,000       11,051,794
                                                                                               --------------
                                                                                                   22,642,194
                                                                                               --------------
    OIL & GAS (5.2%)
&   Diamond Offshore Drilling, Inc.

       1.50%, due 4/15/31                                                          4,995,000        9,203,287
&   Pride International, Inc.
       3.25%, due 5/1/33                                                           7,600,000       10,146,000
                                                                                               --------------
                                                                                                   19,349,287
                                                                                               --------------
    OIL & GAS SERVICES (6.8%)
    Cooper Cameron Corp.
       1.50%, due 5/15/24                                        (c)               5,510,000        7,596,913
    Halliburton Co.
       3.125%, due 7/15/23                                       (a)               1,635,000        3,239,344
       3.125%, due 7/15/23                                                         1,775,000        3,516,719
&   Schlumberger, Ltd.
       1.50%, due 6/1/23                                                           6,235,000       11,004,775
                                                                                               --------------
                                                                                                   25,357,751
                                                                                               --------------
    PHARMACEUTICALS (5.8%)
    ALZA Corp.
       (zero coupon), due 7/28/20                                (c)               5,525,000        4,523,594
    Teva Pharmaceutical Finance Co. BV
       0.375%, due 11/15/22                                                        2,615,000        5,020,800
       Series D
       1.75%, due 2/1/26                                                           3,335,000        3,314,156
    Teva Pharmaceutical Finance LLC
       Series B
       0.25%, due 2/1/24                                                           2,630,000        3,185,588
    Wyeth
       4.239%, due 1/15/24                                       (b)               5,140,000        5,473,586
                                                                                               --------------
                                                                                                   21,517,724
                                                                                               --------------
    SEMICONDUCTORS (0.8%)
    Intel Corp.
       2.95%, due 12/15/35                                       (a)(c)            3,655,000        3,152,438
                                                                                               --------------
    TELECOMMUNICATIONS (5.3%)
    AudioCodes, Ltd.
       2.00%, due 11/9/24                                        (a)                 905,000          882,375
       2.00%, due 11/9/24                                        (c)               2,040,000        1,989,000
    CIENA Corp.
       3.75%, due 2/1/08                                                           2,435,000        2,313,250
&   NII Holdings, Inc.
       2.75%, due 8/15/25                                        (a)               7,335,000        9,783,056
    Time Warner Telecom, Inc.
       2.375%, due 4/1/26                                                          1,205,000        1,387,256
    Verizon Global Funding Corp.
       0.183%, due 5/15/21                                                         4,286,000        2,716,253
       0.183%, due 5/15/21                                       (a)               1,334,000          852,093
       (zero coupon), beginning 5/15/06
                                                                                               --------------
                                                                                                   19,923,283
                                                                                               --------------
    Total Convertible Bonds
       (Cost $242,096,833)                                                                        268,903,086
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    CONVERTIBLE PREFERRED STOCKS (14.8%)
    AIRLINES (0.3%)
    Continental Airlines Finance Trust II
       6.00%                                                                          32,800        1,119,300
                                                                                               --------------
    AUTO MANUFACTURERS (1.0%)
    Ford Motor Co. Capital Trust II
       6.50%                                                                          74,100        2,226,705
    General Motors Corp. Class A
       5.25%                                                                         101,200        1,643,488
                                                                                               --------------
                                                                                                    3,870,193
                                                                                               --------------
    BUILDING MATERIALS (0.2%)
    Owens Corning Capital LLC

       6.50%                                                     (a)                  36,500        593,855
                                                                                               --------------
    CHEMICALS (0.6%)
    Celanese Corp.
       4.25%                                                                          67,000        2,043,500
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (2.2%)
    Citigroup Funding, Inc.
       5.02%                                                     (h)                 120,400        3,922,632
    Credit Suisse First Boston Corp.
       5.50%                                                                          35,500        2,091,412
    Lehman Brothers Holdings, Inc.
       6.25%                                                     (c)                  86,300        2,286,950
                                                                                               --------------
                                                                                                    8,300,994
                                                                                               --------------
    ELECTRIC (1.4%)
    NRG Energy, Inc.
       5.75%                                                                          22,300        5,324,125
                                                                                               --------------
    INSURANCE (4.7%)
    Aspen Insurance Holdings, Ltd.
       5.625%                                                                         58,200        2,997,300
    Conseco, Inc.
       5.50%                                                     (c)                 203,400        6,040,980
    Hartford Financial Services Group, Inc.
       7.00%                                                     (i)                  51,900        3,739,395
    MetLife, Inc.
       6.375%                                                                        172,000        4,614,760
                                                                                               --------------
                                                                                                   17,392,435
                                                                                               --------------
    MINING (0.6%)
    Freeport-McMoRan Copper & Gold, Inc.
       5.50%                                                                           1,775        2,280,209
                                                                                               --------------
    OIL & GAS (3.0%)
&   Chesapeake Energy Corp.
       4.50%                                                                         118,300       11,346,153
                                                                                               --------------
    TELECOMMUNICATIONS (0.8%)
    Lucent Technologies Capital Trust I
       7.75%                                                                           2,775        2,782,978
                                                                                               --------------
    Total Convertible Preferred Stocks
       (Cost $55,358,984)                                                                          55,053,742
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    YANKEE BOND (1.1%)                                           (j)
    MINING (1.1%)
    Inco, Ltd.
       1.00%, due 3/14/23                                                       $  2,575,000        4,116,781
                                                                                               --------------
    Total Yankee Bond
       (Cost $3,573,004)                                                                            4,116,781
                                                                                               --------------
    Total Convertible Securities
       (Cost $301,028,821)                                                                        328,073,609
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    COMMON STOCKS (7.8%)
    DIVERSIFIED FINANCIAL SERVICES (0.4%)
    Citigroup, Inc.                                                                   27,974        1,321,212
                                                                                               --------------
    ELECTRIC (0.6%)
    AES Corp. (The)                                              (k)                 125,200        2,135,912
                                                                                               --------------
    ENGINEERING & CONSTRUCTION (0.6%)
    McDermott International, Inc.                                (k)                  41,300        2,248,785
                                                                                               --------------

    HOTELS, RESTAURANTS & LEISURE (0.0%)                         ++
    FHC Delaware, Inc.                                           (g)(k)                6,624               66
                                                                                               --------------
    MEDIA (0.4%)
    Sirius Satellite Radio, Inc.                                 (c)(k)              298,200        1,514,856
                                                                                               --------------
    OIL & GAS (0.4%)
    Rowan Cos., Inc.                                                                  36,300        1,595,748
                                                                                               --------------
    OIL & GAS SERVICES (2.9%)
    BJ Services Co.                                                                   34,400        1,190,240
    Grant Prideco, Inc.                                          (k)                  27,300        1,169,532
    Input/Output, Inc.                                           (c)(k)               50,800          493,268
    Tidewater, Inc.                                                                   55,800        3,081,834
    Weatherford International, Ltd.                              (k)                 110,466        5,053,820
                                                                                               --------------
                                                                                                   10,988,694
                                                                                               --------------
    SOFTWARE (2.5%)
&   Microsoft Corp.                                                                  338,800        9,218,748
                                                                                               --------------
    Total Common Stocks
       (Cost $23,930,475)                                                                          29,024,021
                                                                                               --------------



    INVESTMENT COMPANY (1.1%)
    S&P 500 Index - SPDR Trust Series 1                          (c)(l)               32,100        4,167,543
                                                                                               --------------
    Total Investment Company
       (Cost $3,387,350)                                                                            4,167,543
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (14.2%)
    COMMERCIAL PAPER (6.5%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (m)            $  2,376,219        2,376,219
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (m)               1,211,764        1,211,764
    Compass Securitization
       4.78%, due 4/24/06                                        (m)                 605,882          605,882
    Fairway Finance
       4.739%, due 4/20/06                                       (m)                 908,823          908,823
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (m)               1,503,513        1,503,513
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (m)                 908,823          908,823
       4.853%, due 4/4/06                                        (m)                 848,235          848,235
    Greyhawk Funding
       4.732%, due 4/20/06                                       (m)               1,211,764        1,211,764
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (m)                 908,823          908,823
    Liberty Street
       4.71%, due 4/17/06                                        (m)                 895,799          895,799
    Merrill Lynch & Co., Inc.
       4.71%, due 4/3/06                                                           4,315,000        4,313,871
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (m)               1,211,764        1,211,764
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (m)                 908,823          908,823
    UBS Americas, Inc.
       4.83%, due 4/3/06                                                           6,520,000        6,518,250
                                                                                               --------------
    Total Commercial Paper
       (Cost $24,332,353)                                                                          24,332,353
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.1%)
    BGI Institutional Money Market Fund                          (m)                 175,499          175,499
                                                                                               --------------
    Total Investment Company
       (Cost $175,499)                                                                                175,499
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,230,051
       (Collateralized by various bonds with
       a Principal Amount of $1,267,081
       and Market Value of $1,268,776)                           (m)            $  1,229,540        1,229,540
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,229,540)                                                                            1,229,540
                                                                                               --------------
    TIME DEPOSITS (7.3%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (m)               2,423,528        2,423,528
    Bank of America
       4.77%, due 5/26/06                                        (b)(m)            2,423,528        2,423,528
    Bank of Montreal
       4.78%, due 5/8/06                                         (m)               2,120,587        2,120,587
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (m)               2,332,646        2,332,646
    Barclays
       4.75%, due 4/21/06                                        (m)               2,423,528        2,423,528
    Calyon
       4.65%, due 4/7/06                                         (m)               2,120,587        2,120,587
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (m)               1,817,646        1,817,646
    Fortis Bank
       4.74%, due 4/20/06                                        (m)               1,211,764        1,211,764
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (m)               1,211,764        1,211,764
    Societe Generale
       4.73%, due 5/9/06                                         (m)               1,817,646        1,817,646
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (m)               2,120,587        2,120,587
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (m)               2,423,528        2,423,528
    UBS AG
       4.585%, due 4/3/06                                        (m)               2,726,469        2,726,469
                                                                                               --------------
    Total Time Deposits
       (Cost $27,173,808)                                                                          27,173,808
                                                                                               --------------
    Total Short-Term Investments
       (Cost $52,911,200)                                                                          52,911,200
                                                                                               --------------
    Total Investments
       (Cost $381,257,846)                                       (n)                   111.1%     414,176,373(o)
    Liabilities in Excess of
       Cash and Other Assets                                                           (11.1)     (41,526,181)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  372,650,192
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(e)  Issue in default.

(f)  Issuer in bankruptcy.

(g) Fair valued security. The total market value of these securities at March 31, 2006 is $300, which reflects 0.0% of the Portfolio's net assets.

(h) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(i) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2006.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.

(l) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  The cost for federal income tax purposes is $382,768,547.

(o) At March 31, 2006 net unrealized appreciation was $31,407,826, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $39,764,978 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,357,152.

MainStay VP Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (96.4%)                                        +
    AEROSPACE & DEFENSE (2.7%)
    Aviall, Inc.                                                 (a)                  12,300   $      468,384
    BE Aerospace, Inc.                                           (a)                  24,200          607,904
    Hexcel Corp.                                                 (a)                  28,600          628,342
                                                                                               --------------
                                                                                                    1,704,630
                                                                                               --------------
    AUTO COMPONENTS (0.7%)
    LKQ Corp.                                                    (a)                  19,900          414,119
                                                                                               --------------
    BIOTECHNOLOGY (4.4%)
    Alkermes, Inc.                                               (a)(b)               23,100          509,355
    BioMarin Pharmaceuticals, Inc.                               (a)                  27,700          371,734
    Coley Pharmaceutical Group, Inc.                             (a)(b)               14,400          218,160
    CV Therapeutics, Inc.                                        (a)(b)               14,000          309,120
    Illumina, Inc.                                               (a)                  15,700          372,875
&   Nektar Therapeutics                                          (a)(b)               42,200          860,036
    Origin Agritech, Ltd.                                        (a)                   8,600          147,576
                                                                                               --------------
                                                                                                    2,788,856
                                                                                               --------------
    CAPITAL MARKETS (3.0%)
    Calamos Asset Management, Inc. Class A                                            16,000          598,400
    Jefferies Group, Inc.                                        (b)                   8,600          503,100
    optionsXpress Holdings, Inc.                                 (b)                   9,900          287,892
    Thomas Weisel Partners Group, Inc.                           (a)(b)               23,100          505,890
                                                                                               --------------
                                                                                                    1,895,282
                                                                                               --------------
    COMMERCIAL BANKS (3.0%)
    PrivateBancorp, Inc.                                         (b)                  10,300          427,347
    State National Bancshares, Inc.                                                    8,300          226,175
    SVB Financial Group                                          (a)                   9,300          493,365
    United Community Banks, Inc.                                                       9,700          273,055
    Western Alliance Bancorp                                     (a)                  13,600          505,240
                                                                                               --------------
                                                                                                    1,925,182
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (4.7%)
    Administaff, Inc.                                                                 13,500          733,860
    Corporate Executive Board Co. (The)                                                4,700          474,230
    CoStar Group, Inc.                                           (a)                   8,500          441,065
    CRA International, Inc.                                      (a)                   6,300          310,338
    FTI Consulting, Inc.                                         (a)                  18,500          527,805
    Healthcare Services Group, Inc.                                                   12,533          267,705
    Labor Ready, Inc.                                            (a)                   7,200          172,440
    Resources Connection, Inc.                                   (a)                   1,200           29,892
                                                                                               --------------
                                                                                                    2,957,335
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (5.4%)
    Exfo Electro Optical Engineering, Inc.                       (a)                  70,720          556,566
    Finisar Corp.                                                (a)(b)              112,200          555,390
&   Foundry Networks, Inc.                                       (a)                  51,600          937,056
    Plantronics, Inc.                                                                 17,000          602,310
    Redback Networks, Inc.                                       (a)                  34,700          752,643
                                                                                               --------------
                                                                                                    3,403,965
                                                                                               --------------
    COMPUTERS & PERIPHERALS (0.2%)
    Synaptics, Inc.                                              (a)                   6,600          145,134
                                                                                               --------------
    CONSUMER FINANCE (0.7%)
    Nelnet, Inc. Class A                                         (a)                  10,400          433,160
                                                                                               --------------
    DIVERSIFIED CONSUMER SERVICES (1.0%)

    Strayer Education, Inc.                                                            5,900          603,334
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (1.6%)
    Financial Federal Corp.                                                            9,310          272,783
    IntercontinentalExchange, Inc.                               (a)(b)               10,700          738,835
    International Securities Exchange, Inc.                                              800           33,320
                                                                                               --------------
                                                                                                    1,044,938
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    NeuStar, Inc. Class A                                        (a)                  15,300          474,300
                                                                                               --------------
    ELECTRICAL EQUIPMENT (1.7%)
    Color Kinetics, Inc.                                         (a)(b)               24,000          508,320
    Encore Wire Corp.                                            (a)                  17,500          592,900
                                                                                               --------------
                                                                                                    1,101,220
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
    Anixter International, Inc.                                                       10,600          506,468
    Littelfuse, Inc.                                             (a)                  18,400          627,992
    Multi-Fineline Electronix, Inc.                              (a)(b)                6,200          362,638
    Novatel, Inc.                                                (a)                  12,200          449,814
                                                                                               --------------
                                                                                                    1,946,912
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (5.3%)
    Dril-Quip, Inc.                                              (a)                   4,000          283,400
    Helix Energy Solutions Group, Inc.                           (a)                  12,500          473,750
    Hydril Co.                                                   (a)                   7,400          576,830
    Oil States International, Inc.                               (a)                   9,200          339,020
    Superior Energy Services, Inc.                               (a)                  19,100          511,689
    TETRA Technologies, Inc.                                     (a)                  10,600          498,624
    Todco Class A                                                (b)                   9,300          366,513
    W-H Energy Services, Inc.                                    (a)                   6,600          293,634
                                                                                               --------------
                                                                                                    3,343,460
                                                                                               --------------
    FOOD & STAPLES RETAILING (1.3%)
    Central European Distribution Corp.                          (a)(b)                3,700          142,265
    United Natural Foods, Inc.                                   (a)(b)               18,600          650,442
                                                                                               --------------
                                                                                                      792,707
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (7.1%)
    ArthroCare Corp.                                             (a)(b)               13,600          650,352
    Hologic, Inc.                                                (a)                  12,100          669,735
&   Intuitive Surgical, Inc.                                     (a)(b)                6,600          778,800
    Lifecell Corp.                                               (a)                  19,100          430,705
    Meridian Bioscience, Inc.                                                         17,400          469,452
    NuVasive, Inc.                                               (a)                  25,700          484,445
    Palomar Medical Technologies, Inc.                           (a)(b)               13,600          454,920
    Somanetics Corp.                                             (a)                   9,500          209,760
    Ventana Medical Systems, Inc.                                (a)                   8,100          338,337
                                                                                               --------------
                                                                                                    4,486,506
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (5.1%)
    Healthways, Inc.                                             (a)                   9,100          463,554
    PRA International                                            (a)                  12,100          299,959
    Sierra Health Services, Inc.                                 (a)                  13,100          533,170
    Symbion, Inc.                                                (a)                  13,300          301,245
    Vital Images, Inc.                                           (a)                  12,700          432,816
    WebMD Health Corp. Class A                                   (a)(b)               14,500          603,780
    WellCare Health Plans, Inc.                                  (a)                  13,300          604,352
                                                                                               --------------
                                                                                                    3,238,876
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (2.0%)
    Cosi, Inc.                                                   (a)                  24,400          268,156
&   Scientific Games Corp. Class A                               (a)                  28,400          997,692
                                                                                               --------------
                                                                                                    1,265,848
                                                                                               --------------
    HOUSEHOLD DURABLES (0.3%)
    iRobot Corp.                                                 (a)(b)                6,900          191,820
                                                                                               --------------

    INDUSTRIAL CONGLOMERATES (0.7%)
    Carlisle Cos., Inc.                                                                5,600          458,080
                                                                                               --------------
    INSURANCE (0.8%)
    North Pointe Holdings Corp.                                  (a)                  17,000          212,500
    ProAssurance Corp.                                           (a)                   5,900          306,800
                                                                                               --------------
                                                                                                      519,300
                                                                                               --------------
    INTERNET & CATALOG RETAIL (2.8%)
&   Coldwater Creek, Inc.                                        (a)                  29,250          813,150
    NetFlix, Inc.                                                (a)(b)               16,600          481,234
    Stamps.com, Inc.                                             (a)                  12,900          454,854
                                                                                               --------------
                                                                                                    1,749,238
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (8.3%)
    Baidu.com ADR                                                (a)(c)                6,700          375,669
    DealerTrack Holdings, Inc.                                   (a)                  17,000          362,270
    Digital Insight Corp.                                        (a)                  15,800          575,120
    Equinix, Inc.                                                (a)(b)               11,800          757,796
    Knot, Inc. (The)                                             (a)                  25,100          454,310
    LivePerson, Inc.                                             (a)                  36,300          262,812
    Openwave Systems, Inc.                                       (a)(b)               27,000          582,660
&   Sohu.com, Inc.                                               (a)                  29,900          798,031
    Traffic.com, Inc.                                            (a)                  19,200          160,320
&   WebEx Communications, Inc.                                   (a)                  26,900          905,723
                                                                                               --------------
                                                                                                    5,234,711
                                                                                               --------------
    IT SERVICES (1.3%)
    Euronet Worldwide, Inc.                                      (a)(b)               13,600          514,488
    TALX Corp.                                                                        11,350          323,248
                                                                                               --------------
                                                                                                      837,736
                                                                                               --------------
    MACHINERY (3.6%)
    A.S.V., Inc.                                                 (a)(b)               14,500          467,190
    Bucyrus International, Inc. Class A                                               12,300          592,737
    Gehl Co.                                                     (a)                  11,600          384,192
    Greenbrier Cos., Inc.                                                              7,500          300,375
    Wabtec Corp.                                                                      16,300          531,380
                                                                                               --------------
                                                                                                    2,275,874
                                                                                               --------------
    MEDIA (1.3%)
&   Morningstar, Inc.                                            (a)                  18,200          814,814
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (1.8%)
    Denbury Resources, Inc.                                      (a)(b)               14,000          443,380
    Encore Acquisition Co.                                       (a)                   8,550          265,050
    EXCO Resources, Inc.                                         (a)                   9,400          117,782
    Foundation Coal Holdings, Inc.                                                     8,000          329,120
                                                                                               --------------
                                                                                                    1,155,332
                                                                                               --------------
    PHARMACEUTICALS (0.6%)
    Pozen, Inc.                                                  (a)                  24,400          407,480
                                                                                               --------------
    ROAD & RAIL (1.3%)
    Landstar System, Inc.                                                             14,400          635,328
    USA Truck, Inc.                                              (a)                   8,500          209,270
                                                                                               --------------
                                                                                                      844,598
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
    ATMI, Inc.                                                   (a)(b)               12,650          382,030
    Mindspeed Technologies, Inc.                                 (a)(b)              116,500          463,670
    Monolithic Power Systems, Inc.                               (a)                  31,200          581,568
    Power Integrations, Inc.                                     (a)(b)                9,700          240,366
    SiRF Technology Holdings, Inc.                               (a)                  11,500          407,215
    Trident Microsystems, Inc.                                   (a)                  14,700          427,182
    Varian Semiconductor Equipment Associates, Inc.              (a)                  14,350          402,948
    Zoran Corp.                                                  (a)                  25,000          547,000

                                                                                               --------------
                                                                                                    3,451,979
                                                                                               --------------
    SOFTWARE (7.7%)
    Blackboard, Inc.                                             (a)                   7,600          215,916
    Concur Technologies, Inc.                                    (a)                  35,300          654,109
&   FactSet Research Systems, Inc.                                                    19,000          842,650
&   Informatica Corp.                                            (a)                  51,600          802,380
    Nuance Communications, Inc.                                  (a)                  54,300          641,283
    The9, Ltd. ADR                                               (a)(c)               11,600          345,100
    THQ, Inc.                                                    (a)                  18,200          471,198
    Transaction Systems Architects, Inc. Class A                 (a)                   7,100          221,591
    Witness Systems, Inc.                                        (a)(b)               26,600          675,640
                                                                                               --------------
                                                                                                    4,869,867
                                                                                               --------------
    SPECIALTY RETAIL (2.4%)
    Aeropostale, Inc.                                            (a)                  14,600          440,336
    Dress Barn, Inc.                                             (a)(b)                5,600          268,520
    Hibbett Sporting Goods, Inc.                                 (a)                  19,300          636,707
    Zumiez, Inc.                                                 (a)                   3,100          189,410
                                                                                               --------------
                                                                                                    1,534,973
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (2.0%)
    Crocs, Inc.                                                  (a)(b)               23,100          580,965
    True Religion Apparel, Inc.                                  (a)(b)               18,400          339,848
    Volcom, Inc.                                                 (a)(b)                9,420          334,693
                                                                                               --------------
                                                                                                    1,255,506
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (2.3%)
    Beacon Roofing Supply, Inc.                                  (a)                  15,600          633,984
    H&E Equipment Services, Inc.                                 (a)                  18,600          541,632
    TransDigm Group, Inc.                                        (a)(b)               10,600          272,950
                                                                                               --------------
                                                                                                    1,448,566
                                                                                               --------------
    Total Common Stocks
       (Cost $52,736,661)                                                                          61,015,638
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (17.6%)

    COMMERCIAL PAPER (5.6%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $    631,231          631,231
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)                 321,899          321,899
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                 160,950          160,950
    Fairway Finance
       4.739%, due 4/20/06                                       (d)                 241,424          241,424
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)                 399,401          399,401
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)                 241,424          241,424
       4.853%, due 4/4/06                                        (d)                 225,330          225,330
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)                 321,899          321,899
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)                 241,425          241,425
    Liberty Street
       4.71%, due 4/17/06                                        (d)                 237,965          237,965
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)                 321,899          321,899
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)                 241,424          241,424
                                                                                               --------------
    Total Commercial Paper
       (Cost $3,586,271)                                                                            3,586,271
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.1%)
    BGI Institutional Money Market Fund                          (d)                  46,620           46,620
                                                                                               --------------
    Total Investment Company
       (Cost $46,620)                                                                                  46,620
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $326,757
       (Collateralized by various bonds with a
       Principal Amount of $336,594 and Market
       Value of $337,044)                                        (d)            $    326,622          326,622
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $326,622)                                                                                326,622
                                                                                               --------------
    TIME DEPOSITS (11.4%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)                 643,799          643,799
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)              643,799          643,799
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)                 563,324          563,324
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)                 619,656          619,656
    Barclays
       4.75%, due 4/21/06                                        (d)                 643,799          643,799
    Calyon
       4.65%, due 4/7/06                                         (d)                 563,324          563,324
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (d)                 482,849          482,849
    Fortis Bank
       4.74%, due 4/20/06                                        (d)                 321,899          321,899
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)                 321,899          321,899
    Societe Generale
       4.73%, due 5/9/06                                         (d)                 482,849          482,849
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)                 563,324          563,324
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)                 643,799          643,799
    UBS AG
       4.585%, due 4/3/06                                        (d)                 724,274          724,274
                                                                                               --------------
    Total Time Deposits
       (Cost $7,218,594)                                                                            7,218,594
                                                                                               --------------
    Total Short-Term Investments
       (Cost $11,178,107)                                                                          11,178,107
                                                                                               --------------
    Total Investments
       (Cost $63,914,768)                                        (f)                   114.0%      72,193,745(g)
    Liabilities in Excess of
       Cash and Other Assets                                                           (14.0)      (8,886,858)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $   63,306,887
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $63,948,671.

(g) At March 31, 2006 net unrealized appreciation was $8,245,074, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,726,382 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $481,308.

MAINSTAY VP FLOATING RATE PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM INVESTMENTS (91.6%)                                +
    FLOATING RATE LOANS (88.9%)                                  (a)
    AEROSPACE & DEFENSE (1.8%)
    Hexcel Corp.
       Tranche B Term Loan
       6.375%, due 3/1/12                                                       $  1,644,444   $    1,659,519
    Mid-Western Aircraft Systems, Inc.
       Term Loan B
       6.85%, due 12/31/11                                                           992,500        1,007,139
                                                                                               --------------
                                                                                                    2,666,658
                                                                                               --------------
    AUTOMOBILE (2.4%)
    Goodyear Tire & Rubber Co. (The)
       Second Lien Term Loan
       7.06%, due 4/30/10                                                          1,500,000        1,520,313
    Key Automotive Group
       Term Loan B
       7.691%, due 6/29/10                                                           982,106          987,016
    TRW Automotive, Inc.
       Tranche B Term Loan
       6.25%, due 6/30/12                                                          1,104,777        1,107,232
                                                                                               --------------
                                                                                                    3,614,561
                                                                                               --------------
    BEVERAGE, FOOD AND TOBACCO (5.6%)
    American Seafoods Group LLC
       Term Loan A
       6.729%, due 9/30/11                                                           975,000          988,406
    BF Bolthouse Holdco LLC
       First Lien Term Loan
       7.37%, due 12/16/12                                                           850,000          862,750
       Second Lien Term Loan
       10.37%, due 12/16/13                                                          170,000          174,321
    Commonwealth Brands, Inc.
       New Term Loan
       7.00%, due 12/22/12                                                           494,583          500,889
    Constellation Brands, Inc.
       Term Loan B
       6.361%, due 11/30/11                                                        1,442,160        1,460,007
    Dole Food Co., Inc.
       Term Loan B
       6.345%, due 4/18/12                                                         1,432,565        1,435,123
&   Michael Foods, Inc.
       Term Loan B
       6.698%, due 11/21/10                                                        2,000,000        2,024,166
    Pinnacle Foods Holdings Corp.
       Term Loan
       7.823%, due 11/25/10                                                          904,805          918,151
                                                                                               --------------
                                                                                                    8,363,813
                                                                                               --------------
    BROADCASTING (0.7%)
    Gray Television, Inc.
       Incremental Term Loan
       6.48%, due 11/22/12                                                           997,500        1,003,485
                                                                                               --------------
    BROADCASTING AND ENTERTAINMENT (6.1%)
&   Charter Communications Operating LLC
       Term Loan B
       7.92%, due 4/7/11                                                           1,940,314        1,956,151
&   DirectTV Holdings LLC
       Term Loan B
       6.276%, due 4/13/13                                                         2,000,000        2,021,250
    Insight Midwest Holdings LLC

       Term Loan C
       7.00%, due 12/31/09                                                           994,911        1,008,365
    Patriot Media & Communications CNJ LLC
       Term Loan B
       7.024%, due 3/31/13                                                         1,000,000        1,013,750
    Raycom TV Broadcasting, Inc.
       Tranche B Term Loan
       6.50%, due 8/28/13                                                            998,053        1,001,796
&   UPC Broadband Holding B.V.
       Term Loan H2
       7.28%, due 9/30/12                                                          2,000,000        2,010,416
                                                                                               --------------
                                                                                                    9,011,728
                                                                                               --------------
    BUILDINGS AND REAL ESTATE (4.9%)
&   General Growth Properties, Inc
       Tranche A1 Term Loan
       6.06%, due 2/24/11                                                          2,000,000        1,997,500
    Lion Gables GP Realty L.P.
       Term Loan
       6.42%, due 9/30/06                                                            472,947          474,552
    Macerich Partnership L.P.
       Term Loan
       6.188%, due 4/26/10                                                         1,000,000        1,006,250
    Maguire Properties L.P.
       Term Loan B
       6.441%, due 3/15/10                                                         1,759,036        1,768,711
    St. Marys Cement, Inc.
       Term Loan B
       6.864%, due 12/4/09                                                         1,000,000        1,012,500
    Stile Acquisition Corp.
       Canadian Term Loan
       6.634%, due 4/6/13                                                            493,336          487,001
       U.S. Term Loan
       6.634%, due 4/6/13                                                            494,176          487,831
                                                                                               --------------
                                                                                                    7,234,345
                                                                                               --------------
    CARGO TRANSPORT (1.3%)
    Pacer International, Inc.
       Term Loan
       6.20%, due 6/10/10                                                            895,522          902,238
    RailAmerica, Inc.
       U.S. Term Loan
       7.063%, due 9/29/11                                                         1,015,515        1,029,055
                                                                                               --------------
                                                                                                    1,931,293
                                                                                               --------------
    CHEMICALS, PLASTICS AND RUBBER (5.3%)
&   Celanese AG
       Dollar Term Loan
       6.979%, due 4/6/11                                                          1,799,193        1,824,831
    Covalence Specialty Materials Corp.
       1st Lien Term Loan
       7.945%, due 2/18/13                                                         1,000,000        1,012,500
    Huntsman International LLC
       Term B Dollar Facility
       6.53%, due 8/16/12                                                          1,476,887        1,485,657
    INEOS Group Holdings, Ltd.
       Tranche A4 Term Loan
       7.339%, due 12/16/12                                                        1,000,000        1,010,000
       Tranche B2 Term Loan
       7.339%, due 12/16/13                                                          250,000          253,594
       Tranche C2 Term Loan
       7.839%, due 12/16/14                                                          250,000          253,594
    Nalco Co.
       Term Loan B
       6.516%, due 11/4/10                                                           990,749        1,000,656
    Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       6.668%, due 7/30/12                                                           994,975        1,007,567
                                                                                               --------------
                                                                                                    7,848,399
                                                                                               --------------
    CONTAINERS, PACKAGING AND GLASS (4.7%)
    Berry Plastics Corp.

       Term Loan
       6.84%, due 12/22/11                                                           992,500        1,005,940
&   Crown Americas, Inc.
       Term B Dollar Loan
       6.44%, due 11/15/12                                                         2,000,000        2,013,750
    Graham Packaging Holdings Co.
       Term Loan B
       6.97%, due 10/7/11                                                            992,463        1,004,868
    Owens-Illinois, Inc.
       French Tranche C1 Term Loan
       6.60%, due 4/1/08                                                           1,000,000        1,001,250
    Smurfit-Stone Container Enterprises, Inc.
       Deposit Fund Commitment
       2.35%, due 11/1/10                                                            203,246          205,863
       Tranche B Term Loan
       7.103%, due 11/1/11                                                           631,419          639,549
       Tranche C Term Loan
       7.064%, due 11/1/11                                                            98,581           99,850
       Tranche C1 Term Loan
       6.938%, due 11/1/01                                                            67,216           68,081
    Solo Cup Co.
       Term Loan B1
       6.634%, due 2/27/11                                                         1,000,000        1,009,583
                                                                                               --------------
                                                                                                    7,048,734
                                                                                               --------------
    DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND
       MINERALS (1.7%)
    ACCO Brands Corp.
       U.S. Term Loan
       6.519%, due 8/17/12                                                           930,854          937,836
    Georgia-Pacific Corp.
       Term Loan B
       6.885%, due 12/20/12                                                          997,500        1,004,124
       Term Loan C
       7.826%, due 12/23/13                                                          500,000          510,625
                                                                                               --------------
                                                                                                    2,452,585
                                                                                               --------------
    DIVERSIFIED/CONGLOMERATE MANUFACTURING (4.1%)
    Invensys International Holdings, Ltd.
       A Bonding Facility
       7.841%, due 3/5/09                                                          1,485,465        1,496,606
       2nd Lien Term Loan
       9.431%, due 12/5/09                                                           500,000          507,188
    JohnsonDiversey, Inc.
       New Term Loan B
       7.207%, due 12/16/11                                                        1,156,482        1,172,143
    Mueller Industries, Inc.
       Term Loan B
       7.047%, due 10/3/12                                                           995,000        1,007,438
    Terex Corp.
       Term Loan
       6.64%, due 7/3/09                                                           1,154,269        1,165,811
    Walter Industries, Inc.
       Term Loan
       6.439%, due 10/3/12                                                           766,876          774,785
                                                                                               --------------
                                                                                                    6,123,971
                                                                                               --------------
    DIVERSIFIED/CONGLOMERATE SERVICE (2.7%)
    American Reprographics Co. LLC
       First Lien Term Loan
       6.598%, due 6/18/09                                                           986,727          992,894
    Coinmach Corp.
       Term Loan B1
       7.312%, due 12/19/12                                                        1,498,487        1,520,339
    Sungard Data Systems, Inc.
       Term Loan
       7.215%, due 2/11/13                                                         1,492,500        1,511,956
                                                                                               --------------
                                                                                                    4,025,189
                                                                                               --------------
    ECOLOGICAL (2.7%)
    Allied Waste Industries, Inc.

       Tranche A Credit-Linked Deposit
       4.311%, due 1/15/12                                                           535,135          537,142
       Term Loan
       6.796%, due 1/15/12                                                         1,378,344        1,383,800
    IESI Corp.
       Term Loan
       6.383%, due 1/20/12                                                         1,000,000        1,011,875
    Synagro Technologies, Inc.
       Term Loan B
       6.864%, due 6/21/12                                                           857,143          861,429
       Delayed Draw Term Loan
       7.03%, due 6/21/12                                                            142,857          143,393
                                                                                               --------------
                                                                                                    3,937,639
                                                                                               --------------
    FINANCE (4.3%)
    Ashtead Group PLC
       Term Loan
       6.50%, due 11/12/09                                                           990,000          999,900
&   Brand Services, Inc.
       Term Loan
       7.748%, due 1/15/12                                                         1,992,503        2,016,578
    Fidelity National Information Solutions, Inc.
       Term Loan B
       6.47%, due 3/9/13                                                           1,447,228        1,458,082
    Hertz Corp. (The)
       Letter of Credit
       4.93%, due 12/21/12                                                           111,111          112,543
       Tranche B Term Loan
       6.98%, due 12/21/12                                                           756,770          767,942
    United Rentals, Inc.
       Initial Term Loan
       7.07%, due 2/14/11                                                            827,004          835,791
       Tranche B Credit Linked Deposit
       4.829%, due 2/14/11                                                           168,776          170,570
                                                                                               --------------
                                                                                                    6,361,406
                                                                                               --------------
    GROCERY (1.3%)
    Bi-Lo LLC
       Term Loan
       8.764%, due 6/30/11                                                           974,638          975,552
    Giant Eagle, Inc.
       Term Loan
       6.075%, due 11/7/12                                                           498,750          500,776
    Roundy's Supermarkets, Inc.
       Term Loan
       7.795%, due 11/3/11                                                           498,750          504,984
                                                                                               --------------
                                                                                                    1,981,312
                                                                                               --------------
    HEALTHCARE, EDUCATION AND CHILDCARE (8.5%)
&   Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.224%, due 12/29/11                                                        2,000,000        2,002,000
    AMR HoldCo., Inc./Emcare HoldCo., Inc.
       Term Loan
       6.837%, due 2/21/12                                                           997,481        1,009,326
    Aveta Holdings LLC
       Term Loan B
       8.48%, due 8/22/11                                                            323,000          325,826
    Concentra Operating Corp.
       Term Loan
       6.69%, due 9/30/11                                                            746,250          754,957
    DaVita, Inc.
       Term Loan B
       6.684%, due 10/5/12                                                         1,432,722        1,450,333
    Healthsouth Corp.
       Term Loan B
       8.15%, due 3/10/13                                                          1,000,000        1,007,292
    Lifepoint Hospitals, Inc.
       Term Loan B
       6.185%, due 4/15/12                                                         1,376,340        1,383,604

    Mylan Laboratories Inc.
       Tranche B Term Loan
       6.33%, due 6/30/10                                                            683,409          690,812
    Select Medical Corp.
       Term Loan B
       6.521%, due 2/24/12                                                           987,513          977,363
    US Oncology, Inc.
       Term Loan B
       6.945%, due 8/20/11                                                           997,376        1,008,596
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       6.95%, due 9/23/11                                                            995,006        1,006,512
    Warner Chilcott Corp.
       Dovobet Delayed Draw Term Loan
       7.44%, due 1/12/12                                                             22,082           22,264
       Dovonex Delayed Draw Term Loan
       7.65%, due 1/12/12                                                            110,410          111,321
       Tranche B Term Loan
       7.643%, due 1/18/12                                                           540,451          544,890
       Tranche C Term Loan
       7.86%, due 1/18/12                                                            217,775          219,564
       Tranche D Term Loan
       7.86%, due 1/18/12                                                            100,606          101,433
                                                                                               --------------
                                                                                                   12,616,093
                                                                                               --------------
    HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE
       CONSUMER PRODUCTS (1.0%)
    Jarden Corp.
       Term Loan B2
       6.779%, due 1/24/12                                                           930,930          936,516
    Sunbeam Corp. (Canada), Ltd.
       Term Loan
       6.743%, due 1/24/12                                                           498,750          501,743
                                                                                               --------------
                                                                                                    1,438,259
                                                                                               --------------
    HOTELS, MOTELS, INNS AND GAMING (2.6%)
    Penn National Gaming, Inc.
       Term Loan B
       6.387%, due 10/3/12                                                           995,000        1,007,438
    Resorts International Holdings LLC
       Term Loan B
       7.98%, due 4/26/12                                                            371,248          374,311
       2nd Lien Term Loan
       12.479%, due 4/26/13                                                          481,057          481,539
    Venetian Casino Resort, LLC/Las Vegas Sands, Inc
       Delayed Draw Term Loan B
       6.73%, due 6/15/11                                                            341,880          345,299
       Term Loan B
       6.73%, due 6/15/11                                                          1,658,120        1,674,701
                                                                                               --------------
                                                                                                    3,883,288
                                                                                               --------------
    LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT (4.0%)
    AMC Entertainment, Inc.
       Term Loan
       6.943%, due 1/26/13                                                           997,500        1,008,566
    Mega Bloks, Inc.
       Term Loan B
       6.438%, due 7/26/12                                                           995,000        1,006,194
    Metro-Goldwyn-Mayer Studios, Inc.
       Tranche B Term Loan
       7.229%, due 4/8/12                                                          1,000,000        1,011,875
    Regal Cinemas Corp.
       Term Loan
       6.729%, due 11/10/10                                                          960,330          968,733
    Six Flags Theme Parks, Inc.
       Term Loan B
       7.111%, due 6/30/09                                                           994,937        1,005,663
    WMG Acquisition Corp.

       Term Loan
       6.669%, due 2/28/11                                                           997,039        1,009,191
                                                                                               --------------
                                                                                                    6,010,222
                                                                                               --------------
    MACHINERY (NON-AGRICULTURE, NON-CONSTRUCT,
       NON-ELECTRONIC) (0.3%)
    Flowserve Corp.
       Term Loan B
       6.658%, due 8/10/12                                                           473,037          479,098
                                                                                               --------------
    MINING, STEEL, IRON AND NON-PRECIOUS METALS (0.6%)
    Novelis, Inc.
       Canadian Term Loan
       6.44%, due 1/9/12                                                             317,161          320,482
       U.S. Term Loan
       6.44%, due 1/9/12                                                             550,859          556,626
                                                                                               --------------
                                                                                                      877,108
                                                                                               --------------
    OIL & GAS (1.7%)
    EPCO Holdings, Inc.
       Institutional Term Loan C
       6.594%, due 8/18/10                                                           990,000        1,001,602
    Lyondell-Citgo Refining L.P.
       Term Loan
       6.979%, due 5/21/07                                                           992,424          997,386
    Targa Resources, Inc.
       Synthetic Letter of Credit
       7.229%, due 10/31/12                                                           96,774           98,105
       Term Loan
       7.091%, due 10/31/12                                                          401,210          406,726
                                                                                               --------------
                                                                                                    2,503,819
                                                                                               --------------
    PERSONAL AND NONDURABLE CONSUMER PRODUCTS
       (MANUFACTURING ONLY) (1.6%)
    Aearo Corp.
       1st Lien Term Loan
       7.45%, due 3/22/13                                                          1,000,000        1,015,625
    Spectrum Brand Corp.
       Term Loan
       7.201%, due 2/6/12                                                            923,400          933,788
    Visant Corp.
       Term Loan C
       7.318%, due 12/21/11                                                          493,950          500,331
                                                                                               --------------
                                                                                                    2,449,744
                                                                                               --------------
    PRINTING AND PUBLISHING (4.6%)
    Dex Media East LLC
       Term Loan B
       6.476%, due 5/8/09                                                            989,583          997,230
    Dex Media West LLC
       Term Loan B1
       6.297%, due 3/9/10                                                          1,310,562        1,316,880
    Hanley Wood LLC
       Closing Date Term Loan
       6.98%, due 8/1/12                                                             887,334          890,645
    Merrill Communications LLC
       Term Loan
       7.142%, due 5/15/11                                                         1,000,000        1,008,438
    New Publishing Acquisition, Inc.
       Tranche B Term Loan
       7.72%, due 8/5/12                                                           1,500,000        1,505,625
    R.H. Donnelley, Inc.
       Tranche D Term Loan
       6.625%, due 6/30/11                                                         1,168,892        1,177,435
                                                                                               --------------
                                                                                                    6,896,253
                                                                                               --------------
    RETAIL STORE (2.9%)
    Buffets, Inc.
       LC
       8.579%, due 6/28/09                                                           500,000          502,500
    Eddie Bauer, Inc.
       Term Loan B

       7.783%, due 6/21/11                                                           497,500          488,328
    Eye Care Centers of America, Inc.
       Term Loan B
       7.869%, due 3/1/12                                                          1,485,000        1,501,706
    Jean Coutu Group, Inc. (The)
       Term Loan B
       7.188%, due 7/30/11                                                           788,489          796,155
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.34%, due 4/6/13                                                             949,367          962,336
                                                                                               --------------
                                                                                                    4,251,025
                                                                                               --------------
    TELECOMMUNICATIONS (3.0%)
    Centennial Cellular Operating, Co. LLC
       Term Loan
       7.214%, due 2/9/11                                                          1,430,632        1,449,707
    Madison River Capital, LLC
       Term Loan B1
       6.80%, due 7/29/12                                                          1,000,000        1,011,563
    PanAmSat Corp.
       Term Loan B1
       6.90%, due 8/22/11                                                          1,000,000        1,012,500
    Qwest Corp.
       Term Loan A
       9.503%, due 6/30/07                                                         1,000,000        1,024,000
                                                                                               --------------
                                                                                                    4,497,770
                                                                                               --------------
    TEXTILES AND LEATHER (1.9%)
    Springs Windows Fashions LLC
       Term Loan B
       7.75%, due 12/30/12                                                           498,750          506,231
    St. John Knits International, Inc.
       Term Loan B
       7.25%, due 3/23/12                                                          1,307,326        1,323,668
    William Carter Co. (The)
       Term Loan
       6.491%, due 7/14/12                                                           908,231          918,448
                                                                                               --------------
                                                                                                    2,748,347
                                                                                               --------------
    UTILITIES (6.6%)
    AES Corp.
       Term Loan
       6.22%, due 4/30/08                                                          1,000,000        1,011,000
&   Allegheny Energy Supply Co. LLC
       Term Loan C
       6.326%, due 3/8/11                                                          1,892,307        1,900,192
    Cogentrix Delaware Holdings, Inc.
       Term Loan
       6.75%, due 4/14/12                                                            643,962          649,999
    Covanta Energy Corp.
       Funded LOC
       4.96%, due 6/24/12                                                            520,325          528,130
       First Lien Term B Loan
       7.945%, due 6/24/12                                                           372,866          378,459
    La Paloma Generating Co. LLC
       Acquisition Term Loan
       6.729%, due 8/16/12                                                           772,364          779,508
       Delayed Draw Term Loan
       6.729%, due 8/16/12                                                            61,513           62,082
       Synthetic Letter of Credit
       6.579%, due 8/16/12                                                           131,148          132,361
    Midwest Generation LLC
       Term Loan B
       6.33%, due 4/27/11                                                            500,000          505,000
    Mirant North America LLC
       Term Loan
       6.441%, due 1/3/13                                                          1,000,000        1,008,036
    NRG Energy, Inc.
       Credit Link Deposit
       6.979%, due 2/1/13                                                            278,495          281,541

       Term Loan B
       6.82%, due 2/1/13                                                           1,221,505        1,236,265
    Reliant Energy Inc.
       Term Loan
       7.175%, due 4/30/10                                                           363,783          362,873
    Thermal North America
       Term Loan B
       6.73%, due 10/12/13                                                           997,972        1,002,961
                                                                                               --------------
                                                                                                    9,838,407
                                                                                               --------------
    Total Floating Rate Loans
       (Cost $131,632,402)                                                                        132,094,551
                                                                                               --------------
    FOREIGN FLOATING RATE LOANS (2.7%)                           (a)
    CHEMICALS, PLASTICS AND RUBBER (1.3%)
    Brenntag Holding GmbH and Co.
       Acquisition Term Loan
       7.44%, due 1/17/14                                                            392,727          399,109
       Term Loan B2
       7.44%, due 1/17/14                                                          1,607,273        1,630,176
                                                                                               --------------
                                                                                                    2,029,285
                                                                                               --------------
    RETAIL STORE (0.7%)
    Dollarama Group L.P.
       Additional Term B Loan
       6.918%, due 11/18/11                                                          821,163          828,349
       Term Loan B
       6.918%, due 11/18/11                                                          173,838          175,359
                                                                                               --------------
                                                                                                    1,003,708
                                                                                               --------------
    TELECOMMUNICATIONS (0.7%)
    Intelsat Bermuda, Ltd.
       Term Loan
       6.75%, due 7/28/11                                                            996,218        1,004,002
                                                                                               --------------
    Total Foreign Floating Rate Loans
       (Cost $4,037,257)                                                                            4,036,995
                                                                                               --------------
    Total Long-Term Investments
       (Cost $135,669,659)                                                                        136,131,546
                                                                                               --------------
    SHORT-TERM INVESTMENTS (10.4%)
    COMMERCIAL PAPER (6.7%)
    First Data Corp.
       4.78%, due 4/7/06                                                           2,000,000        1,998,407
    ING US Funding LLC
       4.70%, due 4/5/06                                                           2,000,000        1,998,956
    Morgan Stanley
       4.75%, due 4/5/06                                                           2,000,000        1,998,944
    National Rural Utilities Cooperative Finance Corp.
       4.76%, due 4/5/06                                                           2,000,000        1,993,653
    Prudential Funding LLC
       4.65%, due 4/3/06                                                           1,000,000          999,742
    UBS Americas, Inc.
       4.77%, due 4/4/06                                                           1,000,000          999,602
                                                                                               --------------
    Total Commercial Paper
       (Cost $9,989,304)                                                                            9,989,304
                                                                                               --------------
    FEDERAL AGENCY (1.4%)
    Inter-American Development Bank
       (Discount Note)                                                             2,000,000        1,998,473
       4.58%, due 4/7/06                                                                       --------------

    Total Federal Agency
       (Cost $1,998,473)                                                                            1,998,473
                                                                                               --------------
    REPURCHASE AGREEMENT (2.3%)
    Wachovia Capital Market, LLC
       4.60%, dated 3/31/06 due 04/3/06
       Proceeds at Maturity $3,405,362
       (Collateralized by $3,408,037 Federal Home Loan Bank
       5.55%, due 4/15/19

    Market Value $3,476,187)                                                       3,404,000        3,404,000
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $3,404,000)                                                                            3,404,000
                                                                                               --------------
    Total Short-Term Investments
       (Cost $15,391,777)                                                                          15,391,777
                                                                                               --------------
    Total Investments
       (Cost $151,061,436)                                       (b)                   102.0%     151,523,323(c)
    Liabilities in Excess of
       Cash and Other Assets                                                            (2.0)      (2,922,560)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  148,600,763
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest issuers, excluding short-term investments. May be subject to change daily.

(a) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(b) The cost stated also represents the aggregate cost for federal tax purposes.

(c) At March 31, 2006 net unrealized appreciation was $461,887, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $612,504 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $150,617.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM BONDS (94.3%)                                          +
    ASSET-BACKED SECURITIES (3.2%)
    CONSUMER FINANCE (0.9%)
    Harley-Davidson Motorcycle Trust
       Series 2002-1, Class A2
       4.50%, due 1/15/10                                                       $  1,392,169   $    1,389,906
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                                         1,189,619        1,182,912
                                                                                               --------------
                                                                                                    2,572,818
                                                                                               --------------
    CONSUMER LOANS (0.6%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                                         1,650,000        1,656,422
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                                          1,350,000        1,351,351
    Massachusetts RRB Special Purpose Trust
       Series 2001-1, Class A
       6.53%, due 6/1/15                                                           2,270,128        2,368,577
                                                                                               --------------
                                                                                                    3,719,928
                                                                                               --------------
    ELECTRIC (0.3%)
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                                             788,632          783,709
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (0.0%)                                ++
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                                             63,849           63,783
                                                                                               --------------
    Total Asset-Backed Securities
       (Cost $8,725,291)                                                                            8,796,660
                                                                                               --------------

    CORPORATE BONDS (1.6%)
    ELECTRIC (0.7%)
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                                          (a)            2,000,000        1,933,160
                                                                                               --------------
    INSURANCE (0.5%)
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                                         1,340,000        1,316,575
                                                                                               --------------
    MEDIA (0.4%)
    TCI Communications, Inc.
       8.75%, due 8/1/15                                                           1,060,000        1,240,300
                                                                                               --------------
    Total Corporate Bonds

       (Cost $4,684,191)                                                                            4,490,035
                                                                                               --------------

    MORTGAGE-BACKED SECURITIES (2.8%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.8%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                                        1,630,000        1,602,315
    Citigroup Commercial Mortgage Trust
       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                                          (a)            1,538,500        1,503,447
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                                        3,000,000        2,834,362
    GS Mortgage Securities Corp. II
       Series 2001-ROCK, Class A1
       6.22%, due 5/3/18                                            (a)            1,952,766        1,989,970
                                                                                               --------------
    Total Mortgage-Backed Securities
       (Cost $8,214,432)                                                                            7,930,094
                                                                                               --------------

    MUNICIPAL BOND (0.5%)
    TEXAS (0.5%)
    Harris County Texas Industrial Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                                           (b)            1,280,000        1,271,898
                                                                                               --------------
    Total Municipal Bond
       (Cost $1,301,178)                                                                            1,271,898
                                                                                               --------------

    U.S. GOVERNMENT & FEDERAL AGENCIES (86.2%)
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.7%)
       Series 2003-T1, Class B
       4.491%, due 11/25/12                                         (c)            2,660,000        2,541,310
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                                           (c)            4,922,074        4,998,140
                                                                                               --------------
                                                                                                    7,539,450
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (4.4%)
       3.625%, due 9/15/08                                          (c)            7,000,000        6,772,304
       4.75%, due 11/17/15                                          (c)            1,395,000        1,347,942
       5.25%, due 11/5/12                                           (c)            4,100,000        4,030,452
                                                                                               --------------
                                                                                                   12,150,698
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
       Series 231, Class IO
       5.50%, due 8/1/35                                                           1,231,490          315,400
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (11.6%)
       3.00%, due 8/1/10                                            (c)            2,223,798        2,094,245
       5.00%, due 1/1/20                                            (c)            4,325,277        4,219,372
&      5.00%, due 6/1/33                                            (c)            7,962,047        7,597,875
       5.00%, due 8/1/33                                            (c)            3,860,808        3,683,237

       5.00%, due 5/1/36                                         TBA (d)           2,830,000        2,690,269
&      5.50%, due 1/1/33                                             (c)          12,206,725       11,941,800
                                                                                               --------------
                                                                                                   32,226,798
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.6%)
       4.375%, due 7/17/13                                                         3,725,000        3,530,156
       5.25%, due 8/1/12                                             (c)           4,850,000        4,800,836
&      6.625%, due 11/15/30                                          (c)           8,685,000       10,189,850
                                                                                               --------------
                                                                                                   18,520,842
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
       Series 360, Class 2
       5.00%, due 8/1/35                                                           1,464,400          375,730
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (35.9%)
       3.347%, due 4/1/34                                            (b)(c)        3,481,530        3,448,875
&      4.50%, due 7/1/18                                             (c)          12,685,485       12,154,126
&      4.50%, due 11/1/18                                            (c)           9,172,768        8,788,547
&      5.00%, due 11/1/17                                            (c)           8,065,758        7,885,390
       5.00%, due 4/1/36                                         TBA (d)           5,980,000        5,692,212
       5.50%, due 11/1/17                                            (c)           5,396,167        5,368,905
&      5.50%, due 4/1/21                                         TBA (d)          14,925,000       14,831,719
&      5.50%, due 6/1/33                                             (c)          10,432,166       10,203,379
       5.50%, due 12/1/33                                            (c)           5,478,832        5,358,675
       6.00%, due 12/1/16                                            (c)             427,896          433,883
       6.00%, due 1/1/33                                             (c)           1,740,341        1,741,974
       6.00%, due 3/1/33                                             (c)           2,364,154        2,365,420
       6.00%, due 9/1/34                                             (c)             252,528          252,635
       6.00%, due 9/1/35                                             (c)           3,991,076        3,993,414
       6.00%, due 10/1/35                                            (c)             563,210          563,410
&      6.00%, due 4/1/36                                         TBA (d)          16,295,000       16,289,916
       6.50%, due 10/1/31                                            (c)             627,902          642,413
       6.50%, due 7/1/32                                             (c)             339,605          347,215
                                                                                               --------------
                                                                                                  100,362,108
                                                                                               --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (4.5%)
       5.00%, due 4/15/34                                            (c)           7,374,915        7,151,476
       6.00%, due 8/15/32                                            (c)           1,436,040        1,454,018
       6.00%, due 10/15/32                                           (c)           1,948,344        1,972,874
       6.50%, due 7/15/28                                            (c)             231,700          240,480
       6.50%, due 8/15/28                                            (c)             329,073          341,472
       6.50%, due 7/15/32                                            (c)           1,398,962        1,450,669
                                                                                               --------------
                                                                                                   12,610,989
                                                                                               --------------
    HVIDE VAN OMMEREN TANKERS LLC (1.8%)
       Series I
       7.54%, due 12/14/23                                           (e)           2,397,000        2,488,493
       Series II
       7.54%, due 12/14/23                                           (e)           2,376,000        2,466,692
                                                                                               --------------
                                                                                                    4,955,185
                                                                                               --------------
    OVERSEAS PRIVATE INVESTMENT CORPORATION (1.1%)
       5.142%, due 12/15/23                                          (e)           3,100,000        3,017,354
                                                                                               --------------
    TENNESSEE VALLEY AUTHORITY (1.4%)
       4.65%, due 6/15/35                                            (e)           4,395,000        3,935,595
                                                                                               --------------
    UNITED STATES TREASURY BOND (2.3%)
       6.875%, due 8/15/25                                           (f)           5,305,000        6,475,829
                                                                                               --------------
    UNITED STATES TREASURY NOTES (13.7%)
       2.00%, due 7/15/14 T.I.P.                                     (g)           3,155,250        3,077,230
       3.125%, due 1/31/07                                           (c)             265,000          261,263
       3.625%, due 4/30/07                                           (c)           3,570,000        3,523,701
       3.875%, due 2/15/13                                           (f)             880,000          829,744

&      4.375%, due 11/15/08                                         (c)           30,955,000       30,601,927
                                                                                               --------------
                                                                                                   38,293,865
                                                                                               --------------
    Total U.S. Government & Federal Agencies
       (Cost $246,026,902)                                                                        240,779,843
                                                                                               --------------
    Total Long-Term Bonds
       (Cost $268,951,994)                                                                        263,268,530
                                                                                               --------------

    SHORT-TERM INVESTMENTS (22.1%)
    COMMERCIAL PAPER (0.9%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                           (h)              427,342          427,342
    CIESCO, Inc.
       4.798%, due 5/19/06                                          (h)              217,925          217,925
    Compass Securitization
       4.78%, due 4/24/06                                           (h)              108,963          108,963
    Fairway Finance
       4.739%, due 4/20/06                                          (h)              163,444          163,444
    General Electric Capital Corp.
       4.759%, due 4/12/06                                          (h)              270,394          270,394
    Grampian Funding LLC
       4.785%, due 5/3/06                                           (h)              163,444          163,444
       4.853%, due 4/4/06                                           (h)              152,548          152,548
    Greyhawk Funding
       4.732%, due 4/20/06                                          (h)              217,925          217,925
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                          (h)              163,444          163,444
    Liberty Street
       4.71%, due 4/17/06                                           (h)              161,102          161,102
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                          (h)              217,925          217,925
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                          (h)              163,444          163,444
                                                                                               --------------
    Total Commercial Paper
       (Cost $2,427,900)                                                                            2,427,900
                                                                                               --------------
    FEDERAL AGENCIES (19.4%)
    Federal Home Loan Bank
       (Discount Notes)
       4.45%, due 4/4/06                                            (c)            6,870,000        6,867,452
       4.44%, due 4/3/06                                                           6,465,000        6,463,405
       4.47%, due 4/3/06                                            (c)            2,000,000        1,999,503
       4.60%, due 4/6/06                                            (c)            7,360,000        7,355,298
       4.60%, due 4/12/06                                           (c)            8,800,000        8,787,631
    Federal Home Loan Mortgage Corporation
       (Discount Note)
       4.64%, due 4/25/06                                           (c)            7,435,000        7,412,001
    Federal National Mortgage Association
       (Discount Note)
       4.47%, due 4/5/06                                            (c)            9,095,000        9,090,483
    International Bank for Reconstruction & Development
       (Discount Note)
       4.67%, due 4/18/06                                                          6,290,000        6,276,129
    Total Federal Agencies                                                                     --------------
       (Cost $54,251,903)                                                                          54,251,903
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                        ++
    BGI Institutional Money Market Fund                             (h)               31,562           31,562
                                                                                               --------------
    Total Investment Company
       (Cost $31,562)                                                                                  31,562
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $221,214
       (Collateralized by various bonds with a
       Principal Amount of $227,874 and Market
       Value of $228,178)                                         (h)           $    221,122          221,122
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $221,122)                                                                                221,122
                                                                                               --------------
    TIME DEPOSITS (1.7%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                          (h)                435,852          435,852
    Bank of America
       4.77%, due 5/26/06                                         (b)(h)             435,851          435,851
    Bank of Montreal
       4.78%, due 5/8/06                                          (h)                381,369          381,369
    Bank of Nova Scotia
       4.78%, due 5/10/06                                         (h)                419,506          419,506
    Barclays
       4.75%, due 4/21/06                                         (h)                435,851          435,851
    Calyon
       4.65%, due 4/7/06                                          (h)                381,369          381,369
    First Tennessee National Corp.
       4.70%, due 4/17/06                                         (h)                326,888          326,888
    Fortis Bank
       4.74%, due 4/20/06                                         (h)                217,925          217,925
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                          (h)                217,925          217,925
    Societe Generale
       4.73%, due 5/9/06                                          (h)                326,888          326,888
    Standard Chartered Bank
       4.78%, due 4/28/06                                         (h)                381,369          381,369
    Toronto Dominion Bank
       4.79%, due 4/13/06                                         (h)                435,851          435,851
    UBS AG
       4.585%, due 4/3/06                                         (h)                490,332          490,332
                                                                                               --------------
    Total Time Deposits
       (Cost $4,886,976)                                                                            4,886,976
                                                                                               --------------
    Total Short-Term Investments
       (Cost $61,819,463)                                                                          61,819,463
                                                                                               --------------
    Total Investments
       (Cost $330,771,457)                                        (i)                  116.4%     325,087,993(j)
    Liabilities in Excess of
       Cash and Other Assets                                                           (16.4)     (45,703,774)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  279,384,219
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(c)  Segregated as collateral for TBAs.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $39,504,116.

(e)  United States Government Guaranteed Security.

(f)  Represents security, or a portion thereof, which is out on loan.

(g) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i) The cost stated also represents the aggregate cost for federal income tax purposes.

(j) At March 31, 2006, net unrealized depreciation was $5,683,464 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $432,986 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,116,450.

MAINSTAY VP GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
AFFILIATED INVESTMENT COMPANIES (97.2%)                          +

EQUITY FUNDS (97.2%)
MainStay VP Common Stock Portfolio                                                    77,629   $    1,761,842
MainStay VP International Equity Portfolio                                           125,004        1,957,711
MainStay VP Large Cap Growth Portfolio                                               361,287        4,384,649
MainStay VP Mid Cap Core Portfolio                                                    49,363          728,995
MainStay VP Mid Cap Growth Portfolio                                                  38,450          572,474
MainStay VP S&P 500 Index Portfolio                                                   24,418          642,292
MainStay VP Small Cap Growth Portfolio                                                 9,598          119,298
                                                                                               --------------
                                                                                                   10,167,261
                                                                                               --------------
Total Affiliated Investment Companies
   (Cost $10,073,837)                                            (a)                    97.2%      10,167,261(b)
Cash and Other Assets
   Less Liabilities                                                                      2.8          290,369
                                                                                ------------   --------------
Net Assets                                                                             100.0%  $   10,457,630
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

(a) The cost stated also represents the aggregate cost for federal income tax purposes.

(b) At March 31, 2006 net unrealized appreciation was $93,424 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $93,424.

Mainstay VP High Yield Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                  PRINCIPAL
                                                                                   AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM BONDS (84.8%)                                       +
    ASSET-BACKED SECURITIES (0.7%)
    ELECTRIC (0.6%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                                        $  7,862,499   $    8,911,015
                                                                                               --------------
    ENTERTAINMENT (0.1%)
    United Artists Theatre Circuit, Inc.                         (e)
       Series 1995-A
       9.30%, due 7/1/15                                                           1,120,359        1,097,952
                                                                                               --------------
    Total Asset-Backed Securities
       (Cost $8,695,453)                                                                           10,008,967
                                                                                               --------------

    CONVERTIBLE BONDS (4.1%)
    AIRLINES (0.0%)                                               ++
    Delta Air Lines, Inc.
       8.00%, due 6/3/23                                         (a)(b)            1,900,000          486,875
                                                                                               --------------
    HEALTH CARE-SERVICES (1.1%)
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                                                 14,005,000       11,291,531
    Lincare Holdings, Inc.
       3.00%, due 6/15/33                                        (a)               1,305,000        1,260,956
       3.00%, due 6/15/33                                        (c)               3,220,000        3,111,325
                                                                                               --------------
                                                                                                   15,663,812
                                                                                               --------------
    INSURANCE (0.4%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 10/1/10                          (a)(c)            3,120,000        3,439,800
    PMA Capital Corp.
       6.50%, due 9/30/22                                        (a)               1,985,000        2,163,650
                                                                                               --------------
                                                                                                    5,603,450
                                                                                               --------------
    INTERNET (0.1%)
    At Home Corp.
       0.525%, due 12/28/18                                      (b)(d)(e)         1,869,975              187
       4.75%, due 12/15/06                                       (b)(d)(e)         9,032,054              903
    Riverstone Networks, Inc.
       3.75%, due 12/1/06                                        (a)(b)            1,852,000        1,842,740
                                                                                               --------------
                                                                                                    1,843,830
                                                                                               --------------
    MEDIA (0.5%)
    UnitedGlobalCom, Inc.
       1.75%, due 4/15/24                                        (a)               5,975,000        6,228,890
                                                                                               --------------
    SEMICONDUCTORS (0.4%)
    LSI Logic Corp.
       4.00%, due 11/1/06                                                          5,095,000        5,063,156
                                                                                               --------------
    TELECOMMUNICATIONS (1.6%)
    CIENA Corp.
       3.75%, due 2/1/08                                                           6,855,000        6,512,250
    Lucent Technologies, Inc.
       8.00%, due 8/1/31                                         (c)               4,140,000        4,196,925
    Nortel Networks Corp.
       4.25%, due 9/1/08                                                          11,965,000       11,351,794

                                                                                               --------------
                                                                                                   22,060,969
                                                                                               --------------
    Total Convertible Bonds
       (Cost $57,347,660)                                                                          56,950,982
                                                                                               --------------

    CORPORATE BONDS (66.1%)
    ADVERTISING (0.5%)
    R.H. Donnelley, Inc.
       10.875%, due 12/15/12                                                       2,555,000        2,832,856
    Vertis, Inc.
       9.75%, due 4/1/09                                                           4,500,000        4,612,500
                                                                                               --------------
                                                                                                    7,445,356
                                                                                               --------------
    AEROSPACE & DEFENSE (0.9%)
    BE Aerospace, Inc.
       8.50%, due 10/1/10                                                            820,000          871,250
       8.875%, due 5/1/11                                                          2,685,000        2,792,400
    Sequa Corp.
       8.875%, due 4/1/08                                                          7,275,000        7,584,187
       9.00%, due 8/1/09                                                           1,815,000        1,942,050
                                                                                               --------------
                                                                                                   13,189,887
                                                                                               --------------
    AIRLINES (1.0%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                                       (b)              16,070,000        4,298,725
       Series B
       9.25%, due 12/27/07                                       (b)               2,270,000          590,200
       9.25%, due 3/15/22                                        (b)               1,000,000          257,500
       9.75%, due 5/15/21                                        (b)                 350,000           90,125
       10.00%, due 8/15/08                                       (b)               1,720,000          438,600
       10.375%, due 2/1/11                                       (b)               4,335,000        1,105,425
       10.375%, due 12/15/22                                     (b)               2,870,000          746,200
    Northwest Airlines, Inc.
       7.875%, due 3/15/08                                       (b)                 620,000          277,450
       8.70%, due 3/15/07                                        (b)                 155,000           70,912
       8.97%, due 1/2/15                                         (b)               1,011,725          404,690
       9.875%, due 3/15/07                                       (b)               5,550,000        2,566,875
       10.00%, due 2/1/09                                        (b)               8,396,500        3,652,477
                                                                                               --------------
                                                                                                   14,499,179
                                                                                               --------------
    AUTO PARTS & EQUIPMENT (2.1%)
    Collins & Aikman Products Co.
       10.75%, due 12/31/11                                      (b)               2,045,000          664,625
       12.875%, due 8/15/12                                      (a)(b)           10,455,000          627,300
    Goodyear Tire & Rubber Co. (The)
       6.375%, due 3/15/08                                       (c)               5,057,000        5,019,072
       6.625%, due 12/1/06                                                         2,150,000        2,150,000
       8.50%, due 3/15/07                                                          1,380,000        1,400,700
&      11.25%, due 3/1/11                                                         12,845,000       14,354,287
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                                      (c)               3,615,000        3,615,000
       10.25%, due 7/15/13                                                         2,070,000        2,297,700
                                                                                               --------------
                                                                                                   30,128,684
                                                                                               --------------
    BANKS (0.3%)
    Fremont General Corp.
    Series B
       7.875%, due 3/17/09                                                         4,845,000        4,832,887
                                                                                               --------------
    BUILDING MATERIALS (1.5%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                                        (a)               4,755,000        4,850,100
    Dayton Superior Corp.
       10.75%, due 9/15/08                                                         6,065,000        6,178,719
    Goodman Global Holding Co., Inc.
       7.491%, due 6/15/12                                       (f)               1,110,000        1,129,425
    Interline Brands, Inc.
       11.50%, due 5/15/11                                                         2,579,000        2,846,571

    MMI Products, Inc.
       Series B
       11.25%, due 4/15/07                                                         3,165,000        3,117,525
    Panolam Industries International, Inc.
       10.75%, due 10/1/13                                       (a)               3,425,000        3,322,250
                                                                                               --------------
                                                                                                   21,444,590
                                                                                               --------------
    CHEMICALS (3.0%)
    Crompton Corp.
       9.875%, due 8/1/12                                                          4,990,000        5,613,750
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                                          2,400,000        2,160,000
       10.125%, due 9/1/08                                                         3,545,000        3,766,562
       10.625%, due 5/1/11                                                         7,700,000        8,335,250
    IMC Global, Inc.
       10.875%, due 8/1/13                                                         1,575,000        1,803,375
    Lyondell Chemical Co.
       9.50%, due 12/15/08                                                         1,122,000        1,166,880
       9.625%, due 5/1/07                                                            450,000          464,625
       10.50%, due 6/1/13                                                          3,125,000        3,460,937
    Millennium America, Inc.
       7.625%, due 11/15/26                                                        3,150,000        2,685,375
    Nova Chemicals Corp.
       7.561%, due 11/15/13                                      (f)               2,195,000        2,205,975
    Terra Capital, Inc.
       12.875%, due 10/15/08                                                       8,515,000        9,824,181
                                                                                               --------------
                                                                                                   41,486,910
                                                                                               --------------
    COMMERCIAL SERVICES (2.8%)
    American Color Graphics, Inc.
       10.00%, due 6/15/10                                                         2,690,000        1,913,262
    Cardtronics, Inc.
       9.25%, due 8/15/13                                        (a)               2,740,000        2,740,000
    Chemed Corp.
       8.75%, due 2/24/11                                                          4,395,000        4,658,700
    El Comandante Capital Corp.
       11.75%, due 12/15/06                                      (b)               2,412,000        2,580,840
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                                                         3,400,000        3,179,000
    Language Line, Inc.
       11.125%, due 6/15/12                                                        4,775,000        4,416,875
    Phoenix Color Corp.
       11.00%, due 2/1/09                                                          3,065,000        2,884,931
    Protection One Alarm Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                                         4,945,000        4,790,469
    Rent-Way, Inc.
       11.875%, due 6/15/10                                                        3,205,000        3,349,225
    Vertrue, Inc.
       9.25%, due 4/1/14                                                           5,770,000        5,892,612
    Williams Scotsman, Inc.
       8.50%, due 10/1/15                                                          2,660,000        2,716,525
                                                                                               --------------
                                                                                                   39,122,439
                                                                                               --------------
    COMPUTERS (1.8%)
    Activant Solutions, Inc.
       10.53%, due 4/1/10                                        (a)(f)            2,245,000        2,289,900
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                          3,475,000        3,197,000
       4.875%, due 1/15/14                                                         1,030,000          908,975
       9.125%, due 8/15/13                                       (a)               6,825,000        7,217,437
       9.431%, due 8/15/13                                       (a)(f)            2,265,000        2,389,575
       10.25%, due 8/15/15                                       (a)               9,385,000        9,877,712
                                                                                               --------------
                                                                                                   25,880,599
                                                                                               --------------
    CONSTRUCTION & ENGINEERING (0.5%)
    Amsted Industries, Inc.
       10.25%, due 10/15/11                                      (a)               5,800,000        6,394,500
                                                                                               --------------
    DISTRIBUTION & WHOLESALE (0.2%)

    Intcomex, Inc.
       11.75%, due 1/15/11                                       (a)               2,705,000        2,691,475
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (9.3%)
    Alamosa Delaware, Inc.
       11.00%, due 7/31/10                                                         4,130,000        4,594,625
    American Real Estate Partners, L.P./
    American Real Estate Finance Corp.
&      7.125%, due 2/15/13                                                        13,150,000       12,952,750
       8.125%, due 6/1/12                                                          6,705,000        6,889,387
    Cedar Brakes II LLC
       9.875%, due 9/1/13                                        (a)               8,024,874        9,063,854
    Chukchansi Economic Development Authority
       8.00%, due 11/15/13                                       (a)               2,105,000        2,157,625
    Dollar Financial Group, Inc.
       9.75%, due 11/15/11                                                         6,150,000        6,457,500
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                                      (a)               5,610,000        5,841,412
    General Motors Acceptance Corp.
       5.625%, due 5/15/09                                                         2,720,000        2,531,267
       6.75%, due 12/1/14                                        (c)               5,775,000        5,198,684
       6.875%, due 9/15/11                                                        10,095,000        9,409,338
&      8.00%, due 11/1/31                                        (c)              18,795,000       17,763,192
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                                          5,555,000        5,943,850
       11.00%, due 5/15/12                                                         5,210,000        5,783,100
    Rainbow National Services LLC
       8.75%, due 9/1/12                                         (a)               2,940,000        3,131,100
&      10.375%, due 9/1/14                                       (a)              10,280,000       11,513,600
    Telcordia Technologies, Inc.
       10.00%, due 3/15/13                                       (a)               5,440,000        4,977,600
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                                         4,185,000        4,467,487
    UGS Corp.
       10.00%, due 6/1/12                                                          2,945,000        3,239,500
    Vanguard Health Holding Co. I LLC
       (zero coupon), due 10/1/15
       11.25%, beginning 10/1/09                                                   3,765,000        2,748,450
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                                                          5,965,000        6,099,212
                                                                                               --------------
                                                                                                  130,763,533
                                                                                               --------------
    ELECTRIC (3.9%)
&   AES Corp. (The)
       9.00%, due 5/15/15                                        (a)              12,760,000       13,844,600
    Calpine Corp.
&      8.50%, due 7/15/10                                        (a)(b)           19,027,000       17,457,272
       9.875%, due 12/1/11                                       (a)(b)            2,255,000        2,057,687
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                           3,320,000        3,373,950
       7.375%, due 2/1/16                                                          6,160,000        6,290,900
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                                         9,955,000       10,378,087
    Western Resources, Inc.
       7.125%, due 8/1/09                                                            855,000          878,829
                                                                                               --------------
                                                                                                   54,281,325
                                                                                               --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    Spectrum Brands, Inc.
       8.50%, due 10/1/13                                                          1,660,000        1,535,500
                                                                                               --------------
    ELECTRONICS (0.5%)
    Fisher Scientific International, Inc.
       6.125%, due 7/1/15                                                          7,160,000        6,989,950
                                                                                               --------------
    ENERGY - ALTERNATE SOURCES (0.0%)                             ++
    Salton Sea Funding
       Series E
       8.30%, due 5/30/11                                                              2,813            2,986
                                                                                               --------------

    ENTERTAINMENT (1.3%)
    Gaylord Entertainment Co.
       8.00%, due 11/15/13                                                         1,065,000        1,110,262
    Isle of Capri Casinos, Inc.
       9.00%, due 3/15/12                                                          1,295,000        1,374,319
    Jacobs Entertainment Co.
       11.875%, due 2/1/09                                                         4,040,000        4,282,400
    President Casinos, Inc.
       12.00%, due 9/15/06                                       (a)(b)(e)           895,000          492,250
       13.00%, due 9/15/06                                       (b)(e)            1,752,000          963,600
    Six Flags, Inc.
       9.625%, due 6/1/14                                                          4,200,000        4,231,500
       9.75%, due 4/15/13                                        (c)               2,985,000        3,007,387
    Warner Music Group
    7.375%, due 4/15/14                                                            2,240,000        2,217,600
                                                                                               --------------
                                                                                                   17,679,318
                                                                                               --------------
    ENVIRONMENTAL CONTROL (0.4%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                                         5,630,000        5,545,550
                                                                                               --------------
    FOOD (1.5%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                                                          6,035,000        5,280,625
       8.875%, due 12/1/15                                       (c)                 175,000          161,875
    Doane Pet Care Co.
       10.625%, due 11/15/15                                                       1,440,000        1,526,400
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                                                          5,730,000        5,672,700
    Swift & Co.
       10.125%, due 10/1/09                                                        5,460,000        5,678,400
       12.50%, due 1/1/10                                        (c)               3,415,000        3,440,612
                                                                                               --------------
                                                                                                   21,760,612
                                                                                               --------------
    FOREST PRODUCTS & PAPER (2.1%)
    Bowater, Inc.
       9.375%, due 12/15/21                                                          290,000          295,800
       9.50%, due 10/15/12                                                            90,000           95,400
    Georgia-Pacific Corp.
       7.375%, due 12/1/25                                                         1,310,000        1,257,600
       7.75%, due 11/15/29                                                         4,930,000        4,831,400
       8.00%, due 1/15/24                                                          6,345,000        6,400,519
       8.875%, due 5/15/31                                                         8,150,000        8,761,250
    Georgia-Pacific Corp./Timber Group
       7.25%, due 6/1/28                                                           4,180,000        3,950,100
    Pope & Talbot, Inc.
       8.375%, due 6/1/13                                                          5,850,000        4,153,500
                                                                                               --------------
                                                                                                   29,745,569
                                                                                               --------------
    HAND & MACHINE TOOLS (0.2%)
    Thermadyne Holdings Corp.
       9.25%, due 2/1/14                                         (c)               2,555,000        2,299,500
                                                                                               --------------
    HEALTH CARE-SERVICES (1.3%)
    Ameripath, Inc.
       10.50%, due 4/1/13                                                          6,505,000        6,862,775
    HCA, Inc.
       7.50%, due 11/15/95                                                        10,270,000        9,005,958
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                                       (a)               2,000,000        2,080,000
                                                                                               --------------
                                                                                                   17,948,733
                                                                                               --------------
    HOLDING COMPANIES - DIVERSIFIED (0.2%)
    Esi Tractebel Acquisition Corp.
       Class B
       7.99%, due 12/30/11                                                         2,382,000        2,466,392
                                                                                               --------------
    HOUSEHOLD PRODUCTS & WARES (0.9%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                                         7,050,000        6,697,500
    Spectrum Brands, Inc.

       7.375%, due 2/1/15                                        (c)               6,215,000        5,407,050
                                                                                               --------------
                                                                                                   12,104,550
                                                                                               --------------
    INSURANCE (0.6%)
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                                        4,540,000        4,653,500
    First Mercury Financial Corp.
       12.749%, due 8/15/12                                      (a)(f)            3,560,000        3,622,300
    Lumbermens Mutual Casualty
       8.45%, due 12/1/97                                        (a)(b)              555,000              555
       9.15%, due 7/1/26                                         (a)(b)           12,235,000           12,235
                                                                                               --------------
                                                                                                    8,288,590
                                                                                               --------------
    INTERNET (0.1%)
    Globix Corp.
       11.00%, due 5/1/08                                        (a)(g)            1,263,875        1,175,404
                                                                                               --------------
    IRON & STEEL (0.7%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                                         4,420,000        4,552,600
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                                        1,390,000        1,501,200
    United States Steel LLC
       9.75%, due 5/15/10                                                            645,000          696,600
       10.75%, due 8/1/08                                                          2,590,000        2,849,000
                                                                                               --------------
                                                                                                    9,599,400
                                                                                               --------------
    LODGING (2.3%)
    Caesars Entertainment, Inc.
       8.875%, due 9/15/08                                                         3,000,000        3,210,000
       9.375%, due 2/15/07                                                         3,125,000        3,222,656
    Mandalay Resort Group
       9.50%, due 8/1/08                                                           2,965,000        3,154,019
       10.25%, due 8/1/07                                                            760,000          799,900
    MGM Mirage, Inc.
       7.25%, due 10/15/06                                                         1,555,000        1,564,719
       8.375%, due 2/1/11                                                          2,420,000        2,553,100
       8.50%, due 9/15/10                                                          2,826,000        3,023,820
       9.75%, due 6/1/07                                                           3,155,000        3,285,144
    San Pasqual Casino
       8.00%, due 9/15/13                                        (a)               1,815,000        1,833,150
    Starwood Hotels & Resorts Worldwide, Inc.
       7.375%, due 5/1/07                                                          1,935,000        1,968,862
       7.375%, due 11/15/15                                                        5,920,000        6,393,600
    Trump Entertainment Resorts, Inc.
       8.50%, due 6/1/15                                         (c)               1,091,544        1,061,527
                                                                                               --------------
                                                                                                   32,070,497
                                                                                               --------------
    MEDIA (2.0%)
    American Media Operations, Inc.
       Series B
       10.25%, due 5/1/09                                                          1,200,000        1,089,000
    Dex Media East LLC
       12.125%, due 11/15/12                                                       2,095,000        2,393,537
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                                         1,615,000        1,501,950
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                           4,820,000        4,548,875
    Paxson Communications Corp.
       7.777%, due 1/15/12                                       (a)(c)(f)         7,485,000        7,522,425
       10.777%, due 1/15/13                                      (a)(f)            6,045,000        5,984,550
    Ziff Davis Media, Inc.
       10.68%, due 5/1/12                                        (f)               4,035,000        3,389,400
       Series B
       13.00%, due 8/12/09                                       (g)               2,582,239        1,423,459
                                                                                               --------------
                                                                                                   27,853,196
                                                                                               --------------
    METAL FABRICATE & HARDWARE (1.0%)
    Metals USA, Inc.
       11.125%, due 12/1/15                                      (a)               3,325,000        3,657,500

    Mueller Group, Inc.
       10.00%, due 5/1/12                                                          3,845,000        4,210,275
    Neenah Foundary Co.
       11.00%, due 9/30/10                                       (a)               5,315,000        5,899,650
                                                                                               --------------
                                                                                                   13,767,425
                                                                                               --------------
    MISCELLANEOUS - MANUFACTURING (0.9%)
    Clarke American Corp.
       11.75%, due 12/15/13                                      (a)               4,750,000        4,833,125
    Mark IV Industries, Inc.
       7.50%, due 9/1/07                                                           7,905,000        7,351,650
                                                                                               --------------
                                                                                                   12,184,775
                                                                                               --------------
    OIL & GAS (4.2%)
    Belden & Blake Corp.
       8.75%, due 7/15/12                                                          1,895,000        1,951,850
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                        (a)               3,025,000        3,146,000
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                        (a)               3,280,000        3,239,000
       6.875%, due 11/15/20                                      (a)               1,095,000        1,103,213
    EXCO Resources, Inc.
       7.25%, due 1/15/11                                                          4,190,000        4,169,050
    Forest Oil Corp.
       8.00%, due 6/15/08                                                          1,210,000        1,255,375
       8.00%, due 12/15/11                                                         3,465,000        3,724,875
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       10.50%, due 9/1/10                                        (a)               2,526,000        2,781,758
    Mission Resources Corp.
       9.875%, due 4/1/11                                                          6,390,000        6,805,350
    Newfield Exploration Co.
       7.625%, due 3/1/11                                                            345,000          366,994
       8.375%, due 8/15/12                                                           340,000          363,800
    Parker Drilling Co.
       9.625%, due 10/1/13                                                         6,770,000        7,514,700
    Petroquest Energy, Inc.
       10.375%, due 5/15/12                                                           95,000          100,700
    Plains Exploration & Production Co.
       8.75%, due 7/1/12                                                           3,310,000        3,533,425
    Pride International, Inc.
       7.375%, due 7/15/14                                                         2,770,000        2,908,500
    Venoco, Inc.
       8.75%, due 12/15/11                                                         3,500,000        3,517,500
    Vintage Petroleum, Inc.
       8.25%, due 5/1/12                                                           7,205,000        7,662,359
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                           1,125,000        1,113,750
       7.25%, due 5/1/13                                                           3,115,000        3,107,213
                                                                                               --------------
                                                                                                   58,365,412
                                                                                               --------------
    OIL & GAS SERVICES (0.5%)
    Lone Star Technologies, Inc.
       9.00%, due 6/1/11                                                           6,125,000        6,415,938
                                                                                               --------------
    PACKAGING & CONTAINERS (1.6%)
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                                          2,060,000        2,147,550
       8.25%, due 5/15/13                                                          1,200,000        1,254,000
       8.75%, due 11/15/12                                                           640,000          684,800
       8.875%, due 2/15/09                                                         9,445,000        9,834,606
    Owens-Illinois, Inc.
       7.80%, due 5/15/18                                                          2,265,000        2,248,013
       8.10%, due 5/15/07                                                          6,805,000        6,924,088
                                                                                               --------------
                                                                                                   23,093,057
                                                                                               --------------
    PHARMACEUTICALS (0.1%)
    Caremark Rx, Inc.
       7.375%, due 10/1/06                                                        1,960,000         1,979,426
                                                                                               --------------
    PIPELINES (3.9%)

    ANR Pipeline Co.
       9.625%, due 11/1/21                                                         8,075,000        9,888,161
    Dynegy Holdings, Inc.
       9.875%, due 7/15/10                                       (a)               8,905,000        9,793,986
       10.125%, due 7/15/13                                      (a)               1,390,000        1,592,523
       11.10%, due 7/15/08                                       (a)(f)            2,845,000        2,973,025
    El Paso Corp.
       6.95%, due 12/15/07                                                         1,005,000        1,012,538
       7.80%, due 8/1/31                                                           1,145,000        1,150,725
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                                           385,000          399,288
       7.625%, due 8/1/10                                                          3,975,000        4,143,938
&   El Paso Production Holding Co.
       7.75%, due 6/1/13                                                          15,670,000       16,238,038
    Northwest Pipeline
       7.125%, due 12/1/25                                                         2,195,000        2,258,106
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                                                         3,475,000        3,535,813
    Southern Natural Gas Co.
       7.35%, due 2/15/31                                                          1,100,000        1,131,495
    Williams Cos., Inc.
       7.875%, due 9/1/21                                                            210,000          225,750
       8.75%, due 3/15/32                                                            635,000          742,950
                                                                                               --------------
                                                                                                   55,086,336
                                                                                               --------------
    REAL ESTATE (2.4%)
    CB Richard Ellis Services, Inc.
       9.75%, due 5/15/10                                                          2,093,000        2,265,673
       11.25%, due 6/15/11                                                         5,290,000        5,647,075
    Crescent Real Estate Equities, L.P.
       7.50%, due 9/15/07                                                          8,265,000        8,378,644
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                           6,175,000        6,236,750
       7.00%, due 4/1/14                                         (a)               2,955,000        2,984,550
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                                           8,730,000        8,751,825
                                                                                               --------------
                                                                                                   34,264,517
                                                                                               --------------
    RETAIL (2.6%)
    Duane Reade, Inc.
       9.41%, due 12/15/10                                       (f)               1,595,000        1,579,050
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                                           2,850,000        2,721,750
&   Star Gas Partners, L.P./Star Gas Finance Co.
       10.25%, due 2/15/13                                                        15,500,000       16,042,500
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                          9,210,000        7,644,300
       8.75%, due 9/1/21                                                           9,334,000        8,867,300
                                                                                               --------------
                                                                                                   36,854,900
                                                                                               --------------
    SEMICONDUCTORS (0.7%)
    Amkor Technology, Inc.
       7.125%, due 3/15/11                                       (c)               1,985,000        1,826,200
    MagnaChip Semiconductor S.A.
       8.00%, due 12/15/14                                       (c)               5,215,000        4,876,025
       8.16%, due 12/15/11                                       (f)               2,690,000        2,723,625
                                                                                               --------------
                                                                                                    9,425,850
                                                                                               --------------
    SOFTWARE (0.4%)
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                                       (a)               4,995,000        5,344,650
                                                                                               --------------
    TELECOMMUNICATIONS (4.7%)
    Centennial Cellular Operating Co.
       10.125%, due 6/15/13                                                        2,815,000        3,075,388
    Dobson Cellular Systems
       8.375%, due 11/1/11                                                         1,105,000        1,168,538
       9.43%, due 11/1/11                                        (f)               2,470,000        2,556,450
       9.875%, due 11/1/12                                                         3,215,000        3,512,388
    Lucent Technologies, Inc.

       5.50%, due 11/15/08                                       (c)               1,745,000        1,727,550
       6.45%, due 3/15/29                                                          5,275,000        4,760,688
       7.25%, due 7/15/06                                                          6,635,000        6,651,588
    PanAmSat Corp.
       9.00%, due 8/15/14                                                          2,620,000        2,757,550
    Qwest Capital Funding, Inc.
       7.75%, due 8/15/06                                                          1,970,000        1,982,313
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                          4,475,000        4,586,875
    Series B
       7.50%, due 11/1/08                                                          1,970,000        1,965,075
       7.50%, due 2/15/14                                        (c)               2,130,000        2,193,900
    Series B
       7.50%, due 2/15/14                                                          8,560,000        8,816,800
    Qwest Corp.
       5.625%, due 11/15/08                                                          300,000          297,750
       7.20%, due 11/10/26                                                         1,645,000        1,655,281
       7.25%, due 9/15/25                                                            920,000          943,000
       8.875%, due 3/15/12                                                         4,820,000        5,386,350
       8.875%, due 6/1/31                                                          4,860,000        5,090,850
    Triton PCS, Inc.
       8.50%, due 6/1/13                                         (c)               4,895,000        4,650,250
    Ubiquitel Operating Co.
       9.875%, due 3/1/11                                                          2,465,000        2,693,013
                                                                                               --------------
                                                                                                   66,471,597
                                                                                               --------------
    TEXTILES (0.8%)
    Invista
       9.25%, due 5/1/12                                         (a)              10,530,000       11,267,100
                                                                                               --------------
    TRUCKING & LEASING (0.3%)
    Interpool, Inc.
       Series A
       6.00%, due 9/1/14                                                           3,845,000        3,566,238
                                                                                               --------------
    Total Corporate Bonds
       (Cost $928,407,010)                                                                        927,314,332
                                                                                               --------------

    FOREIGN BONDS (5.3%)
    BUILDING MATERIALS (0.1%)
    Ainsworth Lumber Co., Ltd.
       7.25%, due 10/1/12                                                          2,265,000        2,049,825
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.3%)
    Bowater Canada Finance
       7.95%, due 11/15/11                                                         1,830,000        1,825,425
    Tembec Industries, Inc.
       7.75%, due 3/15/12                                                          2,955,000        1,669,575
       8.50%, due 2/1/11                                         (c)               1,070,000          623,275
                                                                                               --------------
                                                                                                    4,118,275
                                                                                               --------------
    INSURANCE (0.2%)
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                                                       C$ 3,913,000        3,181,573
                                                                                               --------------
    MEDIA (1.7%)
    CanWest Media, Inc.
       8.00%, due 9/15/12                                                       $  5,289,880        5,422,127
    Hollinger, Inc.
       11.875%, due 3/1/11                                       (a)                 850,000          851,063
       12.875%, due 3/1/11                                       (a)               3,534,000        3,684,195
    Ono Finance
       10.50%, due 5/15/14                                       (a)            E  2,285,000        2,991,467
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                        (a)            $  3,610,000        3,709,275
    Shaw Communications, Inc.
       7.50%, due 11/20/13                                                      C$ 5,470,000        5,064,104

    Sun Media Corp.
       7.625%, due 2/15/13                                                      $  2,330,000        2,399,900
                                                                                               --------------
                                                                                                   24,122,131
                                                                                               --------------
    RETAIL (0.2%)
    Jafra Cosmetics International, Inc./
       Distribuidora Comerical Jafra S.A. de C.V.
       10.75%, due 5/15/11                                                         2,305,000        2,509,569
                                                                                               --------------
    TELECOMMUNICATIONS (1.8%)
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12
       10.375%, beginning 11/15/08                                                 6,585,000        5,597,250
    Intelsat Bermuda, Ltd.
       8.25%, due 1/15/13                                                          3,845,000        3,912,288
       9.614%, due 1/15/12                                       (f)               5,730,000        5,823,113
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                                         8,880,000        9,834,600
                                                                                               --------------
                                                                                                   25,167,251
                                                                                               --------------
    TRANSPORTATION (1.0%)
    Grupo Transportacion Ferroviaria
    Mexicana S.A. de C.V.
       12.50%, due 6/15/12                                                         4,005,000        4,485,600
    Navigator Gas Transport PLC
       10.50%, due 6/30/07                                       (a)(b)(h)         7,885,000        8,998,756
                                                                                               --------------
                                                                                                   13,484,356
                                                                                               --------------
    Total Foreign Bonds
       (Cost $67,889,956)                                                                          74,632,980
                                                                                               --------------

    LOAN ASSIGNMENTS & PARTICIPATIONS (3.2%)                     (i)
    AUTO MANUFACTURERS (0.6%)
    Navistar International Corp.
       7.84%, due 7/1/10                                                           7,728,557        7,728,557
                                                                                               --------------
    AUTO PARTS & EQUIPMENT (0.0%)                                ++
    Goodyear Tire & Rubber Co. (The)
       7.06%, due 4/30/10                                                            700,000          709,479
                                                                                               --------------
    CONTAINERS & PACKAGING (0.1%)
    Graham Packaging Holdings Co.
       9.25%, due 4/7/12                                                           1,000,000        1,021,250
                                                                                               --------------
    MEDIA (0.1%)
    Fidelity National Information Solutions, Inc.
       Series B
       6.47%, due 3/9/13                                                             880,000          886,600
                                                                                               --------------
    PHARMACEUTICALS (0.4%)
    Warner Chilcott Corp.
       7.44%, due 6/30/06                                                            794,953          801,511
       Series D
       7.65%, due 1/18/12                                                          5,166,009        5,208,443
                                                                                               --------------
                                                                                                    6,009,954
                                                                                               --------------
    REAL ESTATE (0.8%)
    LNR Property Corp.
       Series B
       9.14%, due 2/3/08                                                           6,614,215        6,666,924
    Riley Mezzainine Corp.
       Series 1
       9.14%, due 2/3/08                                                           1,814,769        1,832,917
       Series 2
       9.89%, due 2/3/08                                                           2,721,600        2,748,816
                                                                                               --------------
                                                                                                   11,248,657
                                                                                               --------------
    RETAIL (0.3%)
    Neiman Marcus Group, Inc. (The)

       7.34%, due 4/6/13                                                           4,746,835        4,811,682
                                                                                               --------------
    SOFTWARE (0.5%)
    SunGard Data Systems, Inc.
       Series B
       7.215%, due 2/11/13                                                         7,601,800        7,700,897
                                                                                               --------------
    TELECOMMUNICATIONS (0.3%)
    Qwest Corp.
       Series B
       6.95%, due 6/30/10                                                          4,250,000        4,326,147
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.1%)
    Jostens IH Corp.
       Series B
       7.318%, due 12/21/11                                                          938,506          950,628
                                                                                               --------------
    Total Loan Assignments & Participations
       (Cost $44,830,706)                                                                          45,393,851
                                                                                               --------------

    YANKEE BONDS (2.0%)                                          (j)
    CHEMICALS (0.2%)
    Nova Chemicals Corp.
       7.00%, due 5/15/06                                                          2,310,000        2,310,000
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.7%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                                           2,665,000        2,391,838
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                                         4,475,000        4,161,750
    Tembec Industries, Inc.
       8.625%, due 6/30/09                                       (c)               5,930,000        3,572,825
                                                                                               --------------
                                                                                                   10,126,413
                                                                                               --------------
    INSURANCE (0.5%)
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                                       (c)               2,575,000        2,008,500
       7.75%, due 4/26/12                                        (c)                 885,000          778,800
       7.75%, due 7/15/37                                        (c)                 135,000          101,250
       8.25%, due 10/1/15                                        (c)                 145,000          126,150
       8.30%, due 4/15/26                                        (c)               5,865,000        4,574,700
                                                                                               --------------
                                                                                                    7,589,400
                                                                                               --------------
    PACKAGING & CONTAINERS (0.4%)
    Crown Cork & Seal Finance PLC
       7.00%, due 12/15/06                                                         4,925,000        4,961,938
                                                                                               --------------
    TELECOMMUNICATIONS (0.2%)
    Rogers Wireless, Inc.
       9.75%, due 6/1/16                                                           2,560,000        3,123,200
                                                                                               --------------
    Total Yankee Bonds
       (Cost $29,213,566)                                                                          28,110,951
                                                                                               --------------

    U.S. GOVERNMENT (3.4%)
&   United States Treasury Note
       4.25%, due 11/30/07                                       (c)              48,000,000       47,540,640
                                                                                               --------------
    Total U.S. Government
       (Cost $47,869,853)                                                                          47,540,640
                                                                                               --------------
    Total Long-Term Bonds
       (Cost $1,184,254,204)                                                                    1,189,952,703
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    COMMON STOCKS (0.7%)

    BUILDING MATERIALS (0.1%)
    Ainsworth Lumber Co., Ltd.                                   (c)                  52,800        1,181,136
                                                                                               --------------
    INTERNET (0.1%)
    Globix Corp.                                                 (e)(h)(k)(l)      1,039,466        2,008,248
                                                                                               --------------
    MACHINERY - DIVERSIFIED (0.0%)                                ++
    MMH Holdings, Inc.                                           (e)(h)(k)(l)            937           49,661
                                                                                               --------------
    METAL FABRICATE & HARDWARE (0.1%)
    ACP Holding Co.                                              (h)(k)              739,787        1,146,670
                                                                                               --------------
    SOFTWARE (0.1%)
    QuadraMed Corp.                                              (k)                 642,115        1,393,390
                                                                                               --------------
    TELECOMMUNICATIONS (0.3%)
    Loral Space & Communications, Ltd.                           (k)                 128,483        3,681,038
    Remote Dynamics, Inc.                                        (k)                  72,541            9,430
                                                                                               --------------
                                                                                                    3,690,468
                                                                                               --------------
    TOBACCO (0.0%)                                                ++
    North Atlantic Trading Co., Inc.                             (e)(h)(k)             2,418               24
                                                                                               --------------
    Total Common Stocks
       (Cost $10,312,429)                                                                           9,469,597
                                                                                               --------------

    CONVERTIBLE PREFERRED STOCKS (0.4%)
    INTERNET (0.0%)                                               ++
    Globix Corp.
       6.00%                                                     (e)(h)(k)(l)        107,873          223,297
                                                                                               --------------
    SOFTWARE (0.4%)
    QuadraMed Corp.
       5.50%                                                     (a)(k)              278,000        5,838,000
                                                                                               --------------
    Total Convertible Preferred Stocks
       (Cost $6,941,789)                                                                            6,061,297
                                                                                               --------------

    PREFERRED STOCKS (1.5%)
    COMMERCIAL SERVICES & SUPPLIES (0.0%)                         ++
       Colorado Prime Corp.                                      (e)(h)                1,395               14
                                                                                               --------------
    MEDIA (0.3%)
    Haights Cross Communications, Inc.
       16.00%                                                    (h)                  99,800        4,690,600
    Ziff Davis Holdings, Inc.
       10.00%                                                    (h)(k)                  674          168,500
                                                                                               --------------
                                                                                                    4,859,100
                                                                                               --------------
    REAL ESTATE (1.1%)
    Sovereign Real Estate Investment Corp.
&      12.00%                                                    (a)(k)               10,625       15,539,063
                                                                                               --------------
    TELECOMMUNICATIONS (0.1%)
    Loral Skynet Corp.
       12.00%                                                    (c)(k)                8,108        1,625,654
                                                                                               --------------
    Total Preferred Stocks
       (Cost $23,179,915)                                                                          22,023,831
                                                                                               --------------

                                                                                 NUMBER OF
                                                                                  WARRANTS
                                                                                ------------
    WARRANTS (0.1%)
    INTERNET (0.0%)                                               ++
    Ziff Davis Holdings, Inc.

       Strike Price $0.001
       Expire 8/12/12                                            (k)                 123,640            1,237
                                                                                               --------------
    MEDIA (0.0%)                                                 ++
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                                           (e)(h)(k)(l)         97,772              978
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                                           (e)(h)(k)(l)            104                1
                                                                                               --------------
                                                                                                          979
                                                                                               --------------
    METAL FABRICATE & HARDWARE (0.1%)
    ACP Holding Co.
       Strike Price $0.01
       Expire 10/7/13                                            (a)(h)(k)           744,004        1,153,206
                                                                                               --------------
    SEMICONDUCTORS (0.0%)                                        ++
    ASAT Finance LLC
       Strike Price $18.60
       Expire 11/1/06                                            (a)(e)(k)             1,530               15
                                                                                               --------------
    TELECOMMUNICATIONS (0.0%)                                    ++
    UbiquiTel, Inc.
       Strike Price $22.74
       Expire 4/15/10                                            (a)(h)(k)             2,510               25
                                                                                               --------------
    Total Warrants
       (Cost $507,562)                                                                              1,155,462
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (15.4%)
    COMMERCIAL PAPER (9.8%)
    AIG Funding, Inc.
       4.75%, due 4/5/06                                                        $ 14,585,000       14,577,302
    American General Finance Corp.
       4.72%, due 4/6/06                                                           8,635,000        8,629,339
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (m)               5,000,192        5,000,192
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (m)               2,549,872        2,549,872
    Compass Securitization
       4.78%, due 4/24/06                                        (m)               1,274,936        1,274,936
    Fairway Finance
       4.739%, due 4/20/06                                       (m)               1,912,404        1,912,404
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (m)               3,163,789        3,163,789
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (m)               1,912,404        1,912,404
       4.853%, due 4/4/06                                        (m)               1,784,910        1,784,910
    Greyhawk Funding
       4.732%, due 4/20/06                                       (m)               2,549,872        2,549,872
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (m)               1,912,404        1,912,404
    Liberty Street
       4.71%, due 4/17/06                                        (m)               1,884,998        1,884,998
    Merrill Lynch & Co., Inc.
       4.71%, due 4/3/06                                                          29,340,000       29,332,347
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (m)               2,549,872        2,549,872
    Rabobank USA Finance Corp.
       4.75%, due 4/17/06                                                         29,650,000       29,587,405
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (m)               1,912,404        1,912,404
    Toyota Motor Credit Corp.
       4.58%, due 4/13/06                                                         10,000,000        9,984,733
       4.70%, due 4/10/06                                                         17,415,000       17,394,537
                                                                                               --------------

    Total Commercial Paper
       (Cost $137,913,720)                                                                        137,913,720
                                                                                               --------------
    FEDERAL AGENCY (1.2%)
    Federal Home Loan Bank
       (Discount Note)
       4.50%, due 4/5/06                                                          16,525,000       16,516,738
                                                                                               --------------
    Total Federal Agency
       (Cost $16,516,738)                                                                          16,516,738
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANIES (0.1%)
    BGI Institutional Money Market Fund                          (m)                 369,295          369,295
    Merrill Lynch Funds - Premier Institutional
       Money Market Fund                                                           1,384,254        1,384,254
                                                                                               --------------
    Total Investment Companies
       (Cost $1,753,549)                                                                            1,753,549
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $2,588,351
       (Collateralized by various bonds with a
       Principal Amount of $2,666,274 and Market
       Value of $2,669,840)                                      (m)            $  2,587,278        2,587,278
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $2,587,278)                                                                            2,587,278
                                                                                               --------------
    TIME DEPOSITS (4.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (m)               5,099,743        5,099,743
    Bank of America
       4.77%, due 5/26/06                                        (f)(m)            5,099,743        5,099,743
    Bank of Montreal
       4.78%, due 5/8/06                                         (m)               4,462,276        4,462,276
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (m)               4,908,503        4,908,503
    Barclays
       4.75%, due 4/21/06                                        (m)               5,099,743        5,099,743
    Calyon
       4.65%, due 4/7/06                                         (m)               4,462,276        4,462,276
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (m)               3,824,808        3,824,808
    Fortis Bank
       4.74%, due 4/20/06                                        (m)               2,549,872        2,549,872
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (m)               2,549,872        2,549,872
    Societe Generale
       4.73%, due 5/9/06                                         (m)               3,824,808        3,824,808
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (m)               4,462,276        4,462,276
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (m)               5,099,743        5,099,743
    UBS AG
       4.585%, due 4/3/06                                        (m)               5,737,209        5,737,209
                                                                                               --------------
    Total Time Deposits
       (Cost $57,180,872)                                                                          57,180,872
                                                                                               --------------
    Total Short-Term Investments
       (Cost $215,952,157)                                                                        215,952,157
                                                                                               --------------
    Total Investments
       (Cost $1,441,148,056)                                     (n)                   102.9%   1,444,615,047(o)
    Liabilities in Excess of
       Cash and Other Assets                                                            (2.9)     (41,270,526)
                                                                                ------------   --------------

    Net Assets                                                                         100.0%  $1,403,344,521
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Issue in default.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Issuer in bankruptcy.

(e) Fair valued security. The total market value of these securities at March 31, 2006 is $4,837,130, which reflects 0.3% of the Portfolio's net assets.

(f)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(h)  Illiquid security.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.

(l)  Restricted security.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)   The cost for federal income tax purposes is $1,443,146,925.

(o) At March 31, 2006 net unrealized appreciation was $1,468,122, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $61,468,574 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $60,000,452.

The following abbreviations are used in the above portfolio:

C$   - Canadian Dollar

E - Euro

Restricted securities held at March 31, 2006:

                                                        PRINCIPAL
                                        DATE(S) OF       AMOUNT/                  3/31/2006   PERCENTAGE OF
SECURITY                                ACQUISITION       SHARES       COST         VALUE       NET ASSETS
--------                             ----------------   ---------   ----------   ----------   -------------
Globix Corp.
Common Stock                                 10/15/02   1,039,466   $  720,533   $2,008,248       0.1%
Globix Corp.
Convertible Preferred Stocks
6.00%                                          6/8/05     107,873      295,589      223,297       0.0(a)
Haights Cross Communications, Inc.
Warrants                                      1/22/04      97,772          978          978       0.0(a)
Warrants                                      1/22/04         104            1            1       0.0(a)
MMH Holdings, Inc.
Common Stock                         3/11/99-10/30/01         937        4,919       49,661       0.0(a)
                                                                    ----------   ----------       ---
                                                                    $1,022,020   $2,282,185       0.1%
                                                                    ==========   ==========       ===

(a)  Less than one tenth of a percent.

MAINSTAY VP INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (99.8%)                                        +
    AEROSPACE & DEFENSE (2.1%)
    Lockheed Martin Corp.                                                              2,342   $      175,954
    Northrop Grumman Corp.                                                            30,686        2,095,547
    Raytheon Co.                                                                         435           19,940
                                                                                               --------------
                                                                                                    2,291,441
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (1.2%)
    FedEx Corp.                                                                        2,860          323,008
    United Parcel Service, Inc. Class B                                               11,723          930,572
                                                                                               --------------
                                                                                                    1,253,580
                                                                                               --------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                       (a)                   8,725          156,963
                                                                                               --------------
    AUTO COMPONENTS (0.4%)
    ArvinMeritor, Inc.                                                                13,610          202,925
    Goodyear Tire & Rubber Co. (The)                             (a)(b)               14,587          211,220
                                                                                               --------------
                                                                                                      414,145
                                                                                               --------------
    AUTOMOBILES (1.5%)
    Ford Motor Co.                                               (a)                 208,900        1,662,844
                                                                                               --------------
    BEVERAGES (0.0%)                                             ++
    Molson Coors Brewing Co. Class B                                                     469           32,183
                                                                                               --------------
    BIOTECHNOLOGY (1.6%)
    Amgen, Inc.                                                  (b)                   9,273          674,611
    Applera Corp.-Applied BioSystems Group                                            40,280        1,093,199
                                                                                               --------------
                                                                                                    1,767,810
                                                                                               --------------
    BUILDING PRODUCTS (0.4%)
    USG Corp.                                                    (a)(b)                4,460          423,522
                                                                                               --------------
    CAPITAL MARKETS (2.6%)
    Goldman Sachs Group, Inc. (The)                                                    9,046        1,419,860
    Morgan Stanley                                                                    19,134        1,201,998
    Raymond James Financial, Inc.                                                      5,997          177,271
                                                                                               --------------
                                                                                                    2,799,129
                                                                                               --------------
    CHEMICALS (2.2%)
    Eastman Chemical Co.                                                              16,207          829,474
    Lyondell Chemical Co.                                        (a)                  65,336        1,300,186
    Olin Corp.                                                                        13,188          283,146
                                                                                               --------------
                                                                                                    2,412,806
                                                                                               --------------
    COMMERCIAL BANKS (9.4%)
&   Bank of America Corp.                                                             96,108        4,376,758
    Comerica, Inc.                                                                     3,871          224,402
    First Horizon National Corp.                                                      37,598        1,565,957
&   National City Corp.                                                               61,570        2,148,793
    Wachovia Corp.                                                                    11,490          644,014
    Wells Fargo & Co.                                                                 17,534        1,119,897
                                                                                               --------------
                                                                                                   10,079,821
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (0.4%)
    John H. Harland Co.                                                                5,434          213,556
    R.R. Donnelley & Sons Co.                                                          5,296          173,285
                                                                                               --------------
                                                                                                      386,841
                                                                                               --------------

    COMMUNICATIONS EQUIPMENT (0.3%)
    Motorola, Inc.                                                                    14,189          325,070
                                                                                               --------------
    COMPUTERS & PERIPHERALS (4.6%)
    Hewlett-Packard Co.                                                               55,418        1,823,252
    Imation Corp.                                                                      3,298          141,517
&   International Business Machines Corp.                                             36,251        2,989,620
                                                                                               --------------
                                                                                                    4,954,389
                                                                                               --------------
    CONSUMER FINANCE (0.4%)
    AmeriCredit Corp.                                            (b)                   1,142           35,094
    Capital One Financial Corp.                                                        5,389          433,922
                                                                                               --------------
                                                                                                      469,016
                                                                                               --------------
    DISTRIBUTORS (0.4%)
    Building Materials Holding Corp.                             (a)                  11,486          409,361
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (1.5%)
    Citigroup, Inc.                                                                   33,898        1,601,003
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
    AT&T, Inc.                                                                        58,887        1,592,304
    Verizon Communications, Inc.                                                      38,781        1,320,881
                                                                                               --------------
                                                                                                    2,913,185
                                                                                               --------------
    ELECTRIC UTILITIES (2.0%)
    Edison International                                                              10,836          446,226
    FirstEnergy Corp.                                                                 11,530          563,817
    Pepco Holdings, Inc.                                                              30,664          698,833
    Pinnacle West Capital Corp.                                                       10,851          424,274
                                                                                               --------------
                                                                                                    2,133,150
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Arrow Electronics, Inc.                                      (b)                  34,547        1,114,832
    Nam Tai Electronics, Inc.                                                          2,557           58,581
    Tech Data Corp.                                              (b)                   1,769           65,294
                                                                                               --------------
                                                                                                    1,238,707
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (0.3%)
    Veritas DGC, Inc.                                            (b)                   6,283          285,185
                                                                                               --------------
    FOOD & STAPLES RETAILING (1.2%)
    Longs Drug Stores Corp.                                                              983           45,493
    SUPERVALU, Inc.                                                                   40,842        1,258,750
                                                                                               --------------
                                                                                                    1,304,243
                                                                                               --------------
    FOOD PRODUCTS (1.8%)
    Chiquita Brands International, Inc.                                               23,017          385,995
    Del Monte Foods Co.                                                               13,937          165,293
    General Mills, Inc.                                                               14,293          724,369
    Pilgrim's Pride Corp. Class B                                (a)                  18,903          409,628
    Seaboard Corp.                                                                       160          255,040
                                                                                               --------------
                                                                                                    1,940,325
                                                                                               --------------
    GAS UTILITIES (0.9%)
    Nicor, Inc.                                                  (a)                  13,484          533,427
    UGI Corp.                                                                         19,454          409,896
                                                                                               --------------
                                                                                                      943,323
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
    Becton, Dickinson & Co.                                                           13,211          813,533
    Hospira, Inc.                                                (b)                   7,808          308,104
                                                                                               --------------
                                                                                                    1,121,637
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (2.5%)

    AmerisourceBergen Corp.                                                           22,826        1,101,811
    Kindred Healthcare, Inc.                                     (a)(b)                7,849          197,402
    Magellan Health Services, Inc.                               (b)                   2,827          114,409
    McKesson Corp.                                                                    25,549        1,331,869
                                                                                               --------------
                                                                                                    2,745,491
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (0.9%)
    Darden Restaurants, Inc.                                                           9,404          385,846
    McDonald's Corp.                                                                  17,592          604,461
                                                                                               --------------
                                                                                                      990,307
                                                                                               --------------
    HOUSEHOLD DURABLES (1.1%)
    American Greetings Corp. Class A                                                     398            8,605
    Lennar Corp. Class A                                                               3,146          189,955
    Newell Rubbermaid, Inc.                                                           20,535          517,277
    Tupperware Brands Corp.                                                           20,463          421,333
                                                                                               --------------
                                                                                                    1,137,170
                                                                                               --------------
    HOUSEHOLD PRODUCTS (1.8%)
    Kimberly-Clark Corp.                                                              33,124        1,914,567
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    TXU Corp.                                                                          1,829           81,866
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (0.5%)
    General Electric Co.                                                               2,419           84,133
    Teleflex, Inc.                                                                       152           10,888
    Tyco International, Ltd.                                                          17,363          466,717
                                                                                               --------------
                                                                                                      561,738
                                                                                               --------------
    INSURANCE (5.5%)
    ACE, Ltd.                                                                         36,246        1,885,154
    American Financial Group, Inc.                                                     9,073          377,528
    Chubb Corp. (The)                                                                  4,890          466,702
    Endurance Specialty Holdings, Ltd.                                                 2,487           80,952
    First American Corp.                                                              27,215        1,065,739
    Hartford Financial Services Group, Inc. (The)                                      4,396          354,098
    LandAmerica Financial Group, Inc.                                                 11,349          770,030
    Lincoln National Corp.                                                             1,606           87,672
    Loews Corp.                                                                        2,325          235,290
    Nationwide Financial Services, Inc. Class A                                        5,713          245,773
    Protective Life Corp.                                                              5,706          283,816
    Zenith National Insurance Corp.                                                    1,935           93,132
                                                                                               --------------
                                                                                                    5,945,886
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (1.4%)
    EarthLink, Inc.                                              (b)                 115,177        1,099,940
    United Online, Inc.                                                               35,294          453,881
                                                                                               --------------
                                                                                                    1,553,821
                                                                                               --------------
    IT SERVICES (0.9%)
    Accenture, Ltd. Class A                                                            3,272           98,389
    Acxiom Corp.                                                                       5,167          133,515
    Computer Sciences Corp.                                      (b)                  14,010          778,255
                                                                                               --------------
                                                                                                    1,010,159
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (0.7%)
    Eastman Kodak Co.                                            (a)                  22,613          643,114
    Hasbro, Inc.                                                                       7,397          156,077
                                                                                               --------------
                                                                                                      799,191
                                                                                               --------------
    MACHINERY (2.0%)
    Cummins, Inc.                                                                     20,194        2,122,389
                                                                                               --------------
    MEDIA (1.8%)
    CBS Corp.                                                                         15,644          375,143
    Regal Entertainment Group Class A                            (a)                   2,937           55,245

    Time Warner, Inc.                                                                 45,716          767,572
    Viacom, Inc. Class B                                         (b)                   7,132          276,722
    Walt Disney Co. (The)                                                             18,246          508,881
                                                                                               --------------
                                                                                                    1,983,563
                                                                                               --------------
    METALS & MINING (2.3%)
    Freeport-McMoRan Copper & Gold, Inc. Class B                                       8,288          495,374
    Nucor Corp.                                                  (a)                  13,386        1,402,719
    Phelps Dodge Corp.                                                                 5,555          447,344
    Quanex Corp.                                                                       1,428           95,148
                                                                                               --------------
                                                                                                    2,440,585
                                                                                               --------------
    MULTILINE RETAIL (1.3%)
    Federated Department Stores, Inc.                                                 10,810          789,130
    J.C. Penney Co., Inc.                                                              9,564          577,761
                                                                                               --------------
                                                                                                    1,366,891
                                                                                               --------------
    MULTI-UTILITIES (2.8%)
&   PG&E Corp.                                                                        72,327        2,813,520
    Vectren Corp.                                                                      8,833          233,015
                                                                                               --------------
                                                                                                    3,046,535
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (11.1%)
&   Chevron Corp.                                                                     55,995        3,246,030
    ConocoPhillips                                                                    28,029        1,770,031
&   ExxonMobil Corp.                                                                  80,880        4,922,357
    Marathon Oil Corp.                                                                 6,810          518,718
    Sunoco, Inc.                                                                       9,461          733,890
    Tesoro Corp.                                                                         426           29,113
    Valero Energy Corp.                                                               11,254          672,764
                                                                                               --------------
                                                                                                   11,892,903
                                                                                               --------------
    PAPER & FOREST PRODUCTS (1.4%)
    Louisiana-Pacific Corp.                                                           54,179        1,473,669
                                                                                               --------------
    PHARMACEUTICALS (6.8%)
    Alpharma, Inc. Class A                                                            17,657          473,561
    Johnson & Johnson                                                                 27,750        1,643,355
    King Pharmaceuticals, Inc.                                   (b)                  25,786          444,808
&   Merck & Co., Inc.                                                                 68,129        2,400,185
&   Pfizer, Inc.                                                                      91,501        2,280,205
    ViroPharma, Inc.                                             (a)(b)                1,915           24,320
                                                                                               --------------
                                                                                                    7,266,434
                                                                                               --------------
    REAL ESTATE (2.3%)
    CBL & Associates Properties, Inc.                            (a)                  41,621        1,766,811
    Crescent Real Estate Equities Co.                                                  2,018           42,519
    iStar Financial, Inc.                                                              7,442          284,880
    Lexington Corporate Properties Trust                                               5,122          106,794
    Mack-Cali Realty Corp.                                                             1,654           79,392
    Trustreet Properties, Inc.                                                        11,960          181,672
                                                                                               --------------
                                                                                                    2,462,068
                                                                                               --------------
    ROAD & RAIL (1.0%)
    Burlington Northern Santa Fe Corp.                                                 4,008          333,987
    CSX Corp.                                                                          2,236          133,713
    Laidlaw International, Inc.                                                        5,388          146,554
    Norfolk Southern Corp.                                                             4,107          222,065
    Union Pacific Corp.                                                                2,754          257,086
                                                                                               --------------
                                                                                                    1,093,405
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
    Freescale Semiconductor, Inc. Class B                        (b)                  13,859          384,864
    Intel Corp.                                                                      105,537        2,042,141
    National Semiconductor Corp.                                                      14,552          405,128
    Texas Instruments, Inc.                                                            1,304           42,341

                                                                                               --------------
                                                                                                    2,874,474
                                                                                               --------------
    SOFTWARE (2.2%)
    BMC Software, Inc.                                           (b)                     492           10,657
&   Microsoft Corp.                                                                   84,594        2,301,803
    Sybase, Inc.                                                 (b)                     574           12,123
                                                                                               --------------
                                                                                                    2,324,583
                                                                                               --------------
    SPECIALTY RETAIL (1.9%)
    Barnes & Noble, Inc.                                                              23,429        1,083,591
    Group 1 Automotive, Inc.                                                           3,325          158,071
    Payless ShoeSource, Inc.                                     (b)                   9,569          219,034
    Sonic Automotive, Inc.                                                            19,534          542,264
                                                                                               --------------
                                                                                                    2,002,960
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (3.5%)
    Fannie Mae                                                                         5,405          277,817
    Fremont General Corp.                                                             11,293          243,477
    IndyMac Bancorp, Inc.                                                              5,330          218,157
&   Washington Mutual, Inc.                                                           70,873        3,020,607
                                                                                               --------------
                                                                                                    3,760,058
                                                                                               --------------
    TOBACCO (0.4%)
    Reynolds American, Inc.                                      (a)                   4,212          444,366
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (0.2%)
    UAP Holding Corp.                                                                  8,345          179,418
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                                                       3,441          222,805
    Sprint Nextel Corp.                                                               16,359          422,717
                                                                                               --------------
                                                                                                      645,522
                                                                                               --------------
    Total Common Stocks
       (Cost $100,867,069)                                                                        107,439,698
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (6.3%)
    COMMERCIAL PAPER (2.0%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (c)            $    379,540          379,540
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (c)                 193,548          193,548
    Compass Securitization
       4.78%, due 4/24/06                                        (c)                  96,774           96,774
    Fairway Finance
       4.739%, due 4/20/06                                       (c)                 145,161          145,161
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (c)                 240,148          240,148
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (c)                 145,161          145,161
       4.853%, due 4/4/06                                        (c)                 135,484          135,484
    Greyhawk Funding
       4.732%, due 4/20/06                                       (c)                 193,548          193,548
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (c)                 145,161          145,161
    Liberty Street
       4.71%, due 4/17/06                                        (c)                 143,081          143,081
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (c)                 193,548          193,548
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (c)                 145,161          145,161
                                                                                               --------------
    Total Commercial Paper
       (Cost $2,156,315)                                                                            2,156,315
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (c)                  28,030           28,030
                                                                                               --------------
    Total Investment Company
       (Cost $28,030)                                                                                  28,030
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $196,469
       (Collateralized by various bonds with a Principal
       Amount of $202,384
       and Market Value of $202,655)                             (c)            $    196,388          196,388
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $196,388)                                                                                196,388
                                                                                               --------------
    TIME DEPOSITS (4.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (c)                 387,097          387,097
    Bank of America
       4.77%, due 5/26/06                                        (c)(d)              387,097          387,097
    Bank of Montreal
       4.78%, due 5/8/06                                         (c)                 338,710          338,710
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (c)                 372,581          372,581
    Barclays
       4.75%, due 4/21/06                                        (c)                 387,097          387,097
    Calyon
       4.65%, due 4/7/06                                         (c)                 338,710          338,710
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (c)                 290,323          290,323
    Fortis Bank
       4.74%, due 4/20/06                                        (c)                 193,548          193,548
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (c)                 193,548          193,548
    Societe Generale
       4.73%, due 5/9/06                                         (c)                 290,323          290,323
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (c)                 338,710          338,710
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (c)                 387,097          387,097
    UBS AG
       4.585%, due 4/3/06                                        (c)                 435,484          435,484
                                                                                               --------------
    Total Time Deposits
       (Cost $4,340,325)                                                                            4,340,325
                                                                                               --------------
    Total Short-Term Investments
       (Cost $6,721,058)                                                                            6,721,058
                                                                                               --------------
    Total Investments
       (Cost $107,588,127)                                       (e)                   106.1%     114,160,756(f)
    Liabilities in Excess of
       Cash and Other Assets                                                            (6.1)      (6,549,440)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  107,611,316
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(e)  The cost for federal income tax purposes is $108,695,029.

(f) At March 31, 2006 net unrealized appreciation was $5,465,727, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,835,712 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,369,985.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES          VALUE
                                                                                ------------   --------------
    COMMON STOCKS (90.7%)                                        +
    AUSTRALIA (0.2%)
    Australian Gas Light Co., Ltd. (multi-utilities)                                  65,830   $      874,069
                                                                                               --------------
    AUSTRIA (0.3%)
    Wiener Staedtische Allgemeine Versicherung AG
       (insurance)                                                                    17,681        1,093,078
                                                                                               --------------
    BELGIUM (0.8%)
    Belgacom S.A. (diversified telecommunication services)                            58,600        1,874,612
    UCB S.A. (pharmaceuticals)                                                        23,900        1,176,246
                                                                                               --------------
                                                                                                    3,050,858
                                                                                               --------------
    BERMUDA (0.0%)                                               ++
    Esprit Holdings, Ltd. (specialty retail)                                          22,500          175,140
                                                                                               --------------
    CANADA (3.3%)
    Bank of Montreal (commercial banks)                                               26,700        1,516,214
    Cognos, Inc. (software)                                      (a)                  14,200          551,277
    Loblaw Cos., Ltd. (food & staples retailing)                                     219,500       10,454,617
                                                                                               --------------
                                                                                                   12,522,108
                                                                                               --------------
    FINLAND (1.1%)
    Nokian Renkaat Oyj (auto components)                         (b)                 238,750        4,210,956
                                                                                               --------------
    FRANCE (5.7%)
    Air Liquide S.A. (chemicals)                                                      11,315        2,356,416
    BNP Paribas S.A. (commercial banks)                          (b)                 104,794        9,736,948
    Cie Generale d'Optique Essilor International S.A.
       (health care equipment & supplies)                                              2,100          187,358
    Credit Agricole S.A. (commercial banks)                                            6,900          268,574
    Sanofi-Aventis, ADR (pharmaceuticals)                        (c)                  14,300          678,535
    Societe Generale (commercial banks)                                                3,700          556,606
    Total S.A. Class B (oil, gas & consumable fuels)                                  27,750        7,323,112
    Vivendi Universal S.A. (media)                                                    17,100          587,449
                                                                                               --------------
                                                                                                   21,694,998
                                                                                               --------------
    GERMANY (9.0%)
    Allianz AG (insurance)                                       (b)                  16,100        2,688,972
&   Bayerische Motoren Werke AG (automobiles)                                        199,929       11,014,986
    Deutsche Boerse AG (diversified financial services)                               54,830        7,909,326
    Hannover Rueckversicherung AG (insurance)                    (b)                 233,035        8,646,867
    Henkel KGaA (household products)                                                   8,500          993,998
    Muenchener Rueckversicherungs -
       Gesellschaft AG Registered (insurance)                                         19,926        2,826,053
                                                                                               --------------
                                                                                                   34,080,202
                                                                                               --------------
    HONG KONG (0.5%)

    HongKong Electric Holdings, Ltd. (electric utilities)                            407,000        1,914,492
                                                                                               --------------
    INDIA (0.4%)
    Infosys Technologies, Ltd., Sponsored ADR (IT Services)      (c)                   4,100          319,226
    State Bank of India, GDR (commercial banks)                  (d)                  23,747        1,264,528
                                                                                               --------------
                                                                                                    1,583,754
                                                                                               --------------
    IRELAND (2.0%)
    Bank of Ireland (commercial banks)                                               400,320        7,424,599
                                                                                               --------------
    ITALY (10.1%)
    Assicurazioni Generali S.p.A. (insurance)                                         98,700        3,718,540
    Banco Popolare di Verona e Novara Scrl (commercial banks)                         36,700          971,612
    Enel S.p.A. (electric utilities)                             (b)                 836,050        7,073,949
    ENI S.p.A. (oil, gas & consumable fuels)                     (b)                 192,000        5,464,792
    ENI S.p.A., Sponsored ADR (oil, gas & consumable fuels)      (c)                  11,250          641,025
&   Mediaset S.p.A. (media)                                                          972,100       11,453,850
    Snam Rete Gas S.p.A. (gas utilities)                         (b)               1,834,265        8,110,202
    Terna S.p.A. (construction & engineering)                                        319,200          839,647
                                                                                               --------------
                                                                                                   38,273,617
                                                                                               --------------
    JAPAN (10.7%)
    Acom Co., Ltd. (consumer finance)                            (b)                  24,800        1,455,787
    Canon, Inc. (office electronics)                                                 121,800        8,060,332
    Canon, Inc., Sponsored ADR (office electronics)              (c)                  42,411        2,801,247
    FamilyMart Co., Ltd. (food & staples retailing)                                   23,400          733,517
    Mitsubishi UFJ Financial Group, Inc. (commercial banks)                               50          764,558
    OBIC Co., Ltd. (IT Services)                                                      42,970        9,060,149
    RICOH Co., Ltd. (office electronics)                                             302,700        5,914,369
    Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)            (b)                 172,300        9,821,459
    Toyota Motor Corp., Sponsored ADR (automobiles)              (b)(c)               17,500        1,905,750
                                                                                               --------------
                                                                                                   40,517,168
                                                                                               --------------
    NETHERLANDS (6.1%)
&   Reed Elsevier N.V. (media)                                   (b)                 777,655       11,151,826
&   TNT N.V. (air freight & logistics)                                               346,942       12,015,488
                                                                                               --------------
                                                                                                   23,167,314
                                                                                               --------------
    NORWAY (0.1%)
    Tandberg Television ASA (communications equipment)           (a)                  23,100          484,646
                                                                                               --------------

    RUSSIA (0.1%)
    Pyaterochka Holding N.V., GDR (food & staples retailing)     (a)(b)(d)            21,400          348,820
                                                                                               --------------
    SINGAPORE (0.7%)
    DBS Group Holdings, Ltd. (commercial banks)                                      251,000        2,530,962
                                                                                               --------------
    SOUTH KOREA (0.0%)                                           ++
    Lotte Shopping Co., Ltd., GDR (food & staples retailing)     (a)(b)(d)(e)          4,900          100,355
                                                                                               --------------
    SPAIN (4.1%)

&   Banco Popular Espanol S.A. (commercial banks)                                    853,830       12,585,755
    Corporacion Mapfre S.A. (insurance)                                               97,361        1,983,933
    Telefonica S.A. (diversified telecommunication services)                          56,592          888,381
                                                                                               --------------
                                                                                                   15,458,069
                                                                                               --------------
    SWEDEN (0.9%)
    Assa Abloy AB Class B (building products)                                         52,600          976,220
    Hennes & Mauritz AB Class B (specialty retail)                                    29,300        1,068,759
    Svenska Handelsbanken Class A (commercial banks)                                  46,900        1,304,141
                                                                                               --------------
                                                                                                    3,349,120
                                                                                               --------------
    SWITZERLAND (12.6%)
    Alcon, Inc. (health care equipment & supplies)               (b)                   3,400          354,484
    Lindt & Spruengli AG (food products)                                                   7          136,139
    Logitech International S.A., ADR (computers & peripherals)   (a)(b)(c)            42,100        1,673,896
&   Nestle S.A. Registered (food products)                                            44,171       13,114,563
    Novartis AG Registered (pharmaceuticals)                                          65,580        3,647,666
    Novartis AG, ADR (pharmaceuticals)                           (c)                  77,800        4,313,232
    Roche Holding AG Genusscheine (pharmaceuticals)                                   49,200        7,326,495
    Swiss Reinsurance (insurance)                                (b)                 101,300        7,080,003
    UBS AG Registered (capital markets)                          (b)                  67,863        7,455,584
    UBS AG Registered (capital markets)                          (f)                  26,234        2,884,953
                                                                                               --------------
                                                                                                   47,987,015
                                                                                               --------------
    UNITED KINGDOM (21.0%)
    Admiral Group PLC (insurance)                                                    110,500        1,204,853
    BP PLC, Sponsored ADR (oil, gas & consumable fuels)          (c)                  74,100        5,108,454
    Cadbury Schweppes PLC, ADR (food products)                   (c)                  22,400          896,000
&   Diageo PLC (beverages)                                                           685,329       10,786,466
&   Diageo PLC, Sponsored ADR (beverages)                        (b)(c)               18,450        1,170,284
    GlaxoSmithKline PLC, ADR (pharmaceuticals)                   (c)                  60,900        3,185,679
    HSBC Holdings PLC, Sponsored ADR (commercial banks)          (b)(c)               27,700        2,320,706
    ICAP PLC (capital markets)                                                        27,300          212,113
    Lloyds TSB Group PLC (commercial banks)                                          535,157        5,115,061
    Lloyds TSB Group PLC, Sponsored ADR (commercial banks)       (b)(c)                7,365          283,479
&   Man Group PLC (capital markets)                                                  280,000       11,983,598
    Provident Financial PLC (consumer finance)                                       471,584        5,784,735
    Royal Bank of Scotland Group PLC (commercial banks)                              142,100        4,621,087
    Scottish & Southern Energy PLC (electric utilities)                              178,660        3,511,446
    Smith & Nephew PLC (health care equipment & supplies)                            229,894        2,039,674
&   Tesco PLC (food & staples retailing)                                           2,769,799       15,869,910
    Vodafone Group PLC, Sponsored ADR
       (wireless telecommunication services)                     (c)                 274,100        5,728,690
                                                                                               --------------
                                                                                                   79,822,235
                                                                                               --------------
    UNITED STATES (1.0%)
    AFLAC, Inc. (insurance)                                                           80,700        3,641,991
                                                                                               --------------
    TOTAL COMMON STOCKS
       (COST $287,614,842)                                                                        344,305,566
                                                                                               --------------

    INVESTMENT COMPANIES (0.4%)
    UNITED STATES (0.4%)
    iShares MSCI Pacific Ex-Japan Index Fund (capital markets)   (b)(g)                3,800          398,810
    iShares S&P Europe 350 Index Fund (capital markets)          (b)(g)               13,700        1,217,245
                                                                                               --------------
    Total Investment Companies
       (Cost $1,475,532)                                                                            1,616,055
                                                                                               --------------

                                                                                  NUMBER OF
                                                                                  WARRANTS
                                                                                ------------
    WARRANT (3.2%)
    IRELAND (3.2%)
&   Ryanair Holdings PLC
       Strike Price E 0.0000001
       Expire 3/21/08 (airlines)                                 (a)(e)(h)         1,261,588       12,162,499
                                                                                               --------------
    Total Warrant
       (Total Cost $8,795,214)                                                                     12,162,499
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (11.9%)

    COMMERCIAL PAPER (5.0%)
    United States (5.0%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06
       (capital markets)                                         (i)            $  2,191,086        2,191,086
    CIESCO, Inc.
       4.798%, due 5/19/06
       (capital markets)                                         (i)               1,117,355        1,117,355
    Compass Securitization
       4.78%, due 4/24/06
       (capital markets)                                         (i)                 558,677          558,677
    Fairway Finance
       4.739%, due 4/20/06
       (capital markets)                                         (i)                 838,016          838,016
    General Electric Capital Corp.
       4.759%, due 4/12/06
       (capital markets)                                         (i)               1,386,374        1,386,374
    Grampian Funding LLC
       4.785%, due 5/3/06
       (capital markets)                                         (i)                 838,016          838,016
       4.853%, due 4/4/06
       (capital markets)                                         (i)                 782,148          782,148
    Greyhawk Funding
       4.732%, due 4/20/06
       (capital markets)                                         (i)               1,117,355        1,117,355
    Jupiter Securitization Corp.
       4.742%, due 4/17/06
       (capital markets)                                         (i)                 838,016          838,016
    Liberty Street
       4.71%, due 4/17/06
       (capital markets)                                         (i)                 826,007          826,007
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06
       (capital markets)                                         (i)               1,117,355        1,117,355
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06
       (capital markets)                                         (i)                 838,016          838,016
    UBS Americas, Inc.
       4.83%, due 4/3/06
       (capital markets)                                         (j)               6,385,000        6,383,287
                                                                                               --------------
    Total Commercial Paper
       (Cost $18,831,708)                                                                          18,831,708
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    UNITED STATES (0.0%)                                         ++
    BGI Institutional Money Market Fund
       (capital markets)                                         (i)                 161,825          161,825
                                                                                               --------------
    Total Investment Company
       (Cost $161,825)                                                                                161,825
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.3%)
    UNITED STATES (0.3%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,134,217
       (Collateralized by various bonds with a Principal
       Amount of $1,168,362 and Market Value of
       $1,169,925)
       (capital markets)                                         (i)            $  1,133,746        1,133,746
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,133,746)                                                                            1,133,746
                                                                                               --------------
    TIME DEPOSITS (6.6%)
    UNITED STATES (6.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06
       (capital markets)                                         (i)               2,234,710        2,234,710
    Bank of America
       4.77%, due 5/26/06
       (capital markets)                                         (i)(k)            2,234,710        2,234,710
    Bank of Montreal
       4.78%, due 5/8/06
       (capital markets)                                         (i)               1,955,371        1,955,371
    Bank of Nova Scotia
       4.78%, due 5/10/06
       (capital markets)                                         (i)               2,150,908        2,150,908
    Barclays
       4.75%, due 4/21/06
       (capital markets)                                         (i)               2,234,710        2,234,710
    Calyon
       4.65%, due 4/7/06
       (capital markets)                                         (i)               1,955,371        1,955,371
    First Tennessee National Corp.
       4.70%, due 4/17/06
       (capital markets)                                         (i)               1,676,032        1,676,032
    Fortis Bank
       4.74%, due 4/20/06
       (capital markets)                                         (i)               1,117,355        1,117,355
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06
       (capital markets)                                         (i)               1,117,355        1,117,355
    Societe Generale
       4.73%, due 5/9/06
       (capital markets)                                         (i)               1,676,032        1,676,032
    Standard Chartered Bank
       4.78%, due 4/28/06
       (capital markets)                                         (i)               1,955,371        1,955,371
    Toronto Dominion Bank
       4.79%, due 4/13/06
       (capital markets)                                         (i)               2,234,710        2,234,710
    UBS AG
       4.585%, due 4/3/06
       (capital markets)                                         (i)               2,514,048        2,514,048
                                                                                               --------------
    Total Time Deposits
       (Cost $25,056,683)                                                                          25,056,683
                                                                                               --------------
    Total Short-Term Investments
       (Cost $45,183,962)                                                                          45,183,962
                                                                                               --------------
    Total Investments
       (Cost $343,069,550)                                       (l)                   106.2%     403,268,082(m)
    Liabilities in Excess of

       Cash and Other Assets                                                            (6.2)     (23,696,520)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  379,571,562
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d)  GDR - Global Depositary Receipt.

(e)  May be sold to institutional investors only.

(f)  Security primarily trades on New York Stock Exchange.

(g) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(h)  The following abbreviation is used in the above portfolio: E--Euro.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j) Represents security, or a portion thereof, which is segregated or designated as collateral for foreign currency forward contracts.

(k)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(l)  The cost for federal income tax purposes is $343,307,221.

(m) At March 31, 2006 net unrealized appreciation for securities was $59,960,861, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,416,996 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,456,135.

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AT MARCH 31, 2006

                                                                    CONTRACT          CONTRACT       UNREALIZED
                                                                      AMOUNT            AMOUNT    APPRECIATION/
                                                                        SOLD         PURCHASED   (DEPRECIATION)
                                                                ------------   ---------------   --------------
Foreign Cross Currency Contracts
Canadian Dollar vs. Australian Dollar, expiring 8/14/06         C$ 9,022,000   A$   10,655,975     $(129,530)
Canadian Dollar vs. Swedish Krona, expiring 5/30/06             C$ 5,470,000   SK   37,526,451       151,437
Swiss Franc vs. Japanese Yen, expiring 6/6/06                   CF26,745,000    Y2,409,233,200       (12,060)
Euro vs. Japanese Yen, expiring 5/26/06                          E23,351,743    Y2,730,787,509      (474,621)
                                                                                                   ---------
Unrealized depreciation on foreign currency forward contracts                                      $(464,774)
                                                                                                   ---------

MAINSTAY VP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (96.2%)                                         +
    AEROSPACE & DEFENSE (1.2%)
    United Technologies Corp.                                                         33,000   $    1,913,010
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (0.7%)
    UTI Worldwide, Inc.                                                               37,500        1,185,000
                                                                                               --------------
    BIOTECHNOLOGY (3.8%)
    Amgen, Inc.                                                  (a)                  27,300        1,986,075
    Genentech, Inc.                                              (a)                  26,100        2,205,711
    Gilead Sciences, Inc.                                        (a)(b)               28,500        1,773,270
                                                                                               --------------
                                                                                                    5,965,056
                                                                                               --------------
    CAPITAL MARKETS (5.7%)
    Franklin Resources, Inc.                                                          31,000        2,921,440
&   Goldman Sachs Group, Inc. (The)                                                   28,300        4,441,968
    Merrill Lynch & Co., Inc.                                                         21,400        1,685,464
                                                                                               --------------
                                                                                                    9,048,872
                                                                                               --------------
    CHEMICALS (2.3%)
    Ecolab, Inc.                                                                      38,000        1,451,600
    Monsanto Co.                                                                      25,000        2,118,750
                                                                                               --------------
                                                                                                    3,570,350
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (0.9%)
    Robert Half International, Inc.                              (b)                  36,200        1,397,682
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (8.0%)
    Cisco Systems, Inc.                                          (a)                  77,600        1,681,592
    Corning, Inc.                                                (a)                  72,200        1,942,902
    Motorola, Inc.                                                                    69,200        1,585,372
&   QUALCOMM, Inc.                                                                   108,200        5,476,002
    Research In Motion, Ltd.                                     (a)                  22,600        1,918,288
                                                                                               --------------
                                                                                                   12,604,156
                                                                                               --------------
    COMPUTERS & PERIPHERALS (3.2%)
    Apple Computer, Inc.                                         (a)                  20,000        1,254,400
    Hewlett-Packard Co.                                                               48,800        1,605,520
    Network Appliance, Inc.                                      (a)                  62,100        2,237,463
                                                                                               --------------
                                                                                                    5,097,383
                                                                                               --------------
    CONSUMER FINANCE (4.1%)
    American Express Co.                                                              43,300        2,275,415
&   SLM Corp.                                                                         79,900        4,150,006
                                                                                               --------------
                                                                                                    6,425,421
                                                                                               --------------

    ENERGY EQUIPMENT & SERVICES (3.1%)
    Halliburton Co.                                                                   43,100        3,147,162
    Schlumberger, Ltd.                                                                13,500        1,708,695
                                                                                               --------------
                                                                                                    4,855,857
                                                                                               --------------
    FOOD & STAPLES RETAILING (2.2%)
    CVS Corp.                                                                         57,200        1,708,564
    Walgreen Co.                                                                      40,100        1,729,513
                                                                                               --------------
                                                                                                    3,438,077
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (7.0%)
    Alcon, Inc.                                                  (b)                  16,000        1,668,160
&   Fisher Scientific International, Inc.                        (a)                  64,600        4,396,030
    Medtronic, Inc.                                                                   31,300        1,588,475
    St. Jude Medical, Inc.                                       (a)                  45,100        1,849,100

    Zimmer Holdings, Inc.                                        (a)                  21,800        1,473,680
                                                                                               --------------
                                                                                                   10,975,445
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (7.1%)
&   Caremark Rx, Inc.                                            (a)                  77,000        3,786,860
&   UnitedHealth Group, Inc.                                                          87,000        4,859,820
    WellPoint, Inc.                                              (a)                  32,400        2,508,732
                                                                                               --------------
                                                                                                   11,155,412
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (1.0%)
    Carnival Corp.                                                                    31,800        1,506,366
                                                                                               --------------
    HOUSEHOLD PRODUCTS (2.8%)
&   Procter & Gamble Co. (The)                                                        75,800        4,367,596
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (4.2%)
&   General Electric Co.                                                             191,700        6,667,326
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (6.8%)

    eBay, Inc.                                                   (a)(b)               70,000        2,734,200
&   Google, Inc. Class A                                         (a)                  14,700        5,733,000
    Yahoo!, Inc.                                                 (a)                  67,400        2,174,324
                                                                                               --------------
                                                                                                   10,641,524
                                                                                               --------------
    IT SERVICES (1.3%)
    Paychex, Inc.                                                                     50,700        2,112,162
                                                                                               --------------
    MACHINERY (2.2%)
    Danaher Corp.                                                (b)                  54,000        3,431,700
                                                                                               --------------
    MULTILINE RETAIL (2.6%)
    Kohl's Corp.                                                 (a)                  45,600        2,417,256
    Target Corp.                                                                      31,900        1,659,119
                                                                                               --------------
                                                                                                    4,076,375
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (1.1%)
    Valero Energy Corp.                                                               28,700        1,715,686
                                                                                               --------------
    PHARMACEUTICALS (1.1%)
    Allergan, Inc.                                                                    15,300        1,660,050
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.5%)
    Broadcom Corp. Class A                                       (a)                  83,550        3,606,018
    Linear Technology Corp.                                                           39,600        1,389,168
    Marvell Technology Group, Ltd.                               (a)(b)               24,800        1,341,680
    Maxim Integrated Products, Inc.                                                   58,000        2,154,700
    Silicon Laboratories, Inc.                                   (a)                  32,400        1,780,380
    Texas Instruments, Inc.                                                           49,900        1,620,253
                                                                                               --------------
                                                                                                   11,892,199
                                                                                               --------------
    SOFTWARE (5.3%)
&   Microsoft Corp.                                                                  180,300        4,905,963
    NAVTEQ Corp.                                                 (a)(b)               36,100        1,828,465
    SAP AG, Sponsored ADR                                        (b)(c)               31,200        1,694,784
                                                                                               --------------
                                                                                                    8,429,212
                                                                                               --------------
    SPECIALTY RETAIL (3.2%)
    Advance Auto Parts, Inc.                                                          54,750        2,279,790
    Lowe's Cos., Inc.                                                                 43,700        2,816,028
                                                                                               --------------
                                                                                                    5,095,818
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.0%)
    Coach, Inc.                                                  (a)                  46,400        1,604,512
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (1.5%)
    Golden West Financial Corp.                                  (b)                  34,200        2,322,180
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (2.0%)
    Fastenal Co.                                                 (b)                  68,100        3,223,854
                                                                                               --------------

    WIRELESS TELECOMMUNICATION SERVICES (3.3%)
    America Movil S.A. de C.V. Class L, ADR                      (c)                 106,400        3,645,264
    NII Holdings, Inc.                                           (a)                  26,300        1,550,911
                                                                                               --------------
                                                                                                    5,196,175
                                                                                               --------------
    Total Common Stocks
       (Cost $137,441,593)                                                                        151,574,456
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (6.4%)
    COMMERCIAL PAPER (2.1%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $    564,856          564,856
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)                 288,051          288,051
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                 144,026          144,026
    Fairway Finance
       4.739%, due 4/20/06                                       (d)                 216,038          216,038
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)                 357,403          357,403
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)                 216,038          216,038
       4.853%, due 4/4/06                                        (d)                 201,636          201,636
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)                 288,051          288,051
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)                 216,038          216,038
    Liberty Street
       4.71%, due 4/17/06                                        (d)                 212,942          212,942
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)                 288,051          288,051
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)                 216,038          216,038
                                                                                               --------------
    Total Commercial Paper
       (Cost $3,209,168)                                                                            3,209,168
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (d)                  41,718           41,718
                                                                                               --------------
    Total Investment Company
       (Cost $41,718)                                                                                  41,718
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $292,398
       (Collateralized by various bonds with a
       Principal Amount of $301,201 and Market
       Value of $301,603)                                        (d)            $    292,277          292,277
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $292,277)                                                                                292,277
                                                                                               --------------
    TIME DEPOSITS (4.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)                 576,102          576,102
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)              576,102          576,102
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)                 504,089          504,089
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)                 554,498          554,498

    Barclays
       4.75%, due 4/21/06                                        (d)                 576,102          576,102
    Calyon
       4.65%, due 4/7/06                                         (d)                 504,089          504,089
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (d)                 432,077          432,077
    Fortis Bank
       4.74%, due 4/20/06                                        (d)                 288,051          288,051
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)                 288,051          288,051
    Societe Generale
       4.73%, due 5/9/06                                         (d)                 432,077          432,077
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)                 504,089          504,089
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)                 576,102          576,102
    UBS AG
       4.585%, due 4/3/06                                        (d)                 648,115          648,115
                                                                                               --------------
    Total Time Deposits
       (Cost $6,459,544)                                                                            6,459,544
                                                                                               --------------
    Total Short-Term Investments
       (Cost $10,002,707)                                                                          10,002,707
                                                                                               --------------
    Total Investments
       (Cost $147,444,300)                                       (f)                   102.6%     161,577,163(g)
    Liabilities in Excess of
       Cash and Other Assets                                                            (2.6)      (4,099,823)
                                                                                    --------   --------------
    Net Assets                                                                         100.0%  $  157,477,340
                                                                                    ========   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $147,808,285.

(g) At March 31, 2006, net unrealized appreciation was $13,768,878 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $16,085,537 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,316,659.

MAINSTAY VP MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (99.3%)                                        +
    AEROSPACE & DEFENSE (0.7%)
    Goodrich Corp.                                                                     4,217   $      183,903
    Precision Castparts Corp.                                                         18,669        1,108,939
    Rockwell Collins, Inc.                                                            14,399          811,384
                                                                                               --------------
                                                                                                    2,104,226
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (0.8%)
    C.H. Robinson Worldwide, Inc.                                                     32,085        1,575,053
    Expeditors International Washington, Inc.                                          8,616          744,336
                                                                                               --------------
                                                                                                    2,319,389
                                                                                               --------------
    AIRLINES (1.2%)
    AMR Corp.                                                    (a)(b)               36,838          996,468
    Southwest Airlines Co.                                                           136,751        2,460,150
                                                                                               --------------
                                                                                                    3,456,618
                                                                                               --------------
    AUTO COMPONENTS (0.3%)
    Autoliv, Inc.                                                                      3,304          186,940
    Goodyear Tire & Rubber Co. (The)                             (a)(b)               22,004          318,618
    TRW Automotive Holdings Corp.                                (a)(b)                9,297          216,620
                                                                                               --------------
                                                                                                      722,178
                                                                                               --------------
    BEVERAGES (0.2%)
    Brown-Forman Corp. Class B                                                         4,170          320,965
    Pepsi Bottling Group, Inc. (The)                                                   8,796          267,310
                                                                                               --------------
                                                                                                      588,275
                                                                                               --------------
    BIOTECHNOLOGY (1.5%)
    Applera Corp.-Applied BioSystems Group                                            42,150        1,143,951
    Biogen Idec, Inc.                                            (a)                  41,848        1,971,041
    Cephalon, Inc.                                               (a)(b)                2,394          144,238
    Chiron Corp.                                                 (a)(b)                3,709          169,909
    MedImmune, Inc.                                              (a)                   8,199          299,919
    Techne Corp.                                                 (a)                   7,004          421,221
                                                                                               --------------
                                                                                                    4,150,279
                                                                                               --------------
    BUILDING PRODUCTS (0.3%)
    USG Corp.                                                    (a)(b)                8,137          772,690
                                                                                               --------------
    CAPITAL MARKETS (4.4%)
    A.G. Edwards, Inc.                                                                 5,336          266,053
    Affiliated Managers Group, Inc.                              (a)(b)                2,712          289,126
    Allied Capital Corp.                                         (b)                   9,131          279,409
    BlackRock, Inc. Class A                                      (b)                   4,373          612,220
    E*TRADE Financial Corp.                                      (a)                  36,402          982,126
    Federated Investors, Inc. Class B                                                 18,550          724,377
    Janus Capital Group, Inc.                                                         42,511          984,980
    Jefferies Group, Inc.                                                              9,607          562,009
    Legg Mason, Inc.                                                                  17,751        2,224,733
    Northern Trust Corp.                                                              36,077        1,894,042
    Raymond James Financial, Inc.                                (b)                  20,976          620,036
    T. Rowe Price Group, Inc.                                                         24,399        1,908,246
    TD Ameritrade Holding Corp.                                                       52,012        1,085,490
                                                                                               --------------
                                                                                                   12,432,847
                                                                                               --------------
    CHEMICALS (0.9%)
    Airgas, Inc.                                                                       7,193          281,174
    FMC Corp.                                                                          1,086           67,310

    Rohm & Haas Co.                                                                   30,108        1,471,378
    Scotts Miracle-Gro Co. (The) Class A                                               6,007          274,880
    Tronox, Inc. Class B                                         (a)                   5,113           86,876
    Valspar Corp.                                                                     12,175          339,317
                                                                                               --------------
                                                                                                    2,520,935
                                                                                               --------------
    COMMERCIAL BANKS (2.1%)
    AmSouth Bancorporation                                                            28,272          764,758
    Bank of Hawaii Corp.                                                               6,046          322,312
    City National Corp.                                                                1,368          105,049
    Comerica, Inc.                                                                    23,881        1,384,382
    Commerce Bancshares, Inc.                                                          6,829          352,854
    Compass Bancshares, Inc.                                                           4,320          218,635
    Cullen/Frost Bankers, Inc.                                                         5,976          321,210
    Huntington Bancshares, Inc.                                                        8,066          194,633
    KeyCorp                                                                           38,381        1,412,421
    TD Banknorth, Inc.                                                                10,540          309,349
    UnionBanCal Corp.                                                                  2,237          156,948
    Whitney Holding Corp.                                                              5,079          180,101
    Wilmington Trust Corp.                                                             6,927          300,285
                                                                                               --------------
                                                                                                    6,022,937
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Adesa, Inc.                                                                        3,044           81,397
    Allied Waste Industries, Inc.                                (a)(b)                3,367           41,212
    Aramark Corp. Class B                                                             11,067          326,919
    Avery Dennison Corp.                                                               4,559          266,610
    Brink's Co. (The)                                                                  5,848          296,844
    Copart, Inc.                                                 (a)                   2,226           61,104
    Corporate Executive Board Co. (The)                                                7,751          782,076
    Dun & Bradstreet Corp. (The)                                 (a)                  12,762          978,590
    Equifax, Inc.                                                                     23,046          858,233
    HNI Corp.                                                                          4,096          241,664
    Manpower, Inc.                                                                    10,768          615,714
    Monster Worldwide, Inc.                                      (a)                  10,999          548,410
    R.R. Donnelley & Sons Co.                                                          7,414          242,586
    Republic Services, Inc.                                                           29,397        1,249,666
    Robert Half International, Inc.                              (b)                  30,483        1,176,949
    Steelcase, Inc. Class A                                                            9,907          178,326
    West Corp.                                                   (a)                   1,653           73,823
                                                                                               --------------
                                                                                                    8,020,123
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (0.8%)
    Avaya, Inc.                                                  (a)(b)               37,359          422,157
    Harris Corp.                                                                      19,750          933,977
    Tellabs, Inc.                                                (a)                  56,025          890,797
                                                                                               --------------
                                                                                                    2,246,931
                                                                                               --------------
    COMPUTERS & PERIPHERALS (1.3%)
    NCR Corp.                                                    (a)                  21,470          897,231
    Network Appliance, Inc.                                      (a)                  13,815          497,754
    QLogic Corp.                                                 (a)                  30,918          598,263
    SanDisk Corp.                                                (a)                  18,886        1,086,323
    Western Digital Corp.                                        (a)                  29,419          571,611
                                                                                               --------------
                                                                                                    3,651,182
                                                                                               --------------
    CONSTRUCTION & ENGINEERING (0.6%)
    Fluor Corp.                                                                       16,220        1,391,676
    Jacobs Engineering Group, Inc.                               (a)                   3,278          284,334
                                                                                               --------------
                                                                                                    1,676,010
                                                                                               --------------
    CONSTRUCTION MATERIALS (1.0%)
    Florida Rock Industries, Inc.                                                      6,614          371,839
    Lafarge North America, Inc.                                  (b)                   1,205          101,220
    Martin Marietta Materials, Inc.                                                   10,356        1,108,403
    Vulcan Materials Co.                                                              15,830        1,371,669
                                                                                               --------------
                                                                                                    2,953,131
                                                                                               --------------

    CONSUMER FINANCE (0.4%)
    AmeriCredit Corp.                                            (a)(b)               30,904          949,680
    First Marblehead Corp. (The)                                 (b)                   1,029           44,504
    Student Loan Corp. (The)                                                             116           27,028
                                                                                               --------------
                                                                                                    1,021,212
                                                                                               --------------
    CONTAINERS & PACKAGING (0.6%)
    Crown Holdings, Inc.                                         (a)                  36,914          654,854
    Pactiv Corp.                                                 (a)                  11,700          287,118
    Sealed Air Corp.                                                                   3,250          188,078
    Temple-Inland, Inc.                                                               12,135          540,614
                                                                                               --------------
                                                                                                    1,670,664
                                                                                               --------------
    DISTRIBUTORS (0.3%)
    Genuine Parts Co.                                                                 22,202          973,114
                                                                                               --------------
    DIVERSIFIED CONSUMER SERVICES (0.5%)
    Career Education Corp.                                       (a)(b)                6,966          262,827
    Education Management Corp.                                   (a)                  12,068          502,029
    H&R Block, Inc.                                                                    4,478           96,949
    Service Corp. International                                                       35,104          273,811
    Weight Watchers International, Inc.                                                4,114          211,460
                                                                                               --------------
                                                                                                    1,347,076
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (2.3%)
&   Chicago Mercantile Exchange Holdings, Inc.                                         6,796        3,041,210
    CIT Group, Inc.                                                                   20,351        1,089,186
    Leucadia National Corp.                                                            1,290           76,961
    Moody's Corp.                                                                     33,678        2,406,630
                                                                                               --------------
                                                                                                    6,613,987
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
    CenturyTel, Inc.                                                                  27,977        1,094,460
    Citizens Communications Co.                                                       48,469          643,184
    PanAmSat Holding Corp.                                                             6,603          163,886
    Qwest Communications International, Inc.                     (a)(b)              334,738        2,276,218
                                                                                               --------------
                                                                                                    4,177,748
                                                                                               --------------
    ELECTRIC UTILITIES (3.1%)
    Allegheny Energy, Inc.                                       (a)                  35,192        1,191,249
    American Electric Power Co., Inc.                                                 71,754        2,441,071
    DPL, Inc.                                                                          8,056          217,512
    Edison International                                                              62,621        2,578,733
    Pepco Holdings, Inc.                                                              20,725          472,323
    PPL Corp.                                                                         58,001        1,705,229
    Westar Energy, Inc.                                                                6,679          138,990
                                                                                               --------------
                                                                                                    8,745,107
                                                                                               --------------
    ELECTRICAL EQUIPMENT (0.5%)
    Rockwell Automation, Inc.                                                         13,851          996,025
    Thomas & Betts Corp.                                         (a)                   9,172          471,257
                                                                                               --------------
                                                                                                    1,467,282
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
&   Agilent Technologies, Inc.                                   (a)                  83,703        3,143,048
    Arrow Electronics, Inc.                                      (a)                  25,475          822,078
    Avnet, Inc.                                                  (a)                   9,901          251,287
    AVX Corp.                                                    (b)                   4,188           74,128
    CDW Corp.                                                                          2,456          144,536
    Jabil Circuit, Inc.                                          (a)(b)               30,385        1,302,301
    Mettler-Toledo International, Inc.                           (a)                   8,048          485,616
    Molex, Inc.                                                                       10,458          347,206
    National Instruments Corp.                                                         2,135           69,644
    Sanmina-SCI Corp.                                            (a)                  17,415           71,402
    Solectron Corp.                                              (a)                 137,665          550,660
    Tech Data Corp.                                              (a)                   9,100          335,881

    Tektronix, Inc.                                                                    6,739          240,650
                                                                                               --------------
                                                                                                    7,838,437
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (2.2%)
    BJ Services Co.                                                                   41,945        1,451,297
    Cooper Cameron Corp.                                         (a)                  18,461          813,761
    Diamond Offshore Drilling, Inc.                              (b)                   4,338          388,251
    Dresser-Rand Group, Inc.                                     (a)                   5,051          125,517
    Grant Prideco, Inc.                                          (a)                  22,548          965,956
    Helmerich & Payne, Inc.                                                           11,284          787,849
    Pride International, Inc.                                    (a)                  23,376          728,864
    Rowan Cos., Inc.                                                                  12,436          546,687
    Tidewater, Inc.                                                                    6,609          365,015
                                                                                               --------------
                                                                                                    6,173,197
                                                                                               --------------
    FOOD & STAPLES RETAILING (1.0%)
    Albertson's, Inc.                                                                 39,614        1,016,891
    Kroger Co. (The)                                             (a)                  21,055          428,680
    Rite Aid Corp.                                               (a)                  17,211           68,844
    Safeway, Inc.                                                (b)                  33,419          839,485
    SUPERVALU, Inc.                                                                   14,496          446,767
    Whole Foods Market, Inc.                                                           1,891          125,638
                                                                                               --------------
                                                                                                    2,926,305
                                                                                               --------------
    FOOD PRODUCTS (1.4%)
&   Archer-Daniels-Midland Co.                                                        91,701        3,085,739
    Dean Foods Co.                                               (a)                  20,484          795,394
    Hormel Foods Corp.                                                                 4,347          146,929
    Pilgrim's Pride Corp. Class B                                                        527           11,420
                                                                                               --------------
                                                                                                    4,039,482
                                                                                               --------------
    GAS UTILITIES (0.8%)
    Energen Corp.                                                                      5,336          186,760
    Equitable Resources, Inc.                                                         26,969          984,638
    National Fuel Gas Co.                                                             18,492          605,058
    Questar Corp.                                                                      5,708          399,845
    Southern Union Co.                                                                 3,788           94,056
    UGI Corp.                                                                          3,515           74,061
                                                                                               --------------
                                                                                                    2,344,418
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
    Dade Behring Holdings, Inc.                                                       12,031          429,627
    Hospira, Inc.                                                (a)                  10,703          422,340
    IDEXX Laboratories, Inc.                                     (a)                   5,945          513,410
    Millipore Corp.                                              (a)                   3,359          245,409
    PerkinElmer, Inc.                                                                 15,505          363,902
    Varian Medical Systems, Inc.                                 (a)(b)               21,641        1,215,359
    Waters Corp.                                                 (a)                   8,178          352,881
                                                                                               --------------
                                                                                                    3,542,928
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (4.9%)
    AmerisourceBergen Corp.                                                           46,384        2,238,956
    Cerner Corp.                                                 (a)(b)                6,094          289,160
    CIGNA Corp.                                                                        7,773        1,015,309
    Community Health Systems, Inc.                               (a)                   6,171          223,082
    Coventry Health Care, Inc.                                   (a)                  10,275          554,645
    DaVita, Inc.                                                 (a)                   3,887          234,036
    Express Scripts, Inc.                                        (a)(b)                4,116          361,796
    Health Net, Inc.                                             (a)                  20,659        1,049,890
    Humana, Inc.                                                 (a)                  35,558        1,872,129
    Laboratory Corp. of America Holdings                         (a)                  10,438          610,414
    Lincare Holdings, Inc.                                       (a)                  16,715          651,216
    Manor Care, Inc.                                             (b)                  17,536          777,722
&   McKesson Corp.                                                                    56,941        2,968,334
    Pharmaceutical Product Development, Inc.                                          17,485          605,156
    Universal Health Services, Inc. Class B                      (b)                   6,503          330,287
                                                                                               --------------
                                                                                                   13,782,132
                                                                                               --------------

    HOTELS, RESTAURANTS & LEISURE (1.4%)
    Brinker International, Inc.                                                        9,324          393,939
    Choice Hotels International, Inc.                                                  5,718          261,770
    Darden Restaurants, Inc.                                                          34,798        1,427,762
    GTECH Holdings Corp.                                                               8,853          301,445
    International Game Technology                                                     39,479        1,390,450
    Penn National Gaming, Inc.                                   (a)                   7,212          304,202
                                                                                               --------------
                                                                                                    4,079,568
                                                                                               --------------
    HOUSEHOLD DURABLES (1.4%)
    American Greetings Corp. Class A                                                   6,625          143,233
    Black & Decker Corp. (The)                                                         5,941          516,213
    Dolby Laboratories, Inc. Class A                             (a)                   2,237           46,753
    Harman International Industries, Inc.                                              2,779          308,830
    Newell Rubbermaid, Inc.                                                           50,201        1,264,563
    NVR, Inc.                                                    (a)(b)                  917          677,617
    Snap-on, Inc.                                                (b)                   4,671          178,059
    Stanley Works (The)                                          (b)                   8,524          431,826
    Whirlpool Corp.                                              (b)                   4,131          377,863
                                                                                               --------------
                                                                                                    3,944,957
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
    AES Corp. (The)                                              (a)                  71,714        1,223,441
    Constellation Energy Group, Inc.                                                  20,380        1,114,990
    NRG Energy, Inc.                                             (a)                  11,618          525,366
                                                                                               --------------
                                                                                                    2,863,797
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (0.5%)
    Teleflex, Inc.                                                                     8,031          575,261
    Textron, Inc.                                                                      8,786          820,525
                                                                                               --------------
                                                                                                    1,395,786
                                                                                               --------------
    INSURANCE (8.4%)
    Alleghany Corp.                                              (a)                     819          237,118
    Ambac Financial Group, Inc.                                                       16,713        1,330,355
    American Financial Group, Inc.                                                     8,811          366,626
    AmerUs Group Co.                                             (b)                   8,289          499,329
&   Aon Corp.                                                                         68,998        2,864,107
    Arthur J. Gallagher & Co.                                    (b)                  17,460          485,563
    Assurant, Inc.                                                                    24,778        1,220,317
    Brown & Brown, Inc.                                                                1,116           37,051
    CNA Financial Corp.                                          (a)(b)                5,130          163,339
    Conseco, Inc.                                                (a)(b)               33,618          834,399
    Fidelity National Financial, Inc.                                                 10,951          389,089
    Fidelity National Title Group, Inc. Class A                                        2,132           48,546
    First American Corp.                                         (b)                  15,050          589,358
    Genworth Financial, Inc. Class A                                                   7,525          251,561
    Hanover Insurance Group, Inc. (The)                                                5,125          268,653
    HCC Insurance Holdings, Inc.                                 (b)                  24,137          839,968
    Lincoln National Corp.                                                            32,548        1,776,795
    Markel Corp.                                                 (a)(b)                1,135          383,267
    Mercury General Corp.                                                              3,879          212,957
    Nationwide Financial Services, Inc. Class A                                       12,676          545,322
    Old Republic International Corp.                                                  50,827        1,109,045
    Philadelphia Consolidated Holding Corp.                      (a)                  11,433          390,323
&   Principal Financial Group, Inc.                                                   56,628        2,763,446
    Protective Life Corp.                                                             15,479          769,925
    Reinsurance Group of America, Inc.                           (b)                   5,538          261,892
    SAFECO Corp.                                                                      13,797          692,747
    StanCorp Financial Group, Inc.                                                    11,749          635,738
    Torchmark Corp.                                                                    9,502          542,564
    Transatlantic Holdings, Inc.                                                       5,011          292,893
    Unitrin, Inc.                                                                      9,039          420,404
    UnumProvident Corp.                                          (b)                  53,969        1,105,285
    W.R. Berkley Corp.                                                                23,744        1,378,577
                                                                                               --------------
                                                                                                   23,706,559
                                                                                               --------------

    INTERNET SOFTWARE & SERVICES (0.1%)
    VeriSign, Inc.                                               (a)                   9,743          233,735
                                                                                               --------------
    IT SERVICES (3.2%)
    Affiliated Computer Services, Inc. Class A                   (a)                   3,823          228,080
    CACI International, Inc.                                     (a)                   4,376          287,722
    Ceridian Corp.                                               (a)                  33,219          845,424
    CheckFree Corp.                                              (a)                   3,399          171,650
    Computer Sciences Corp.                                      (a)                  42,636        2,368,430
    Convergys Corp.                                              (a)                   4,839           88,118
    DST Systems, Inc.                                            (a)                   9,658          559,585
    Electronic Data Systems Corp.                                                     55,124        1,478,977
    Fiserv, Inc.                                                 (a)                  26,928        1,145,786
    Global Payments, Inc.                                                              4,335          229,798
    Hewitt Associates, Inc. Class A                              (a)                   7,218          214,663
    Iron Mountain, Inc.                                          (a)                  11,237          457,795
    Paychex, Inc.                                                                     19,960          831,534
    Sabre Holdings Corp. Class A                                 (b)                   4,569          107,509
                                                                                               --------------
                                                                                                    9,015,071
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (0.3%)
    Eastman Kodak Co.                                                                 11,342          322,566
    Hasbro, Inc.                                                                      24,159          509,755
    Marvel Entertainment, Inc.                                   (a)(b)                4,738           95,329
                                                                                               --------------
                                                                                                      927,650
                                                                                               --------------
    MACHINERY (2.3%)
    Cummins, Inc.                                                (b)                  10,279        1,080,323
    Harsco Corp.                                                                       2,847          235,219
    Joy Global, Inc.                                                                  26,684        1,594,903
    Oshkosh Truck Corp.                                                                5,874          365,598
    Parker-Hannifin Corp.                                                             26,007        2,096,424
    Terex Corp.                                                  (a)                   9,250          732,970
    Toro Co. (The)                                                                     8,106          387,062
                                                                                               --------------
                                                                                                    6,492,499
                                                                                               --------------
    MARINE (0.0%)                                                ++
    Alexander & Baldwin, Inc.                                                          1,521           72,521
                                                                                               --------------
    MEDIA (1.1%)
    Cablevision Systems Corp. New York Group Class A             (a)                   7,907          211,117
    Clear Channel Outdoor Holdings, Inc. Class A                 (a)                   5,413          126,935
    DreamWorks Animation SKG, Inc. Class A                       (a)                   2,312           61,152
    Harte-Hanks, Inc.                                                                  2,333           63,808
    John Wiley & Sons, Inc. Class A                                                    8,468          320,514
    Lamar Advertising Co.                                        (a)                   3,319          174,646
    Liberty Global, Inc. Class A                                 (a)                  44,214          905,061
    NTL, Inc.                                                                         26,273          764,807
    R.H. Donnelley Corp.                                         (a)                   7,896          459,784
    Regal Entertainment Group Class A                            (b)                   4,779           89,893
    Westwood One, Inc.                                                                 2,644           29,190
                                                                                               --------------
                                                                                                    3,206,907
                                                                                               --------------
    METALS & MINING (3.9%)
    Allegheny Technologies, Inc.                                                      18,079        1,106,073
    Freeport-McMoRan Copper & Gold, Inc. Class B                                      39,830        2,380,639
&   Nucor Corp.                                                  (b)                  30,592        3,205,736
&   Phelps Dodge Corp.                                                                38,447        3,096,137
    Southern Copper Corp.                                        (b)                   5,751          485,844
    United States Steel Corp.                                    (b)                  10,963          665,235
                                                                                               --------------
                                                                                                   10,939,664
                                                                                               --------------
    MULTILINE RETAIL (1.6%)
    Dollar Tree Stores, Inc.                                     (a)                  16,827          465,603
    J.C. Penney Co., Inc.                                                             38,764        2,341,733
    Nordstrom, Inc.                                                                   40,174        1,574,017

    Saks, Inc.                                                   (a)                   8,469          163,452
                                                                                               --------------
                                                                                                    4,544,805
                                                                                               --------------
    MULTI-UTILITIES (2.7%)
    Alliant Energy Corp.                                         (b)                  17,206          541,473
    Ameren Corp.                                                                       6,753          336,434
    Centerpoint Energy, Inc.                                                          66,986          799,143
    CMS Energy Corp.                                             (a)                  12,680          164,206
    KeySpan Corp.                                                                      2,224           90,895
    MDU Resources Group, Inc.                                                          4,061          135,840
&   PG&E Corp.                                                                        72,110        2,805,079
    Public Service Enterprise Group, Inc.                                              6,650          425,866
    SCANA Corp.                                                                       20,725          813,249
    Vectren Corp.                                                                        398           10,499
    Wisconsin Energy Corp.                                                             4,035          161,360
    Xcel Energy, Inc.                                            (b)                  74,155        1,345,913
                                                                                               --------------
                                                                                                    7,629,957
                                                                                               --------------
    OFFICE ELECTRONICS (0.2%)
    Xerox Corp.                                                  (a)(b)               33,360          507,072
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (5.5%)
    Amerada Hess Corp.                                                                 5,893          839,163
    Arch Coal, Inc.                                                                    4,296          326,238
    Consol Energy, Inc.                                                                5,779          428,571
    Denbury Resources, Inc.                                      (a)(b)                3,732          118,192
    EOG Resources, Inc.                                                               24,849        1,789,128
    Forest Oil Corp.                                             (a)(b)                3,545          131,803
    Kerr-McGee Corp.                                                                  25,359        2,421,277
    Kinder Morgan, Inc.                                                                6,315          580,917
    Newfield Exploration Co.                                     (a)                  17,238          722,272
    Peabody Energy Corp.                                                              36,650        1,847,527
    Pioneer Natural Resources Co.                                                     24,325        1,076,381
    Plains Exploration & Production Co.                          (a)                   2,583           99,807
    Pogo Producing Co.                                                                 2,120          106,530
    Southwestern Energy Co.                                      (a)                  24,648          793,419
    Sunoco, Inc.                                                                      30,309        2,351,069
    Tesoro Corp.                                                                      15,032        1,027,287
    Williams Cos., Inc. (The)                                                         37,550          803,195
                                                                                               --------------
                                                                                                   15,462,776
                                                                                               --------------
    PAPER & FOREST PRODUCTS (0.2%)
    Louisiana-Pacific Corp.                                      (b)                  20,401          554,907
                                                                                               --------------
    PHARMACEUTICALS (1.5%)
    Allergan, Inc.                                                                     8,153          884,601
    Endo Pharmaceuticals Holdings, Inc.                          (a)                   9,575          314,156
    Forest Laboratories, Inc.                                    (a)                  21,933          978,870
    King Pharmaceuticals, Inc.                                   (a)                  53,628          925,083
    Kos Pharmaceuticals, Inc.                                    (a)                     446           21,305
    Mylan Laboratories, Inc.                                                          24,914          582,988
    Watson Pharmaceuticals, Inc.                                 (a)(b)               19,029          546,893
                                                                                               --------------
                                                                                                    4,253,896
                                                                                               --------------
    REAL ESTATE (4.3%)
    Apartment Investment & Management Co. Class A                                      3,481          163,259
    Arden Realty, Inc.                                                                 7,162          323,221
    Avalonbay Communities, Inc.                                                        4,940          538,954
    Boston Properties, Inc.                                                           23,975        2,235,669
    BRE Properties, Inc. Class A                                                       4,108          230,048
    CarrAmerica Realty Corp.                                                             743           33,145
    CB Richard Ellis Group, Inc. Class A                         (a)                  11,149          899,724
    CBL & Associates Properties, Inc.                                                  4,666          198,072
    Crescent Real Estate Equities Co.                                                    955           20,122
    Duke Realty Corp.                                                                 26,528        1,006,738
    Equity Office Properties Trust                                                     1,135           38,113
    Equity Residential                                                                 4,112          192,400

    Essex Property Trust, Inc.                                                         2,609          283,677
    Federal Realty Investment Trust                                                    1,735          130,472
    Forest City Enterprises, Inc. Class A                                              2,289          107,926
    Health Care Property Investors, Inc.                         (b)                   4,659          132,316
    Host Marriott Corp.                                          (b)                  37,560          803,784
    Kimco Realty Corp.                                                                46,171        1,876,389
    New Plan Excel Realty Trust                                  (b)                   7,611          197,429
    ProLogis                                                                           5,767          308,535
    Rayonier, Inc.                                                                     7,020          320,042
    Shurgard Storage Centers, Inc. Class A                                            30,320        2,020,222
    Trizec Properties, Inc.                                                            3,210           82,593
    Weingarten Realty Investors                                                        1,733           70,620
                                                                                               --------------
                                                                                                   12,213,470
                                                                                               --------------
    ROAD & RAIL (2.1%)
    CNF, Inc.                                                                          7,133          356,222
    CSX Corp.                                                                         23,127        1,382,995
    Laidlaw International, Inc.                                                       13,657          371,470
    Landstar System, Inc.                                                              6,370          281,044
&   Norfolk Southern Corp.                                                            66,396        3,590,032
                                                                                               --------------
                                                                                                    5,981,763
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
    ADE Corp.                                                    (a)                   3,565          109,160
    Advanced Micro Devices, Inc.                                 (a)                  39,872        1,322,156
    Analog Devices, Inc.                                                              50,990        1,952,407
    Broadcom Corp. Class A                                       (a)                  25,979        1,121,254
    Freescale Semiconductor, Inc. Class B                        (a)                  56,721        1,575,142
    Intersil Corp. Class A                                                            25,021          723,607
    Lam Research Corp.                                           (a)(b)               30,802        1,324,486
    LSI Logic Corp.                                              (a)(b)               70,365          813,419
    MEMC Electronic Materials, Inc.                              (a)                   9,326          344,316
    Micron Technology, Inc.                                      (a)                 109,724        1,615,137
    National Semiconductor Corp.                                                      77,749        2,164,532
    Novellus Systems, Inc.                                       (a)                  15,257          366,168
    NVIDIA Corp.                                                 (a)                  31,278        1,790,978
                                                                                               --------------
                                                                                                   15,222,762
                                                                                               --------------
    SOFTWARE (4.2%)
    Autodesk, Inc.                                               (a)                  29,965        1,154,252
    BEA Systems, Inc.                                            (a)                  43,672          573,413
    BMC Software, Inc.                                           (a)                  49,246        1,066,668
    Cadence Design Systems, Inc.                                 (a)(b)               47,481          877,924
    Citrix Systems, Inc.                                         (a)                  31,735        1,202,757
    Compuware Corp.                                              (a)                  83,785          656,037
    Fair Isaac Corp.                                                                  15,004          594,458
    Hyperion Solutions Corp.                                     (a)                   6,508          212,161
    Intuit, Inc.                                                 (a)                  35,301        1,877,660
    McAfee, Inc.                                                 (a)                  22,917          557,571
    Novell, Inc.                                                 (a)(b)               69,489          533,676
    Oracle Corp.                                                 (a)                   8,924          122,170
    Red Hat, Inc.                                                (a)(b)               39,176        1,096,144
    Reynolds & Reynolds Co. (The) Class A                                             13,961          396,492
    Salesforce.com, Inc.                                         (a)(b)                7,729          280,795
    Sybase, Inc.                                                 (a)                   6,085          128,515
    Synopsys, Inc.                                               (a)                  30,531          682,368
                                                                                               --------------
                                                                                                   12,013,061
                                                                                               --------------
    SPECIALTY RETAIL (3.0%)
    Abercrombie & Fitch Co. Class A                                                    2,993          174,492
    Advance Auto Parts, Inc.                                                           3,691          153,693
    AnnTaylor Stores Corp.                                       (a)                  13,834          508,953
    AutoNation, Inc.                                             (a)(b)               13,085          281,982
    AutoZone, Inc.                                               (a)                   4,192          417,900
    Barnes & Noble, Inc.                                                              11,026          509,953
    Circuit City Stores, Inc.                                    (b)                  40,954        1,002,554
    Claire's Stores, Inc.                                                             19,648          713,419

    Men's Wearhouse, Inc. (The)                                                        1,680           60,379
    Michaels Stores, Inc.                                                              1,367           51,372
    Office Depot, Inc.                                           (a)                  69,508        2,588,478
    RadioShack Corp.                                                                   5,562          106,957
    Rent-A-Center, Inc.                                          (a)                   5,741          146,912
    Ross Stores, Inc.                                                                 21,835          637,364
    Sherwin-Williams Co. (The)                                                        18,993          939,014
    Tiffany & Co.                                                                      4,781          179,479
                                                                                               --------------
                                                                                                    8,472,901
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.2%)
    Columbia Sportswear Co.                                      (a)(b)                2,806          149,644
    Jones Apparel Group, Inc.                                                          4,764          168,503
    Polo Ralph Lauren Corp.                                                            1,957          118,614
                                                                                               --------------
                                                                                                      436,761
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (0.7%)
    Downey Financial Corp.                                       (b)                   1,620          109,026
    Independence Community Bank Corp.                                                  5,635          234,867
    MGIC Investment Corp.                                                              3,273          218,080
    PMI Group, Inc. (The)                                                              3,264          149,883
    Radian Group, Inc.                                                                19,189        1,156,137
                                                                                               --------------
                                                                                                    1,867,993
                                                                                               --------------
    TOBACCO (0.6%)
    Loews Corp.- Carolina Group                                                       15,094          713,493
    Reynolds American, Inc.                                      (b)                  10,221        1,078,316
                                                                                               --------------
                                                                                                    1,791,809
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (0.4%)
    MSC Industrial Direct Co. Class A                                                  8,702          470,082
    W.W. Grainger, Inc.                                                                9,224          695,028
                                                                                               --------------
                                                                                                    1,165,110
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    American Tower Corp. Class A                                 (a)                  13,820          419,022
    Crown Castle International Corp.                             (a)                  48,599        1,377,782
    Nextel Partners, Inc. Class A                                (a)                   7,576          214,552
    United States Cellular Corp.                                 (a)                     539           31,995
                                                                                               --------------
                                                                                                    2,043,351
                                                                                               --------------
    Total Common Stocks
       (Cost $233,795,384)                                                                        281,341,948
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.3%)
    S&P MidCap 400 Index - MidCap SPDR Trust Series 1            (b)(c)                6,633          960,790
                                                                                               --------------
    Total Investment Company
       (Cost $851,385)                                                                                960,790
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (10.2%)
    COMMERCIAL PAPER (3.3%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $  1,635,786        1,635,786
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)                 834,177          834,177
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                 417,088          417,088
    Fairway Finance
       4.739%, due 4/20/06                                       (d)                 625,633          625,633
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)               1,035,016        1,035,016

    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)                 625,632          625,632
       4.853%, due 4/4/06                                        (d)                 583,924          583,924
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)                 834,177          834,177
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)                 625,633          625,633
    Liberty Street
       4.71%, due 4/17/06                                        (d)                 616,667          616,667
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)                 834,177          834,177
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)                 625,632          625,632
                                                                                               --------------
    Total Commercial Paper
       (Cost $9,293,542)                                                                            9,293,542
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (d)                 120,813          120,813
                                                                                               --------------
    Total Investment Company
       (Cost $120,813)                                                                                120,813
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $846,765
       (Collateralized by various bonds with a Principal
       Amount of $872,257 and Market Value of $873,424)          (d)            $    846,414          846,414
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $846,414)                                                                                846,414
                                                                                               --------------
    TIME DEPOSITS (6.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)               1,668,353        1,668,353
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)            1,668,353        1,668,353
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)               1,459,809        1,459,809
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)               1,605,790        1,605,790
    Barclays
       4.75%, due 4/21/06                                        (d)               1,668,353        1,668,353
    Calyon
       4.65%, due 4/7/06                                         (d)               1,459,809        1,459,809
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (d)               1,251,265        1,251,265
    Fortis Bank
       4.74%, due 4/20/06                                        (d)                 834,177          834,177
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)                 834,177          834,177
    Societe Generale
       4.73%, due 5/9/06                                         (d)               1,251,265        1,251,265
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)               1,459,809        1,459,809
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)               1,668,353        1,668,353
    UBS AG
       4.585%, due 4/3/06                                        (d)               1,876,898        1,876,898
                                                                                               --------------
    Total Time Deposits
       (Cost $18,706,411)                                                                          18,706,411
                                                                                               --------------
    Total Short-Term Investments
       (Cost $28,967,180)                                                                          28,967,180
                                                                                               --------------

    Total Investments
       (Cost $263,613,949)                                       (f)                   109.8%     311,269,918(g)
    Liabilities in Excess of
       Cash and Other Assets                                                            (9.8)     (27,859,848)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  283,410,070
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f)  The cost for federal income tax purposes is $263,922,424.

(g) At March 31, 2006 net unrealized appreciation was $47,347,494, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $49,109,908 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,762,414.

MAINSTAY VP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                    SHARES          VALUE
                                                                                ------------   --------------
    COMMON STOCKS (97.8%)                                        +
    AEROSPACE & DEFENSE (2.8%)
    Alliant Techsystems, Inc.                                    (a)                  74,300   $    5,733,731
    L-3 Communications Holdings, Inc.                                                 46,100        3,954,919
                                                                                               --------------
                                                                                                    9,688,650
                                                                                               --------------
    AUTOMOBILES (0.7%)
    Winnebago Industries, Inc.                                   (b)                  74,900        2,272,466
                                                                                               --------------
    BIOTECHNOLOGY (3.1%)
    Cephalon, Inc.                                               (a)(b)               46,400        2,795,600
    Invitrogen Corp.                                             (a)(b)               47,700        3,345,201
    MannKind Corp.                                               (a)(b)              225,300        4,605,132
                                                                                               --------------
                                                                                                   10,745,933
                                                                                               --------------
    BUILDING PRODUCTS (2.6%)
    Lennox International, Inc.                                                       106,700        3,186,062
    Simpson Manufacturing Co., Inc.                                                  134,600        5,828,180
                                                                                               --------------
                                                                                                    9,014,242
                                                                                               --------------
    CAPITAL MARKETS (1.8%)
&   Affiliated Managers Group, Inc.                              (a)(b)               59,150        6,305,981
                                                                                               --------------
    CHEMICALS (1.3%)
    Scotts Miracle-Gro Co. (The) Class A                                             100,400        4,594,304
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (0.1%)
    Avocent Corp.                                                (a)                  15,200          482,448
                                                                                               --------------
    COMPUTERS & PERIPHERALS (0.7%)
    QLogic Corp.                                                 (a)                 125,800        2,434,230
                                                                                               --------------
    CONSTRUCTION & ENGINEERING (1.5%)
    Fluor Corp.                                                                       59,300        5,087,940
                                                                                               --------------
    CONSTRUCTION MATERIALS (2.6%)
&   Eagle Materials, Inc.                                        (b)                 135,567        8,643,752
    Eagle Materials, Inc. Class B                                                      7,743          493,926
                                                                                               --------------
                                                                                                    9,137,678
                                                                                               --------------
    CONSUMER FINANCE (0.9%)
    Capital One Financial Corp.                                                       38,300        3,083,916
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Amphenol Corp. Class A                                                            41,700        2,175,906
    CDW Corp.                                                    (b)                  21,900        1,288,815
                                                                                               --------------
                                                                                                    3,464,721
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (4.8%)
    Atwood Oceanics, Inc.                                        (a)                  58,600        5,919,186
    ENSCO International, Inc.                                                         94,600        4,867,170
&   National-Oilwell Varco, Inc.                                 (a)                  92,500        5,931,100
                                                                                               --------------
                                                                                                   16,717,456
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (4.9%)
    Cooper Cos., Inc. (The)                                      (b)                  48,800        2,636,664
    Cytyc Corp.                                                  (a)                 124,200        3,499,956
    Fisher Scientific International, Inc.                        (a)                  35,400        2,408,970
    Hospira, Inc.                                                (a)                  84,800        3,346,208
    Varian Medical Systems, Inc.                                 (a)                  86,300        4,846,608

                                                                                               --------------
                                                                                                   16,738,406
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (10.4%)
    Caremark Rx, Inc.                                            (a)                  59,100        2,906,538
&   Coventry Health Care, Inc.                                   (a)                 122,750        6,626,045
    Health Net, Inc.                                             (a)                  89,000        4,522,980
    Henry Schein, Inc.                                           (a)(b)               71,000        3,398,060
    Omnicare, Inc.                                               (b)                  94,200        5,180,058
    Pharmaceutical Product Development, Inc.                                         133,100        4,606,591
    Quest Diagnostics, Inc.                                                           58,000        2,975,400
    Sierra Health Services, Inc.                                 (a)                 134,900        5,490,430
                                                                                               --------------
                                                                                                   35,706,102
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (4.4%)
    Boyd Gaming Corp.                                                                 87,200        4,354,768
    Las Vegas Sands Corp.                                        (a)(b)               88,300        5,003,078
    Penn National Gaming, Inc.                                   (a)                 136,300        5,749,134
                                                                                               --------------
                                                                                                   15,106,980
                                                                                               --------------
    HOUSEHOLD DURABLES (11.7%)
    Centex Corp.                                                                      47,700        2,956,923
    D.R. Horton, Inc.                                                                125,800        4,179,076
    Garmin, Ltd.                                                 (b)                  64,200        5,099,406
    Harman International Industries, Inc.                                             39,200        4,356,296
    Hovnanian Enterprises, Inc. Class A                          (a)(b)               67,800        2,978,454
    KB HOME                                                      (b)                  67,200        4,366,656
    Lennar Corp. Class A                                                              50,200        3,031,076
    M.D.C. Holdings, Inc.                                        (b)                  46,938        3,018,583
    Mohawk Industries, Inc.                                      (a)                  36,900        2,978,568
    Ryland Group, Inc.                                           (b)                  55,400        3,844,760
    Stanley Works (The)                                                               68,100        3,449,946
                                                                                               --------------
                                                                                                   40,259,744
                                                                                               --------------
    INSURANCE (2.7%)
    LandAmerica Financial Group, Inc.                            (b)                  61,400        4,165,990
    W.R. Berkley Corp.                                                                90,000        5,225,400
                                                                                               --------------
                                                                                                    9,391,390
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (0.7%)
    VeriSign, Inc.                                               (a)(b)               99,400        2,384,606
                                                                                               --------------
    IT SERVICES (0.9%)
    Affiliated Computer Services, Inc. Class A                   (a)                  54,400        3,245,504
                                                                                               --------------
    MACHINERY (6.1%)
    Joy Global, Inc.                                                                  81,300        4,859,301
    Oshkosh Truck Corp.                                                               87,600        5,452,224
&   Terex Corp.                                                  (a)                  75,400        5,974,696
    Toro Co. (The)                                                                    99,200        4,736,800
                                                                                                 ------------
                                                                                                   21,023,021
                                                                                                 ------------
    METALS & MINING (5.9%)
&   Allegheny Technologies, Inc.                                                     118,700        7,262,066
&   Commercial Metals Co.                                                            125,000        6,686,250
    Oregon Steel Mills, Inc.                                     (a)                  96,500        4,937,905
    Steel Dynamics, Inc.                                                              27,200        1,543,056
                                                                                               --------------
                                                                                                   20,429,277
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (11.4%)
&   Arch Coal, Inc.                                                                  101,600        7,715,504
    Holly Corp.                                                                       64,200        4,758,504
    Massey Energy Co.                                            (b)                 105,600        3,808,992
    Newfield Exploration Co.                                     (a)                 112,300        4,705,370
&   Peabody Energy Corp.                                                             227,800       11,483,398
&   Tesoro Corp.                                                 (b)                  97,800        6,683,652
                                                                                               --------------
                                                                                                   39,155,420
                                                                                               --------------
    PHARMACEUTICALS (1.3%)
    Endo Pharmaceuticals Holdings, Inc.                          (a)                 138,400        4,540,904
                                                                                               --------------

    REAL ESTATE (1.2%)
    St. Joe Co. (The)                                            (b)                  66,400        4,172,576
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
    Altera Corp.                                                 (a)                  49,100        1,013,424
                                                                                               --------------
    SOFTWARE (3.3%)
    Activision, Inc.                                             (a)                 219,966        3,033,331
    Amdocs, Ltd.                                                 (a)                  30,800        1,110,648
    Autodesk, Inc.                                               (a)                  96,400        3,713,328
    FactSet Research Systems, Inc.                                                    81,000        3,592,350
                                                                                               --------------
                                                                                                   11,449,657
                                                                                               --------------
    SPECIALTY RETAIL (5.4%)
    American Eagle Outfitters, Inc.                                                  161,000        4,807,460
    Chico's FAS, Inc.                                            (a)                 140,900        5,726,176
    Michaels Stores, Inc.                                                             98,400        3,697,872
    Sherwin-Williams Co. (The)                                                        86,200        4,261,728
                                                                                               --------------
                                                                                                   18,493,236
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.4%)
    Coach, Inc.                                                  (a)                 137,500        4,754,750
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (1.9%)
    Fremont General Corp.                                        (b)                  91,500        1,972,740
    IndyMac Bancorp, Inc.                                        (b)                 111,200        4,551,416
                                                                                               --------------
                                                                                                    6,524,156
                                                                                               --------------
    Total Common Stocks
       (Cost $232,673,505)                                                                        337,419,118
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (20.9%)
    COMMERCIAL PAPER (7.7%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (c)            $  3,765,467        3,765,467
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (c)               1,920,218        1,920,218
    Compass Securitization
       4.78%, due 4/24/06                                        (c)                 960,109          960,109
    Fairway Finance
       4.739%, due 4/20/06                                       (c)               1,440,163        1,440,163
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (c)               2,382,537        2,382,537
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (c)               1,440,163        1,440,163
       4.853%, due 4/4/06                                        (c)               1,344,152        1,344,152
    Greyhawk Funding
       4.732%, due 4/20/06                                       (c)               1,920,218        1,920,218
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (c)               1,440,163        1,440,163
    Liberty Street
       4.71%, due 4/17/06                                        (c)               1,419,525        1,419,525
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (c)               1,920,218        1,920,218
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (c)               1,440,163        1,440,163
    UBS Americas, Inc.
       4.83%, due 4/3/06                                                           5,270,000        5,268,586
                                                                                               --------------
    Total Commercial Paper
       (Cost $26,661,682)                                                                          26,661,682
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.1%)

    BGI Institutional Money Market Fund                          (c)                 278,103          278,103
                                                                                               --------------
    Total Investment Company
       (Cost $278,103)                                                                                278,103
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,949,195
       (Collateralized by various bonds with a
       Principal Amount of $2,007,876 and Market
       Value of $2,010,562)                                      (c)            $  1,948,387        1,948,387
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,948,387)                                                                            1,948,387
                                                                                               --------------
    TIME DEPOSITS (12.5%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (c)               3,840,435        3,840,435
    Bank of America
       4.77%, due 5/26/06                                        (c)(d)            3,840,435        3,840,435
    Bank of Montreal
       4.78%, due 5/8/06                                         (c)               3,360,381        3,360,381
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (c)               3,696,419        3,696,419
    Barclays
       4.75%, due 4/21/06                                        (c)               3,840,435        3,840,435
    Calyon
       4.65%, due 4/7/06                                         (c)               3,360,381        3,360,381
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (c)               2,880,327        2,880,327
    Fortis Bank
       4.74%, due 4/20/06                                        (c)               1,920,218        1,920,218
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (c)               1,920,218        1,920,218
    Societe Generale
       4.73%, due 5/9/06                                         (c)               2,880,327        2,880,327
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (c)               3,360,381        3,360,381
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (c)               3,840,435        3,840,435
    UBS AG
       4.585%, due 4/3/06                                        (c)               4,320,490        4,320,490
                                                                                               --------------
    Total Time Deposits
       (Cost $43,060,882)                                                                          43,060,882
                                                                                               --------------
    Total Short-Term Investments
       (Cost $71,949,054)                                                                          71,949,054
                                                                                               --------------
    Total Investments
       (Cost $304,622,559)                                       (e)                   118.7%     409,368,172(f)
    Liabilities in Excess of
       Cash and Other Assets                                                           (18.7)     (64,392,010)
                                                                                  ----------   --------------
    Net Assets                                                                         100.0%  $  344,976,162
                                                                                  ==========   ==============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(e)  The cost for federal income tax purposes is $305,059,171.

(f)  At March 31, 2006 net unrealized appreciation was

     $104,309,001, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $106,404,672 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,095,671.

MAINSTAY VP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (91.9%)                                        +
    AEROSPACE & DEFENSE (1.7%)
    Raytheon Co.                                                                     167,100   $    7,659,864
                                                                                               --------------
    AUTO COMPONENTS (1.9%)
    TRW Automotive Holdings Corp.                                (a)(b)              365,100        8,506,830
                                                                                               --------------
    BUILDING PRODUCTS (1.8%)
    American Standard Cos., Inc.                                                     193,700        8,301,982
                                                                                               --------------
    CHEMICALS (4.1%)
    Arch Chemicals, Inc.                                                             172,800        5,253,120
    Chemtura Corp.                                               (b)                 698,900        8,233,042
    Olin Corp.                                                                       229,275        4,922,534
                                                                                               --------------
                                                                                                   18,408,696
                                                                                               --------------
    COMMERCIAL BANKS (7.0%)
    Compass Bancshares, Inc.                                                         156,970        7,944,252
    KeyCorp                                                                          246,800        9,082,240
    Marshall & Ilsley Corp.                                      (b)                 166,173        7,241,819
    North Fork Bancorporation, Inc.                                                  262,600        7,570,758
                                                                                               --------------
                                                                                                   31,839,069
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (2.1%)
    Pitney Bowes, Inc.                                           (b)                 217,800        9,350,154
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (1.6%)
    Lucent Technologies, Inc.                                    (a)(b)            2,323,800        7,087,590
                                                                                               --------------
    CONTAINERS & PACKAGING (2.8%)
    Owens-Illinois, Inc.                                         (a)                 444,600        7,722,702
    Temple-Inland, Inc.                                                              106,800        4,757,940
                                                                                               --------------
                                                                                                   12,480,642
                                                                                               --------------
    DIVERSIFIED CONSUMER SERVICES (1.6%)
    H&R Block, Inc.                                              (b)                 324,300        7,021,095
                                                                                               --------------
    ELECTRIC UTILITIES (2.8%)
    Entergy Corp.                                                                     74,200        5,115,348
    PPL Corp.                                                                        261,600        7,691,040
                                                                                               --------------
                                                                                                   12,806,388
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
&   Molex, Inc. Class A                                                              488,300       14,512,276
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (11.8%)
    Diamond Offshore Drilling, Inc.                              (b)                  69,800        6,247,100
&   ENSCO International, Inc.                                                        249,700       12,847,065
&   GlobalSantaFe Corp.                                                              171,700       10,430,775
    Pride International, Inc.                                    (a)                 150,500        4,692,590
&   Rowan Cos., Inc.                                                                 232,000       10,198,720
    Transocean, Inc.                                             (a)                 112,500        9,033,750
                                                                                               --------------
                                                                                                   53,450,000
                                                                                               --------------
    FOOD & STAPLES RETAILING (2.7%)
&   Kroger Co. (The)                                             (a)                 611,100       12,441,996
                                                                                               --------------
    FOOD PRODUCTS (4.6%)
&   Cadbury Schweppes PLC, ADR                                   (b)(c)              299,300       11,972,000
    General Mills, Inc.                                                              161,600        8,189,888
    J.M. Smucker Co. (The)                                                            15,800          627,260

                                                                                               --------------
                                                                                                   20,789,148
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (1.9%)
    Apria Healthcare Group, Inc.                                 (a)                  85,800        1,971,684
    Universal Health Services, Inc. Class B                      (b)                 134,300        6,821,097
                                                                                               --------------
                                                                                                    8,792,781
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    Constellation Energy Group, Inc.                                                  53,500        2,926,985
                                                                                               --------------
    INSURANCE (5.7%)
&   Genworth Financial, Inc. Class A                                                 334,200       11,172,306
    Hartford Financial Services Group, Inc. (The)                                     99,400        8,006,670
    PartnerRe, Ltd.                                                                  109,200        6,780,228
                                                                                               --------------
                                                                                                   25,959,204
                                                                                               --------------
    IT SERVICES (2.2%)
    Computer Sciences Corp.                                      (a)(b)              179,100        9,949,005
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Mattel, Inc.                                                                     250,800        4,547,004
                                                                                               --------------
    MACHINERY (2.5%)
    AGCO Corp.                                                   (a)(b)              259,400        5,379,956
    Navistar International Corp.                                 (a)                  68,580        1,891,437
    Timken Co. (The)                                                                 127,500        4,114,425
                                                                                               --------------
                                                                                                   11,385,818
                                                                                               --------------
    MEDIA (4.1%)
    Gannett Co., Inc.                                                                138,000        8,268,960
    Regal Entertainment Group Class A                            (b)                 150,400        2,829,024
    Tribune Co.                                                                      281,200        7,713,316
                                                                                               --------------
                                                                                                   18,811,300
                                                                                               --------------
    METALS & MINING (1.6%)
    Inco, Ltd.                                                   (b)                 148,900        7,428,621
                                                                                               --------------
    MULTI-UTILITIES (3.6%)
    DTE Energy Co.                                                                   104,600        4,193,414
    PG&E Corp.                                                                       142,594        5,546,907
    Public Service Enterprise Group, Inc.                                            100,600        6,442,424
                                                                                               --------------
                                                                                                   16,182,745
                                                                                               --------------
    PAPER & FOREST PRODUCTS (4.7%)
&   Abitibi-Consolidated, Inc.                                   (b)               3,020,300       12,534,245
    Bowater, Inc.                                                (b)                 302,710        8,954,162
                                                                                               --------------
                                                                                                   21,488,407
                                                                                               --------------
    PHARMACEUTICALS (2.1%)
    Forest Laboratories, Inc.                                    (a)                 138,400        6,176,792
    Kos Pharmaceuticals, Inc.                                    (a)                  71,900        3,434,663
                                                                                               --------------
                                                                                                    9,611,455
                                                                                               --------------
    REAL ESTATE (1.6%)
    General Growth Properties, Inc.                                                   50,000        2,443,500
    Highwoods Properties, Inc.                                                       140,900        4,752,557
                                                                                               --------------
                                                                                                    7,196,057
                                                                                               --------------
    ROAD & RAIL (2.0%)
    Burlington Northern Santa Fe Corp.                                                58,800        4,899,804
    CSX Corp.                                                                         72,900        4,359,420
                                                                                               --------------
                                                                                                    9,259,224
                                                                                               --------------
    SOFTWARE (0.2%)
    BMC Software, Inc.                                           (a)(b)               39,600          857,736
                                                                                               --------------
    SPECIALTY RETAIL (1.2%)
    Gap, Inc. (The)                                                                  171,000        3,194,280
    Limited Brands, Inc.                                         (b)                  90,300        2,208,738

                                                                                               --------------
                                                                                                    5,403,018
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (6.5%)
&   PMI Group, Inc. (The)                                        (b)                 445,700       20,466,544
    Sovereign Bancorp, Inc.                                      (b)                 421,541        9,235,963
                                                                                               --------------
                                                                                                   29,702,507
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    ALLTEL Corp.                                                                      50,200        3,250,450
                                                                                               --------------
    Total Common Stocks
       (Cost $360,535,566)                                                                        417,408,047
                                                                                               --------------

    INVESTMENT COMPANY (3.7%)
&   iShares Russell Midcap Value Index Fund                      (b)(d)              124,500       16,608,300
                                                                                               --------------
    Total Investment Company
       (Cost $15,414,266)                                                                          16,608,300
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (22.1%)
    COMMERCIAL PAPER (8.2%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (e)            $  4,207,571        4,207,571
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (e)               2,145,670        2,145,670
    Compass Securitization
       4.78%, due 4/24/06                                        (e)               1,072,835        1,072,835
    Fairway Finance
       4.739%, due 4/20/06                                       (e)               1,609,252        1,609,252
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (e)               2,662,270        2,662,270
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (e)               1,609,252        1,609,252
       4.853%, due 4/4/06                                        (e)               1,501,969        1,501,969
    Greyhawk Funding
       4.732%, due 4/20/06                                       (e)               2,145,670        2,145,670
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (e)               1,609,252        1,609,252
    Liberty Street
       4.71%, due 4/17/06                                        (e)               1,586,191        1,586,191
    Merrill Lynch & Co., Inc.
       4.71%, due 4/3/06                                                           3,690,000        3,689,034
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (e)               2,145,670        2,145,670
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (e)               1,609,252        1,609,252
    UBS Americas, Inc.
       4.83%, due 4/3/06                                                           9,605,000        9,602,423
                                                                                               --------------
    Total Commercial Paper
       (Cost $37,196,311)                                                                          37,196,311
                                                                                               --------------

                                                                                    SHARES
                                                                                ------------
    INVESTMENT COMPANIES (2.8%)
    BGI Institutional Money Market Fund                          (e)                 310,755          310,755
    Merrill Lynch Funds - Premier Institutional Money
       Market Fund                                                                12,732,753       12,732,753
                                                                                               --------------
    Total Investment Companies
       (Cost $13,043,508)                                                                          13,043,508
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.

       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $2,178,050
       (Collateralized by various bonds with a Principal
       Amount of $2,243,620 and Market Value of
       $2,246,621)                                               (e)            $  2,177,146        2,177,146
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $2,177,146)                                                                            2,177,146
                                                                                               --------------
    TIME DEPOSITS (10.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (e)               4,291,340        4,291,340
    Bank of America
       4.77%, due 5/26/06                                        (e)(f)            4,291,340        4,291,340
    Bank of Montreal
       4.78%, due 5/8/06                                         (e)               3,754,922        3,754,922
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (e)               4,130,415        4,130,415
    Barclays
       4.75%, due 4/21/06                                        (e)               4,291,340        4,291,340
    Calyon
       4.65%, due 4/7/06                                         (e)               3,754,922        3,754,922
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (e)               3,218,505        3,218,505
    Fortis Bank
       4.74%, due 4/20/06                                        (e)               2,145,670        2,145,670
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (e)               2,145,670        2,145,670
    Societe Generale
       4.73%, due 5/9/06                                         (e)               3,218,505        3,218,505
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (e)               3,754,922        3,754,922
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (e)               4,291,340        4,291,340
    UBS AG
       4.585%, due 4/3/06                                        (e)               4,827,757        4,827,757
                                                                                               --------------
    Total Time Deposits
       (Cost $48,116,648)                                                                          48,116,648
                                                                                               --------------
    Total Short-Term Investments
       (Cost $100,533,613)                                                                        100,533,613
                                                                                               --------------
    Total Investments
       (Cost $476,483,445)                                       (g)                   117.7%     534,549,960(h)
    Liabilities in Excess of
       Cash and Other Assets                                                           (17.7)     (80,483,546)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  454,066,414
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(g)  The cost for federal income tax purposes is $476,468,721.

(h) At March 31, 2006 net unrealized appreciation was $58,081,239, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $69,613,905 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,532,666.

MAINSTAY VP MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
AFFILIATED INVESTMENT COMPANIES (97.4%)                          +

EQUITY FUNDS (58.7%)
MainStay VP Common Stock Portfolio                                                   158,587   $    3,599,258
MainStay VP International Equity Portfolio                                           114,220        1,788,821
MainStay VP Large Cap Growth Portfolio                                               339,057        4,114,853
MainStay VP Mid Cap Core Portfolio                                                    31,498          465,170
MainStay VP Mid Cap Growth Portfolio                                                  31,557          469,855
MainStay VP S&P 500 Index Portfolio                                                   17,220          452,951
MainStay VP Small Cap Growth Portfolio                                                 9,800          121,809
                                                                                               --------------
                                                                                                   11,012,717
                                                                                               --------------
FIXED INCOME FUNDS (38.7%)
MainStay VP Bond Portfolio                                                           416,638        5,451,683
MainStay VP Floating Rate Portfolio                                                   90,440          897,783
MainStay VP High Yield Corporate Bond Portfolio                                       91,875          902,600
                                                                                               --------------
                                                                                                    7,252,066
                                                                                               --------------
Total Affiliated Investment Companies
   (Cost $18,177,288)                                            (a)                    97.4%      18,264,783(b)
Cash and Other Assets
   Less Liabilities                                                                      2.6          494,193
                                                                                ------------   --------------
Net Assets                                                                             100.0%  $   18,758,976
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

(a) The cost stated also represents the aggregate cost for federal income tax purposes.

(b) At March 31, 2006 net unrealized appreciation was $87,495 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $112,344 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $24,849.

MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES          VALUE
                                                                                ------------   --------------
AFFILIATED INVESTMENT COMPANIES (97.7%)                          +

EQUITY FUNDS (78.4%)
MainStay VP Common Stock Portfolio                                                   204,396   $    4,638,926
MainStay VP International Equity Portfolio                                           225,126        3,525,753
MainStay VP Large Cap Growth Portfolio                                               575,889        6,989,090
MainStay VP Mid Cap Core Portfolio                                                    68,900        1,017,512
MainStay VP Mid Cap Growth Portfolio                                                  59,259          882,299
MainStay VP S&P 500 Index Portfolio                                                   25,770          677,854
MainStay VP Small Cap Growth Portfolio                                                16,303          202,644
                                                                                               --------------
                                                                                                   17,934,078
                                                                                               --------------
FIXED INCOME FUNDS (19.3%)
MainStay VP Bond Portfolio                                                           175,349        2,294,424
MainStay VP Floating Rate Portfolio                                                  107,239        1,064,550
MainStay VP High Yield Corporate Bond Portfolio                                      108,958        1,070,430
                                                                                               --------------
                                                                                                    4,429,404
                                                                                               --------------
Total Affiliated Investment Companies
   (Cost $22,157,190)                                            (a)                    97.7%      22,363,482(b)
Cash and Other Assets
   Less Liabilities                                                                      2.3          519,384
                                                                                ------------   --------------
Net Assets                                                                             100.0%  $   22,882,866
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

(a) The cost stated also represents the aggregate cost for federal income tax purposes.

(b) At March 31, 2006 net unrealized appreciation was $206,292 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $215,597 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,305.

MAINSTAY VP S&P 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (97.0%)                                        +
    AEROSPACE & DEFENSE (2.3%)
    Boeing Co. (The)                                                                  97,076   $    7,565,133
    General Dynamics Corp.                                                            48,500        3,103,030
    Goodrich Corp.                                                                    14,995          653,932
    Honeywell International, Inc.                                                    100,661        4,305,271
    L-3 Communications Holdings, Inc.                                                 14,711        1,262,057
    Lockheed Martin Corp.                                                             43,248        3,249,222
    Northrop Grumman Corp.                                                            42,552        2,905,876
    Raytheon Co.                                                                      53,971        2,474,031
    Rockwell Collins, Inc.                                                            21,182        1,193,606
    United Technologies Corp.                                                        123,031        7,132,107
                                                                                               --------------
                                                                                                   33,844,265
                                                                                               --------------
    AIR FREIGHT & LOGISTICS (1.0%)
    FedEx Corp.                                                                       36,855        4,162,404
    Ryder System, Inc.                                           (a)                   7,543          337,776
    United Parcel Service, Inc. Class B                                              132,442       10,513,246
                                                                                               --------------
                                                                                                   15,013,426
                                                                                               --------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                                            85,815        1,543,812
                                                                                               --------------
    AUTO COMPONENTS (0.1%)
    Cooper Tire & Rubber Co.                                                           7,594          108,898
    Goodyear Tire & Rubber Co. (The)                             (a)(b)               20,806          301,271
    Johnson Controls, Inc.                                                            23,249        1,765,297
                                                                                               --------------
                                                                                                    2,175,466
                                                                                               --------------
    AUTOMOBILES (0.3%)
    Ford Motor Co.                                               (a)                 224,409        1,786,296
    General Motors Corp.                                         (a)                  68,281        1,452,337
    Harley-Davidson, Inc.                                                             33,234        1,724,180
                                                                                               --------------
                                                                                                    4,962,813
                                                                                               --------------
    BEVERAGES (2.0%)
    Anheuser-Busch Cos., Inc.                                                         94,097        4,024,529
    Brown-Forman Corp. Class B                                                        10,029          771,932
    Coca-Cola Co. (The)                                          (c)                 250,030       10,468,756
    Coca-Cola Enterprises, Inc.                                                       36,388          740,132
    Constellation Brands, Inc. Class A                           (b)                  23,206          581,310
    Molson Coors Brewing Co. Class B                                                   6,890          472,792
    Pepsi Bottling Group, Inc. (The)                                                  16,747          508,941
    PepsiCo, Inc.                                                                    200,708       11,598,915
                                                                                               --------------
                                                                                                   29,167,307
                                                                                               --------------
    BIOTECHNOLOGY (1.4%)
    Amgen, Inc.                                                  (b)                 141,568       10,299,072
    Applera Corp.-Applied BioSystems Group                                            23,388          634,750
    Biogen Idec, Inc.                                            (b)                  41,725        1,965,248
    Chiron Corp.                                                 (b)                  13,243          606,662
    Genzyme Corp.                                                (b)                  31,265        2,101,633
    Gilead Sciences, Inc.                                        (a)(b)               55,973        3,482,640
    MedImmune, Inc.                                              (b)                  30,917        1,130,944
                                                                                               --------------
                                                                                                   20,220,949
                                                                                               --------------
    BUILDING PRODUCTS (0.2%)
    American Standard Cos., Inc.                                                      22,082          946,435
    Masco Corp.                                                  (a)                  51,198        1,663,423
                                                                                               --------------
                                                                                                    2,609,858
                                                                                               --------------

                                                                                               --------------
    CAPITAL MARKETS (3.4%)
    Ameriprise Financial, Inc.                                                        30,346        1,367,373
    Bank of New York Co., Inc. (The)                                                  93,960        3,386,318
    Bear Stearns Cos., Inc. (The)                                                     14,511        2,012,676
    Charles Schwab Corp. (The)                                                       125,414        2,158,375
    E*TRADE Financial Corp.                                      (b)                  50,593        1,364,999
    Federated Investors, Inc. Class B                                                 10,245          400,067
    Franklin Resources, Inc.                                                          18,569        1,749,943
    Goldman Sachs Group, Inc. (The)                                                   52,916        8,305,695
    Janus Capital Group, Inc.                                                         26,050          603,578
    Lehman Brothers Holdings, Inc.                                                    32,831        4,745,064
    Mellon Financial Corp.                                                            50,349        1,792,424
    Merrill Lynch & Co., Inc.                                    (a)                 111,267        8,763,389
    Morgan Stanley                                                                   130,229        8,180,986
    Northern Trust Corp.                                                              22,355        1,173,637
    State Street Corp.                                                                40,663        2,457,265
    T. Rowe Price Group, Inc.                                                         15,791        1,235,014
                                                                                               --------------
                                                                                                   49,696,803
                                                                                               --------------
    CHEMICALS (1.5%)
    Air Products & Chemicals, Inc.                                                    27,011        1,814,869
    Ashland, Inc.                                                                      8,951          636,237
    Dow Chemical Co. (The)                                                           117,203        4,758,442
    E.I. du Pont de Nemours & Co.                                                    111,517        4,707,133
    Eastman Chemical Co.                                                               9,795          501,308
    Ecolab, Inc.                                                                      22,237          849,453
    Engelhard Corp.                                                                   14,524          575,296
    Hercules, Inc.                                               (b)                  13,223          182,477
    International Flavors & Fragrances, Inc.                                          10,626          364,684
    Monsanto Co.                                                                      32,674        2,769,122
    PPG Industries, Inc.                                                              20,644        1,307,797
    Praxair, Inc.                                                                     38,969        2,149,140
    Rohm & Haas Co.                                                                   17,584          859,330
    Sigma-Aldrich Corp.                                          (a)                   8,138          535,399
    Tronox, Inc. Class B                                         (b)                   2,823           47,969
                                                                                               --------------
                                                                                                   22,058,656
                                                                                               --------------
    COMMERCIAL BANKS (5.7%)
    AmSouth Bancorporation                                       (a)                  42,221        1,142,078
&   Bank of America Corp.                                                            562,784       25,629,183
    BB&T Corp.                                                                        65,524        2,568,541
    Comerica, Inc.                                                                    20,235        1,173,023
    Compass Bancshares, Inc.                                                          15,045          761,427
    Fifth Third Bancorp                                          (a)                  67,164        2,643,575
    First Horizon National Corp.                                                      15,301          637,287
    Huntington Bancshares, Inc.                                  (a)                  30,665          739,946
    KeyCorp                                                                           49,376        1,817,037
    M&T Bank Corp.                                                                     9,708        1,108,071
    Marshall & Ilsley Corp.                                                           25,432        1,108,327
    National City Corp.                                          (a)                  66,682        2,327,202
    North Fork Bancorporation, Inc.                                                   57,769        1,665,480
    PNC Financial Services Group, Inc. (The)                                          35,323        2,377,591
    Regions Financial Corp.                                                           55,269        1,943,811
    SunTrust Banks, Inc.                                                              44,909        3,267,579
    Synovus Financial Corp.                                                           37,955        1,028,201
    U.S. Bancorp                                                                     218,446        6,662,603
    Wachovia Corp.                                                                   197,465       11,067,913
    Wells Fargo & Co.                                                                203,043       12,968,356
    Zions Bancorporation                                                              12,637        1,045,459
                                                                                               --------------
                                                                                                   83,682,690
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Allied Waste Industries, Inc.                                (a)(b)               26,367          322,732
    Avery Dennison Corp.                                                              13,357          781,117
    Cendant Corp.                                                                    122,260        2,121,211
    Cintas Corp.                                                                      16,628          708,685
    Equifax, Inc.                                                                     16,048          597,628

    Monster Worldwide, Inc.                                      (b)                  15,335          764,603
    Pitney Bowes, Inc.                                                                27,369        1,174,951
    R.R. Donnelley & Sons Co.                                                         26,268          859,489
    Robert Half International, Inc.                              (a)                  20,606          795,598
    Waste Management, Inc.                                                            66,942        2,363,053
                                                                                               --------------
                                                                                                   10,489,067
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (3.0%)
    ADC Telecommunications, Inc.                                 (b)                  13,692          350,378
    Andrew Corp.                                                 (b)                  19,028          233,664
    Avaya, Inc.                                                  (a)(b)               51,174          578,266
    CIENA Corp.                                                  (a)(b)               67,873          353,618
    Cisco Systems, Inc.                                          (b)                 745,312       16,150,911
    Comverse Technology, Inc.                                    (b)                  23,262          547,355
    Corning, Inc.                                                (b)                 187,837        5,054,694
    JDS Uniphase Corp.                                           (b)                 198,864          829,263
    Lucent Technologies, Inc.                                    (a)(b)              537,470        1,639,284
    Motorola, Inc.                                                                   302,894        6,939,302
    QUALCOMM, Inc.                                                                   200,658       10,155,301
    Tellabs, Inc.                                                (b)                  54,774          870,907
                                                                                               --------------
                                                                                                   43,702,943
                                                                                               --------------
    COMPUTERS & PERIPHERALS (3.5%)
    Apple Computer, Inc.                                         (b)                 103,154        6,469,819
    Dell, Inc.                                                   (b)                 285,529        8,497,343
    EMC Corp.                                                    (b)                 288,291        3,929,406
    Gateway, Inc.                                                (b)                  35,955           78,741
    Hewlett-Packard Co.                                                              342,745       11,276,311
    International Business Machines Corp.                                            189,999       15,669,218
    Lexmark International, Inc. Class A                          (b)                  13,141          596,339
    NCR Corp.                                                    (b)                  22,079          922,681
    Network Appliance, Inc.                                      (b)                  45,370        1,634,681
    QLogic Corp.                                                 (b)                  19,518          377,673
    Sun Microsystems, Inc.                                       (b)                 419,427        2,151,661
                                                                                               --------------
                                                                                                   51,603,873
                                                                                               --------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Fluor Corp.                                                                       10,518          902,444
                                                                                               --------------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                                                              12,290        1,064,928
                                                                                               --------------
    CONSUMER FINANCE (0.9%)
    American Express Co.                                                             150,018        7,883,446
    Capital One Financial Corp.                                                       36,519        2,940,510
    SLM Corp.                                                                         50,271        2,611,076
                                                                                               --------------
                                                                                                   13,435,032
                                                                                               --------------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                                        13,057          572,288
    Bemis Co., Inc.                                                                   12,647          399,392
    Pactiv Corp.                                                 (b)                  17,650          433,131
    Sealed Air Corp.                                                                   9,844          569,672
    Temple-Inland, Inc.                                                               13,643          607,796
                                                                                               --------------
                                                                                                    2,582,279
                                                                                               --------------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                                                 20,724          908,333
                                                                                               --------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                                   (b)                  17,638          926,171
    H&R Block, Inc.                                                                   39,725          860,046
                                                                                               --------------
                                                                                                    1,786,217
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
    CIT Group, Inc.                                                                   24,253        1,298,021
&   Citigroup, Inc.                                                                  604,915       28,570,135
    JPMorgan Chase & Co.                                                             422,567       17,595,690

    Moody's Corp.                                                                     29,516        2,109,213
                                                                                               --------------
                                                                                                   49,573,059
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    AT&T, Inc.                                                                       471,693       12,754,579
    BellSouth Corp.                                                                  217,887        7,549,785
    CenturyTel, Inc.                                                                  15,985          625,333
    Citizens Communications Co.                                                       39,752          527,509
    Qwest Communications International, Inc.                     (a)(b)              187,961        1,278,135
    Verizon Communications, Inc.                                                     354,624       12,078,493
                                                                                               --------------
                                                                                                   34,813,834
                                                                                               --------------
    ELECTRIC UTILITIES (1.4%)
    Allegheny Energy, Inc.                                       (b)                  19,728          667,793
    American Electric Power Co., Inc.                                                 47,592        1,619,080
    Cinergy Corp.                                                                     24,132        1,095,834
    Edison International                                                              39,359        1,620,804
    Entergy Corp.                                                                     25,326        1,745,974
    Exelon Corp.                                                                      80,809        4,274,796
    FirstEnergy Corp.                                                                 39,895        1,950,866
    FPL Group, Inc.                                                                   48,927        1,963,930
    Pinnacle West Capital Corp.                                                       11,449          447,656
    PPL Corp.                                                                         45,741        1,344,785
    Progress Energy, Inc.                                        (a)                  30,294        1,332,330
    Southern Co. (The)                                                                90,115        2,953,069
                                                                                               --------------
                                                                                                   21,016,917
                                                                                               --------------
    ELECTRICAL EQUIPMENT (0.5%)
    American Power Conversion Corp.                              (a)                  21,413          494,854
    Cooper Industries, Ltd. Class A                                                   11,053          960,506
    Emerson Electric Co.                                                              49,817        4,166,196
    Rockwell Automation, Inc.                                                         21,968        1,579,719
                                                                                               --------------
                                                                                                    7,201,275
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    Agilent Technologies, Inc.                                   (b)                  51,919        1,949,558
    Jabil Circuit, Inc.                                          (a)(b)               21,874          937,520
    Molex, Inc.                                                                       17,494          580,801
    Sanmina-SCI Corp.                                            (b)                  62,007          254,229
    Solectron Corp.                                              (b)                 115,501          462,004
    Symbol Technologies, Inc.                                                         31,075          328,773
    Tektronix, Inc.                                                                   10,493          374,705
                                                                                               --------------
                                                                                                    4,887,590
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (1.9%)
    Baker Hughes, Inc.                                                                41,536        2,841,062
    BJ Services Co.                                                                   38,988        1,348,985
    Halliburton Co.                                                                   62,568        4,568,715
    Nabors Industries, Ltd.                                      (b)                  19,040        1,362,883
    National-Oilwell Varco, Inc.                                 (b)                  21,160        1,356,779
    Noble Corp.                                                                       16,491        1,337,420
    Rowan Cos., Inc.                                                                  12,600          553,896
    Schlumberger, Ltd.                                                                71,614        9,064,184
    Transocean, Inc.                                             (b)                  39,739        3,191,042
    Weatherford International, Ltd.                              (b)                  42,086        1,925,434
                                                                                               --------------
                                                                                                   27,550,400
                                                                                               --------------
    FOOD & STAPLES RETAILING (2.3%)
    Albertson's, Inc.                                                                 44,648        1,146,114
    Costco Wholesale Corp.                                                            57,822        3,131,640
    CVS Corp.                                                                         99,133        2,961,103
    Kroger Co. (The)                                             (b)                  86,954        1,770,383
    Safeway, Inc.                                                                     54,506        1,369,191
    SUPERVALU, Inc.                                                                   15,972          492,257
    Sysco Corp.                                                                       75,647        2,424,486
    Walgreen Co.                                                                     122,415        5,279,759

    Wal-Mart Stores, Inc.                                                            302,686       14,298,887
    Whole Foods Market, Inc.                                     (a)                  16,664        1,107,156
                                                                                               --------------
                                                                                                   33,980,976
                                                                                               --------------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                                                        79,187        2,664,643
    Campbell Soup Co.                                            (a)                  22,353          724,237
    ConAgra Foods, Inc.                                                               62,704        1,345,628
    Dean Foods Co.                                               (b)                   8,300          322,289
    General Mills, Inc.                                                               43,395        2,199,259
    H.J. Heinz Co.                                                                    40,524        1,536,670
    Hershey Co. (The)                                            (a)                  22,197        1,159,349
    Kellogg Co.                                                                       30,904        1,361,012
    McCormick & Co., Inc.                                                             16,192          548,261
    Sara Lee Corp.                                                                    93,751        1,676,268
    Tyson Foods, Inc. Class A                                    (a)                  29,742          408,655
    Wm. Wrigley Jr. Co.                                                               21,662        1,386,368
                                                                                               --------------
                                                                                                   15,332,639
                                                                                               --------------
    GAS UTILITIES (0.0%)                                         ++
    Nicor, Inc.                                                  (a)                   5,195          205,514
    Peoples Energy Corp.                                         (a)                   4,475          159,489
                                                                                               --------------
                                                                                                      365,003
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
    Bausch & Lomb, Inc.                                                                6,310          401,947
    Baxter International, Inc.                                                        79,491        3,085,046
    Becton, Dickinson & Co.                                                           30,399        1,871,970
    Biomet, Inc.                                                                      30,099        1,069,116
    Boston Scientific Corp.                                      (b)                  71,252        1,642,359
    C.R. Bard, Inc.                                              (a)                  12,500          847,625
    Fisher Scientific International, Inc.                        (b)                  14,744        1,003,329
    Guidant Corp.                                                                     41,116        3,209,515
    Hospira, Inc.                                                (b)                  19,445          767,300
    Medtronic, Inc.                                                                  146,284        7,423,913
    Millipore Corp.                                              (a)(b)                6,279          458,744
    PerkinElmer, Inc.                                                                 15,262          358,199
    St. Jude Medical, Inc.                                       (b)                  44,013        1,804,533
    Stryker Corp.                                                                     35,306        1,565,468
    Thermo Electron Corp.                                        (b)                  19,572          725,925
    Waters Corp.                                                 (b)                  12,669          546,667
    Zimmer Holdings, Inc.                                        (b)                  29,974        2,026,242
                                                                                               --------------
                                                                                                   28,807,898
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (2.9%)
    Aetna, Inc.                                                                       69,061        3,393,658
    AmerisourceBergen Corp.                                                           25,327        1,222,534
    Cardinal Health, Inc.                                                             51,081        3,806,556
    Caremark Rx, Inc.                                            (b)                  54,417        2,676,228
    CIGNA Corp.                                                                       14,744        1,925,861
    Coventry Health Care, Inc.                                   (b)                  19,683        1,062,488
    Express Scripts, Inc.                                        (b)                  18,300        1,608,570
    HCA, Inc.                                                                         49,401        2,262,072
    Health Management Associates, Inc. Class A                   (a)                  28,745          620,030
    Humana, Inc.                                                 (b)                  19,715        1,037,995
    IMS Health, Inc.                                                                  24,971          643,503
    Laboratory Corp. of America Holdings                         (b)                  15,125          884,510
    Manor Care, Inc.                                                                   9,586          425,139
    McKesson Corp.                                                                    37,170        1,937,672
    Medco Health Solutions, Inc.                                 (b)                  37,221        2,129,786
    Patterson Cos., Inc.                                         (a)(b)               16,560          582,912
    Quest Diagnostics, Inc.                                                           20,128        1,032,566
    Tenet Healthcare Corp.                                       (b)                  55,364          408,586
    UnitedHealth Group, Inc.                                                         164,669        9,198,410
    WellPoint, Inc.                                              (b)                  80,057        6,198,814
                                                                                               --------------
                                                                                                   43,057,890
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (1.5%)

    Carnival Corp.                                                                    52,611        2,492,183
    Darden Restaurants, Inc.                                                          16,233          666,040
    Harrah's Entertainment, Inc.                                                      22,133        1,725,489
    Hilton Hotels Corp.                                                               39,524        1,006,281
    International Game Technology                                                     40,864        1,439,230
    Marriott International, Inc. Class A                                              19,869        1,363,013
    McDonald's Corp.                                                                 152,163        5,228,321
    Starbucks Corp.                                              (b)                  92,485        3,481,135
    Starwood Hotels & Resorts Worldwide, Inc.                                         26,532        1,797,012
    Wendy's International, Inc.                                                       14,076          873,557
    Yum! Brands, Inc.                                                                 33,474        1,635,540
                                                                                               --------------
                                                                                                   21,707,801
                                                                                               --------------
    HOUSEHOLD DURABLES (0.7%)
    Black & Decker Corp. (The)                                                         9,459          821,893
    Centex Corp.                                                                      14,847          920,366
    D.R. Horton, Inc.                                                                 32,956        1,094,798
    Fortune Brands, Inc.                                                              17,648        1,422,958
    Harman International Industries, Inc.                                              7,991          888,040
    KB HOME                                                                            9,367          608,668
    Leggett & Platt, Inc.                                                             22,700          553,199
    Lennar Corp. Class A                                         (a)                  16,575        1,000,798
    Maytag Corp.                                                                       9,379          200,054
    Newell Rubbermaid, Inc.                                                           32,522          819,229
    Pulte Homes, Inc.                                            (a)                  25,958          997,306
    Snap-on, Inc.                                                (a)                   6,857          261,389
    Stanley Works (The)                                          (a)                   8,930          452,394
    Whirlpool Corp.                                              (a)                   8,077          738,803
                                                                                               --------------
                                                                                                   10,779,895
                                                                                               --------------
    HOUSEHOLD PRODUCTS (2.1%)
    Clorox Co. (The)                                                                  18,296        1,095,016
    Colgate-Palmolive Co.                                                             62,407        3,563,440
    Kimberly-Clark Corp.                                                              55,912        3,231,714
&   Procter & Gamble Co. (The)                                                       398,693       22,972,691
                                                                                               --------------
                                                                                                   30,862,861
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    AES Corp. (The)                                              (b)                  78,986        1,347,501
    Constellation Energy Group, Inc.                                                  21,580        1,180,642
    Dynegy, Inc. Class A                                         (a)(b)               39,650          190,320
    TXU Corp.                                                                         56,191        2,515,109
                                                                                               --------------
                                                                                                    5,233,572
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES (4.0%)
    3M Co.                                                                            91,789        6,947,509
&   General Electric Co.                                         (c)               1,263,493       43,944,287
    Textron, Inc.                                                                     16,061        1,499,937
    Tyco International, Ltd.                                                         244,183        6,563,639
                                                                                               --------------
                                                                                                   58,955,372
                                                                                               --------------
    INSURANCE (4.6%)
    ACE, Ltd.                                                                         38,938        2,025,165
    AFLAC, Inc.                                                                       60,568        2,733,434
    Allstate Corp. (The)                                                              78,468        4,088,967
    Ambac Financial Group, Inc.                                                       12,778        1,017,129
&   American International Group, Inc.                                               314,505       20,785,635
    Aon Corp.                                                                         38,963        1,617,354
    Chubb Corp. (The)                                                                 24,110        2,301,058
    Cincinnati Financial Corp.                                                        21,104          887,845
    Genworth Financial, Inc. Class A                                                  45,655        1,526,247
    Hartford Financial Services Group, Inc. (The)                                     36,643        2,951,594
    Jefferson-Pilot Corp.                                        (a)                  16,193          905,836
    Lincoln National Corp.                                                            21,007        1,146,772
    Loews Corp.                                                                       16,397        1,659,376
    Marsh & McLennan Cos., Inc.                                                       66,328        1,947,390
    MBIA, Inc.                                                                        16,147          970,919

    MetLife, Inc.                                                                     91,873        4,443,897
    Principal Financial Group, Inc.                                                   33,858        1,652,270
    Progressive Corp. (The)                                                           23,835        2,485,037
    Prudential Financial, Inc.                                                        60,127        4,558,228
    SAFECO Corp.                                                                      15,142          760,280
    St. Paul Travelers Cos., Inc. (The)                                               84,440        3,528,748
    Torchmark Corp.                                                                   12,920          737,732
    UnumProvident Corp.                                          (a)                  35,283          722,596
    XL Capital, Ltd. Class A                                     (a)                  21,203        1,359,324
                                                                                               --------------
                                                                                                   66,812,833
                                                                                               --------------
    INTERNET & CATALOG RETAIL (0.1%)
    Amazon.com, Inc.                                             (a)(b)               37,406        1,365,693
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (1.2%)
    eBay, Inc.                                                   (b)                 139,791        5,460,236
    Google, Inc. Class A                                         (b)                  14,900        5,811,000
    VeriSign, Inc.                                               (b)                  31,036          744,554
    Yahoo!, Inc.                                                 (b)                 152,761        4,928,070
                                                                                               --------------
                                                                                                   16,943,860
                                                                                               --------------
    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc. Class A                   (b)                  14,293          852,720
    Automatic Data Processing, Inc.                                                   70,214        3,207,376
    Computer Sciences Corp.                                      (b)                  22,574        1,253,986
    Convergys Corp.                                              (b)                  16,837          306,602
    Electronic Data Systems Corp.                                                     63,040        1,691,363
    First Data Corp.                                                                  92,925        4,350,748
    Fiserv, Inc.                                                 (b)                  22,267          947,461
    Paychex, Inc.                                                                     40,515        1,687,855
    Sabre Holdings Corp. Class A                                                      15,607          367,233
    Unisys Corp.                                                 (a)(b)               39,964          275,352
                                                                                               --------------
                                                                                                   14,940,696
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                                                   11,427          444,053
    Eastman Kodak Co.                                            (a)                  34,835          990,707
    Hasbro, Inc.                                                                      21,555          454,810
    Mattel, Inc.                                                                      49,340          894,534
                                                                                               --------------
                                                                                                    2,784,104
                                                                                               --------------
    MACHINERY (1.5%)
    Caterpillar, Inc.                                                                 81,332        5,840,451
    Cummins, Inc.                                                                      5,632          591,923
    Danaher Corp.                                                                     28,710        1,824,520
    Deere & Co.                                                                       28,355        2,241,463
    Dover Corp.                                                                       24,485        1,188,992
    Eaton Corp.                                                                       18,082        1,319,444
    Illinois Tool Works, Inc.                                                         24,847        2,393,015
    Ingersoll-Rand Co. Class A                                                        40,032        1,672,937
    ITT Industries, Inc.                                                              22,379        1,258,147
    Navistar International Corp.                                 (b)                   7,859          216,751
    PACCAR, Inc.                                                                      20,661        1,456,187
    Pall Corp.                                                                        14,700          458,493
    Parker-Hannifin Corp.                                                             14,531        1,171,344
                                                                                               --------------
                                                                                                   21,633,667
                                                                                               --------------
    MEDIA (3.1%)
    CBS Corp.                                                                         93,391        2,239,516
    Clear Channel Communications, Inc.                                                62,603        1,816,113
    Comcast Corp. Class A                                        (b)                 259,458        6,787,421
    Dow Jones & Co., Inc.                                        (a)                   7,056          277,301
    E.W. Scripps Co. (The) Class A                                                    10,311          461,005
    Gannett Co., Inc.                                                                 28,975        1,736,182
    Interpublic Group of Cos., Inc. (The)                        (a)(b)               50,006          478,057
    Knight-Ridder, Inc.                                                                8,346          527,551
    McGraw-Hill Cos., Inc. (The)                                                      44,469        2,562,304
    Meredith Corp.                                                                     5,385          300,429

    New York Times Co. (The) Class A                             (a)                  17,297          437,787
    News Corp., Ltd. (The) Class A                                                   291,150        4,836,001
    Omnicom Group, Inc.                                                               21,646        1,802,030
    Time Warner, Inc.                                                                546,387        9,173,838
    Tribune Co.                                                                       31,989          877,458
    Univision Communications, Inc. Class A                       (b)                  27,056          932,620
    Viacom, Inc. Class B                                         (b)                  93,438        3,625,394
    Walt Disney Co. (The)                                                            232,502        6,484,481
                                                                                               --------------
                                                                                                   45,355,488
                                                                                               --------------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                                                      105,360        3,219,802
    Allegheny Technologies, Inc.                                                      10,496          642,145
    Freeport-McMoRan Copper & Gold, Inc. Class B                                      22,269        1,331,018
    Newmont Mining Corp.                                                              54,183        2,811,556
    Nucor Corp.                                                                       18,893        1,979,797
    Phelps Dodge Corp.                                                                24,662        1,986,031
    United States Steel Corp.                                                         13,172          799,277
                                                                                               --------------
                                                                                                   12,769,626
                                                                                               --------------
    MULTILINE RETAIL (1.1%)
    Big Lots, Inc.                                               (b)                  13,441          187,636
    Dillard's, Inc. Class A                                                            7,481          194,805
    Dollar General Corp.                                                              38,700          683,829
    Family Dollar Stores, Inc.                                                        18,842          501,197
    Federated Department Stores, Inc.                                                 32,902        2,401,846
    J.C. Penney Co., Inc.                                                             28,061        1,695,165
    Kohl's Corp.                                                 (b)                  41,661        2,208,450
    Nordstrom, Inc.                                                                   26,740        1,047,673
    Sears Holdings Corp.                                         (b)                  12,017        1,589,128
    Target Corp.                                                                     106,561        5,542,238
                                                                                               --------------
                                                                                                   16,051,967
                                                                                               --------------
    MULTI-UTILITIES (1.2%)
    Ameren Corp.                                                                      24,582        1,224,675
    Centerpoint Energy, Inc.                                                          37,295          444,929
    CMS Energy Corp.                                             (b)                  25,547          330,834
    Consolidated Edison, Inc.                                                         29,773        1,295,126
    Dominion Resources, Inc.                                                          41,933        2,894,635
    DTE Energy Co.                                                                    21,458          860,251
    Duke Energy Corp.                                            (a)                 111,640        3,254,306
    KeySpan Corp.                                                                     21,096          862,194
    NiSource, Inc.                                                                    32,206          651,205
    PG&E Corp.                                                                        41,858        1,628,276
    Public Service Enterprise Group, Inc.                                             30,330        1,942,333
    Sempra Energy                                                                     31,341        1,456,103
    TECO Energy, Inc.                                                                 24,488          394,747
    Xcel Energy, Inc.                                                                 48,890          887,354
                                                                                               --------------
                                                                                                   18,126,968
                                                                                               --------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                                  (b)                 113,002        1,717,630
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (7.6%)
    Amerada Hess Corp.                                           (a)                   9,612        1,368,749
    Anadarko Petroleum Corp.                                                          27,974        2,825,654
    Apache Corp.                                                                      40,011        2,621,121
    Burlington Resources, Inc.                                                        45,753        4,205,158
    Chesapeake Energy Corp.                                      (a)                  45,300        1,422,873
    Chevron Corp.                                                                    269,910       15,646,683
    ConocoPhillips                                                                   167,120       10,553,628
    Devon Energy Corp.                                                                53,719        3,285,991
    El Paso Corp.                                                                     79,622          959,445
    EOG Resources, Inc.                                                               29,211        2,103,192
&   ExxonMobil Corp.                                                                 740,265       45,052,528
    Kerr-McGee Corp.                                                                  14,002        1,336,911
    Kinder Morgan, Inc.                                                               12,673        1,165,789

    Marathon Oil Corp.                                                                44,183        3,365,419
    Murphy Oil Corp.                                                                  19,920          992,414
    Occidental Petroleum Corp.                                                        52,190        4,835,404
    Sunoco, Inc.                                                                      16,412        1,273,079
    Valero Energy Corp.                                                               75,384        4,506,456
    Williams Cos., Inc. (The)                                                         72,062        1,541,406
    XTO Energy, Inc.                                                                  44,032        1,918,474
                                                                                               --------------
                                                                                                  110,980,374
                                                                                               --------------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                                           59,688        2,063,414
    Louisiana-Pacific Corp.                                                           13,067          355,422
    MeadWestvaco Corp.                                                                21,805          595,495
    Weyerhaeuser Co.                                                                  29,487        2,135,743
                                                                                               --------------
                                                                                                    5,150,074
                                                                                               --------------
    PERSONAL PRODUCTS (0.2%)
    Alberto-Culver Co.                                                                 9,100          402,493
    Avon Products, Inc.                                          (a)                  54,618        1,702,443
    Estee Lauder Cos., Inc. (The) Class A                                             14,654          544,982
                                                                                               --------------
                                                                                                    2,649,918
                                                                                               --------------
    PHARMACEUTICALS (6.3%)
    Abbott Laboratories                                                              186,563        7,923,331
    Allergan, Inc.                                                                    18,413        1,997,811
    Barr Pharmaceuticals, Inc.                                   (b)                  12,999          818,677
    Bristol-Myers Squibb Co.                                                         237,403        5,842,488
    Eli Lilly & Co.                                                                  137,029        7,577,704
    Forest Laboratories, Inc.                                    (b)                  39,614        1,767,973
&   Johnson & Johnson                                                                360,664       21,358,522
    King Pharmaceuticals, Inc.                                   (b)                  28,578          492,971
    Merck & Co., Inc.                                                                265,034        9,337,148
    Mylan Laboratories, Inc.                                                          25,872          605,405
&   Pfizer, Inc.                                                                     891,625       22,219,295
    Schering-Plough Corp.                                                            178,046        3,381,094
    Watson Pharmaceuticals, Inc.                                 (a)(b)               12,938          371,838
    Wyeth                                                                            162,820        7,900,026
                                                                                               --------------
                                                                                                   91,594,283
                                                                                               --------------
    REAL ESTATE (0.9%)
    Apartment Investment & Management Co. Class A                                     11,689          548,214
    Archstone-Smith Trust                                                             25,890        1,262,655
    Boston Properties, Inc.                                                            5,100          475,575
    Equity Office Properties Trust                                                    49,563        1,664,326
    Equity Residential                                                                35,189        1,646,493
    Kimco Realty Corp.                                                                11,500          467,360
    Plum Creek Timber Co., Inc.                                                       22,251          821,729
    ProLogis                                                     (a)                  29,789        1,593,712
    Public Storage, Inc.                                                              10,001          812,381
    Simon Property Group, Inc.                                                        22,155        1,864,122
    Vornado Realty Trust                                                              14,234        1,366,464
                                                                                               --------------
                                                                                                   12,523,031
                                                                                               --------------
    ROAD & RAIL (0.8%)
    Burlington Northern Santa Fe Corp.                                                45,192        3,765,849
    CSX Corp.                                                                         26,546        1,587,451
    Norfolk Southern Corp.                                                            49,791        2,692,199
    Union Pacific Corp.                                                               32,368        3,021,553
                                                                                               --------------
                                                                                                   11,067,052
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
    Advanced Micro Devices, Inc.                                 (b)                  58,320        1,933,891
    Altera Corp.                                                 (b)                  44,293          914,208
    Analog Devices, Inc.                                                              44,376        1,699,157
    Applied Materials, Inc.                                                          192,205        3,365,510
    Applied Micro Circuits Corp.                                 (b)                  36,683          149,300

    Broadcom Corp. Class A                                       (b)                  53,423        2,305,737
    Freescale Semiconductor, Inc. Class B                        (b)                  49,581        1,376,864
    Intel Corp.                                                                      712,851       13,793,667
    KLA-Tencor Corp.                                             (a)                  23,920        1,156,771
    Linear Technology Corp.                                                           36,855        1,292,873
    LSI Logic Corp.                                              (a)(b)               45,571          526,801
    Maxim Integrated Products, Inc.                                                   38,880        1,444,392
    Micron Technology, Inc.                                      (b)                  74,751        1,100,335
    National Semiconductor Corp.                                                      42,206        1,175,015
    Novellus Systems, Inc.                                       (b)                  16,604          398,496
    NVIDIA Corp.                                                 (b)                  20,696        1,185,053
    PMC-Sierra, Inc.                                             (a)(b)               21,252          261,187
    Teradyne, Inc.                                               (a)(b)               23,039          357,335
    Texas Instruments, Inc.                                                          194,100        6,302,427
    Xilinx, Inc.                                                                      41,123        1,046,992
                                                                                               --------------
                                                                                                   41,786,011
                                                                                               --------------
    SOFTWARE (3.3%)
    Adobe Systems, Inc.                                          (b)                  72,673        2,537,741
    Autodesk, Inc.                                               (b)                  27,878        1,073,861
    BMC Software, Inc.                                           (b)                  26,357          570,893
    CA, Inc.                                                                          55,358        1,506,291
    Citrix Systems, Inc.                                         (b)                  21,630          819,777
    Compuware Corp.                                              (b)                  45,746          358,191
    Electronic Arts, Inc.                                        (b)                  36,858        2,016,870
    Intuit, Inc.                                                 (b)                  22,046        1,172,627
&   Microsoft Corp.                                              (c)               1,077,114       29,308,272
    Novell, Inc.                                                 (b)                  44,907          344,886
    Oracle Corp.                                                 (b)                 456,605        6,250,922
    Parametric Technology Corp.                                  (b)                  12,801          209,040
    Symantec Corp.                                               (b)                 126,818        2,134,347
                                                                                               --------------
                                                                                                   48,303,718
                                                                                               --------------
    SPECIALTY RETAIL (2.2%)
    AutoNation, Inc.                                             (b)                  21,772          469,187
    AutoZone, Inc.                                               (b)                   6,699          667,823
    Bed Bath & Beyond, Inc.                                      (b)                  33,863        1,300,339
    Best Buy Co., Inc.                                                                49,379        2,761,767
    Circuit City Stores, Inc.                                    (a)                  18,430          451,166
    Gap, Inc. (The)                                                                   69,966        1,306,965
    Home Depot, Inc. (The)                                                           257,444       10,889,881
    Limited Brands, Inc.                                                              42,116        1,030,157
    Lowe's Cos., Inc.                                                                 94,716        6,103,499
    Office Depot, Inc.                                           (b)                  35,676        1,328,574
    OfficeMax, Inc.                                                                    8,266          249,385
    RadioShack Corp.                                                                  16,182          311,180
    Sherwin-Williams Co. (The)                                                        13,690          676,834
    Staples, Inc.                                                                     88,279        2,252,880
    Tiffany & Co.                                                                     17,260          647,940
    TJX Cos., Inc. (The)                                                              55,858        1,386,396
                                                                                               --------------
                                                                                                   31,833,973
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                                  (b)                  46,407        1,604,754
    Jones Apparel Group, Inc.                                                         14,554          514,775
    Liz Claiborne, Inc.                                                               12,865          527,208
    NIKE, Inc. Class B                                                                22,955        1,953,471
    VF Corp.                                                                          10,765          612,529
                                                                                               --------------
                                                                                                    5,212,737
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (1.5%)
    Countrywide Financial Corp.                                                       73,104        2,682,917
    Fannie Mae                                                                       117,288        6,028,603
    Freddie Mac                                                                       83,770        5,109,970
    Golden West Financial Corp.                                  (a)                  30,849        2,094,647
    MGIC Investment Corp.                                                             10,575          704,612
    Sovereign Bancorp, Inc.                                                           44,604          977,274
    Washington Mutual, Inc.                                                          120,108        5,119,003

                                                                                               --------------
                                                                                                   22,717,026
                                                                                               --------------
    TOBACCO (1.4%)
&   Altria Group, Inc.                                                               253,167       17,939,414
    Reynolds American, Inc.                                      (a)                  10,323        1,089,077
    UST, Inc.                                                    (a)                  19,609          815,734
                                                                                               --------------
                                                                                                   19,844,225
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)                      ++
    W.W. Grainger, Inc.                                                                9,128          687,795
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    ALLTEL Corp.                                                                      47,053        3,046,682
    Sprint Nextel Corp.                                                              359,601        9,292,090
                                                                                               --------------
                                                                                                   12,338,772
                                                                                               --------------
    Total Common Stocks
       (Cost $1,051,265,015)                                                                    1,420,769,664(f)
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (6.7%)
    COMMERCIAL PAPER (3.9%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (d)            $  3,032,994        3,032,994
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (d)               1,546,690        1,546,690
    Compass Securitization
       4.78%, due 4/24/06                                        (d)                 773,345          773,345
    Fairway Finance
       4.739%, due 4/20/06                                       (d)               1,160,017        1,160,017
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (d)               1,919,077        1,919,077
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (d)               1,160,017        1,160,017
       4.853%, due 4/4/06                                        (d)               1,082,683        1,082,683
    Greyhawk Funding
       4.732%, due 4/20/06                                       (d)               1,546,690        1,546,690
    Intesa Funding LLC
       4.55%, due 4/3/06                                         (c)              12,300,000       12,296,890
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (d)               1,160,017        1,160,017
    Liberty Street
       4.71%, due 4/17/06                                        (d)               1,143,393        1,143,393
    National Rural Utilities Cooperative Finance Corp.
       4.55%, due 4/18/06                                        (c)              15,890,000       15,855,858
    New York Times Co.
       4.59%, due 4/28/06                                        (c)              11,170,000       11,131,547
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (d)               1,546,690        1,546,690
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (d)               1,160,017        1,160,017
                                                                                               --------------
    Total Commercial Paper
       (Cost $56,515,925)                                                                          56,515,925
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (d)                 224,005          224,005
                                                                                               --------------
    Total Investment Company
       (Cost $224,005)                                                                                224,005
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,570,030
       (Collateralized by various bonds with a Principal
       Amount of $1,617,296
       and Market Value of $1,619,460)                           (d)            $  1,569,379        1,569,379
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,569,379)                                                                            1,569,379
                                                                                               --------------
    TIME DEPOSITS (2.4%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (d)               3,093,379        3,093,379
    Bank of America
       4.77%, due 5/26/06                                        (d)(e)            3,093,379        3,093,379
    Bank of Montreal
       4.78%, due 5/8/06                                         (d)               2,706,707        2,706,707
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (d)               2,977,378        2,977,378
    Barclays
       4.75%, due 4/21/06                                        (d)               3,093,379        3,093,379
    Calyon
       4.65%, due 4/7/06                                         (d)               2,706,707        2,706,707
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (d)               2,320,034        2,320,034
    Fortis Bank
       4.74%, due 4/20/06                                        (d)               1,546,690        1,546,690
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (d)               1,546,690        1,546,690
    Societe Generale
       4.73%, due 5/9/06                                         (d)               2,320,034        2,320,034
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (d)               2,706,707        2,706,707
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (d)               3,093,379        3,093,379
    UBS AG
       4.585%, due 4/3/06                                        (d)               3,480,052        3,480,052
                                                                                               --------------
    Total Time Deposits
       (Cost $34,684,515)                                                                          34,684,515
                                                                                               --------------
    U.S. GOVERNMENT (0.3%)
    United States Treasury Bills
       4.222%, due 5/11/06                                       (c)               1,900,000        1,891,040
       4.267%, due 5/18/06                                       (c)               3,300,000        3,281,589
                                                                                               --------------
    Total U.S. Government
       (Cost $5,171,473)                                                                            5,172,629
                                                                                               --------------
    Total Short-Term Investments
       (Cost $98,165,297)                                                                          98,166,453
                                                                                               --------------
    Total Investments
       (Cost $1,149,430,312)                                     (g)                   103.7%   1,518,936,117(h)
    Liabilities in Excess of
       Cash and Other Assets                                                            (3.7)     (54,020,759)
                                                                                   ---------   --------------
    Net Assets                                                                         100.0%  $1,464,915,358
                                                                                   =========   ==============

                                                                                  CONTRACTS       UNREALIZED
                                                                                    LONG       DEPRECIATION(i)
                                                                                ------------   ---------------
    FUTURES CONTRACTS (-0.0%)                                    ++
    Standard & Poor's 500 Index
    June 2006                                                                            132   $      (97,242)
                                                                                               --------------
    Total Futures Contracts
       (Settlement Value $43,008,900)                            (f)                           $      (97,242)
                                                                                               ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be & subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, which is segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(g)  The cost for federal income tax purposes is $1,172,013,936.

(h) At March 31, 2006 net unrealized appreciation was $346,922,181, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $476,223,662 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $129,301,481.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2006.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (95.1%)                                        +
    AEROSPACE & DEFENSE (2.7%)
    Argon ST, Inc.                                               (a)(b)               25,200   $      844,956
    Ceradyne, Inc.                                               (a)(b)               41,150        2,053,385
    DRS Technologies, Inc.                                                            41,600        2,282,592
                                                                                               --------------
                                                                                                    5,180,933
                                                                                               --------------
    BIOTECHNOLOGY (2.3%)
    Alkermes, Inc.                                               (a)                  28,100          619,605
    CV Therapeutics, Inc.                                        (a)(b)               39,900          880,992
    Myogen, Inc.                                                 (a)                  18,700          677,501
    Nektar Therapeutics                                          (a)(b)               75,500        1,538,690
    Progenics Pharmeceuticals, Inc.                              (a)                  25,000          662,250
                                                                                               --------------
                                                                                                    4,379,038
                                                                                               --------------
    BUILDING PRODUCTS (1.2%)
    Builders FirstSource, Inc.                                   (a)                  53,700        1,219,527
    Simpson Manufacturing Co., Inc.                                                   25,700        1,112,810
                                                                                               --------------
                                                                                                    2,332,337
                                                                                               --------------
    CAPITAL MARKETS (4.0%)
&   Affiliated Managers Group, Inc.                              (a)(b)               40,900        4,360,349
&   Jefferies Group, Inc.                                                             57,600        3,369,600
                                                                                               --------------
                                                                                                    7,729,949
                                                                                               --------------
    COMMERCIAL BANKS (2.8%)
    Hanmi Financial Corp.                                                             61,400        1,108,884
    UCBH Holdings, Inc.                                                              110,700        2,094,444
    Wintrust Financial Corp.                                                          39,600        2,303,532
                                                                                               --------------
                                                                                                    5,506,860
                                                                                               --------------
    COMMERCIAL SERVICES & SUPPLIES (1.0%)
    CRA International, Inc.                                      (a)                  39,600        1,950,696
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (2.3%)
    ARRIS Group, Inc.                                            (a)                  89,000        1,224,640
    Avocent Corp.                                                (a)                  46,200        1,466,388
    Ixia                                                         (a)                 118,600        1,691,236
                                                                                               --------------
                                                                                                    4,382,264
                                                                                               --------------
    CONSTRUCTION MATERIALS (0.8%)
    Eagle Materials, Inc.                                        (b)                  23,700        1,511,112
                                                                                               --------------
    ELECTRICAL EQUIPMENT (1.5%)
    Genlyte Group, Inc.                                          (a)                  43,200        2,943,648
                                                                                               --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
    FLIR Systems, Inc.                                           (a)                  56,200        1,596,642
    Global Imaging Systems, Inc.                                 (a)(b)               50,000        1,899,000
    Trimble Navigation, Ltd.                                     (a)                  66,500        2,995,825
                                                                                               --------------
                                                                                                    6,491,467
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (9.7%)
    Atwood Oceanics, Inc.                                        (a)                  31,600        3,191,916
    Bronco Drilling Co., Inc.                                    (a)                  60,900        1,601,670
    Dresser-Rand Group, Inc.                                     (a)                  37,700          936,845
    Grant Prideco, Inc.                                          (a)                  48,400        2,073,456
    Grey Wolf, Inc.                                              (a)                 180,700        1,344,408
&   Helix Energy Solutions Group, Inc.                           (a)(b)               91,100        3,452,690
    Hydril Co.                                                   (a)                  24,500        1,909,775

&   TETRA Technologies, Inc.                                     (a)                  93,200        4,384,128
                                                                                               --------------
                                                                                                   18,894,888
                                                                                               --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
    ArthroCare Corp.                                             (a)(b)               48,100        2,300,142
    Dade Behring Holdings, Inc.                                                       68,700        2,453,277
    Gen-Probe, Inc.                                              (a)                  23,400        1,289,808
    Immucor, Inc.                                                (a)                  60,900        1,747,221
    Integra LifeSciences Holdings Corp.                          (a)(b)               41,100        1,684,278
    SurModics, Inc.                                              (a)(b)               20,800          735,488
                                                                                               --------------
                                                                                                   10,210,214
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (6.4%)
    Healthways, Inc.                                             (a)(b)               56,600        2,883,204
    Matria Healthcare, Inc.                                      (a)                  36,500        1,385,540
    PRA International                                            (a)                  34,800          862,692
&   Sierra Health Services, Inc.                                 (a)                  99,600        4,053,720
    Symbion, Inc.                                                (a)                  33,400          756,510
    Ventiv Health, Inc.                                          (a)                  42,500        1,411,850
    WellCare Health Plans, Inc.                                  (a)                  23,700        1,076,928
                                                                                               --------------
                                                                                                   12,430,444
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE (1.7%)
&   Penn National Gaming, Inc.                                   (a)                  77,100        3,252,078
                                                                                               --------------
    HOUSEHOLD DURABLES (7.7%)
    Beazer Homes USA, Inc.                                       (b)                  37,200        2,444,040
    Hovnanian Enterprises, Inc. Class A                          (a)(b)               40,200        1,765,986
    Jarden Corp.                                                 (a)(b)               86,700        2,848,095
    M.D.C. Holdings, Inc.                                        (b)                  26,719        1,718,299
    Meritage Homes Corp.                                         (a)(b)               32,200        1,769,712
    Ryland Group, Inc.                                           (b)                  29,700        2,061,180
    WCI Communities, Inc.                                        (a)(b)               88,200        2,453,724
                                                                                               --------------
                                                                                                   15,061,036
                                                                                               --------------
    INTERNET & CATALOG RETAIL (1.6%)
    Coldwater Creek, Inc.                                        (a)                 114,537        3,184,129
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES (2.1%)
    Digitas, Inc.                                                (a)                 186,600        2,687,040
    j2 Global Communications, Inc.                               (a)(b)               28,500        1,339,500
                                                                                               --------------
                                                                                                    4,026,540
                                                                                               --------------
    MACHINERY (7.5%)
    A.S.V., Inc.                                                 (a)(b)               78,100        2,516,382
    Actuant Corp. Class A                                                             40,600        2,485,532
    American Railcar Industries, Inc.                                                  6,300          220,941
    CLARCOR, Inc.                                                                     57,800        2,057,680
&   Terex Corp.                                                  (a)                  52,100        4,128,404
    Wabtec Corp.                                                                      95,100        3,100,260
                                                                                               --------------
                                                                                                   14,509,199
                                                                                               --------------
    MARINE (1.6%)
    Kirby Corp.                                                  (a)                  45,800        3,119,438
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (7.1%)
    Arch Coal, Inc.                                                                   27,400        2,080,756
    Foundation Coal Holdings, Inc.                                                    48,600        1,999,404
    Giant Industries, Inc.                                       (a)                  24,500        1,703,730
    Holly Corp.                                                                       21,600        1,600,992
    James River Coal Co.                                         (a)(b)               55,900        1,898,923
    Massey Energy Co.                                            (b)                  48,500        1,749,395
    Remington Oil & Gas Corp.                                    (a)                  65,900        2,848,198
                                                                                               --------------
                                                                                                   13,881,398
                                                                                               --------------
    PERSONAL PRODUCTS (1.3%)
    Chattem, Inc.                                                (a)                  66,500        2,503,725
                                                                                               --------------
    PHARMACEUTICALS (0.4%)

    Adolor Corp.                                                 (a)                  34,000          809,200
                                                                                               --------------
    ROAD & RAIL (1.9%)
    Knight Transportation, Inc.                                  (b)                  78,450        1,549,387
    Old Dominion Freight Line, Inc.                              (a)                  83,050        2,238,197
                                                                                               --------------
                                                                                                    3,787,584
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
    Cymer, Inc.                                                  (a)(b)               19,900          904,256
    Diodes, Inc.                                                 (a)                  63,850        2,649,775
    Micrel, Inc.                                                 (a)                  31,800          471,276
    Microsemi Corp.                                              (a)                  46,200        1,344,882
    Silicon Laboratories, Inc.                                   (a)                  18,800        1,033,060
    Tessera Technologies, Inc.                                   (a)                  60,500        1,940,840
                                                                                               --------------
                                                                                                    8,344,089
                                                                                               --------------
    SOFTWARE (4.6%)
    Epicor Software Corp.                                        (a)                 111,500        1,497,445
    FactSet Research Systems, Inc.                                                    50,050        2,219,718
    Hyperion Solutions Corp.                                     (a)                  41,550        1,354,530
    MICROS Systems, Inc.                                         (a)                  44,300        2,040,901
    Witness Systems, Inc.                                        (a)(b)               68,500        1,739,900
                                                                                               --------------
                                                                                                    8,852,494
                                                                                               --------------
    SPECIALTY RETAIL (7.9%)
    A.C. Moore Arts & Crafts, Inc.                               (a)                  52,700          969,680
&   Children's Place Retail Stores, Inc. (The)                   (a)(b)               56,800        3,288,720
    GameStop Corp. Class A                                       (a)(b)               21,853        1,030,150
    Guitar Center, Inc.                                          (a)                  54,900        2,618,730
    Hibbett Sporting Goods, Inc.                                 (a)                  80,675        2,661,468
&   Jos. A. Bank Clothiers, Inc.                                 (a)(b)               82,124        3,937,846
    PETCO Animal Supplies, Inc.                                  (a)                  39,500          931,015
                                                                                               --------------
                                                                                                   15,437,609
                                                                                               --------------
    TRADING COMPANIES & DISTRIBUTORS (2.2%)
&   MSC Industrial Direct Co. Class A                                                 77,700        4,197,354
                                                                                               --------------
    Total Common Stocks
       (Cost $132,961,866)                                                                        184,909,723
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (20.0%)
    COMMERCIAL PAPER (7.7%)
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (c)            $  1,989,878        1,989,878
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (c)               1,014,748        1,014,748
    Compass Securitization
       4.78%, due 4/24/06                                        (c)                 507,374          507,374
    Fairway Finance
       4.739%, due 4/20/06                                       (c)                 761,061          761,061
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (c)               1,259,062        1,259,062
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (c)                 761,061          761,061
       4.853%, due 4/4/06                                        (c)                 710,323          710,323
    Greyhawk Funding
       4.732%, due 4/20/06                                       (c)               1,014,748        1,014,748
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (C)                 761,061          761,061
    Liberty Street
       4.71%, due 4/17/06                                        (c)                 750,154          750,154
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (c)               1,014,748        1,014,748
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (c)                 761,061          761,061

    UBS Americas, Inc.
       4.83%, due 4/3/06                                                           3,635,000        3,634,025
                                                                                               --------------
    Total Commercial Paper
       (Cost $14,939,304)                                                                          14,939,304
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.1%)
    BGI Institutional Money Market Fund                          (c)                 146,965          146,965
                                                                                               --------------
    Total Investment Company
       (Cost $146,965)                                                                                146,965
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,030,061
       (Collateralized by various bonds with
       a Principal Amount of $1,061,071
       and Market Value of $1,062,491)                           (c)            $  1,029,634        1,029,634
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,029,634)                                                                            1,029,634
                                                                                               --------------
    TIME DEPOSITS (11.7%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (c)               2,029,495        2,029,495
    Bank of America
       4.77%, due 5/26/06                                        (c)(d)            2,029,495        2,029,495
    Bank of Montreal
       4.78%, due 5/8/06                                         (c)               1,775,809        1,775,809
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (c)               1,953,390        1,953,390
    Barclays
       4.75%, due 4/21/06                                        (c)               2,029,495        2,029,495
    Calyon
       4.65%, due 4/7/06                                         (c)               1,775,809        1,775,809
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (c)               1,522,122        1,522,122
    Fortis Bank
       4.74%, due 4/20/06                                        (c)               1,014,748        1,014,748
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (c)               1,014,748        1,014,748
    Societe Generale
       4.73%, due 5/9/06                                         (c)               1,522,122        1,522,122
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (c)               1,775,809        1,775,809
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (c)               2,029,495        2,029,495
    UBS AG
       4.585%, due 4/3/06                                        (c)               2,283,182        2,283,182
                                                                                               --------------
    Total Time Deposits
       (Cost $22,755,719)                                                                          22,755,719
                                                                                               --------------
    Total Short-Term Investments
       (Cost $38,871,622)                                                                          38,871,622
                                                                                               --------------
    Total Investments
       (Cost $171,833,488)                                       (e)                   115.1%     223,781,345(f)
    Liabilities in Excess of
       Cash and Other Assets                                                           (15.1)     (29,321,738)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  194,459,607
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(e)  The cost for federal income tax purposes is $172,007,413.

(f) At March 31, 2006 net unrealized appreciation was $51,773,932, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $52,902,791 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,128,859.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                                ------------   --------------
    LONG-TERM BONDS (27.7%)                                      +
    ASSET-BACKED SECURITIES (0.9%)
    CONSUMER FINANCE (0.4%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                                      $  1,650,000   $    1,594,672
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                                           468,434          465,792
                                                                                               --------------
                                                                                                    2,060,464
                                                                                               --------------
    CONSUMER LOANS (0.2%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                                           850,000          853,308
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                                            480,000          480,480
                                                                                               --------------
    ELECTRIC (0.2%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                                              82,715           93,745
    Public Service New Hampshire Funding
       LLC Pass-Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                                             788,632          783,709
                                                                                               --------------
                                                                                                      877,454
                                                                                               --------------
    THRIFTS & MORTGAGE FINANCE (0.0%)                            ++
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                                             13,165           13,151
                                                                                               --------------
    Total Asset-Backed Securities
       (Cost $4,348,104)                                                                            4,284,857
                                                                                               --------------

    CONVERTIBLE BONDS (1.1%)
    BIOTECHNOLOGY (0.1%)
    Amgen, Inc.
       (zero coupon), due 3/1/32                                                     720,000          544,500
                                                                                               --------------
    DISTRIBUTION & WHOLESALE (0.1%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                                (a)                 485,000          598,975
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    American Express Co.
       1.85%, due 12/1/33
       (zero coupon), beginning 12/1/06                                              515,000          536,244
    Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32                                                    515,000          593,074
                                                                                               --------------
                                                                                                    1,129,318
                                                                                               --------------
    HEALTH CARE-SERVICES (0.0%)                                   ++
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                                                     30,000           24,187
                                                                                               --------------
    LODGING (0.1%)
    Hilton Hotels Corp.

       3.375%, due 4/15/23                                                           455,000          554,531
                                                                                               --------------
    MEDIA (0.1%)
    Liberty Media Corp.
       3.50%, due 1/15/31                                        (b)                 530,000          537,950
                                                                                               --------------
    OIL & GAS SERVICES (0.1%)
    Schlumberger, Ltd.
       1.50%, due 6/1/23                                                             355,000          626,575
                                                                                               --------------
    PHARMACEUTICALS (0.3%)
    ALZA Corp.
       (zero coupon), due 7/28/20                                (a)                 655,000          536,281
    Teva Pharmaceutical Finance LLC
       Series C
       0.25%, due 2/1/26                                         (a)                 405,000          410,569
    Wyeth
       4.239%, due 1/15/24                                       (c)                 535,000          569,721
                                                                                               --------------
                                                                                                    1,516,571
                                                                                               --------------
    Total Convertible Bonds
       (Cost $5,450,406)                                                                            5,532,607
                                                                                               --------------

    CORPORATE BONDS (4.2%)
    AEROSPACE & DEFENSE (0.0%)                                    ++
    Sequa Corp.
       8.875%, due 4/1/08                                                             45,000           46,913
       9.00%, due 8/1/09                                                              15,000           16,050
                                                                                               --------------
                                                                                                       62,963
                                                                                               --------------
    AGRICULTURE (0.2%)
    Cargill, Inc.
       4.375%, due 6/1/13                                        (d)                 460,000          426,908
       5.00%, due 11/15/13                                       (d)                 580,000          558,509
                                                                                               --------------
                                                                                                      985,417
                                                                                               --------------
    AIRLINES (0.1%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                                       (e)                 105,000           28,088
    Southwest Airlines Co.
       5.125%, due 3/1/17                                                            545,000          504,831
                                                                                               --------------
                                                                                                      532,919
                                                                                               --------------
    AUTO PARTS & EQUIPMENT (0.0%)                                 ++
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                                      (d)(e)               50,000            3,000
    Goodyear Tire & Rubber Co. (The)
       11.25%, due 3/1/11                                                             55,000           61,463
                                                                                               --------------
                                                                                                       64,463
                                                                                               --------------
    AUTOMOBILES (0.0%)                                            ++
    DaimlerChrysler N.A. Holding Corp.
       6.50%, due 11/15/13                                                           125,000          127,134
                                                                                               --------------
    BANKS (0.0%)                                                  ++
    USB Capital IX
       6.189%, due 10/15/49                                      (c)                 135,000          133,810
                                                                                               --------------
    CHEMICALS (0.1%)
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                                             55,000           49,500
    Lyondell Chemical Co.
       9.50%, due 12/15/08                                                           103,000          107,120
       10.50%, due 6/1/13                                                             50,000           55,375
    Millennium America, Inc.
       7.625%, due 11/15/26                                                           75,000           63,938
    Terra Capital, Inc.
       12.875%, due 10/15/08                                                          60,000           69,225
                                                                                               --------------
                                                                                                      345,158
                                                                                               --------------

    COMPUTERS (0.0%)                                              ++
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                             35,000           32,200
       9.125%, due 8/15/13                                       (d)                  25,000           26,438
       9.431%, due 8/15/13                                       (c)(d)                5,000            5,275
       10.25%, due 8/15/15                                       (d)                  30,000           31,575
                                                                                               --------------
                                                                                                       95,488
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (0.6%)
    American Real Estate Partners, L.P./American
       Real Estate Finance Corp.
       8.125%, due 6/1/12                                                             90,000           92,475
    Bear Stearns Cos. (The), Inc.
       2.875%, due 7/2/08                                                            580,000          550,372
    Citigroup, Inc.
       5.00%, due 9/15/14                                                            700,000          669,970
    General Motors Acceptance Corp.
       5.125%, due 5/9/08                                                            400,000          376,448
       5.625%, due 5/15/09                                                            30,000           27,918
       6.75%, due 12/1/14                                        (a)                  35,000           31,507
       6.875%, due 9/15/11                                                            30,000           27,962
       8.00%, due 11/1/31                                                             75,000           70,883
    HSBC Finance Corp.
       4.75%, due 4/15/10                                                            520,000          506,119
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                                        (d)                 255,000          243,086
    Rainbow National Services LLC
       8.75%, due 9/1/12                                         (d)                  50,000           53,250
    Residential Capital Corp.
       6.375%, due 6/30/10                                                           505,000          508,747
                                                                                               --------------
                                                                                                    3,158,737
                                                                                               --------------
    ELECTRIC (0.6%)
    AES Corp. (The)
       9.00%, due 5/15/15                                        (d)                  85,000           92,225
    Calpine Corp.
       8.50%, due 7/15/10                                        (d)(e)               76,000           69,730
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                                       (d)                 540,000          521,953
    Monterrey Power S.A.
       9.625%, due 11/15/09                                      (d)                 320,323          353,957
    NiSource Finance Corp.
       5.45%, due 9/15/20                                                            290,000          268,828
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                              10,000           10,163
       7.375%, due 2/1/16                                                             20,000           20,425
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                                            35,000           36,488
    PSE&G Power LLC
       6.875%, due 4/15/06                                                         1,260,000        1,260,437
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                                       (d)                 271,156          269,535
                                                                                               --------------
                                                                                                    2,903,741
                                                                                               --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    Emerson Electric Co.
       6.00%, due 8/15/32                                                            520,000          530,372
                                                                                               --------------
    ELECTRONICS (0.0%)                                            ++
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                                             45,000           45,731
                                                                                               --------------
    ENTERTAINMENT (0.0%)                                          ++
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                                            70,000           69,650
                                                                                               --------------
    ENVIRONMENTAL CONTROL (0.0%)                                  ++
    Geo Sub Corp.
       11.00%, due 5/15/12                                                            50,000           49,250
                                                                                               --------------

    FOOD (0.1%)
    Safeway, Inc.
       6.50%, due 3/1/11                                                             330,000          339,894
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.0%)                                ++
    Georgia-Pacific Corp.
       7.75%, due 11/15/29                                                            10,000            9,800
       8.00%, due 1/15/24                                                             15,000           15,131
       8.875%, due 5/15/31                                                            20,000           21,500
    Pope & Talbot, Inc.
       8.375%, due 6/1/13                                                             45,000           31,950
                                                                                               --------------
                                                                                                       78,381
                                                                                               --------------
    HEALTH CARE-SERVICES (0.3%)
    HCA, Inc.
       6.50%, due 2/15/16                                                            345,000          336,119
       8.36%, due 4/15/24                                                             80,000           83,881
       8.75%, due 9/1/10                                                              85,000           92,196
    Highmark, Inc.
       6.80%, due 8/15/13                                        (d)                 835,000          869,916
    Quest Diagnostics, Inc.
       5.45%, due 11/1/15                                                            215,000          209,521
                                                                                               --------------
                                                                                                    1,591,633
                                                                                               --------------
    INSURANCE (0.2%)
    Allstate Corp. (The)
       5.95%, due 4/1/36                                                             250,000          243,513
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                                           45,000           46,125
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                                           675,000          663,200
                                                                                               --------------
                                                                                                      952,838
                                                                                               --------------
    IRON & STEEL (0.0%)                                           ++
    United States Steel LLC
       10.75%, due 8/1/08                                                             55,000           60,500
                                                                                               --------------
    LODGING (0.1%)
    Caesars Entertainment, Inc.
       9.375%, due 2/15/07                                                            85,000           87,656
    MGM Mirage, Inc.
       6.75%, due 9/1/12                                                              20,000           19,975
       7.00%, due 11/15/36                                                           105,000          107,625
       7.25%, due 10/15/06                                                             5,000            5,031
       8.375%, due 2/1/11                                                             35,000           36,925
       8.50%, due 9/15/10                                                             75,000           80,250
    Starwood Hotels & Resorts Worldwide, Inc.
       7.375%, due 11/15/15                                                           40,000           43,200
                                                                                               --------------
                                                                                                      380,662
                                                                                               --------------
    MEDIA (0.5%)
    Clear Channel Communications, Inc.
       5.50%, due 9/15/14                                                            200,000          184,800
       5.50%, due 12/15/16                                                           200,000          178,458
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                                             70,000           72,275
    MediaNews Group, Inc.
       6.375%, due 4/1/14                                                             65,000           58,663
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                              50,000           47,188
    Paxson Communications Corp.
       7.777%, due 1/15/12                                       (a)(c)(d)            20,000           20,100
    Reed Elsevier Capital, Inc.
       4.625%, due 6/15/12                                                           365,000          341,344
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                                          1,180,000        1,408,039
    Ziff Davis Media, Inc.
       10.68%, due 5/1/12                                        (c)                  45,000           37,800
                                                                                               --------------
                                                                                                    2,348,667
                                                                                               --------------

    MINING (0.1%)
    Southern Copper Corp.
       7.50%, due 7/27/35                                                            270,000          262,730
                                                                                               --------------
    OIL & GAS (0.3%)
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                                           400,000          397,459
    Forest Oil Corp.
       8.00%, due 12/15/11                                                            60,000           64,500
    Gazprom International S.A.
       7.201%, due 2/1/20                                        (d)                 500,000          523,250
    Mission Resources Corp.
       9.875%, due 4/1/11                                                              5,000            5,325
    Newfield Exploration Co.
       8.375%, due 8/15/12                                                            30,000           32,100
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                                           420,000          405,720
    Pride International, Inc.
       7.375%, due 7/15/14                                                            35,000           36,750
    Vintage Petroleum, Inc.
       8.25%, due 5/1/12                                                              30,000           31,904
                                                                                               --------------
                                                                                                    1,497,008
                                                                                               --------------
    PACKAGING & CONTAINERS (0.0%)                                 ++
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                                             45,000           46,913
       8.875%, due 2/15/09                                                            45,000           46,856
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                                             45,000           45,788
                                                                                               --------------
                                                                                                      139,557
                                                                                               --------------
    PERSONAL PRODUCTS (0.1%)
    Estee Lauder Cos., Inc. (The)
       5.75%, due 10/15/33                                                           370,000          352,822
                                                                                               --------------
    PHARMACEUTICALS (0.3%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                                            935,000        1,006,726
    Teva Pharmaceutical Finance LLC
       5.55%, due 2/1/16                                                             365,000          352,069
                                                                                               --------------
                                                                                                    1,358,795
                                                                                               --------------
    PIPELINES (0.1%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                                            40,000           48,982
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                                              70,000           72,538
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                                                            45,000           45,788
    Williams Cos., Inc.
       7.875%, due 9/1/21                                                             65,000           69,875
                                                                                               --------------
                                                                                                      237,183
                                                                                               --------------
    REAL ESTATE (0.0%)                                            ++
    CB Richard Ellis Services, Inc.
       9.75%, due 5/15/10                                                             75,000           81,188
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                              70,000           70,700
                                                                                               --------------
                                                                                                      151,888
                                                                                               --------------
    RETAIL (0.2%)
    CVS Corp.
       5.789%, due 1/10/26                                       (d)                  71,000           68,680
    Star Gas Partners, L.P./Star Gas Finance Co.
       10.25%, due 2/15/13                                                            45,000           46,575
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                             45,000           37,350
       8.75%, due 9/1/21                                                               5,000            4,750
    Wal-Mart Stores, Inc.
       4.50%, due 7/1/15                                                              25,000           23,210

       5.25%, due 9/1/35                                                             610,000          553,344
                                                                                               --------------
                                                                                                      733,909
                                                                                               --------------
    SEMICONDUCTORS (0.0%)                                         ++
    MagnaChip Semiconductor S.A.
       8.00%, due 12/15/14                                       (a)                  85,000           79,475
       8.16%, due 12/15/11                                       (c)                 100,000          101,250
                                                                                               --------------
                                                                                                      180,725
                                                                                               --------------
    SOFTWARE (0.0%)                                               ++
    Computer Associates International, Inc.
       5.25%, due 12/1/09                                        (d)                 150,000          146,009
                                                                                               --------------
    TELECOMMUNICATIONS (0.1%)
    Ameritech Capital Funding Corp.
       6.25%, due 5/18/09                                                            220,000          223,112
    Dobson Cellular Systems
       9.43%, due 11/1/11                                        (c)                  35,000           36,225
    PanAmSat Corp.
       9.00%, due 8/15/14                                                             32,000           33,680
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                             45,000           46,125
    Qwest Corp.
       7.125%, due 11/15/43                                                           15,000           14,550
       7.25%, due 9/15/25                                                             30,000           30,750
       8.875%, due 3/15/12                                                            20,000           22,350
    Triton PCS, Inc.
       8.50%, due 6/1/13                                         (a)                  30,000           28,500
                                                                                               --------------
                                                                                                      435,292
                                                                                               --------------
    TEXTILES (0.1%)
    Invista
       9.25%, due 5/1/12                                         (d)                  75,000           80,250
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                                           355,000          351,495
                                                                                               --------------
                                                                                                      431,745
                                                                                               --------------
    Total Corporate Bonds
       (Cost $21,043,101)                                                                          20,785,071
                                                                                               --------------

    FOREIGN BONDS (1.6%)
    BEVERAGES (0.4%)
    Bavaria S.A.
       8.875%, due 11/1/10                                       (d)                 240,000          259,200
    CIA Brasileira de Bebidas
       10.50%, due 12/15/11                                                        1,355,000        1,636,163
    Coca-Cola HBC Finance B.V.
       5.125%, due 9/17/13                                                           245,000          237,181
                                                                                               --------------
                                                                                                    2,132,544
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                                      (d)                 230,000          228,850
                                                                                               --------------
    ELECTRIC (0.1%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                                       (d)                 360,000          346,157
                                                                                               --------------
    FOREIGN SOVEREIGN (0.1%)
    Republic of Panama
       6.70%, due 1/26/36                                                            275,000          274,450
    United Mexican States
       8.125%, due 12/30/19                                                          350,000          411,250
                                                                                               --------------
                                                                                                      685,700
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.0%)                                ++
    Bowater Canada Finance
       7.95%, due 11/15/11                                                             5,000            4,988
                                                                                               --------------

    HOUSEHOLD PRODUCTS & WARES (0.0%)                             ++
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                                       (d)                 140,000          136,532
                                                                                               --------------
    INSURANCE (0.1%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                                        (d)                 250,000          242,273
                                                                                               --------------
    MEDIA (0.2%)
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                                      (d)                 520,000          501,176
       6.50%, due 10/15/35                                       (d)                 260,000          247,518
    CanWest Media, Inc.
       8.00%, due 9/15/12                                                             45,000           46,125
    Grupo Televisa S.A.
       6.625%, due 3/18/25                                                           415,000          407,221
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                        (d)                  10,000           10,275
                                                                                               --------------
                                                                                                    1,212,315
                                                                                               --------------
    MINING (0.2%)
    Alcan, Inc.
       5.00%, due 6/1/15                                                             475,000          447,941
    Citigroup, Inc. (JSC Severstal)
       Series REGS
       9.25%, due 4/19/14                                                            244,000          262,959
    Corporacion Nacional del Cobre-Codelco, Inc.
       5.50%, due 10/15/13                                       (d)                 475,000          469,469
                                                                                               --------------
                                                                                                    1,180,369
                                                                                               --------------
    REGIONAL GOVERNMENT (0.2%)
    Province of Quebec
       5.00%, due 7/17/09                                                            920,000          914,247
                                                                                               --------------
    TELECOMMUNICATIONS (0.2%)
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                                            60,000           66,450
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                                           420,000          408,395
       5.50%, due 1/27/15                                                            255,000          242,796
    Vodafone Group PLC
       5.75%, due 3/15/16                                                            250,000          245,140
                                                                                               --------------
                                                                                                      962,781
                                                                                               --------------
    TRANSPORTATION (0.0%)                                         ++
    Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
       12.50%, due 6/15/12                                                           115,000          128,800
    Stena AB
       9.625%, due 12/1/12                                                            45,000           49,050
                                                                                               --------------
                                                                                                      177,850
                                                                                               --------------
    Total Foreign Bonds
       (Cost $8,021,337)                                                                            8,224,606
                                                                                               --------------

    MORTGAGE-BACKED SECURITIES (1.5%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.5%)
    Banc of America Commercial Mortgage, Inc.
       Series 2001-PB1, Class A1
       4.907%, due 5/11/35                                                            82,280           82,127
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                                          805,000          791,327
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                                          760,000          718,039
    Citigroup/Deutsche Bank Commercial Mortgage Trust
       Series 2005-CD1, Class A4
       5.40%, due 7/15/44                                           (c)              815,000          798,902
    LB-UBS Commercial Mortgage Trust

       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                                         1,050,000          993,297
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                                          839,416          814,211
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                                         (c)              640,000          622,712
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                                           708,529          687,642
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                                         (c)            1,530,000        1,455,463
    Morgan Stanley Capital I
       Series 2003-IQ5, Class A1
       3.02%, due 4/15/38                                                             59,580           59,204
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                                           289,032          280,359
                                                                                               --------------
    Total Mortgage-Backed Securities
       (Cost $7,563,782)                                                                            7,303,283
                                                                                               --------------

    MUNICIPAL BOND (0.1%)
    TEXAS (0.1%)
    Harris County Texas Industrial Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                                           (c)              395,000          392,500
                                                                                               --------------
    Total Municipal Bond
       (Cost $395,000)                                                                                392,500
                                                                                               --------------

    U.S. GOVERNMENT & FEDERAL AGENCIES (18.3%)
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                                           (f)              449,073          456,013
                                                                                               --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (1.3%)
       3.00%, due 8/1/10                                            (f)              389,165          366,493
       4.322%, due 3/1/35                                           (c)(f)         1,259,029        1,223,379
       5.00%, due 4/1/21                                         TBA(g)            1,065,000        1,037,709
       5.00%, due 8/1/33                                            (f)              657,002          626,784
       5.50%, due 1/1/36                                            (f)            3,131,888        3,058,805
                                                                                               --------------
                                                                                                    6,313,170
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.0%)
       4.00%, due 9/2/08                                            (a)            4,795,000        4,669,779
       4.625%, due 5/1/13                                           (f)              870,000          826,401
       4.75%, due 1/2/07                                            (f)            3,445,000        3,433,270
       5.125%, due 1/2/14                                           (f)              545,000          533,382
       5.25%, due 8/1/12                                            (f)            2,330,000        2,306,381
       6.25%, due 2/1/11                                            (f)              435,000          451,140
       6.625%, due 9/15/09                                          (f)            2,565,000        2,683,300
                                                                                               --------------
                                                                                                   14,903,653
                                                                                               --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (8.5%)
       4.50%, due 4/1/18                                            (f)              755,845          724,185
       4.50%, due 7/1/18                                            (f)            2,527,964        2,422,075
       4.50%, due 11/1/18                                           (f)            3,425,228        3,281,755
       4.50%, due 4/1/21                                         TBA(g)              850,000          812,547
       5.00%, due 6/1/21                                         TBA(g)            1,510,000        1,469,891
       5.00%, due 4/1/36                                         TBA(g)            3,215,000        3,060,278
       5.50%, due 2/1/17                                            (f)            2,884,751        2,870,176
&      5.50%, due 4/1/21                                         TBA(g)            8,640,000        8,586,000
       5.50%, due 6/1/33                                            (f)            3,900,944        3,815,393
       5.50%, due 11/1/33                                           (f)            2,205,633        2,157,262

       5.50%, due 12/1/33                                           (f)            1,395,395        1,364,792
       6.00%, due 1/1/33                                            (f)              688,317          688,963
       6.00%, due 3/1/33                                            (f)              934,836          935,336
       6.00%, due 9/1/34                                            (f)              948,600          948,999
       6.00%, due 9/1/35                                            (f)            2,807,560        2,812,030
       6.00%, due 10/1/35                                           (f)            2,120,634        2,121,386
       6.00%, due 4/1/36                                         TBA(g)            3,115,000        3,114,028
       6.50%, due 6/1/31                                            (f)              403,571          412,898
       6.50%, due 8/1/31                                            (f)              300,000          306,933
       6.50%, due 10/1/31                                           (f)              402,754          412,062
                                                                                               --------------
                                                                                                   42,316,989
                                                                                               --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (1.0%)
       5.00%, due 5/1/36                                         TBA(g)            3,360,000        3,251,848
       6.00%, due 4/15/29                                                            622,516          630,877
       6.00%, due 8/15/32                                                          1,354,843        1,371,804
                                                                                               --------------
                                                                                                    5,254,529
                                                                                               --------------
    UNITED STATES TREASURY BONDS (2.2%)
       6.00%, due 2/15/26                                           (f)            1,430,000        1,595,567
       6.25%, due 8/15/23                                           (f)            2,460,000        2,789,987
       6.25%, due 5/15/30                                           (a)            2,965,000        3,465,112
       6.875%, due 8/15/25                                          (a)            1,205,000        1,470,947
       7.50%, due 11/15/16                                          (a)              800,000          966,687
       8.75%, due 8/15/20                                           (f)              580,000          796,639
                                                                                               --------------
                                                                                                   11,084,939
                                                                                               --------------
    UNITED STATES TREASURY NOTES (2.2%)
       3.00%, due 2/15/08                                           (a)              295,000          285,355
       3.875%, due 9/15/10                                          (f)            2,530,000        2,433,642
       3.875%, due 2/15/13                                          (a)            1,205,000        1,136,184
       4.25%, due 8/15/15                                           (a)            2,315,000        2,205,308
&      6.00%, due 8/15/09                                           (f)            4,760,000        4,931,993
                                                                                               --------------
                                                                                                   10,992,482
                                                                                               --------------
    Total U.S. Government & Federal Agencies
       (Cost $92,956,916)                                                                          91,321,775
                                                                                               --------------

    LOAN ASSIGNMENT (0.0%)                                           ++(h)
    AUTO PARTS & EQUIPMENT (0.0%)                                    ++
    Goodyear Tire & Rubber Co. (The)
       7.06%, due 4/30/10                                                            175,000          177,370
                                                                                               --------------
    Total Loan Assignment
       (Cost $175,000)                                                                                177,370
                                                                                               --------------

    YANKEE BONDS (0.0%)                                              ++(i)
    INSURANCE (0.0%)                                                 ++
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                                          (a)               10,000            7,800
       7.75%, due 4/26/12                                           (a)               40,000           35,200
       8.30%, due 4/15/26                                           (a)               10,000            7,800
                                                                                               --------------
    Total Yankee Bonds
       (Cost $57,759)                                                                                  50,800
                                                                                               --------------
    Total Long-Term Bonds
       (Cost $140,011,405)                                                                        138,072,869
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    COMMON STOCKS (68.8%)
    ADVERTISING (0.4%)
    Omnicom Group, Inc.                                                               26,500        2,206,125
                                                                                               --------------
    AEROSPACE & DEFENSE (2.0%)
    L-3 Communications Holdings, Inc.                                                 39,300        3,371,547
    Northrop Grumman Corp.                                                            42,700        2,915,983
    United Technologies Corp.                                                         62,500        3,623,125

                                                                                               --------------
                                                                                                    9,910,655
                                                                                               --------------
    APPAREL (1.4%)
    Coach, Inc.                                                     (j)              110,500        3,821,090
    NIKE, Inc. Class B                                                                36,200        3,080,620
                                                                                               --------------
                                                                                                    6,901,710
                                                                                               --------------
    BANKS (3.0%)
&   Bank of America Corp.                                                            142,200        6,475,788
    PNC Financial Services Group, Inc. (The)                                          33,500        2,254,885
    U.S. Bancorp                                                                      98,700        3,010,350
    Wachovia Corp.                                                                    55,800        3,127,590
                                                                                               --------------
                                                                                                   14,868,613
                                                                                               --------------
    BEVERAGES (0.3%)
    PepsiCo, Inc.                                                                     27,600        1,595,004
                                                                                               --------------
    BIOTECHNOLOGY (1.2%)
    Amgen, Inc.                                                     (j)               46,600        3,390,150
    Genentech, Inc.                                                 (j)               30,800        2,602,908
                                                                                               --------------
                                                                                                    5,993,058
                                                                                               --------------
    BUILDING MATERIALS (0.9%)
    American Standard Cos., Inc.                                                     101,200        4,337,432
                                                                                               --------------
    CHEMICALS (1.4%)
    E.I. du Pont de Nemours & Co.                                                     78,600        3,317,706
    Praxair, Inc.                                                                     69,900        3,854,985
                                                                                               --------------
                                                                                                    7,172,691
                                                                                               --------------
    COAL (0.7%)
    Peabody Energy Corp.                                                              67,200        3,387,552
                                                                                               --------------
    COMPUTERS (2.8%)
    Apple Computer, Inc.                                            (j)               49,300        3,092,096
    Computer Sciences Corp.                                         (j)               48,200        2,677,510
    EMC Corp.                                                       (j)              200,300        2,730,089
    International Business Machines Corp.                                             55,200        4,552,344
    Research In Motion, Ltd.                                        (j)                7,900          670,552
                                                                                               --------------
                                                                                                   13,722,591
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (5.0%)
    American Express Co.                                                              52,800        2,774,640
    Ameriprise Financial, Inc.                                                        10,700          482,142
    Capital One Financial Corp.                                                       35,300        2,842,356
&   Citigroup, Inc.                                                                  167,200        7,896,856
    Goldman Sachs Group, Inc. (The)                                                   19,200        3,013,632
    JPMorgan Chase & Co.                                                              77,984        3,247,254
    Merrill Lynch & Co., Inc.                                                         37,700        2,969,252
    Morgan Stanley                                                                    25,500        1,601,910
                                                                                               --------------
                                                                                                   24,828,042
                                                                                               --------------
    ELECTRIC (0.9%)
    DTE Energy Co.                                                                    27,700        1,110,493
    Energy East Corp.                                                                 78,600        1,909,980
    FirstEnergy Corp.                                                                 28,900        1,413,210
                                                                                               --------------
                                                                                                    4,433,683
                                                                                               --------------
    ELECTRONICS (0.7%)
    Fisher Scientific International, Inc.                           (j)               49,000        3,334,450
                                                                                               --------------
    FOOD (1.6%)
    Cadbury Schweppes PLC, ADR                                      (k)               46,700        1,868,000
    General Mills, Inc.                                                               62,900        3,187,772
    Kroger Co. (The)                                                (j)              151,600        3,086,576
                                                                                               --------------
                                                                                                    8,142,348
                                                                                               --------------
    FOREST PRODUCTS & PAPER (0.0%)                                   ++
    Ainsworth Lumber Co., Ltd.                                                           200            4,474
                                                                                               --------------
    HEALTH CARE-PRODUCTS (0.6%)

    Johnson & Johnson                                                                 53,300        3,156,426
                                                                                               --------------
    HEALTH CARE-SERVICES (3.1%)
    Coventry Health Care, Inc.                                      (j)               32,750        1,767,845
    HCA, Inc.                                                                         24,900        1,140,171
    Quest Diagnostics, Inc.                                                           58,100        2,980,530
    UnitedHealth Group, Inc.                                                          87,600        4,893,336
    WellPoint, Inc.                                                 (j)               59,700        4,622,571
                                                                                               --------------
                                                                                                   15,404,453
                                                                                               --------------
    HOME BUILDERS (1.8%)
    Centex Corp.                                                                      37,100        2,299,829
    D.R. Horton, Inc.                                                                 96,633        3,210,148
    Lennar Corp. Class A                                            (a)               54,200        3,272,596
                                                                                               --------------
                                                                                                    8,782,573
                                                                                               --------------
    HOME FURNISHINGS (0.5%)
    Harman International Industries, Inc.                                             23,700        2,633,781
                                                                                               --------------
    HOUSEHOLD PRODUCTS & WARES (0.5%)
    Kimberly-Clark Corp.                                                              43,000        2,485,400
                                                                                               --------------
    INSURANCE (3.3%)
    AFLAC, Inc.                                                                       43,800        1,976,694
    Allstate Corp. (The)                                                              36,800        1,917,648
    Genworth Financial, Inc. Class A                                                  86,100        2,878,323
    Hartford Financial Services Group, Inc. (The)                                     33,000        2,658,150
    PMI Group, Inc. (The)                                           (a)              101,400        4,656,288
    Prudential Financial, Inc.                                                        32,200        2,441,082
                                                                                               --------------
                                                                                                   16,528,185
                                                                                               --------------
    INTERNET (0.5%)
    Akamai Technologies, Inc.                                       (a)(j)            16,500          542,685
    eBay, Inc.                                                      (j)               31,500        1,230,390
    Yahoo!, Inc.                                                    (j)               30,600          987,156
                                                                                               --------------
                                                                                                    2,760,231
                                                                                               --------------
    LEISURE TIME (0.7%)
    Brunswick Corp.                                                                   13,000          505,180
    Harley-Davidson, Inc.                                           (a)               55,300        2,868,964
                                                                                               --------------
                                                                                                    3,374,144
                                                                                               --------------
    MEDIA (2.1%)
    Comcast Corp. Class A                                           (j)              143,100        3,743,496
    Gannett Co., Inc.                                               (a)               29,600        1,773,632
    Time Warner, Inc.                                                                207,800        3,488,962
    Tribune Co.                                                                       45,700        1,253,551
                                                                                               --------------
                                                                                                   10,259,641
                                                                                               --------------
    MINING (1.4%)
    Alcoa, Inc.                                                                       79,200        2,420,352
    Inco, Ltd.                                                      (a)               90,800        4,530,012
                                                                                               --------------
                                                                                                    6,950,364
                                                                                               --------------
    MISCELLANEOUS - MANUFACTURING (2.2%)
    3M Co.                                                                            23,200        1,756,008
    Danaher Corp.                                                                     54,400        3,457,120
    General Electric Co.                                                             102,300        3,557,994
    Illinois Tool Works, Inc.                                       (a)               23,200        2,234,392
                                                                                               --------------
                                                                                                   11,005,514
                                                                                               --------------
    OIL & GAS (5.4%)
    Apache Corp.                                                                      23,800        1,559,138
    Chevron Corp.                                                                     46,200        2,678,214
    ConocoPhillips                                                                    41,200        2,601,780
    ENSCO International, Inc.                                                         82,700        4,254,915
&   ExxonMobil Corp.                                                                  86,400        5,258,304
    Pride International, Inc.                                       (j)               45,600        1,421,808
    Rowan Cos., Inc.                                                                  62,200        2,734,312
&   Transocean, Inc.                                                (j)               79,100        6,351,730
                                                                                               --------------
                                                                                                   26,860,201
                                                                                               --------------

    OIL & GAS SERVICES (2.3%)
    Baker Hughes, Inc.                                                                55,500        3,796,200
    BJ Services Co.                                                                   95,900        3,318,140
    Weatherford International, Ltd.                                 (j)               98,400        4,501,800
                                                                                               --------------
                                                                                                   11,616,140
                                                                                               --------------
    PHARMACEUTICALS (4.6%)
    Abbott Laboratories                                                               86,400        3,669,408
    Bristol-Myers Squibb Co.                                                          42,100        1,036,081
    Caremark Rx, Inc.                                               (j)               72,600        3,570,468
    Gilead Sciences, Inc.                                           (j)               56,400        3,509,208
    Kos Pharmaceuticals, Inc.                                       (j)                9,800          468,146
    Omnicare, Inc.                                                  (a)               30,000        1,649,700
&   Pfizer, Inc.                                                                     249,100        6,207,572
    Teva Pharmaceutical Industries, Ltd., ADR                       (k)               14,400          592,992
    Wyeth                                                                             50,200        2,435,704
                                                                                               --------------
                                                                                                   23,139,279
                                                                                               --------------
    RETAIL (6.1%)
    Bed Bath & Beyond, Inc.                                         (j)               69,700        2,676,480
    Best Buy Co., Inc.                                                                65,300        3,652,229
    Chico's FAS, Inc.                                               (j)               21,500          873,760
    CVS Corp.                                                                        102,000        3,046,740
    Gap, Inc. (The)                                                                   99,400        1,856,792
    Home Depot, Inc. (The)                                                            66,300        2,804,490
    Kohl's Corp.                                                    (j)               58,200        3,085,182
    Lowe's Cos., Inc.                                                                 51,500        3,318,660
    Target Corp.                                                                      55,000        2,860,550
    Walgreen Co.                                                                      63,100        2,721,503
    Wal-Mart Stores, Inc.                                           (a)               70,700        3,339,868
                                                                                               --------------
                                                                                                   30,236,254
                                                                                               --------------
    SAVINGS & LOANS (0.4%)
    Washington Mutual, Inc.                                                           43,100        1,836,922
                                                                                               --------------
    SEMICONDUCTORS (2.0%)
    Intel Corp.                                                                      170,900        3,306,915
    Linear Technology Corp.                                         (a)               54,000        1,894,320
    Maxim Integrated Products, Inc.                                                   29,400        1,092,210
    National Semiconductor Corp.                                                      96,500        2,686,560
    Texas Instruments, Inc.                                                           28,700          931,889
                                                                                               --------------
                                                                                                    9,911,894
                                                                                               --------------
    SOFTWARE (0.7%)
    BMC Software, Inc.                                              (j)               45,000          974,700
    Citrix Systems, Inc.                                            (j)               26,700        1,011,930
    Microsoft Corp.                                                                   59,700        1,624,437
                                                                                               --------------
                                                                                                    3,611,067
                                                                                               --------------
    TELECOMMUNICATIONS (7.1%)
    ALLTEL Corp.                                                                      48,000        3,108,000
    AT&T, Inc.                                                                        85,300        2,306,512
    Comverse Technology, Inc.                                       (j)               42,100          990,613
&   Corning, Inc.                                                   (j)              187,400        5,042,934
    Lucent Technologies, Inc.                                       (a)(j)           404,200        1,232,810
    Motorola, Inc.                                                                   185,200        4,242,932
    Nokia Oyj, ADR                                                  (a)(k)           200,100        4,146,072
    QUALCOMM, Inc.                                                                    47,600        2,409,036
&   Sprint Nextel Corp.                                                              261,800        6,764,912
&   Verizon Communications, Inc.                                                     152,200        5,183,932
                                                                                               --------------
                                                                                                   35,427,753
                                                                                               --------------
    TRANSPORTATION (1.2%)
    FedEx Corp.                                                                       32,700        3,693,138
    Norfolk Southern Corp.                                                            47,000        2,541,290
                                                                                               --------------
                                                                                                    6,234,428
                                                                                               --------------
    Total Common Stocks
       (Cost $278,985,358)                                                                        343,053,078
                                                                                               --------------

    CONVERTIBLE PREFERRED STOCKS (1.1%)
    OIL & GAS (0.7%)
    Goldman Sachs Group, Inc. (The)
       6.00% Series BSKT                                            (j)(l)            30,000        3,121,140
                                                                                               --------------
    PHARMACEUTICALS (0.4%)
    Goldman Sachs Group, Inc. (The)
       2.125% Series BSKT                                           (m)               19,000        1,997,546
                                                                                               --------------
    SOFTWARE (0.0%)                                                  ++
    QuadraMed Corp.
       5.50%                                                        (d)(j)(n)          4,900          102,900
                                                                                               --------------
    Total Convertible Preferred Stocks
       (Cost $5,022,500)                                                                            5,221,586
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (14.2%)
    COMMERCIAL PAPER (6.6%)
    AIG Funding, Inc.
       4.66%, due 4/4/06                                            (f)         $  4,030,000        4,028,435
       4.75%, due 4/5/06                                            (f)              195,000          194,897
    American General Finance Corp.
       4.72%, due 4/6/06                                            (f)            1,520,000        1,519,004
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                           (o)            2,102,201        2,102,201
    CIESCO, Inc.
       4.798%, due 5/19/06                                          (o)            1,072,028        1,072,028
    Compass Securitization
       4.78%, due 4/24/06                                           (o)              536,014          536,014
    Fairway Finance
       4.739%, due 4/20/06                                          (o)              804,021          804,021
    General Electric Capital Corp.
       4.60%, due 4/6/06                                            (f)              515,000          514,671
       4.66%, due 4/5/06                                            (f)            1,930,000        1,929,001
       4.759%, due 4/12/06                                          (o)            1,330,133        1,330,133
    Grampian Funding LLC
       4.785%, due 5/3/06                                           (o)              804,021          804,021
       4.853%, due 4/4/06                                           (o)              750,419          750,419
    Greyhawk Funding
       4.732%, due 4/20/06                                          (o)            1,072,028        1,072,028
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                          (o)              804,021          804,021
    Liberty Street
       4.71%, due 4/17/06                                           (o)              792,499          792,499
    Merrill Lynch & Co., Inc.
       4.68%, due 4/3/06                                            (f)              745,000          744,806
       4.71%, due 4/3/06                                            (f)            3,165,000        3,164,172
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                          (o)            1,072,028        1,072,028
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                          (o)              804,021          804,021
    UBS Americas, Inc.
       4.83%, due 4/3/06                                            (f)            9,095,000        9,092,560
                                                                                               --------------
    Total Commercial Paper
       (Cost $33,130,980)                                                                          33,130,980
                                                                                               --------------
    FEDERAL AGENCIES (1.7%)
    Federal Home Loan Bank
       (Discount Notes)
       4.47%, due 4/3/06                                            (f)            5,500,000        5,498,634
       4.50%, due 4/3/06                                            (f)            1,425,000        1,424,644
       4.60%, due 4/6/06                                            (f)              195,000          194,875
    Federal National Mortgage Association
       (Discount Notes)
       4.47%, due 4/5/06                                            (f)            1,000,000          999,503
       4.66%, due 4/3/06                                            (f)              290,000          289,925
                                                                                               --------------
    Total Federal Agencies
       (Cost $8,407,581)                                                                            8,407,581
                                                                                               --------------

                                                                                  SHARES
                                                                                ------------
    INVESTMENT COMPANIES (0.9%)
    BGI Institutional Money Market Fund                             (o)              155,261          155,261
    Merrill Lynch Funds - Premier Institutional Money
       Market Fund                                                                 4,164,779        4,164,779
                                                                                               --------------
    Total Investment Companies
       (Cost $4,320,040)                                                                            4,320,040
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.98% dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,088,205
       (Collateralized by various bonds with a Principal
       Amount of $1,120,966
       and Market Value of $1,122,465)                              (o)         $  1,087,754        1,087,754
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,087,754)                                                                            1,087,754
                                                                                               --------------
    TIME DEPOSITS (4.8%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                            (o)            2,144,055        2,144,055
    Bank of America
       4.77%, due 5/26/06                                           (c)(o)         2,144,055        2,144,055
    Bank of Montreal
       4.78%, due 5/8/06                                            (o)            1,876,048        1,876,048
    Bank of Nova Scotia
       4.78%, due 5/10/06                                           (o)            2,063,653        2,063,653
    Barclays
       4.75%, due 4/21/06                                           (o)            2,144,055        2,144,055
    Calyon
       4.65%, due 4/7/06                                            (o)            1,876,048        1,876,048
    First Tennessee National Corp.
       4.70%, due 4/17/06                                           (o)            1,608,041        1,608,041
    Fortis Bank
       4.74%, due 4/20/06                                           (o)            1,072,028        1,072,028
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                            (o)            1,072,028        1,072,028
    Societe Generale
       4.73%, due 5/9/06                                            (o)            1,608,041        1,608,041
    Standard Chartered Bank
       4.78%, due 4/28/06                                           (o)            1,876,048        1,876,048
    Toronto Dominion Bank
       4.79%, due 4/13/06                                           (o)            2,144,055        2,144,055
    UBS AG
       4.585%, due 4/3/06                                           (o)            2,412,062        2,412,062
                                                                                               --------------
    Total Time Deposits
       (Cost $24,040,217)                                                                          24,040,217
                                                                                               --------------
    Total Short-Term Investments
       (Cost $70,986,572)                                                                          70,986,572
                                                                                               --------------
    Total Investments
       (Cost $495,005,835)                                          (p)                111.8%     557,334,105(q)
    Liabilities in Excess of
       Cash and Other Assets                                                           (11.8)     (59,045,567)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  498,288,538
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b) Equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Motorola and Freescale Semiconductor.

(c)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(d)  May be sold to institutional investors only.

(e)  Issue in default.

(f)  Segregated as collateral for TBAs.

(g) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $21,332,301.

(h) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)  Non-income producing security.

(k)  ADR - American Depositary Receipt.

(l) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of ENSCO International, GlobalSantaFe, Rowan Companies and Transocean.

(m) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Abbott Laboratories, Eli Lilly, Forest Laboratories, GlaxoSmithKline and Schering-Plough.

(n)  Illiquid security.

(o) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)  The cost for federal income tax purposes is $496,335,827.

(q) At March 31, 2006, net unrealized appreciation was $60,998,278 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $69,911,959 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,913,681.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                              March 31, 2006 (unaudited)

                                                                                   SHARES           VALUE
                                                                                ------------   --------------
    COMMON STOCKS (93.5%)                                        +
    AEROSPACE & DEFENSE (1.6%)
    Northrop Grumman Corp.                                                           148,800   $   10,161,552
                                                                                               --------------
    BUILDING PRODUCTS (1.8%)
    American Standard Cos., Inc.                                                     281,400       12,060,804
                                                                                               --------------
    CAPITAL MARKETS (5.0%)
    Goldman Sachs Group, Inc. (The)                                                   64,600       10,139,616
    Merrill Lynch & Co., Inc.                                                        130,100       10,246,676
    Morgan Stanley                                                                   119,100        7,481,862
    State Street Corp.                                                                75,800        4,580,594
                                                                                               --------------
                                                                                                   32,448,748
                                                                                               --------------
    CHEMICALS (1.7%)
    E.I. du Pont de Nemours & Co.                                                    255,200       10,771,992
    Tronox, Inc. Class B                                         (a)                  11,654          198,008
                                                                                               --------------
                                                                                                   10,970,000
                                                                                               --------------
    COMMERCIAL BANKS (9.5%)
&   Bank of America Corp.                                                            489,592       22,296,020
    PNC Financial Services Group, Inc. (The)                                         111,000        7,471,410
    U.S. Bancorp                                                                     328,300       10,013,150
    Wachovia Corp.                                                                   186,600       10,458,930
    Wells Fargo & Co.                                                                179,700       11,477,439
                                                                                               --------------
                                                                                                   61,716,949
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT (3.5%)
    Lucent Technologies, Inc.                                    (a)(b)            1,869,000        5,700,450
    Motorola, Inc.                                                                   137,200        3,143,252
&   Nokia Oyj, ADR                                               (b)(c)              691,600       14,329,952
                                                                                               --------------
                                                                                                   23,173,654
                                                                                               --------------
    COMPUTERS & PERIPHERALS (1.5%)
    International Business Machines Corp.                                            119,800        9,879,906
                                                                                               --------------
    DIVERSIFIED FINANCIAL SERVICES (6.1%)
&   Citigroup, Inc.                                                                  556,397       26,278,630
&   JPMorgan Chase & Co.                                                             317,740       13,230,694
                                                                                               --------------
                                                                                                   39,509,324
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
    AT&T, Inc.                                                                       296,000        8,003,840
&   Verizon Communications, Inc.                                                     529,600       18,038,176
                                                                                               --------------
                                                                                                   26,042,016
                                                                                               --------------
    ELECTRIC UTILITIES (0.7%)
    FirstEnergy Corp.                                                                 99,700        4,875,330
                                                                                               --------------
    ENERGY EQUIPMENT & SERVICES (5.1%)
    ENSCO International, Inc.                                                        167,700        8,628,165
    Pride International, Inc.                                    (a)                 158,900        4,954,502
    Rowan Cos., Inc.                                                                 216,400        9,512,944
    Transocean, Inc.                                             (a)                 123,100        9,884,930
                                                                                               --------------
                                                                                                   32,980,541
                                                                                               --------------
    FOOD & STAPLES RETAILING (5.0%)
    CVS Corp.                                                                        351,300       10,493,331
    Kroger Co. (The)                                             (a)                 511,500       10,414,140

    Wal-Mart Stores, Inc.                                        (b)                 246,100       11,625,764
                                                                                               --------------
                                                                                                   32,533,235
                                                                                               --------------
    FOOD PRODUCTS (2.5%)
    Cadbury Schweppes PLC ADR                                    (c)                 162,200        6,488,000
    General Mills, Inc.                                                              197,000        9,983,960
                                                                                               --------------
                                                                                                   16,471,960
                                                                                               --------------
    HEALTH CARE PROVIDERS & SERVICES (0.6%)
    HCA, Inc.                                                                         86,000        3,937,940
                                                                                               --------------
    HOUSEHOLD PRODUCTS (1.3%)
    Kimberly-Clark Corp.                                                             148,600        8,589,080
                                                                                               --------------
    INSURANCE (6.5%)
    AFLAC, Inc.                                                                      149,600        6,751,448
    Allstate Corp. (The)                                                             157,200        8,191,692
    Genworth Financial, Inc. Class A                                                 299,600       10,015,628
    Hartford Financial Services Group, Inc. (The)                                    110,200        8,876,610
    Prudential Financial, Inc.                                                       109,600        8,308,776
                                                                                               --------------
                                                                                                   42,144,154
                                                                                               --------------
    IT SERVICES (1.4%)
    Computer Sciences Corp.                                      (a)                 168,200        9,343,510
                                                                                               --------------
    MEDIA (5.4%)
&   Comcast Corp. Class A                                        (a)(b)              496,300       12,983,208
    Gannett Co., Inc.                                            (b)                 102,900        6,165,768
    Time Warner, Inc.                                                                686,700       11,529,693
    Tribune Co.                                                                      157,700        4,325,711
                                                                                               --------------
                                                                                                   35,004,380
                                                                                               --------------
    METALS & MINING (2.7%)
    Alcoa, Inc.                                                                      273,928        8,371,240
    Inco, Ltd.                                                   (b)                 189,200        9,439,188
                                                                                               --------------
                                                                                                   17,810,428
                                                                                               --------------
    MULTI-UTILITIES (0.5%)
    Energy East Corp.                                                                129,500        3,146,850
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS (6.3%)
    Chevron Corp.                                                                    155,686        9,025,117
    ConocoPhillips                                               (b)                 136,800        8,638,920
&   ExxonMobil Corp.                                                                 298,200       18,148,452
    Kerr-McGee Corp.                                                                  57,798        5,518,553
                                                                                               --------------
                                                                                                   41,331,042
                                                                                               --------------
    PHARMACEUTICALS (8.2%)
&   Abbott Laboratories                                                              299,300       12,711,271
    Bristol-Myers Squibb Co.                                                         145,400        3,578,294
    Kos Pharmaceuticals, Inc.                                    (a)                  34,300        1,638,511
&   Pfizer, Inc.                                                                     865,800       21,575,736
    Pharmaceutical HOLDRs Trust                                  (d)(e)               75,800        5,412,120
    Wyeth                                                                            174,600        8,471,592
                                                                                               --------------
                                                                                                   53,387,524
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
    Intel Corp.                                                                      480,500        9,297,675
    Texas Instruments, Inc.                                                           98,600        3,201,542
                                                                                               --------------
                                                                                                   12,499,217
                                                                                               --------------
    SOFTWARE (0.5%)
    BMC Software, Inc.                                           (a)                 151,000        3,270,660
                                                                                               --------------
    SPECIALTY RETAIL (2.5%)
    Gap, Inc. (The)                                                                  340,900        6,368,012
    Home Depot, Inc. (The)                                                           230,900        9,767,070
                                                                                               --------------
                                                                                                   16,135,082
                                                                                               --------------

    THRIFTS & MORTGAGE FINANCE (3.0%)
    PMI Group, Inc. (The)                                        (b)                 276,800       12,710,656
    Washington Mutual, Inc.                                                          161,500        6,883,130
                                                                                               --------------
                                                                                                   19,593,786
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES (4.7%)
    ALLTEL Corp.                                                                     165,700       10,729,075
&   Sprint Nextel Corp.                                                              774,500       20,013,080
                                                                                               --------------
                                                                                                   30,742,155
                                                                                               --------------
    Total Common Stocks
       (Cost $519,063,516)                                                                        609,759,827
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    CONVERTIBLE PREFERRED STOCKS (1.5%)
    CAPITAL MARKETS (0.5%)
    Goldman Sachs Group, Inc. (The)
       6.00%                                                     (a)(f)               30,000        3,164,580
                                                                                               --------------
    PHARMACEUTICALS (1.0%)
    Goldman Sachs Group, Inc. (The)
       2.125% Series BSKT                                        (g)                  64,000        6,728,576
                                                                                               --------------
    Total Convertible Preferred Stocks
       (Cost $9,400,000)                                                                            9,893,156
                                                                                               --------------

                                                                                  SHARES
                                                                                ------------
    INVESTMENT COMPANY (1.0%)
    iShares Russell 1000 Value Index Fund                        (d)                  91,200        6,664,896
                                                                                               --------------
    Total Investment Company
       (Cost $5,842,883)                                                                            6,664,896
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                ------------
    SHORT-TERM INVESTMENTS (13.6%)
    COMMERCIAL PAPER (7.2%)
    AIG Funding, Inc.
       4.66%, due 4/4/06                                                        $  6,245,000        6,242,575
       4.75%, due 4/5/06                                                           5,940,000        5,936,865
    Banco Santander Central Hispano S.A.
       4.722%, due 5/8/06                                        (h)               3,447,310        3,447,310
    CIESCO, Inc.
       4.798%, due 5/19/06                                       (h)               1,757,972        1,757,972
    Compass Securitization
       4.78%, due 4/24/06                                        (h)                 878,986          878,986
    Fairway Finance
       4.739%, due 4/20/06                                       (h)               1,318,479        1,318,479
    General Electric Capital Corp.
       4.759%, due 4/12/06                                       (h)               2,181,228        2,181,228
    Grampian Funding LLC
       4.785%, due 5/3/06                                        (h)               1,318,479        1,318,479
       4.853%, due 4/4/06                                        (h)               1,230,580        1,230,580
    Greyhawk Funding
       4.732%, due 4/20/06                                       (h)               1,757,972        1,757,972
    Jupiter Securitization Corp.
       4.742%, due 4/17/06                                       (h)               1,318,479        1,318,479
    Liberty Street
       4.71%, due 4/17/06                                        (h)               1,299,584        1,299,584
    Merrill Lynch & Co., Inc.
       4.71%, due 4/3/06                                                           7,615,000        7,613,007
    Prefco Enterprises, Inc.
       4.681%, due 4/10/06                                       (h)               1,757,972        1,757,972

    Rabobank USA Finance Corp.
       4.83%, due 4/3/06                                                           7,475,000        7,472,994
    Sheffiled Receivables Corp.
       4.771%, due 4/25/06                                       (h)               1,318,479        1,318,479
                                                                                               --------------
    Total Commercial Paper
       (Cost $46,850,961)                                                                          46,850,961
                                                                                               --------------

                                                                                   SHARES
                                                                                ------------
    INVESTMENT COMPANY (0.0%)                                    ++
    BGI Institutional Money Market Fund                          (h)                 254,605          254,605
                                                                                               --------------
    Total Investment Company
       (Cost $254,605)                                                                                254,605
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                ------------
    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co.
       4.98%, dated 3/31/06 due 4/3/06
       Proceeds at Maturity $1,784,501
       (Collateralized by various bonds with a
       Principal Amount of $1,838,224 and
       Market Value of $1,840,682)                               (h)            $  1,783,761        1,783,761
                                                                                               --------------
    Total Repurchase Agreement
       (Cost $1,783,761)                                                                            1,783,761
                                                                                               --------------
    TIME DEPOSITS (6.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       4.61%, due 4/6/06                                         (h)               3,515,944        3,515,944
    Bank of America
       4.77%, due 5/26/06                                        (h)(i)            3,515,944        3,515,944
    Bank of Montreal
       4.78%, due 5/8/06                                         (h)               3,076,451        3,076,451
    Bank of Nova Scotia
       4.78%, due 5/10/06                                        (h)               3,384,096        3,384,096
    Barclays
       4.75%, due 4/21/06                                        (h)               3,515,944        3,515,944
    Calyon
       4.65%, due 4/7/06                                         (h)               3,076,451        3,076,451
    First Tennessee National Corp.
       4.70%, due 4/17/06                                        (h)               2,636,958        2,636,958
    Fortis Bank
       4.74%, due 4/20/06                                        (h)               1,757,972        1,757,972
    HBOS Halifax Bank of Scotland
       4.56%, due 4/3/06                                         (h)               1,757,972        1,757,972
    Societe Generale
       4.73%, due 5/9/06                                         (h)               2,636,958        2,636,958
    Standard Chartered Bank
       4.78%, due 4/28/06                                        (h)               3,076,451        3,076,451
    Toronto Dominion Bank
       4.79%, due 4/13/06                                        (h)               3,515,944        3,515,944
    UBS AG
       4.585%, due 4/3/06                                        (h)               3,955,434        3,955,434
                                                                                               --------------
    Total Time Deposits
       (Cost $39,422,519)                                                                          39,422,519
                                                                                               --------------
    Total Short-Term Investments
       (Cost $88,311,846)                                                                          88,311,846
                                                                                               --------------
    Total Investments
       (Cost $622,618,245)                                       (j)                   109.6%     714,629,725(k)
    Liabilities in Excess of
       Cash and Other Assets                                                            (9.6)     (62,368,693)
                                                                                ------------   --------------
    Net Assets                                                                         100.0%  $  652,261,032
                                                                                ============   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) HOLDRs - represents beneficial ownership in the common stock of a group of specified companies that are involved in various segments of the pharmaceutical industry.

(f) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of ENSCO International, GlobalSantaFe, Rowan Companies and Transocean.

(g) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Abbott Laboratories, Eli Lilly, Forest Laboratories, GlaxoSmithKline and Schering-Plough.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)  Floating rate. Rate shown is the rate in effect at March 31, 2006.

(j)  The cost for federal income tax purposes is $623,771,480.

(k) At March 31, 2006 net unrealized appreciation was $90,858,245, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $112,112,748 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,254,503.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.


By: /s/ Gary E. Wendlandt
    ---------------------------------
    Gary E. Wendlandt
    Chairman and Chief Executive
    Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary E. Wendlandt
    ---------------------------------
    Gary E. Wendlandt
    Chairman and Chief Executive
    Officer

Date: May 30, 2006


By: /s/ Arphiela Arizmendi
    ---------------------------------
    Arphiela Arizmendi
    Treasurer and Principal Financial
    and Accounting Officer

Date: May 30, 2006